UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number 811-22201
Direxion Shares ETF Trust
(Exact name of registrant as specified in charter)
33 Whitehall Street, 10th Floor
New York, NY 10004
(Address of principal executive offices) (Zip code)
Daniel O’Neill
33 Whitehall Street, 10th Floor
New York, NY 10004
(Name and address of agent for service)
Registrant’s telephone number, including area code: 1-866-476-7523
Date of fiscal year end: October 31
Date of reporting period: April 30, 2011
Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

Direxion Shares Etf Trust

SEMI-ANNUAL REPORT APRIL 30, 2011

33 Whitehall Street, 10th Floor            New York, New York 10004            www.direxionshares.com

Sector Funds Direxion Airline Shares

1X Bear Funds

Fixed Income Funds

Direxion Daily 7-10 Year Treasury Bear 1X Shares
Direxion Daily 20+ Year Treasury Bear 1X Shares
Direxion Daily Total Bond Market Bear 1X Shares

2X Bull Funds	2X Bear Funds

International Funds

Direxion Daily BRIC Bull 2X Shares Direxion Daily India Bull 2X Shares	Direxion Daily BRIC Bear 2X Shares Direxion Daily India Bear 2X Shares

Sector Funds

Direxion Daily Gold Miners Bull 2X Shares	Direxion Daily Gold Miners Bear 2X Shares
Direxion Daily Natural Gas Related Bull 2X Shares	Direxion Daily Natural Gas Related Bear 2X Shares
Direxion Daily Retail Bull 2X Shares	Direxion Daily Retail Bear 2X Shares

3X Bull Funds	3X Bear Funds

Domestic Equity Index Funds

Direxion Daily Large Cap Bull 3X Shares	Direxion Daily Large Cap Bear 3X Shares
Direxion Daily Mid Cap Bull 3X Shares	Direxion Daily Mid Cap Bear 3X Shares
Direxion Daily Small Cap Bull 3X Shares	Direxion Daily Small Cap Bear 3X Shares

International Funds

Direxion Daily China Bull 3X Shares	Direxion Daily China Bear 3X Shares
Direxion Daily Developed Markets Bull 3X Shares	Direxion Daily Developed Markets Bear 3X Shares
Direxion Daily Emerging Markets Bull 3X Shares	Direxion Daily Emerging Markets Bear 3X Shares
Direxion Daily Latin America Bull 3X Shares	Direxion Daily Latin America Bear 3X Shares

Sector Funds

Direxion Daily Semiconductor Bull 3X Shares	Direxion Daily Semiconductor Bear 3X Shares

Specialty Funds

Direxion Daily Energy Bull 3X Shares	Direxion Daily Energy Bear 3X Shares
Direxion Daily Financial Bull 3X Shares	Direxion Daily Financial Bear 3X Shares
Direxion Daily Real Estate Bull 3X Shares	Direxion Daily Real Estate Bear 3X Shares
Direxion Daily Technology Bull 3X Shares	Direxion Daily Technology Bear 3X Shares

Fixed Income Funds

Direxion Daily 7-10 Year Treasury Bull 3X Shares	Direxion Daily 7-10 Year Treasury Bear 3X Shares
Direxion Daily 20+ Year Treasury Bull 3X Shares	Direxion Daily 20+ Year Treasury Bear 3X Shares

Table of Contents

Letter to Shareholders	4

Expense Examples	11

Allocation of Portfolio Holdings	15

Schedules of Investments	16

Statements of Assets and Liabilities	90

Statements of Operations	101

Statements of Changes in Net Assets	112

Financial Highlights	132

Notes to the Financial Statements	136

Supplemental Information	162

Board Review of Investment Advisory Agreement	163

Help Preserve the Environment – Go Green!

With e-Delivery you can:

•	Receive email notifications when your most recent shareholder communications are available for review.
•	Access prospectuses, annual reports and semiannual reports online.

It’s easy to enroll:

1.	Visit www.direxionshares.com/edelivery

2.	Follow the simple enrollment instructions.

If you have questions about Direxion Shares e-Delivery services, contact a representative at 866.476.7523.

Letter to Shareholders

Dear Shareholders,

This Semi-Annual Report for the Direxion Shares exchange traded funds (the “ETFs”) covers the period from November 1, 2010 to April 30, 2011 (the “Semi-Annual Period”). During the Semi-Annual Period, the equity markets continued and sustained the bull rally after a small pullback during the summer months of 2010. On the fixed income side, markets have reacted negatively both domestically and globally, as the world strives to muddle through the current credit cycle. Over the Semi-Annual Period, the U.S. Dollar varied wildly when compared against the major G10 currencies. The G10 currencies are considered the ten most liquid currencies in the world and include the following; U.S. Dollar, Canadian Dollar, Japanese Yen, Australian Dollar, New Zealand Dollar, British Pound, Euro, Swiss Franc, Swedish Krona and Norwegian Krone. Gold was a strong asset during the Semi-Annual Period and continues to perform well along with other precious metals, such as silver and platinum. Additionally, other commodities such as oil, grains, and livestock have done very well as investors focused on the possibility of impending inflation.

The ETFs seek to provide daily returns which are a multiple — positive or negative — of the daily return of a particular benchmark. The ETFs should be used by investors as short-term trading vehicles. The ETFs are not suitable for all investors and should be utilized only by sophisticated investors who understand leverage risk and the consequences of seeking daily leveraged investment results, and intend to actively monitor and manage their investments.

The ETFs with the word “Bull” in their name (collectively, the “Bull ETFs”) attempt to provide investment results that correlate to a positive multiple (100%, 200% or 300%) of the return of an index or benchmark, meaning the Bull ETFs attempt to move in the same direction as their target indexes or benchmarks. The ETFs with the word “Bear” in their name (collectively, the “Bear ETFs”) attempt to provide investment results that correlate to a negative multiple (-100%, -200% or -300%) of the return of an index or benchmark, meaning that the Bear ETFs attempt to move in the opposite or inverse direction of their target indexes or benchmarks.

In seeking to achieve each ETF’s daily investment results, Rafferty Asset Management (“Rafferty” or the “Adviser”) uses statistical and quantitative analysis to determine the investments each ETF makes and the techniques it employs. Rafferty relies upon a pre-determined model to generate orders that result in repositioning each ETF’s investments in accordance with its daily investment objective. Using this approach, Rafferty determines the type, quantity and mix of investment positions that it believes in combination should produce daily returns consistent with an ETF’s objective. As a consequence, if an ETF is performing as designed, the daily return of the index or benchmark will dictate the daily return for that ETF. Each ETF pursues its investment objective regardless of market conditions and does not take defensive positions.

Each ETF, other than the Direxion Airline Shares, Direxion Daily 7-10 Year Treasury Bear 1X Shares, Direxion Daily 20+ Year Treasury Bear 1X Shares and the Direxion Daily Total Bond Market Bear 1X Shares, has a clearly articulated goal which requires the ETF to seek economic exposure in excess of its net assets. To meet its objectives, each ETF invests in some combination of financial instruments so that it generates economic exposure consistent with the ETF’s investment objective. Financial instruments may include ETFs, stock index futures contracts, option on securities and stock indices and swap agreements. Each ETF invests significantly in swap agreements and futures contracts. Rafferty uses these types of investments to produce economically “leveraged” investment results. Leveraging allows Rafferty to generate a greater positive or negative return than what would be generated on the invested capital without leverage, thus changing small market movements into larger changes in the value of the investments of an ETF.

The ETFs may use certain investment techniques, including investments in derivatives, which may be considered aggressive. Investments in derivatives in general are subject to market risks that may cause their prices to fluctuate over time. In addition, such instruments may experience potentially dramatic price changes (losses) and imperfect correlations between the price of the contract and the underlying security or index which will increase the volatility of the ETFs and may involve a small investment of cash relative to the magnitude of the risk assumed. The use of derivatives may expose the ETFs to additional risks that they would not be subject to if they invested directly in the securities underlying those derivatives. The use of derivatives may result in larger losses or smaller gains than otherwise would be the case.

4  DIREXION SEMI-ANNUAL REPORT

The discussion below relates to the performance of the ETFs for the Semi-Annual Period. The ETFs seek to provide daily returns which are a multiple — positive or negative — of the daily performance of a particular benchmark. If an ETF’s shares are held for a period of longer than a single day, the ETF’s performance is likely to deviate from the multiple of the benchmark performance for the longer period. The ETFs are not suitable for all investors and should be utilized only be sophisticated investors who understand leverage risk, consequences of seeking daily investment results and intend to actively monitor and manage their investments.

As a consequence, the performance of the ETFs for the Semi-Annual Period is important primarily for understanding whether the ETFs meet their investment goals. An ETF which meets its daily goals should have performance for the Semi-Annual Period similar to the performance indicated by models based on the daily returns of the relevant benchmark for the Semi-Annual Period. Direxion maintains models which indicate the expected performance of each ETF in light of the path of the relevant benchmark (the “Target Index”) and the ETF’s expense ratios. The models, and a description of how they work, are available on the Direxion Shares website (www.direxionshares.com) under Tools/Tracking Center. The models do not take into account the size of an ETF or any transaction fees associated with creating or maintaining an ETF’s portfolio. A brief comparison of the actual returns versus the expected returns for each of the ETFs during the Semi-Annual Period is as follows below.

The Direxion Airline Shares seeks to provide 100% of the return, before fees and expenses, of the NYSE Arca Airline Index. For the period December 8, 2010 (commencement of operations) to April 30, 2011, the Target Index returned -10.37%. The Direxion Airline Shares returned -10.85%. The model indicated an expected return of -10.51% for the Direxion Airline Shares.

The Direxion Daily 7-10 Year Treasury Bear 1X Shares seeks to provide -100% of the daily return, before fees and expenses, of the NYSE 7-10 Year Treasury Bond Index. For the period March 23, 2011 (commencement of operations) to April 30, 2011, the Target Index returned 0.74%. The Direxion Daily 7-10 Year Treasury Bear 1X Shares returned -0.90%. The model indicated an expected return of -0.82% for the Direxion Daily 7-10 Year Treasury Bear 1X Shares.

The Direxion Daily 20+ Year Treasury Bear 1X Shares seeks to provide -100% of the daily return, before fees and expenses, of the NYSE 20 Year Plus Treasury Bond Index. For the period March 23, 2011 (commencement of operations) to April 30, 2011, the Target Index returned 1.16%. The Direxion Daily 20+ Year Treasury Bear 1X Shares returned -1.38%. The model indicated an expected return of -1.31% for the Direxion Daily 20+ Year Treasury Bear 1X Shares.

The Direxion Daily Total Bond Market Bear 1X Shares seeks to provide -100% of the daily return, before fees and expenses, of the Barclays Capital U.S. Aggregate Bond Index. For the period March 23, 2011 (commencement of operations) to April 30, 2011, the Target Index returned 0.97%. The Direxion Daily Total Bond Market Bear 1X Shares returned -1.18%. The model indicated an expected return of -1.02% for the Direxion Daily Total Bond Market Bear 1X Shares.

The Direxion Daily BRIC Bull 2X Shares and the Direxion Daily BRIC Bear 2X Shares seek to provide 200% and -200% of the daily return, before fees and expenses, of The Bank of New York Mellon BRIC Select ADR® Index, respectively. For the Semi-Annual Period, the Target Index returned 6.45%. The Direxion Daily BRIC Bull 2X Shares returned 10.46% and the Direxion Daily BRIC Bear 2X Shares returned -17.37%. The model indicated an expected return of 10.93% for the Direxion Daily BRIC Bull 2X Shares and an expected return of -16.52% for the Direxion Daily BRIC Bear 2X Shares.

The Direxion Daily India Bull 2X Shares and the Direxion Daily India Bear 2X Shares seek to provide 200% and -200% of the daily return, before fees and expenses, of the Indus India Index, respectively. For the Semi-Annual Period, the Target Index returned 5.01%. The Direxion Daily India Bull 2X Shares returned -13.09% and the Direxion Daily India Bear 2X Shares returned -1.20%. The model indicated an expected return of -12.95% for the Direxion Daily India Bull 2X Shares and an expected return of 0.42% for the Direxion Daily India Bear 2X Shares.

The Direxion Daily Natural Gas Related Bull 2X Shares and the Direxion Daily Natural Gas Related Bear 2X Shares seek to provide 200% and -200% of the daily return, before fees and expenses, of the ISE-Revere Natural Gas Index, respectively. For the Semi-Annual Period, the Target Index returned 39.00%. The Direxion Daily Natural Gas Related

DIREXION SEMI-ANNUAL REPORT  5

Bull 2X Shares returned 87.86% and the Direxion Daily Natural Gas Related Bear 2X Shares returned -51.82%. The model indicated an expected return of 88.53% for the Direxion Daily Natural Gas Related Bull 2X Shares and an expected return of -51.59% for the Direxion Daily Natural Gas Related Bear 2X Shares.

The Direxion Daily Gold Miners Bull 2X Shares and the Direxion Daily Gold Miners Bear 2X Shares seek to provide 200% and -200% of the daily return, before fees and expenses, of the NYSE Arca Gold Miners Index, respectively. For the period December 08, 2010 (commencement of operations) to April 30, 2011, the Target Index returned 0.48%. The Direxion Daily Gold Miners Bull 2X Shares returned -2.45% and the Direxion Daily Gold Miners Bear 2X Shares returned -9.08%. The model indicated an expected return of -2.02% for the Direxion Daily Gold Miners Bull 2X Shares and an expected return of -9.04% for the Direxion Daily Gold Miners Bear 2X Shares.

The Direxion Daily Retail Bull 2X Shares and the Direxion Daily Retail Bear 2X Shares seek to provide 200% and -200% of the daily return, before fees and expenses, of the Russell 1000® Retail Index, respectively. For the Semi-Annual Period, the Target Index returned 18.07%. The Direxion Daily Retail Bull 2X Shares returned 28.00% and the Direxion Daily Retail Bear 2X Shares returned -25.28%. The model indicated an expected return of 28.50% for the Direxion Daily Retail Bull 2X Shares and an expected return of -25.10% for the Direxion Daily Retail Bear 2X Shares.

The Direxion Daily Large Cap Bull 3X Shares and the Direxion Daily Large Cap Bear 3X Shares seek to provide 300% and -300% of the daily return, before fees and expenses, of the Russell 1000® Index, respectively. For the Semi-Annual Period, the Target Index returned 17.11%. The Direxion Daily Large Cap Bull 3X Shares returned 54.91% and Direxion Daily Large Cap Bear 3X Shares returned -41.04%. The model indicated an expected return of 56.37% for the Direxion Daily Large Cap Bull 3X Shares and an expected return of -40.78% for the Direxion Daily Large Cap Bear 3X Shares.

The Direxion Daily Mid Cap Bull 3X Shares and the Direxion Daily Mid Cap Bear 3X Shares seek to provide 300% and -300% of the daily return, before fees and expenses, of the Russell Midcap® Index, respectively. For the Semi-Annual Period, the Target Index returned 20.69%. The Direxion Daily Mid Cap Bull 3X Shares returned 68.79% and the Direxion Daily Mid Cap Bear 3X Shares returned -46.70%. The model indicated an expected return of 70.23% for the Direxion Daily Mid Cap Bull 3X Shares and an expected return of -46.46% for the Direxion Daily Mid Cap Bear 3X Shares.

The Direxion Daily Small Cap Bull 3X Shares and the Direxion Daily Small Cap Bear 3X Shares seek to provide 300% and -300% of the daily return, before fees and expenses, of the Russell 2000® Index, respectively. For the Semi-Annual Period, the Target Index returned 23.74%. The Direxion Daily Small Cap Bull 3X Shares returned 79.80% and the Direxion Daily Small Cap Bear 3X Shares returned -52.74%. The model indicated an expected return of 80.40% for the Direxion Daily Small Cap Bull 3X Shares and an expected return of -51.99% for the Direxion Daily Small Cap Bear 3X Shares.

The Direxion Daily China Bull 3X Shares and the Direxion Daily China Bear 3X Shares seek to provide 300% and -300% of the daily return, before fees and expenses, of The Bank of New York Mellon China Select ADR® Index, respectively. For the Semi-Annual Period, the Target Index returned 5.92%. The Direxion Daily China Bull 3X Shares returned 12.45% and the Direxion Daily China Bear 3X Shares returned -26.64%. The model indicated an expected return of 12.48% for the Direxion Daily China Bull 3X Shares and an expected return of -24.11% for the Direxion Daily China Bear 3X Shares.

The Direxion Daily Developed Markets Bull 3X Shares and the Direxion Daily Developed Markets Bear 3X Shares seek to provide 300% and -300% of the daily return, before fees and expenses, of the MSCI EAFE® Index, respectively. For the Semi-Annual Period, the Target Index returned 12.35%. The Direxion Daily Developed Markets Bull 3X Shares returned 37.01% and the Direxion Daily Developed Markets Bear 3X Shares returned -37.00%. The model indicated an expected return of 34.38% for the Direxion Daily Developed Markets Bull 3X Shares and an expected return of -36.49% for the Direxion Daily Developed Markets Bear 3X Shares.

The Direxion Daily Emerging Markets Bull 3X Shares and the Direxion Daily Emerging Markets Bear 3X Shares seek to provide 300% and -300% of the daily return, before fees and expenses, of the MSCI Emerging Markets Indexsm, respectively. For the Semi-Annual Period, the Target Index returned 9.28%. The Direxion Daily Emerging Markets Bull 3X Shares returned 20.63% and the Direxion Daily Emerging Markets Bear 3X Shares returned -32.79%. The model

6  DIREXION SEMI-ANNUAL REPORT

indicated an expected return of 22.33% for the Direxion Daily Emerging Markets Bull 3X Shares and an expected return of -32.29% for the Direxion Daily Emerging Markets Bear 3X Shares.

The Direxion Daily Latin America Bull 3X Shares and the Direxion Daily Latin America Bear 3X Shares seek to provide 300% and -300% of the daily return, before fees and expenses, of the S&P Latin America 40 Index, respectively. For the Semi-Annual Period, the Target Index returned 4.70%. The Direxion Daily Latin America Bull 3X Shares returned 6.43% and the Direxion Daily Latin America Bear 3X Shares returned -23.08%. The model indicated an expected return of 8.10% for the Direxion Daily Latin America Bull 3X Shares and an expected return of -22.33% for the Direxion Daily Latin America Bear 3X Shares.

The Direxion Daily Semiconductor Bull 3X Shares and the Direxion Daily Semiconductor Bear 3X Shares seek to provide 300% and -300% of the daily return, before fees and expenses, of the PHLX Semiconductor Sector Index, respectively. For the Semi-Annual Period, the Target Index returned 21.26%. The Direxion Daily Semiconductor Bull 3X Shares returned 63.91% and the Direxion Daily Semiconductor Bear 3X Shares returned -52.19%. The model indicated an expected return of 65.34% for the Direxion Daily Semiconductor Bull 3X Shares and an expected return of -51.73% for the Direxion Daily Semiconductor Bear 3X Shares.

The Direxion Daily Energy Bull 3X Shares and the Direxion Daily Energy Bear 3X Shares seek to provide 300% and -300% of the daily return, before fees and expenses, of the Russell 1000® Energy Index, respectively. For the Semi-Annual Period, the Target Index returned 16.15%. The Direxion Daily Energy Bull 3X Shares returned 140.37% and the Direxion Daily Energy Bear 3X Shares returned -65.12%. The model indicated an expected return of 142.27% for the Direxion Daily Energy Bull 3X Shares and an expected return of -64.86% for the Direxion Daily Energy Bear 3X Shares.

The Direxion Daily Financial Bull 3X Shares and the Direxion Daily Financial Bear 3X Shares seek to provide 300% and -300% of the daily return, before fees and expenses, of the Russell 1000® Financial Services Index, respectively. For the Semi-Annual Period, Target Index returned 13.41%. The Direxion Daily Financial Bull 3X Shares returned 38.23% and the Direxion Daily Financial Bear 3X Shares returned -37.65%. The model indicated an expected return of 39.53% for the Direxion Daily Financial Bull 3X Shares and an expected return of -37.09% for the Direxion Daily Financial Bear 3X Shares.

The Direxion Daily Real Estate Bull 3X Shares and the Direxion Daily Real Estate Bear 3X Shares seek to provide 300% and -300% of the daily return of the MSCI US REIT Indexsm, respectively. For the Semi-Annual Period, the target index returned 15.40%. The Direxion Daily Real Estate Bull 3X Shares returned 44.90% and the Direxion Daily Real Estate Bear 3X Shares returned -41.46%. The model indicated an expected return of 46.29% for the Direxion Daily Real Estate Bull 3X Shares and an expected return of -40.74% for the Direxion Daily Real Estate Bear 3X Shares.

The Direxion Daily Technology Bull 3X Shares and the Direxion Daily Technology Bear 3X Shares seek to provide 300% and -300% of the daily return, before fees and expenses, of the Russell 1000® Technology Index, respectively. For the Semi-Annual Period, the Target Index returned 10.78%. The Direxion Daily Technology Bull 3X Shares returned 29.90% and the Direxion Daily Technology Bear 3X Shares returned -31.72%. The model indicated an expected return of 31.11% for the Direxion Daily Technology Bull 3X Shares and an expected return of -31.29% for the Direxion Daily Technology Bear 3X Shares.

The Direxion Daily 7-10 Year Treasury Bull 3X Shares and the Direxion Daily 7-10 Year Treasury Bear 3X Shares seek to provide 300% and -300% of the daily return, before fees and expenses, of the NYSE 7-10 Year Treasury Bond Index, respectively. For the Semi-Annual Period, the Target Index returned -2.84%. The Direxion Daily 7-10 Year Treasury Bull 3X Shares returned -9.27% and Direxion Daily 7-10 Year Treasury Bear 3X Shares returned 4.89% The model indicated an expected return of -9.50% for the Direxion Daily 7-10 Year Treasury Bull 3X Shares and an expected return of 6.59% for the Direxion Daily 7-10 Year Treasury Bear 3X Shares.

The Direxion Daily 20+ Year Treasury Bull 3X Shares and the Direxion Daily 20+ Year Treasury 3X Shares seek to provide 300% and -300% of the daily return, before fees and expenses, of the NYSE 20 Year Plus Treasury Bond Index, respectively. For the Semi-Annual Period, the Target Index returned -4.40%. The Direxion Daily 20+ Year Treasury Bull

DIREXION SEMI-ANNUAL REPORT  7

3X Shares returned -16.61% and the Direxion Daily 20+ Year Treasury Bear 3X Shares returned 5.40%. The model indicated an expected return of -15.77% for the Direxion Daily 20+ Year Treasury Bull 3X Shares and an expected return of 6.91% for the Direxion Daily 20+ Year Treasury Bear 3X Shares.

As always, we thank you for using the Direxion Shares and we look forward to our mutual success.

Best Regards,

Daniel O’Neill	Patrick J. Rudnick
President	Principal Financial Officer

Past performance is not indicative of future results. Recent growth rate in the stock market has helped to produce short-term returns that are not typical and may not continue in the future. Carefully consider the investment objectives, risks, and charges and expenses of the ETFs before investing. This and other information can be found in the ETFs’ prospectus. To obtain a prospectus, please visit www.direxionshares.com or call 1-866-476-7523.

There is no guarantee the ETFs will achieve their objective. Investing in index funds may be more volatile than investing in broadly diversified funds. The use of leverage by a fund means the ETFs are riskier than alternatives which do not use leverage.

The leveraged ETFs are not suitable for all investors and should be utilized only by sophisticated investors who understand leverage risk, consequences of seeking daily leveraged investment results and intend to actively monitor and manage their investments. The ETFs are not designed to track the underlying index over a longer period of time.

Short-term performance, in particular is not a good indication of the fund’s future performance, and an investment should not be made based solely on returns. Because of on going market volatility, fund performance may be subject to substantial short-term changes. For additional information, see the fund’s prospectus.

The NYSE Arca Airline Index is a modified equal-dollar weighted Index designed to measure the performance of highly capitalized and liquid U.S. and international passenger airline companies identified as being in the airline industry and listed on developed and emerging global market exchanges. The NYSE 7-10 Year Treasury Bond Index is a multi-security index that includes all qualified U.S. Treasury bonds. Bonds eligible for inclusion must be: U.S. Treasury Bonds; bullet or callable issues with fixed coupon payments; denominated in U.S. dollars; and have a maturity of 7-10 years at issuance. The NYSE 20 Year Plus Treasury Bond Index is a multi-security index that includes all qualified U.S. Treasury bonds. Bonds eligible for inclusion must be: U.S. Treasury Bonds; bullet or callable issues with fixed coupon payments; denominated in U.S. dollars; and have a maturity of 20 or more years at issuance. The Barclays Capital U.S. Aggregate Bond Index measures the performance of the investment grade, U.S. dollar denominated, fixed-rate taxable bond market, and is composed of U.S. Treasury bonds, government-related bonds, investment-grade corporate bonds, mortgage pass-through securities, commercial mortgage-backed securities and asset-backed securities. All bonds included in the Index must be denominated in U.S. dollars, have a fixed rate, be non-convertible, be publicly offered in the U.S. and have at least one year remaining until maturity. The Bank of New York Mellon BRIC Select ADR® Index is a free-float adjusted modified market capitalization weighted index designed by The Bank of New York Mellon that tracks the performance of depositary receipts in ADR or GDR form that are listed for trading on the NYSE, NYSE Amex and Nasdaq Stock Market (“NASDAQ”) of companies from Brazil, Russia, India and China, which meet certain criteria. The Indus India Index, which is designed to replicate the Indian equity markets as a whole, through a group of 50 Indian stocks selected from a universe of the largest

8  DIREXION SEMI-ANNUAL REPORT

companies listed on two major Indian exchanges. The ISE-Revere Natural Gas Index is developed and owned by the International Securities Exchange, LLC (“ISE” or the “Index Provider”), in consultation with S&P, which calculates and maintains the Index. The Index is designed to objectively identify and select those stocks from the universe of stocks of companies that are involved in the exploration and production of natural gas, screened by stock performance variables as well as statistical factors to optimize Index performance and ensure the Index has significant correlation to the price of natural gas. The Index is an equal-weighted index comprised of exchange-listed companies that derive a substantial portion of their revenues from the exploration and production of natural gas. The NYSE Arca Gold Miners Index is a modified market capitalization weighted index comprised of publicly traded companies that operate globally in both developed and emerging markets, and are involved primarily in the mining for gold and silver. The Russell 1000® Retail Index is an index comprised of constituent companies of the Russell 1000® Index, which measures the performance of the large-cap segment of the U.S. equity universe, that sell to consumers those discretionary products supplied by manufacturers. These domestic companies include specialty retailers as well as diversified retailers such as department stores, discount stores, and superstores. The Index does not include retailers selling consumer staples, such as supermarkets, drugstores, and liquor stores. The Russell 1000® Index measures the large cap segment of the U.S. equity universe. It consists of the largest 1,000 securities in the Russell 3000® Index based on market cap. The Russell Midcap® Index measures the performance of the mid-cap segment of the U.S. equity universe. The Russell 2000® Index measures the small cap segment of the U.S. equity universe and includes the smallest 2,000 securities in the Russell 3000® Index based on market cap. The Bank of New York Mellon China Select ADR® Index is a free float-adjusted modified capitalization weighted index designed by The Bank of New York Mellon that tracks the performance of depositary receipts in ADR form that are listed for trading on the NYSE, NYSE Amex and NASDAQ of companies from China which meet certain criteria. The MSCI EAFE® Index is a free float-adjusted market capitalization index that is designed to measure developed market equity performance, excluding the U.S. and Canada. The MSCI Emerging Markets IndexSM is a free float-adjusted market capitalization index that is designed to measure equity market performance in the global emerging markets. The S&P Latin America 40 Index is an equity index drawn from four major Latin American markets: Argentina, Brazil, Chile, and Mexico. The PHLX Semiconductor Sector Index measures the performance of the semiconductor subsector of the U.S. equity market. Component companies are engaged in the design, distribution, manufacture and sale of semiconductors. Russell 1000® Energy Index measures the performance of all energy related securities in the Russell 1000® Index. Russell 1000® Financial Services Index measures the performance of all financial services related securities in the Russell 1000® Index. The MSCI US REIT IndexSM is a free float market capitalization weighted index that is comprised of Equity REIT securities that belong to the MSCI US Investable Market 2500 Index. The Russell 1000® Technology Index is a capitalization weighted index of companies that serve the electronics and computer industries or that manufacture products based on the latest applied science. The performance of each of these indexes does not reflect the deduction of fees associated with a mutual fund, such as investment management fees. Investors cannot invest directly in an index, although they can invest in its underlying securities.

ADR (American Depositary Receipt) is a negotiable certificate issued by a U.S. bank representing a specified number of shares (or one share) in a foreign stock that is traded on a U.S. exchange. GDR (Global Depositary Receipt) is a bank certificate issued in more than one country for shares in a foreign company. The shares are held by a foreign branch of an international bank. REIT (Real Estate Investment Trust).

The risks associated with the ETFs are detailed in the prospectus which include adverse market condition risk, adviser’s investment strategy risk, aggressive investment techniques risk, concentration risk, counterparty risk, credit and lower-quality debt securities risk, equity securities risk, currency exchange risk, daily correlation risk, daily rebalancing and market volatility risk, early close/trading halt risk, depository receipt risk, foreign and emerging markets securities risk, sector securities risk, interest rate risk, inverse correlation risk, leverage risk, market risk, non-diversification risk, retail sector risk, shorting risk, small and mid cap company risk, tracking error risk, market timing activity and high portfolio turnover risk, commodities securities risk, geographic concentration risk, valuation time risk, derivatives risk, risks of investing in small- and/or mid-capitalization companies, natural gas sector risk, negative implications of daily goals in volatile markets risk,

DIREXION SEMI-ANNUAL REPORT  9

risks of investing in mining and metal industry securities, commodity-linked derivatives risk, wholly-owned subsidiary risk, tax and distribution risk, options and futures contracts risks, security selection risk, Debt Instrument Risk, Gain Limitation Risk, Real Estate Investment Risk, U.S. Government Securities Risk, and Special Risks of Exchange-Traded Funds.

The views of this letter were those of the Fund Manager as of April 30, 2011 and may not necessarily reflect his views on the date this letter is first published or anytime thereafter. These views are intended to help shareholders in understanding the ETFs’ present investment methodology and do not constitute investment advice.

10  DIREXION SEMI-ANNUAL REPORT

Expense Examples
April 30, 2011 (Unaudited)

As a shareholder of the Direxion Shares ETF Trust, you incur two types of costs: (1) transaction costs, for purchasing and selling shares and exchange fees; and (2) ongoing costs, including management fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.

The examples are based on initial investments of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2010 to April 30, 2011).

Actual expenses

The first line under each Fund in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for your Fund under the heading entitled “Expenses Paid During the Period November 1, 2010 to April 30, 2011” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second line under each Fund in the table provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the second line under each Fund in the table is useful in comparing ongoing Fund costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

				Expenses
				Paid During
	Annualized	Beginning	Ending	Period
	Expense	Account Value	Account Value	November 1, 2010 to
	Ratios	November 1, 2010	April 30, 2011	April 30, 2011

Direxion Airline Shares*
Based on actual fund return	0.55%	$1,000.00	$891.50	$2.05
Based on hypothetical 5% return	0.55%	1,000.00	1,022.07	2.76
Direxion Daily 7-10 Year Treasury Bear 1X Shares**
Based on actual fund return	0.65%	1,000.00	991.00	0.69
Based on hypothetical 5% return	0.65%	1,000.00	1,021.57	3.26
Direxion Daily 20+ Year Treasury Bear 1X Shares**
Based on actual fund return	0.65%	1,000.00	986.25	0.69
Based on hypothetical 5% return	0.65%	1,000.00	1,021.57	3.26
Direxion Daily Total Bond Market Bear 1X Shares**
Based on actual fund return	0.65%	1,000.00	988.25	0.69
Based on hypothetical 5% return	0.65%	1,000.00	1,021.57	3.26

DIREXION SEMI-ANNUAL REPORT  11

Expense Examples
April 30, 2011 (Unaudited)

				Expenses
				Paid During
	Annualized	Beginning	Ending	Period
	Expense	Account Value	Account Value	November 1, 2010 to
	Ratios	November 1, 2010	April 30, 2011	April 30, 2011

Direxion Daily BRIC Bull 2X Shares
Based on actual fund return	0.96%	$1,000.00	$1,104.56	$5.01
Based on hypothetical 5% return	0.96%	1,000.00	1,020.03	4.81
Direxion Daily BRIC Bear 2X Shares
Based on actual fund return	0.96%	1,000.00	826.33	4.35
Based on hypothetical 5% return	0.96%	1,000.00	1,020.03	4.81
Direxion Daily India Bull 2X Shares
Based on actual fund return	0.96%	1,000.00	869.09	4.45
Based on hypothetical 5% return	0.96%	1,000.00	1,020.03	4.81
Direxion Daily India Bear 2X Shares
Based on actual fund return	0.96%	1,000.00	988.03	4.73
Based on hypothetical 5% return	0.96%	1,000.00	1,020.03	4.81
Direxion Daily Natural Gas Related Bull 2X Shares
Based on actual fund return	0.98%	1,000.00	1,878.56	6.99
Based on hypothetical 5% return	0.98%	1,000.00	1,019.93	4.91
Direxion Daily Natural Gas Related Bear 2X Shares
Based on actual fund return	0.95%	1,000.00	481.80	3.49
Based on hypothetical 5% return	0.95%	1,000.00	1,020.08	4.76
Direxion Daily Gold Miners Bull 2X Shares*
Based on actual fund return	0.97%	1,000.00	975.50	3.78
Based on hypothetical 5% return	0.97%	1,000.00	1,019.98	4.86
Direxion Daily Gold Miners Bear 2X Shares*
Based on actual fund return	0.96%	1,000.00	909.25	3.62
Based on hypothetical 5% return	0.96%	1,000.00	1,020.03	4.81
Direxion Daily Retail Bull 2X Shares
Based on actual fund return	0.99%	1,000.00	1,279.99	5.60
Based on hypothetical 5% return	0.99%	1,000.00	1,019.89	4.96
Direxion Daily Retail Bear 2X Shares
Based on actual fund return	0.95%	1,000.00	747.22	4.12
Based on hypothetical 5% return	0.95%	1,000.00	1,020.08	4.76
Direxion Daily Large Cap Bull 3X Shares
Based on actual fund return	1.00%	1,000.00	1,549.08	6.32
Based on hypothetical 5% return	1.00%	1,000.00	1,019.84	5.01
Direxion Daily Large Cap Bear 3X Shares
Based on actual fund return	0.95%	1,000.00	589.60	3.74
Based on hypothetical 5% return	0.95%	1,000.00	1,020.08	4.76
Direxion Daily Mid Cap Bull 3X Shares
Based on actual fund return	1.33%	1,000.00	1,687.87	8.86
Based on hypothetical 5% return	1.33%	1,000.00	1,018.20	6.66
Direxion Daily Mid Cap Bear 3X Shares
Based on actual fund return	0.95%	1,000.00	533.02	3.61
Based on hypothetical 5% return	0.95%	1,000.00	1,020.08	4.76
Direxion Daily Small Cap Bull 3X Shares
Based on actual fund return	0.99%	1,000.00	1,798.03	6.87
Based on hypothetical 5% return	0.99%	1,000.00	1,019.89	4.96
Direxion Daily Small Cap Bear 3X Shares
Based on actual fund return	0.95%	1,000.00	472.60	3.47
Based on hypothetical 5% return	0.95%	1,000.00	1,020.08	4.76
Direxion Daily China Bull 3X Shares
Based on actual fund return	0.98%	1,000.00	1,124.52	5.16
Based on hypothetical 5% return	0.98%	1,000.00	1,019.93	4.91
Direxion Daily China Bear 3X Shares
Based on actual fund return	0.95%	1,000.00	733.65	4.08
Based on hypothetical 5% return	0.95%	1,000.00	1,020.08	4.76

12  DIREXION SEMI-ANNUAL REPORT

Expense Examples
April 30, 2011 (Unaudited)

				Expenses
				Paid During
	Annualized	Beginning	Ending	Period
	Expense	Account Value	Account Value	November 1, 2010 to
	Ratios	November 1, 2010	April 30, 2011	April 30, 2011

Direxion Daily Developed Markets Bull 3X Shares
Based on actual fund return	1.09%	$1,000.00	$1,370.10	$6.41
Based on hypothetical 5% return	1.09%	1,000.00	1,019.39	5.46
Direxion Daily Developed Markets Bear 3X Shares
Based on actual fund return	0.95%	1,000.00	630.03	3.84
Based on hypothetical 5% return	0.95%	1,000.00	1,020.08	4.76
Direxion Daily Emerging Markets Bull 3X Shares
Based on actual fund return	0.98%	1,000.00	1,206.35	5.36
Based on hypothetical 5% return	0.98%	1,000.00	1,019.93	4.91
Direxion Daily Emerging Markets Bear 3X Shares
Based on actual fund return	0.95%	1,000.00	672.06	3.94
Based on hypothetical 5% return	0.95%	1,000.00	1,020.08	4.76
Direxion Daily Latin America Bull 3X Shares
Based on actual fund return	0.99%	1,000.00	1,064.33	5.07
Based on hypothetical 5% return	0.99%	1,000.00	1,019.89	4.96
Direxion Daily Latin America Bear 3X Shares
Based on actual fund return	1.20%	1,000.00	769.23	5.26
Based on hypothetical 5% return	1.20%	1,000.00	1,018.84	6.01
Direxion Daily Semiconductor Bull 3X Shares
Based on actual fund return	1.00%	1,000.00	1,639.11	6.54
Based on hypothetical 5% return	1.00%	1,000.00	1,019.84	5.01
Direxion Daily Semiconductor Bear 3X Shares
Based on actual fund return	1.09%	1,000.00	478.07	3.99
Based on hypothetical 5% return	1.09%	1,000.00	1,019.39	5.46
Direxion Daily Energy Bull 3X Shares
Based on actual fund return	1.00%	1,000.00	2,403.70	8.44
Based on hypothetical 5% return	1.00%	1,000.00	1,019.84	5.01
Direxion Daily Energy Bear 3X Shares
Based on actual fund return	1.02%	1,000.00	348.77	3.41
Based on hypothetical 5% return	1.02%	1,000.00	1,019.74	5.11
Direxion Daily Financial Bull 3X Shares
Based on actual fund return	0.97%	1,000.00	1,382.33	5.73
Based on hypothetical 5% return	0.97%	1,000.00	1,019.98	4.86
Direxion Daily Financial Bear 3X Shares
Based on actual fund return	0.96%	1,000.00	623.47	3.86
Based on hypothetical 5% return	0.96%	1,000.00	1,020.03	4.81
Direxion Daily Real Estate Bull 3X Shares
Based on actual fund return	1.01%	1,000.00	1,448.99	6.13
Based on hypothetical 5% return	1.01%	1,000.00	1,019.79	5.06
Direxion Daily Real Estate Bear 3X Shares
Based on actual fund return	0.95%	1,000.00	585.38	3.73
Based on hypothetical 5% return	0.95%	1,000.00	1,020.08	4.76
Direxion Daily Technology Bull 3X Shares
Based on actual fund return	0.99%	1,000.00	1,299.02	5.64
Based on hypothetical 5% return	0.99%	1,000.00	1,019.89	4.96
Direxion Daily Technology Bear 3X Shares
Based on actual fund return	0.95%	1,000.00	682.84	3.96
Based on hypothetical 5% return	0.95%	1,000.00	1,020.08	4.76

DIREXION SEMI-ANNUAL REPORT  13

Expense Examples
April 30, 2011 (Unaudited)

				Expenses
				Paid During
	Annualized	Beginning	Ending	Period
	Expense	Account Value	Account Value	November 1, 2010 to
	Ratios	November 1, 2010	April 30, 2011	April 30, 2011

Direxion Daily 7-10 Year Treasury Bull 3X Shares
Based on actual fund return	0.96%	$1,000.00	$907.33	$4.54
Based on hypothetical 5% return	0.96%	1,000.00	1,020.03	4.81
Direxion Daily 7-10 Year Treasury Bear 3X Shares
Based on actual fund return	0.96%	1,000.00	1,048.93	4.88
Based on hypothetical 5% return	0.96%	1,000.00	1,020.03	4.81
Direxion Daily 20+ Year Treasury Bull 3X Shares
Based on actual fund return	0.95%	1,000.00	833.90	4.32
Based on hypothetical 5% return	0.95%	1,000.00	1,020.08	4.76
Direxion Daily 20+ Year Treasury Bear 3X Shares
Based on actual fund return	0.94%	1,000.00	1,053.98	4.79
Based on hypothetical 5% return	0.94%	1,000.00	1,020.13	4.71

*	The Fund commenced investment operations on December 8, 2010. Since the Fund opened up during the period the expense numbers are not the actual expenses incurred for the period, however are a product of the time that the Fund has been in existence. Expenses are equal to the Fund’s annualized net expense ratio, multiplied by the average account value over the period, multiplied by 144 divided by 365 (to reflect the actual days in the period). Hypothetical Expenses Paid During the Period are equal to the Fund’s annualized net expense ratio, multiplied by the average account value over the period, multiplied by 181 divided by 365 (to reflect the one half year period).

**	The Fund commenced investment operations on March 23, 2011. Since the Fund opened up during the period the expense numbers are not the actual expenses incurred for the period, however are a product of the time that the Fund has been in existence. Expenses are equal to the Fund’s annualized net expense ratio, multiplied by the average account value over the period, multiplied by 39 divided by 365 (to reflect the actual days in the period). Hypothetical Expenses Paid During the Period are equal to the Fund’s annualized net expense ratio, multiplied by the average account value over the period, multiplied by 181 divided by 365 (to reflect the one half year period).

14  DIREXION SEMI-ANNUAL REPORT

Allocation of Portfolio Holdings
April 30, 2011 (Unaudited)

		Common	Preferred	Investment
	Cash*	Stocks	Stocks	Companies	Swaps	Total

Direxion Airline Shares	19%	72%	10%	—	(1)%	100%
Direxion Daily 7-10 Year Treasury Bear 1X Shares	101%	—	—	—	(1)%	100%
Direxion Daily 20+ Year Treasury Bear 1X Shares	101%	—	—	—	(1)%	100%
Direxion Daily Total Bond Market Bear 1X Shares	101%	—	—	—	(1)%	100%
Direxion Daily BRIC Bull 2X Shares	56%	19%	10%	—	15%	100%
Direxion Daily BRIC Bear 2X Shares	123%	—	—	—	(23)%	100%
Direxion Daily India Bull 2X Shares	54%	—	—	40%	6%	100%
Direxion Daily India Bear 2X Shares	109%	—	—	—	(9)%	100%
Direxion Daily Natural Gas Related Bull 2X Shares	30%	36%	—	—	34%	100%
Direxion Daily Natural Gas Related Bear 2X Shares	153%	—	—	—	(53)%	100%
Direxon Daily Gold Miners Bull 2X Shares	38%	—	—	53%	9%	100%
Direxion Daily Gold Miners Bear 2X Shares	89%	—	—	—	11%	100%
Direxion Daily Retail Bull 2X Shares	30%	42%	—	—	28%	100%
Direxion Daily Retail Bear 2X Shares	141%	—	—	—	(41)%	100%
Direxion Daily Large Cap Bull 3X Shares	61%	22%	—	—	17%	100%
Direxion Daily Large Cap Bear 3X Shares	126%	—	—	—	(26)%	100%
Direxion Daily Mid Cap Bull 3X Shares	22%	27%	—	—	51%	100%
Direxion Daily Mid Cap Bear 3X Shares	136%	—	—	—	(36)%	100%
Direxion Daily Small Cap Bull 3X Shares	56%	12%	—	— †	32%	100%
Direxion Daily Small Cap Bear 3X Shares	122%	—	—	—	(22)%	100%
Direxion Daily China Bull 3X Shares	32%	39%	—	—	29%	100%
Direxion Daily China Bear 3X Shares	138%	—	—	—	(38)%	100%
Direxion Daily Developed Markets Bull 3X Shares	41%	38%	—	—	21%	100%
Direxion Daily Developed Markets Bear 3X Shares	130%	—	—	—	(30)%	100%
Direxion Daily Emerging Markets Bull 3X Shares	50%	14%	5%	—	31%	100%
Direxion Daily Emerging Markets Bear 3X Shares	121%	—	—	—	(21)%	100%
Direxion Daily Latin America Bull 3X Shares	20%	24%	23%	—	33%	100%
Direxion Daily Latin America Bear 3X Shares	149%	—	—	—	(49)%	100%
Direxion Daily Semiconductor Bull 3X Shares	39%	33%	—	—	28%	100%
Direxion Daily Semiconductor Bear 3X Shares	130%	—	—	—	(30)%	100%
Direxion Daily Energy Bull 3X Shares	62%	13%	—	—	25%	100%
Direxion Daily Energy Bear 3X Shares	126%	—	—	—	(26)%	100%
Direxion Daily Financial Bull 3X Shares	71%	12%	—	—	17%	100%
Direxion Daily Financial Bear 3X Shares	108%	—	—	—	(8)%	100%
Direxion Daily Real Estate Bull 3X Shares	18%	20%	—	—	62%	100%
Direxion Daily Real Estate Bear 3X Shares	127%	—	—	—	(27)%	100%
Direxion Daily Technology Bull 3X Shares	39%	30%	—	—	31%	100%
Direxion Daily Technology Bear 3X Shares	142%	—	—	—	(42)%	100%
Direxion Daily 7-10 Year Bull 3X Shares	94%	—	—	—	6%	100%
Direxion Daily 7-10 Year Bear 3X Shares	101%	—	—	—	(1)%	100%
Direxion Daily 20+ Year Bull 3X Shares	78%	—	—	15%	7%	100%
Direxion Daily 20+ Year Bear 3X Shares	104%	—	—	—	(4)%	100%

*	Cash, cash equivalents and other assets less liabilities
†	Less than 0.5%

DIREXION SEMI-ANNUAL REPORT  15

Direxion Airline Shares
Schedule of Investments
April 30, 2011 (Unaudited)

Shares		Value

COMMON STOCKS - 72.0%
Airlines - 72.0%
3,037	Alaska Air Group, Inc.*	$200,047
26,045	AMR Corp.*	152,884
5,665	China Eastern Airlines Corp. Ltd. ADS*	124,913
4,730	China Southern Airlines Co. Ltd. ADR*	124,352
2,715	Copa Holdings SA Class A	157,877
23,038	Delta Air Lines, Inc.*	239,134
34,162	Hawaiian Holdings, Inc.*	199,848
27,301	JetBlue Airways Corp.*	154,524
7,095	Lan Airlines SA ADR	198,234
27,184	Republic Airways Holdings, Inc.*	146,658
5,139	Ryanair Holdings PLC ADR*	156,637
9,519	SkyWest, Inc.	157,349
13,110	Southwest Airlines Co.	154,043
8,614	United Continental Holdings, Inc.*	196,571
22,425	US Airways Group, Inc.*	203,843

		2,566,914

	TOTAL COMMON STOCKS (Cost $2,764,770)	$2,566,914

PREFERRED STOCKS - 10.0%
Airlines - 10.0%
11,095	Gol Linhas Aereas Inteligentes SA ADR*	158,104
9,548	Tam SA ADR	199,362

		357,466

	TOTAL PREFERRED STOCKS (Cost $397,346)	$357,466

SHORT TERM INVESTMENTS - 16.9%
Money Market Funds - 16.9%
291,778	Dreyfus Institutional Cash Advantage Fund, 0.13% (b)	291,778
310,019	Goldman Sachs Financial Square Government Fund, 0.00% ††(a)(b)	310,019

	TOTAL SHORT TERM INVESTMENTS (Cost $601,797)	$601,797

	TOTAL INVESTMENTS (Cost $3,763,913) - 98.9%	$3,526,177
	Other Assets in Excess of Liabilities - 1.1%	39,728

	TOTAL NET ASSETS - 100.0%	$3,565,905

Percentages are stated as a percent of net assets.
ADS — American Depositary Shares.
ADR — American Depositary Receipts.

(*)	Non-Income producing security.

(††)	Less than 0.005%.

(a)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $310,019.
(b)	Represents annualized seven-day yield at April 30, 2011.
Direxion Airline Shares
Swap Equity Contracts
April 30, 2011 (Unaudited)

		Number of	Notional	Interest Rate	Termination	Unrealized
Counterparty	Reference Entity	Contracts	Amount	Received	Date	Depreciation

Credit Suisse Capital, LLC	NYSE Arca Airline Index	14,895	$688,766	0.313%	6/11/2012	$(45,982)

The accompanying notes are an integral part of these financial statements.
16  DIREXION SEMI-ANNUAL REPORT

Direxion Daily 7-10 Year Treasury Bear 1X Shares
Schedule of Investments
April 30, 2011 (Unaudited)

Shares		Value

SHORT TERM INVESTMENTS - 101.0%
Money Market Funds - 101.0%
3,392,831	Dreyfus Institutional Cash Advantage Fund, 0.13% (a)	$3,392,831
610,004	Goldman Sachs Financial Square Government Fund, 0.00% ††(a)(b)	610,004

	TOTAL SHORT TERM INVESTMENTS (Cost $4,002,835)	$4,002,835

	TOTAL INVESTMENTS (Cost $4,002,835) - 101.0%	$4,002,835
	Liabilities in Excess of Other Assets - (1.0%)	(38,354)

	TOTAL NET ASSETS - 100.0%	$3,964,481

Percentages are stated as a percent of net assets.

(††)	Less than 0.005%.

(a)	Represents annualized seven-day yield at April 30, 2011.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $610,004.
Direxion Daily 7-10 Year Treasury Bear 1X Shares
Short Equity Swap Contracts
April 30, 2011 (Unaudited)

		Number of	Notional	Interest	Termination	Unrealized
Counterparty	Reference Entity	Contracts	Amount	Rate Paid	Date	Depreciation

Credit Suisse Capital, LLC	iShares Barclays 7-10 Year Treasury Bond Fund	41,965	$3,941,452	(0.287)%	9/24/2012	$(34,038)

The accompanying notes are an integral part of these financial statements.
DIREXION SEMI-ANNUAL REPORT  17

Direxion Daily 20+ Year Treasury Bear 1X Shares
Schedule of Investments
April 30, 2011 (Unaudited)

Shares		Value

SHORT TERM INVESTMENTS - 101.4%
Money Market Funds - 101.4%
3,104,416	Dreyfus Institutional Cash Advantage Fund, 0.13% (a)	$3,104,416
894,744	Goldman Sachs Financial Square Government Fund, 0.00% ††(a)(b)	894,744

	TOTAL SHORT TERM INVESTMENTS (Cost $3,999,160)	$3,999,160

	TOTAL INVESTMENTS (Cost $3,999,160) - 101.4%	$3,999,160
	Liabilities in Excess of Other Assets - (1.4%)	(54,436)

	TOTAL NET ASSETS - 100.0%	$3,944,724

Percentages are stated as a percent of net assets.

(††)	Less than 0.005%.

(a)	Represents annualized seven-day yield at April 30, 2011.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $894,744.

Direxion Daily 20+ Year Treasury Bear 1X Shares
Short Swap Equity Contracts
April 30, 2011 (Unaudited)

		Number of	Notional	Interest	Termination	Unrealized
Counterparty	Reference Entity	Contracts	Amount	Rate Paid	Date	Depreciation

Deutsch Bank AG London	iShares Barclays 20+ Year Treasury Bond Fund	42,010	$3,911,671	(0.487)%	9/17/2015	$(50,004)

The accompanying notes are an integral part of these financial statements.
18  DIREXION SEMI-ANNUAL REPORT

Direxion Daily Total Bond Market Bear 1X Shares
Schedule of Investments
April 30, 2011 (Unaudited)

Shares		Value

SHORT TERM INVESTMENTS - 101.2%
Money Market Funds - 101.2%
3,391,377	Dreyfus Institutional Cash Advantage Fund, 0.13% (a)	$3,391,377
610,004	Goldman Sachs Financial Square Government Fund, 0.00% ††(a)(b)	610,004

	TOTAL SHORT TERM INVESTMENTS (Cost $4,001,381)	$4,001,381

	TOTAL INVESTMENTS (Cost $4,001,381) - 101.2%	$4,001,381
	Liabilities in Excess of Other Assets - (1.2%)	(47,899)

	TOTAL NET ASSETS - 100.0%	$3,953,482

Percentages are stated as a percent of net assets.

(††)	Less Than 0.005%.

(a)	Represents annualized seven-day yield at April 30, 2011.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $610,004.
Direxion Daily Total Bond Market Bear 1X Shares
Short Equity Swap Contracts
April 30, 2011 (Unaudited)

		Number of	Notional	Interest	Termination	Unrealized
Counterparty	Reference Entity	Contracts	Amount	Rate Paid	Date	Depreciation

Credit Suisse Capital, LLC	iShares Barclays Aggregate Bond Fund	37,125	$3,921,803	(0.137)%	11/21/2012	$(43,497)

The accompanying notes are an integral part of these financial statements.
DIREXION SEMI-ANNUAL REPORT  19

Direxion Daily BRIC Bull 2X Shares
Schedule of Investments
April 30, 2011 (Unaudited)

Shares		Value

COMMON STOCKS - 19.2%
Brazil - 6.2%
1,073	Banco Santander Brasil SA ADS	$12,458
203	Braskem SA-SP ADR*	6,056
1,291	BRF - Brasil Foods SA ADR	26,737
388	Centrais Eletricas Brasileiras SA ADR	5,750
103	Cia de Saneamento Basico do Estado de Sao Paulo ADR	6,028
1,308	Cia Siderurgica Nacional SA ADR	20,836
39	CPFL Energia SA ADR	3,449
221	Embraer SA ADR	7,178
353	Fibria Celulose SA ADR	5,701
517	Gafisa SA ADR*	6,390
2,602	Petroleo Brasileiro SA ADR	97,133
658	Ultrapar Participacoes SA ADR	11,837
2,059	Vale SA ADR	68,771
294	Vivo Participacoes SA ADR	12,292

		290,616

China - 5.8%
22	51job, Inc. ADR*	1,232
40	7 Days Group Holdings Ltd. ADR*	919
278	Aluminum Corp. of China Ltd. ADR	6,547
250	Baidu, Inc. ADR*	37,130
31	Camelot Information Systems, Inc. ADS*	598
19	Changyou.com Ltd. ADR*	861
100	China Digital TV Holding Co. Ltd. ADR	678
110	China Eastern Airlines Corp. Ltd. ADS*	2,426
544	China Life Insurance Co. Ltd. ADR	29,207
51	China Medical Technologies, Inc. ADR*	602
272	China Petroleum & Chemical Corp. ADR	27,410
76	China Southern Airlines Co. Ltd. ADR*	1,998
230	China Telecom Corp. Ltd. ADR	13,421
74	CNinsure, Inc. ADR	1,086
281	Ctrip.com International Ltd. ADR*	13,690
38	E-Commerce China Dangdang, Inc. ADR*	874
141	E-House China Holdings Ltd. ADR	1,685
195	Focus Media Holding Ltd. ADR*	6,854
224	Giant Interactive Group, Inc. ADR	1,982
69	Guangshen Railway Co. Ltd. ADR	1,371
70	Hanwha SolarOne Co. Ltd. ADR*	478
48	Home Inns & Hotels Management, Inc. ADR*	2,075
136	Huaneng Power International, Inc. ADR	3,018
340	JA Solar Holdings Co. Ltd. ADR*	2,336
27	JinkoSolar Holding Co. Ltd. ADR*	733
152	LDK Solar Co. Ltd. ADR*	1,756
97	Longtop Financial Technologies Ltd. ADR*	2,188
162	Mindray Medical International Ltd. ADR	4,330
138	NetEase.com, Inc. ADR*	6,801
58	New Oriental Education & Technology Group, Inc. ADR*	7,229
77	O2Micro International Ltd. ADR*	563
99	Perfect World Co. Ltd. ADR*	2,694
283	PetroChina Co. Ltd. ADR	41,199
139	Renesola Ltd. ADR*	1,276
974	Semiconductor Manufacturing International Corp. ADR*	4,266
164	Shanda Games Ltd. ADR*	1,230
64	Shanda Interactive Entertainment Ltd. ADR*	3,096
50	Sinopec Shanghai Petrochemical Co. Ltd. ADR	2,439
81	Spreadtrum Communications, Inc. ADR*	1,733
252	Suntech Power Holdings Co. Ltd. ADR*	2,261
188	Trina Solar Ltd. ADR*	5,356
114	VanceInfo Technologies, Inc. ADR*	3,666
147	VisionChina Media, Inc. ADR*	632
138	WuXi PharmaTech Cayman, Inc. ADR*	2,429
367	Yanzhou Coal Mining Co. Ltd. ADR	14,328
221	Yingli Green Energy Holding Co. Ltd. ADR*	2,769
37	Youku.com, Inc. ADR*	2,188

		273,640

Hong Kong - 3.3%
1,646	China Mobile Ltd. ADR	75,864
721	China Unicom Hong Kong Ltd. ADR	14,752
40	City Telecom Hong Kong Ltd. ADR	601
242	CNOOC Ltd. ADR	60,367
472	Melco Crown Entertainment Ltd. ADR*	5,069

		156,653

The accompanying notes are an integral part of these financial statements.
20  DIREXION SEMI-ANNUAL REPORT

Direxion Daily BRIC Bull 2X Shares
Schedule of Investments
April 30, 2011 (Unaudited)

Shares		Value

India - 3.3%
242	Dr. Reddy’s Laboratories Ltd. ADR	$9,496
187	HDFC Bank Ltd. ADR	32,183
696	ICICI Bank Ltd. ADR	35,078
603	Infosys Technologies Ltd. ADR	39,303
677	Sterlite Industries India Ltd. ADR	11,069
82	Tata Communications Ltd. ADR*	890
645	Tata Motors Ltd. ADR	17,699
809	Wipro Ltd. ADR	11,140

		156,858

Russia - 0.6%
133	Mechel ADR	3,800
861	Mobile TeleSystems ADR	18,210
553	VimpelCom Ltd. ADR	8,057

		30,067

	TOTAL COMMON STOCKS (Cost $751,303) (a)	$907,834

PREFERRED STOCKS - 9.7%
Brazil - 9.7%
2,853	Banco Bradesco SA ADR	57,716
174	Brasil Telecom SA ADR	4,907
410	Centrais Eletricas Brasileiras SA ADR	7,683
238	Cia Brasileira de Distribuicao Grupo Pao de Acucar ADR Class A	10,819
1,284	Cia de Bebidas das Americas ADR	41,833
656	Cia Energetica de Minas Gerais ADR	13,691
198	Cia Paranaense de Energia ADR	5,459
1,372	Gerdau SA ADR	16,574
232	Gol Linhas Aereas Inteligentes SA ADR	3,306
2,911	Itau Unibanco Holding SA ADR	69,136
3,360	Petroleo Brasileiro SA ADR	112,123
162	Tam SA ADR	3,383
483	Tele Norte Leste Participacoes SA ADR	8,235
122	Tim Participacoes SA ADR	5,756
3,207	Vale SA ADR	95,889

	TOTAL PREFERRED STOCKS (Cost $382,060) (a)	$456,510

SHORT TERM INVESTMENTS - 67.9%
Money Market Funds - 67.9%
2,505,485	Dreyfus Institutional Cash Advantage Fund, 0.13% (b)	2,505,485
694,991	Goldman Sachs Financial Square Government Fund, 0.00% ††(a)(b)	694,991

	TOTAL SHORT TERM INVESTMENTS (Cost $3,200,476)	$3,200,476

	TOTAL INVESTMENTS (Cost $4,333,839) - 96.8%	$4,564,820
	Other Assets in Excess of Liabilities - 3.2%	149,979

	TOTAL NET ASSETS - 100.0%	$4,714,799

Summary by Industry	Value	% of Net Assets

Aerospace & Defense	$7,178	0.2%
Airlines	11,112	0.2
Beverages	41,833	0.9
Chemicals	8,495	0.2
Commercial Banks	206,571	4.4
Computers & Peripherals	678	0.0	†
Diversified Consumer Services	7,229	0.2
Diversified Telecommunication Services	42,805	0.9
Electric Utilities	36,032	0.8
Food & Staples Retailing	10,819	0.2
Food Products	26,737	0.6
Health Care Equipment & Supplies	4,933	0.1
Hotels, Restaurants & Leisure	21,754	0.5
Household Durables	6,390	0.1
Independent Power Producers & Energy Traders	3,018	0.1
Insurance	30,294	0.6
Internet & Catalog Retail	874	0.0	†
Internet Software & Services	46,118	1.0
IT Services	51,041	1.1

The accompanying notes are an integral part of these financial statements.
DIREXION SEMI-ANNUAL REPORT  21

Direxion Daily BRIC Bull 2X Shares
Schedule of Investments
April 30, 2011 (Unaudited)

Summary by Industry	Value	% of Net Assets

Life Sciences Tools & Services	$2,429	0.1%
Machinery	17,699	0.4
Media	7,486	0.2
Metals & Mining	223,486	4.7
Oil, Gas & Consumable Fuels	364,396	7.7
Paper & Forest Products	5,701	0.1
Pharmaceuticals	9,496	0.2
Professional Services	1,232	0.0	†
Real Estate Management & Development	1,685	0.0	†
Road & Rail	1,371	0.0	†
Semiconductors & Semiconductor Equipment	23,527	0.5
Software	15,717	0.3
Water Utilities	6,028	0.1
Wireless Telecommunication Services	120,180	2.5
Short Term Investments	3,200,476	67.9

Total Investments	4,564,820	96.8
Other Assets in Excess of Liabilities	149,979	3.2

Net Assets	$4,714,799	100.0%

Percentages are stated as a percent of net assets.
ADR — American Depositary Receipts.
ADS — American Depositary Shares.

(*)	Non-Income producing security.
(†)	Less than 0.05%.
(††)	Less than 0.005%.

(a)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $2,055,548.

(b)	Represents annualized seven-day yield at April 30, 2011.
Direxion Daily BRIC Bull 2X Shares
Swap Equity Contracts
April 30, 2011 (Unaudited)

				Interest
		Number of	Notional	Rate	Termination	Unrealized
Counterparty	Reference Entity	Contracts	Amount	Received	Date	Appreciation

Credit Suisse Capital, LLC	The Bank of New York Mellon BRIC Select ADR® Index	813	$4,012,032	0.213%	9/12/2011	$602,501
Merrill Lynch International	The Bank of New York Mellon BRIC Select ADR® Index	634	3,440,622	0.863%	9/28/2011	103,029

			$7,452,654			$705,530

The accompanying notes are an integral part of these financial statements.
22  DIREXION SEMI-ANNUAL REPORT

Direxion Daily BRIC Bear 2X Shares
Schedule of Investments
April 30, 2011 (Unaudited)

Shares		Value

SHORT TERM INVESTMENTS - 123.0%
Money Market Funds - 123.0%
1,632,703	Dreyfus Institutional Cash Advantage Fund, 0.13% (a)	$1,632,703
1,328,112	Goldman Sachs Financial Square Government Fund, 0.00% ††(a)(b)	1,328,112

	TOTAL SHORT TERM INVESTMENTS (Cost $2,960,815)	$2,960,815

	TOTAL INVESTMENTS (Cost $2,960,815) - 123.0%	$2,960,815
	Liabilities in Excess of Other Assets - (23.0%)	(552,832)

	TOTAL NET ASSETS - 100.0%	$2,407,983

Percentages are stated as a percent of net assets.

(††)	Less than 0.005%.

(a)	Represents annualized seven-day yield at April 30, 2011.

(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $1,328,112.
Direxion Daily BRIC Bear 2X Shares
Short Equity Swap Contracts
April 30, 2011 (Unaudited)

				Interest
		Number of	Notional	Rate	Termination	Unrealized
Counterparty	Reference Entity	Contracts	Amount	Paid	Date	Depreciation

Credit Suisse Capital, LLC	The Bank of New York Mellon BRIC Select ADR® Index	685	$3,380,267	(0.787%)	9/12/2011	$(536,638)
Merrill Lynch International	The Bank of New York Mellon BRIC Select ADR® Index	179	989,840	(0.987%)	9/28/2011	(10,417)

			$4,370,107			$(547,055)

The accompanying notes are an integral part of these financial statements.
DIREXION SEMI-ANNUAL REPORT  23

Direxion Daily India Bull 2X Shares
Schedule of Investments
April 30, 2011 (Unaudited)

Shares		Value

INVESTMENT COMPANIES - 39.9%
Investment Companies - 39.9%
548,645	PowerShares India Portfolio	$13,151,021

	TOTAL INVESTMENT COMPANIES (Cost $12,706,402) (a)	$13,151,021

SHORT TERM INVESTMENTS - 57.2%
Money Market Funds - 57.2%
11,385,981	Dreyfus Institutional Cash Advantage Fund, 0.13% (b)	11,385,981
7,480,639	Goldman Sachs Financial Square Government Fund, 0.00% ††(a)(b)	7,480,639

	TOTAL SHORT TERM INVESTMENTS (Cost $18,866,620)	$18,866,620

	TOTAL INVESTMENTS (Cost $31,573,022) - 97.1%	$32,017,641
	Other Assets in Excess of Liabilities - 2.9%	971,218

	TOTAL NET ASSETS - 100.0%	$32,988,859

Percentages are stated as a percent of net assets.

(††)	Less than 0.005%.

(a)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $20,631,660.

(b)	Represents annualized seven-day yield at April 30, 2011.
Direxion Daily India Bull 2X Shares
Swap Equity Contracts
April 30, 2011 (Unaudited)

				Interest
				Rate		Unrealized
		Number of	Notional	(Paid)	Termination	Appreciation
Counterparty	Reference Entity	Contracts	Amount	Received	Date	(Depreciation)

Credit Suisse Capital, LLC	PowerShares India Portfolio	889,235	$20,369,353	(0.787%)	9/12/2011	$969,986
Merrill Lynch International	PowerShares India Portfolio	797,250	17,990,164	0.713%	3/28/2012	1,079,145
Morgan Stanley Capital Services	PowerShares India Portfolio	517,395	12,536,481	(0.787%)	4/11/2013	(133,426)

			$50,895,998			$1,915,705

The accompanying notes are an integral part of these financial statements.
24  DIREXION SEMI-ANNUAL REPORT

Direxion Daily India Bear 2X Shares
Schedule of Investments
April 30, 2011 (Unaudited)

Shares		Value

SHORT TERM INVESTMENTS - 109.1%
Money Market Funds - 109.1%
1,727,556	Dreyfus Institutional Cash Advantage Fund, 0.13% (a)	$1,727,556
2,460,794	Goldman Sachs Financial Square Government Fund, 0.00% ††(a)(b)	2,460,794

	TOTAL SHORT TERM INVESTMENTS (Cost $4,188,350)	$4,188,350

	TOTAL INVESTMENTS (Cost $4,188,350) - 109.1%	$4,188,350
	Other Liabilities in Excess of Assets - (9.1%)	(348,890)

	TOTAL NET ASSETS - 100.0%	$3,839,460

Percentages are stated as a percent of net assets.

(††)	Less than 0.005%.

(a)	Represents annualized seven-day yield at April 30, 2011.

(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $2,460,795.
Direxion Daily India Bear 2X Shares
Short Equity Swap Contracts
April 30, 2011 (Unaudited)

				Interest
		Number of	Notional	Rate	Termination	Unrealized
Counterparty	Reference Entity	Contracts	Amount	Paid	Date	Depreciation

Credit Suisse Capital, LLC	PowerShares India Portfolio	72,495	$1,718,523	(1.787%)	9/12/2011	$(20,306)
Merrill Lynch International	PowerShares India Portfolio	172,600	3,872,168	(4.287%)	8/29/2012	(291,265)
Morgan Stanley Capital Services	PowerShares India Portfolio	75,270	1,783,899	(1.787%)	4/12/2013	(21,984)

			$7,374,590			$(333,555)

The accompanying notes are an integral part of these financial statements.
DIREXION SEMI-ANNUAL REPORT  25

Direxion Daily Natural Gas Related Bull 2X Shares
Schedule of Investments
April 30, 2011 (Unaudited)

Shares		Value

COMMON STOCKS - 35.6%
Gas Utilities - 1.1%
5,129	Questar Corp.	$90,117

Oil, Gas & Consumable Fuels - 34.5%
1,137	Anadarko Petroleum Corp.	89,755
739	Apache Corp.	98,560
1,995	Cabot Oil & Gas Corp.	112,279
2,676	Chesapeake Energy Corp.	90,101
815	Cimarex Energy Co.	90,131
1,151	ConocoPhillips	90,848
997	Devon Energy Corp.	90,727
2,859	Encana Corp.	95,834
831	EOG Resources, Inc.	93,828
4,281	EXCO Resources, Inc.	89,687
1,069	Exxon Mobil Corp.	94,072
2,576	Forest Oil Corp.*	92,504
5,457	McMoRan Exploration Co.*	99,918
1,262	Murphy Oil Corp.	97,780
1,247	Newfield Exploration Co.*	88,287
979	Noble Energy, Inc.	94,248
4,264	PetroHawk Energy Corp.*	115,171
11,143	PetroQuest Energy, Inc.*	97,613
2,323	QEP Resources, Inc.	99,262
6,010	Quicksilver Resources, Inc.*	89,248
1,810	Range Resources Corp.	102,174
1,275	Royal Dutch Shell PLC ADR Class A	98,787
8,370	SandRidge Energy, Inc.*	103,453
1,248	SM Energy Co.	94,673
2,380	Southwestern Energy Co.*	104,387
3,322	Statoil ASA ADR	97,368
3,289	Stone Energy Corp.*	116,299
3,770	Talisman Energy, Inc.	90,857
2,006	Ultra Petroleum Corp.*	101,885

		2,819,736

	TOTAL COMMON STOCKS (Cost $2,194,954) (a)	$2,909,853

SHORT TERM INVESTMENTS - 57.5%
Money Market Funds - 57.5%
3,711,078	Dreyfus Institutional Cash Advantage Fund, 0.13% (b)	3,711,078
983,664	Goldman Sachs Financial Square Government Fund, 0.00% ††(a)(b)	983,664

	TOTAL SHORT TERM INVESTMENTS (Cost $4,694,742)	$4,694,742

	TOTAL INVESTMENTS (Cost $6,889,696) - 93.1%	$7,604,595
	Other Assets in Excess of Liabilities - 6.9%	559,729

	TOTAL NET ASSETS - 100.0%	$8,164,324

Percentages are stated as a percent of net assets.
ADR — American Depositary Receipts.

(††)	Less than 0.005%.
(*)	Non-Income producing security.

(a)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $3,893,197.

(b)	Represents annualized seven-day yield at April 30, 2011.
Direxion Daily Natural Gas Related Bull 2X Shares
Swap Equity Contracts
April 30, 2011 (Unaudited)

				Interest
				Rate
		Number of	Notional	(Paid)	Termination	Unrealized
Counterparty	Reference Entity	Contracts	Amount	Received	Date	Appreciation

Credit Suisse Capital, LLC	ISE-Revere Natural Gas Index	54,107	$5,322,385	(0.087%)	01/17/2012	$2,443,790
Morgan Stanley Capital Services	ISE-Revere Natural Gas Index	640	86,817	(0.087%)	05/01/2012	4,496
Deutsche Bank AG London	ISE-Revere Natural Gas Index	37,660	5,283,392	0.363%	07/17/2015	327,029

			$10,692,594			$2,775,315

The accompanying notes are an integral part of these financial statements.
26  DIREXION SEMI-ANNUAL REPORT

Direxion Daily Natural Gas Related Bear 2X Shares
Schedule of Investments
April 30, 2011 (Unaudited)

Shares		Value

SHORT TERM INVESTMENTS - 153.3%
Money Market Funds - 153.3%
1,300,848	Dreyfus Institutional Cash Advantage Fund, 0.13% (a)	$1,300,848
1,217,588	Goldman Sachs Financial Square Government Fund, 0.00% ††(a)(b)	1,217,588

	TOTAL SHORT TERM INVESTMENTS (Cost $2,518,436)	$2,518,436

	TOTAL INVESTMENTS (Cost $2,518,436) - 153.3%	$2,518,436
	Liabilities in Excess of Other Assets - (53.3%)	(875,933)

	TOTAL NET ASSETS - 100.0%	$1,642,503

Percentages are stated as a percent of net assets.

(††)	Less than 0.005%.

(a)	Represents annualized seven-day yield at April 30, 2011.

(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $1,217,588.
Direxion Daily Natural Gas Related Bear 2X Shares
Short Equity Swap Contracts
April 30, 2011 (Unaudited)

				Interest
		Number of	Notional	Rate	Termination	Unrealized
Counterparty	Reference Entity	Contracts	Amount	Paid	Date	Depreciation

Credit Suisse Capital, LLC	ISE-Revere Natural Gas Index	17,889	$1,746,486	(0.487%)	01/17/2012	$(824,979)
Deutsche Bank AG London	ISE-Revere Natural Gas Index	5,142	692,344	(0.237%)	07/17/2015	(41,272)

			$2,438,830			$(866,251)

The accompanying notes are an integral part of these financial statements.
DIREXION SEMI-ANNUAL REPORT  27

Direxion Daily Gold Miners Bull 2X Shares
Schedule of Investments
April 30, 2011 (Unaudited)

Shares		Value

INVESTMENT COMPANIES - 53.3%
Investment Companies - 53.3%
183,888	Market Vectors Gold Miners ETF	$11,430,478

	TOTAL INVESTMENT COMPANIES (Cost $11,109,493) (a)	$11,430,478

SHORT TERM INVESTMENTS - 44.6%
Money Market Funds - 44.6%
6,568,806	Dreyfus Institutional Cash Advantage Fund, 0.13% (b)	6,568,806
3,000,097	Goldman Sachs Financial Square Government Fund, 0.00% ††(a)(b)	3,000,097

	TOTAL SHORT TERM INVESTMENTS (Cost $9,568,903)	$9,568,903

	TOTAL INVESTMENTS (Cost $20,678,396) - 97.9%	$20,999,381
	Other Assets in Excess of Liabilities - 2.1%	462,332

	TOTAL NET ASSETS - 100.0%	$21,461,713

Percentages are stated as a percent of net assets.
ETF — Exchange-Traded Fund.

(††)	Less than 0.005%.

(a)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $10,586,258.

(b)	Represents annualized seven-day yield at April 30, 2011.
Direxion Daily Gold Miners Bull 2X Shares
Swap Equity Contracts
April 30, 2011 (Unaudited)

				Interest
				Rate
		Number of	Notional	(Paid)	Termination	Unrealized
Counterparty	Reference Entity	Contracts	Amount	Received	Date	Appreciation

Credit Suisse Capital, LLC	Market Vectors Gold Miners ETF	280,160	$17,005,412	(0.217%)	6/11/2012	$411,679
Deutsche Bank AG London	Market Vectors Gold Miners ETF	226,505	12,614,494	0.313%	12/10/2015	1,455,190

			$29,619,906			$1,866,869

The accompanying notes are an integral part of these financial statements.
28  DIREXION SEMI-ANNUAL REPORT

Direxion Daily Gold Miners Bear 2X Shares
Schedule of Investments
April 30, 2011 (Unaudited)

Shares		Value

SHORT TERM INVESTMENTS - 111.8%
Money Market Funds - 111.8%
4,325,343	Dreyfus Institutional Cash Advantage Fund, 0.13% (a)	$4,325,343
3,806,455	Goldman Sachs Financial Square Government Fund, 0.00% ††(a)(b)	3,806,455

	TOTAL SHORT TERM INVESTMENTS (Cost $8,131,798)	$8,131,798

	TOTAL INVESTMENTS (Cost $8,131,798) - 111.8%	$8,131,798
	Liabilities in Excess of Other Assets - (11.8%)	(857,434)

	TOTAL NET ASSETS - 100.0%	$7,274,364

Percentages are stated as a percent of net assets.

(††)	Less than 0.005%.

(a)	Represents annualized seven-day yield at April 30, 2011.

(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $3,806,455.
Direxion Daily Gold Miners Bear 2X Shares
Short Equity Swap Contracts
April 30, 2011 (Unaudited)

				Interest
		Number of	Notional	Rate	Termination	Unrealized
Counterparty	Reference Entity	Contracts	Amount	Paid	Date	Depreciation

Credit Suisse Capital, LLC	Market Vectors Gold Miners ETF	100,270	$6,085,519	(0.667%)	6/11/2012	$(149,565)
Deutsche Bank AG London	Market Vectors Gold Miners ETF	133,785	7,699,006	(0.287%)	12/10/2015	(620,009)

			$13,784,525			$(769,574)

The accompanying notes are an integral part of these financial statements.
DIREXION SEMI-ANNUAL REPORT  29

Direxion Daily Retail Bull 2X Shares
Schedule of Investments
April 30, 2011 (Unaudited)

Shares		Value

COMMON STOCKS - 42.4%
Food & Staples Retailing - 10.3%
242	BJ’s Wholesale Club, Inc.*	$12,419
1,981	Costco Wholesale Corp.	160,303
8,712	Wal-Mart Stores, Inc.	478,986

		651,708

Internet & Catalog Retail - 6.3%
1,573	Amazon.com, Inc.*	309,094
2,686	Liberty Media Corp. - Interactive Class A*	46,951
180	Netflix, Inc.*	41,881

		397,926

Multiline Retail - 7.1%
340	Big Lots, Inc.*	13,978
314	Dollar General Corp.*	10,233
572	Dollar Tree, Inc.*	32,890
568	Family Dollar Stores, Inc.	30,791
1,062	J.C. Penney Co., Inc.	40,834
1,306	Kohl’s Corp.	68,839
1,898	Macy’s, Inc.	45,381
752	Nordstrom, Inc.	35,758
193	Sears Holdings Corp.*	16,592
3,116	Target Corp.	152,996

		448,292

Specialty Retail - 18.7%
326	Aaron’s, Inc.	9,386
397	Abercrombie & Fitch Co. Class A	28,108
368	Advance Auto Parts, Inc.	24,089
368	Aeropostale, Inc.*	9,395
879	American Eagle Outfitters, Inc.	13,677
297	AutoNation, Inc.*	10,071
111	AutoZone, Inc.*	31,344
1,184	Bed Bath & Beyond, Inc.*	66,446
1,461	Best Buy Co., Inc.	45,612
1,006	CarMax, Inc.*	34,908
803	Chico’s FAS, Inc.	11,748
402	Dick’s Sporting Goods, Inc.*	16,454
704	Foot Locker, Inc.	15,150
633	GameStop Corp. Class A*	16,255
1,804	Gap, Inc.	41,925
7,188	Home Depot, Inc.	266,962
1,201	Limited Brands, Inc.	49,433
5,928	Lowe’s Cos., Inc.	155,610
1,239	Office Depot, Inc.*	5,340
621	O’Reilly Automotive, Inc.*	36,676
532	PetSmart, Inc.	22,434
476	RadioShack Corp.	7,526
550	Ross Stores, Inc.	40,530
3,282	Staples, Inc.	69,382
1,834	TJX Cos., Inc.	98,339
327	Tractor Supply Co.	20,232
548	Urban Outfitters, Inc.*	17,240
433	Williams-Sonoma, Inc.	18,797

		1,183,069

	TOTAL COMMON STOCKS (Cost $2,141,869) (a)	$2,680,995

SHORT TERM INVESTMENTS - 53.2%
Money Market Funds - 53.2%
2,690,147	Dreyfus Institutional Cash Advantage Fund, 0.13% (b)	2,690,147
674,861	Goldman Sachs Financial Square Government Fund, 0.00% ††(a)(b)	674,861

	TOTAL SHORT TERM INVESTMENTS (Cost $3,365,008)	$3,365,008

	TOTAL INVESTMENTS (Cost $5,506,877)-95.6%	$6,046,003
	Other Assets in Excess of Liabilities -4.4%	276,430

	TOTAL NET ASSETS-100.0%	$6,322,433

Percentages are stated as a percent of net assets.

(*)	Non-Income producing security.

(††)	Less than 0.005%.

(a)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $3,390,999.
(b)	Represents annualized seven-day yield at April 30, 2011.
Direxion Daily Retail Bull 2X Shares
Swap Equity Contracts
April 30, 2011 (Unaudited)

				Interest
		Number of	Notional	Rate	Termination	Unrealized
Counterparty	Reference Entity	Contracts	Amount	Received	Date	Appreciation

Credit Suisse Capital, LLC	Russell 1000® Retail Index	1,852	$2,392,206	0.313%	9/10/2011	$90,951
Deutsche Bank AG London	Russell 1000® Retail Index	5,586	5,913,845	0.363%	7/17/2015	1,624,181

			$8,306,051			$1,715,132

The accompanying notes are an integral part of these financial statements.
30  DIREXION SEMI-ANNUAL REPORT

Direxion Daily Retail Bear 2X Shares
Schedule of Investments
April 30, 2011 (Unaudited)

Shares		Value

SHORT TERM INVESTMENTS - 141.4%
Money Market Funds - 141.4%
1,311,534	Dreyfus Institutional Cash Advantage Fund, 0.13% (a)	$1,311,534
1,914,089	Goldman Sachs Financial Square Government Fund, 0.00% ††(a)(b)	1,914,089

	TOTAL SHORT TERM INVESTMENTS (Cost $3,225,623)	$3,225,623

	TOTAL INVESTMENTS (Cost $3,225,623) - 141.4%	$3,225,623
	Liabilities in Excess of Other Assets - (41.4%)	(944,014)

	TOTAL NET ASSETS - 100.0%	$2,281,609

Percentages are stated as a percent of net assets.

(††)	Less than 0.005%.

(a)	Represents annualized seven-day yield at April 30, 2011.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $1,914,089.
Direxion Daily Retail Bear 2X Shares
Short Equity Swap Contracts
April 30, 2011 (Unaudited)

				Interest
		Number of	Notional	Rate (Paid)	Termination	Unrealized
Counterparty	Reference Entity	Contracts	Amount	Received	Date	Depreciation

Credit Suisse Capital, LLC	Russell 1000® Retail Index	325	$422,068	0.013%	7/16/2011	$(13,397)
Deutsche Bank AG London	Russell 1000® Retail Index	3,082	3,249,815	(0.237%)	7/17/2015	(918,899)

			$3,671,883			$(932,296)

The accompanying notes are an integral part of these financial statements.
DIREXION SEMI-ANNUAL REPORT  31

Direxion Daily Large Cap Bull 3X Shares
Schedule of Investments
April 30, 2011 (Unaudited)

Shares		Value

COMMON STOCKS - 21.6%
Aerospace & Defense - 0.6%
3,511	Boeing Co.	$280,108
5,607	General Dynamics Corp.	408,302
3,551	Honeywell International, Inc.	217,428
539	L-3 Communications Holdings, Inc.	43,222
1,433	Lockheed Martin Corp.	113,565
1,919	Northrop Grumman Corp.	122,068
654	Precision Castparts Corp.	101,056
731	Rockwell Collins, Inc.	46,126
4,438	Textron, Inc.	115,832
4,328	United Technologies Corp.	387,702

		1,835,409

Air Freight & Logistics - 0.1%
772	C.H. Robinson Worldwide, Inc.	61,899
1,451	FedEx Corp.	138,817
3,309	United Parcel Service, Inc. Class B	248,076

		448,792

Airlines - 0.1%
11,319	Delta Air Lines, Inc.*	117,491
11,484	Southwest Airlines Co.	134,937

		252,428

Auto Components - 0.1%
1,913	BorgWarner, Inc.*	147,760
3,118	Johnson Controls, Inc.	127,838

		275,598

Automobiles - 0.1%
15,453	Ford Motor Co.*	239,058

Beverages - 0.5%
1,966	Brown-Forman Corp. Class B	141,277
334	Central European Distribution Corp.*	3,948
9,764	Coca-Cola Co.	658,679
4,433	Coca-Cola Enterprises, Inc.	125,941
3,407	Constellation Brands, Inc. Class A*	76,283
7,475	PepsiCo, Inc.	514,953

		1,521,081

Biotechnology - 0.2%
1,451	Alexion Pharmaceuticals, Inc.*	140,588
4,437	Amgen, Inc.*	252,244
2,331	Amylin Pharmaceuticals, Inc.*	31,002
4,123	Gilead Sciences, Inc.*	160,137
3,032	Human Genome Sciences, Inc.*	89,353
833	Talecris Biotherapeutics Holdings Corp.*	23,257

		696,581

Capital Markets - 0.4%
212	Affiliated Managers Group, Inc.*	23,125
1,190	Ameriprise Financial, Inc.	73,851
3,576	E*Trade Financial Corp.*	58,074
1,915	Eaton Vance Corp.	64,670
685	Franklin Resources, Inc.	88,447
2,383	Goldman Sachs Group, Inc.	359,857
5,358	Invesco Ltd.	133,253
543	Jefferies Group, Inc.	13,124
1,488	Lazard Ltd. Class A	61,008
9,391	Morgan Stanley	245,575
1,119	Northern Trust Corp.	55,939
694	SEI Investments Co.	15,497
1,199	T. Rowe Price Group, Inc.	77,036

		1,269,456

Chemicals - 0.6%
3,446	Air Products & Chemicals, Inc.	329,162
1,484	Albemarle Corp.	104,696
713	CF Industries Holdings, Inc.	100,925
793	Cytec Industries, Inc.	46,533
5,352	Dow Chemical Co.	219,379
4,204	E.I. du Pont de Nemours & Co.	238,745
1,176	Eastman Chemical Co.	126,126
1,084	Ecolab, Inc.	57,192
1,296	International Flavors & Fragrances, Inc.	82,322
314	Lubrizol Corp.	42,239
2,525	Monsanto Co.	171,801
732	Mosaic Co.	54,798
772	PPG Industries, Inc.	73,085
1,418	Praxair, Inc.	150,904
429	Sherwin-Williams Co.	35,302
560	Sigma-Aldrich Corp.	39,525

		1,872,734

Commercial Banks - 0.4%
2,804	Associated Banc-Corp.	40,938
3,207	BB&T Corp.	86,332
3,239	CIT Group, Inc.*	137,528
818	Comerica, Inc.	31,027
922	Fulton Financial Corp.	10,769
4,076	KeyCorp	35,339
2,966	Popular, Inc.*	9,343
7,938	Regions Financial Corp.	58,265
8,887	U.S. Bancorp	229,462
22,552	Wells Fargo & Co.	656,489

		1,295,492

Commercial Services & Supplies - 0.0%†
2,100	Covanta Holding Corp.	36,057
2,234	Waste Management, Inc.	88,154

		124,211

Communications Equipment - 0.4%
1,499	Ciena Corp.*	42,332
26,477	Cisco Systems, Inc.	464,936
6,632	Juniper Networks, Inc.*	254,205

The accompanying notes are an integral part of these financial statements.
32  DIREXION SEMI-ANNUAL REPORT

Direxion Daily Large Cap Bull 3X Shares
Schedule of Investments
April 30, 2011 (Unaudited)

Shares		Value

Communications Equipment (continued)
1,387	Polycom, Inc.*	$82,984
7,602	QUALCOMM, Inc.	432,098
6,247	Tellabs, Inc.	30,735

		1,307,290

Computers & Peripherals - 0.8%
4,217	Apple, Inc.*	1,468,486
9,533	EMC Corp.*	270,165
10,872	Hewlett-Packard Co.	438,902
1,980	NCR Corp.*	39,224
1,810	QLogic Corp.*	32,544

		2,249,321

Construction & Engineering - 0.1%
2,904	Fluor Corp.	203,106
1,340	URS Corp.*	59,965

		263,071

Construction Materials - 0.0%†
2,074	Vulcan Materials Co.	93,745

Consumer Finance - 0.2%
4,856	American Express Co.	238,332
8,827	Discover Financial Services	219,263

		457,595

Containers & Packaging - 0.0%†
500	Temple-Inland, Inc.	11,765

Distributors - 0.1%
2,569	Genuine Parts Co.	137,955
973	LKQ Corp.*	24,539

		162,494

Diversified Consumer Services - 0.0%†
2,100	Apollo Group, Inc. Class A*	84,063
1,181	Service Corp. International	13,900

		97,963

Diversified Financial Services - 0.8%
46,498	Bank of America Corp.	570,995
98,050	Citigroup, Inc.*	450,050
977	CME Group, Inc.	288,967
18,437	JPMorgan Chase & Co.	841,280
909	Leucadia National Corp.	35,142
3,335	Moody’s Corp.	130,532

		2,316,966

Diversified Telecommunication Services - 0.6%
27,382	AT&T, Inc.	852,128
4,869	CenturyLink, Inc.	198,558
13,103	Verizon Communications, Inc.	495,031
7,843	Windstream Corp.	100,469

		1,646,186

Electric Utilities - 0.3%
2,219	American Electric Power Co., Inc.	80,949
20,850	Duke Energy Corp.	388,853
3,620	Pepco Holdings, Inc.	69,757
1,759	Pinnacle West Capital Corp.	76,323
4,661	Progress Energy, Inc.	221,164

		837,046

Electrical Equipment - 0.1%
1,481	AMETEK, Inc.	68,185
3,498	Emerson Electric Co.	212,539
971	Hubbell, Inc. Class B	67,960

		348,684

Electronic Equipment, Instruments & Components - 0.1%
1,966	Arrow Electronics, Inc.*	89,630
1,420	FLIR Systems, Inc.	50,013
652	Itron, Inc.*	35,488

		175,131

Energy Equipment & Services - 0.5%
2,597	Baker Hughes, Inc.	201,034
1,120	Diamond Offshore Drilling, Inc.	84,974
8,397	Halliburton Co.	423,881
813	Oil States International, Inc.*	67,487
2,842	Pride International, Inc.*	124,792
5,526	Schlumberger Ltd.	495,959

		1,398,127

Food & Staples Retailing - 0.3%
7,516	CVS Caremark Corp.	272,380
2,951	SUPERVALU, Inc.	33,228
2,745	Sysco Corp.	79,358
9,456	Wal-Mart Stores, Inc.	519,891

		904,857

Food Products - 0.5%
5,961	Archer-Daniels-Midland Co.	220,676
1,341	Bunge Ltd.	101,165
847	Campbell Soup Co.	28,451
8,257	ConAgra Foods, Inc.	201,884
1,051	Corn Products International, Inc.	57,910
843	Dean Foods Co.*	9,433
3,081	General Mills, Inc.	118,865
1,466	H.J. Heinz Co.	75,103
554	J.M. Smucker Co.	41,589
7,435	Kraft Foods, Inc. Class A	249,667
1,898	Mead Johnson Nutrition Co. Class A	126,938
3,067	Sara Lee Corp.	58,886
640	Smithfield Foods, Inc.*	15,079
2,764	Tyson Foods, Inc. Class A	55,004

		1,360,650

Gas Utilities - 0.0% †
1,266	AGL Resources, Inc.	52,552
1,035	Atmos Energy Corp.	36,111
1,767	UGI Corp.	58,841

		147,504

Health Care Equipment & Supplies - 0.4%
1,137	Beckman Coulter, Inc.	94,200
667	C.R. Bard, Inc.	71,202

The accompanying notes are an integral part of these financial statements.
DIREXION SEMI-ANNUAL REPORT  33

Direxion Daily Large Cap Bull 3X Shares
Schedule of Investments
April 30, 2011 (Unaudited)

Shares		Value

Health Care Equipment & Supplies (continued)
240	Intuitive Surgical, Inc.*	$83,928
1,019	Kinetic Concepts, Inc.*	60,152
5,113	Medtronic, Inc.	213,468
5,300	St. Jude Medical, Inc.	283,232
655	Teleflex, Inc.	41,271
3,287	Zimmer Holdings, Inc.*	214,477

		1,061,930

Health Care Providers & Services - 0.2%
2,505	CIGNA Corp.	117,309
1,532	Community Health Systems, Inc.*	47,078
2,543	Express Scripts, Inc.*	144,290
1,691	Laboratory Corp. of America Holdings*	163,131
1,660	Patterson Cos, Inc.	57,619

		529,427

Health Care Technology - 0.0%†
1,115	Cerner Corp.*	134,001

Hotels, Restaurants & Leisure - 0.6%
1,903	Brinker International, Inc.	45,843
4,051	Carnival Corp.	154,222
511	Chipotle Mexican Grill, Inc.*	136,330
10,588	McDonald’s Corp.	829,146
4,436	MGM Resorts International*	56,160
2,140	Royal Caribbean Cruises Ltd.*	85,215
3,447	Starbucks Corp.	124,747
6,099	Wendy’s/Arby’s Group, Inc. Class A	29,397
5,308	Yum! Brands, Inc.	284,721

		1,745,781

Household Durables - 0.1%
781	Jarden Corp.	28,420
4,514	Newell Rubbermaid, Inc.	86,037
880	Tupperware Brands Corp.	56,030

		170,487

Household Products - 0.4%
1,275	Church & Dwight Co., Inc.	105,162
2,270	Colgate-Palmolive Co.	191,474
13,343	Procter & Gamble Co.	865,961

		1,162,597

Independent Power Producers & Energy Traders - 0.1%
10,864	AES Corp.*	143,839
3,578	NRG Energy, Inc.*	86,588

		230,427

Industrial Conglomerates - 0.5%
3,300	3M Co.	320,793
49,487	General Electric Co.	1,012,009

		1,332,802

Insurance - 1.0%
2,170	Aflac, Inc.	121,932
32	Alleghany Corp.*	10,508
399	American Financial Group, Inc.	14,272
4,376	Aon Corp.	228,296
850	Arch Capital Group Ltd.*	88,400
1,678	Arthur J. Gallagher & Co.	49,971
1,248	Aspen Insurance Holdings Ltd.	35,655
514	Assurant, Inc.	20,406
8,014	Berkshire Hathaway, Inc. Class B*	667,566
3,034	Chubb Corp.	197,787
2,375	Cincinnati Financial Corp.	75,240
429	CNA Financial Corp.	13,316
3,724	Fidelity National Financial, Inc. Class A	57,499
4,118	Hartford Financial Services Group, Inc.	119,298
5,113	Loews Corp.	226,301
163	Markel Corp.*	68,017
2,513	Marsh & McLennan Cos, Inc.	76,094
434	Mercury General Corp.	17,247
2,724	MetLife, Inc.	127,456
10,873	Progressive Corp.	238,554
1,386	Protective Life Corp.	37,297
2,150	Prudential Financial, Inc.	136,353
1,183	Reinsurance Group of America, Inc.	74,884
225	StanCorp Financial Group, Inc.	9,698
384	Torchmark Corp.	25,697
2,300	Travelers Cos, Inc.	145,544
125	White Mountains Insurance Group Ltd.	44,689

		2,927,977

Internet & Catalog Retail - 0.2%
2,249	Amazon.com, Inc.*	441,928
284	priceline.com, Inc.*	155,351

		597,279

Internet Software & Services - 0.5%
12,715	eBay, Inc.*	437,396
1,131	Google, Inc. Class A*	615,377
20,642	Yahoo!, Inc.*	366,396

		1,419,169

IT Services - 0.6%
2,824	Accenture PLC Class A	161,335
3,348	Amdocs Ltd.*	102,951
2,331	Automatic Data Processing, Inc.	126,690
2,206	Broadridge Financial Solutions, Inc.	51,267
1,386	Cognizant Technology Solutions Corp. Class A*	114,899
1,181	Global Payments, Inc.	62,877
5,941	International Business Machines Corp.	1,013,416
445	Lender ProcessingServices, Inc.	13,096

The accompanying notes are an integral part of these financial statements.
34  DIREXION SEMI-ANNUAL REPORT

Direxion Daily Large Cap Bull 3X Shares
Schedule of Investments
April 30, 2011 (Unaudited)

Shares		Value

IT Services (continued)
2,988	Paychex, Inc.	$97,738
2,666	Total System Services, Inc.	50,254

		1,794,523

Life Sciences Tools & Services - 0.1%
1,615	Agilent Technologies, Inc.*	80,605
1,072	Charles River Laboratories International, Inc.*	45,228
2,961	Life Technologies Corp.*	163,447

		289,280

Machinery - 0.5%
830	Bucyrus International, Inc.	75,904
2,908	Caterpillar, Inc.	335,612
926	Cummins, Inc.	111,287
1,961	Deere & Co.	191,197
1,249	Donaldson Co., Inc.	76,476
1,728	Dover Corp.	117,573
1,550	Eaton Corp.	82,972
2,045	Illinois Tool Works, Inc.	119,448
1,488	Ingersoll-Rand PLC	75,144
1,156	Navistar International Corp.*	80,365
1,695	PACCAR, Inc.	90,021
1,493	Parker Hannifin Corp.	140,820
941	Snap-On, Inc.	58,126
1,042	WABCO Holdings, Inc.*	76,952

		1,631,897

Marine - 0.0%†
670	Alexander & Baldwin, Inc.	35,309
879	Kirby Corp.*	49,910

		85,219

Media - 0.8%
178	Central European Media Enterprises Ltd.*	4,078
4,111	DIRECTV Class A*	199,753
	Discovery Communications,
2,637	Inc. Class A*	116,714
3,246	Dish Network Corp. Class A*	81,280
717	Lamar Advertising Co. Class A*	23,317
2,996	McGraw-Hill Cos, Inc.	121,248
10,592	News Corp. Class A	188,749
3,590	Omnicom Group, Inc.	176,592
3,545	Thomson Reuters Corp.	143,466
3,285	Time Warner Cable, Inc.	256,657
5,281	Time Warner, Inc.	199,939
6,136	Viacom, Inc. Class B	313,918
11,348	Walt Disney Co.	489,099

		2,314,810

Metals & Mining - 0.2%
1,787	AK Steel Holding Corp.	29,039
1,599	Allegheny Technologies, Inc.	115,128
5,104	Nucor Corp.	239,684
2,741	Southern Copper Corp.	102,678
1,436	United States Steel Corp.	68,511

		555,040

Multiline Retail - 0.0% †
1,130	Big Lots, Inc.*	46,454
1,959	Macy’s, Inc.	46,840
735	Sears Holdings Corp.*	63,188

		156,482

Multi-Utilities - 0.3%
1,103	Ameren Corp.	32,329
3,731	CMS Energy Corp.	73,874
2,765	Dominion Resources, Inc.	128,351
2,734	DTE Energy Co.	138,149
543	Integrys Energy Group, Inc.	28,431
6,035	PG&E Corp.	278,093
1,829	SCANA Corp.	75,940
1,424	Sempra Energy	78,462
1,325	Vectren Corp.	37,869

		871,498

Office Electronics - 0.0%†
15,761	Xerox Corp.	159,028

Oil, Gas & Consumable Fuels - 2.2%
557	Alpha Natural Resources, Inc.*	32,401
2,297	Anadarko Petroleum Corp.	181,325
1,564	Apache Corp.	208,591
9,311	Chevron Corp.	1,018,996
1,190	Cobalt International Energy, Inc.*	16,660
6,896	ConocoPhillips	544,301
2,074	Devon Energy Corp.	188,734
1,168	EOG Resources, Inc.	131,879
22,662	Exxon Mobil Corp.	1,994,256
1,235	Forest Oil Corp.*	44,349
1,356	Hess Corp.	116,562
3,287	Marathon Oil Corp.	177,629
1,672	Massey Energy Co.	114,097
891	Murphy Oil Corp.	69,035
3,767	Occidental Petroleum Corp.	430,530
2,490	Peabody Energy Corp.	166,382
2,270	Plains Exploration & Production Co.*	86,351
2,778	SandRidge Energy, Inc.*	34,336
956	Southern Union Co.	28,584
3,208	Southwestern Energy Co.*	140,703
9,112	Spectra Energy Corp.	264,612
2,296	Tesoro Corp.*	62,268
2,615	Valero Energy Corp.	74,005
1,654	Whiting Petroleum Corp.*	114,953
5,414	Williams Cos, Inc.	179,582

		6,421,121

Paper & Forest Products - 0.0%†
2,024	International Paper Co.	62,501

Personal Products - 0.0%†
2,804	Avon Products, Inc.	82,381

Pharmaceuticals - 1.3%
7,152	Abbott Laboratories	372,190
4,930	Allergan, Inc.	392,231
7,964	Bristol-Myers Squibb Co.	223,788
16,493	Eli Lilly & Co.	610,406

The accompanying notes are an integral part of these financial statements.
DIREXION SEMI-ANNUAL REPORT  35

Direxion Daily Large Cap Bull 3X Shares
Schedule of Investments
April 30, 2011 (Unaudited)

Shares		Value

Pharmaceuticals (continued)
15,100	Johnson & Johnson	$992,372
14,453	Merck & Co., Inc.	519,585
37,380	Pfizer, Inc.	783,485

		3,894,057

Professional Services - 0.0%†
818	Dun & Bradstreet Corp.	67,223

Real Estate Investment Trusts - 0.6%
211	Alexandria Real Estate Equities, Inc.	17,334
2,253	Boston Properties, Inc.	235,506
1,054	CommonWealth REIT	28,869
1,309	Equity Residential	78,173
492	Essex Property Trust, Inc.	66,656
4,775	HCP, Inc.	189,186
10,678	Host Hotels & Resorts, Inc.	189,962
6,579	Kimco Realty Corp.	128,554
1,949	Nationwide Health Properties, Inc.	85,366
2,076	Public Storage	243,536
2,633	UDR, Inc.	68,168
1,512	Ventas, Inc.	84,566
747	Vornado Realty Trust	72,220
1,950	Weingarten Realty Investors	51,499
8,389	Weyerhaeuser Co.	193,031

		1,732,626

Real Estate Management & Development - 0.1%
4,628	CB Richard Ellis Group, Inc. Class A*	123,614
1,503	St. Joe Co.*	39,258

		162,872

Road & Rail - 0.2%
1,802	CSX Corp.	141,799
817	Landstar System, Inc.	38,726
4,325	Norfolk Southern Corp.	322,991
2,348	Union Pacific Corp.	242,948

		746,464

Semiconductors & Semiconductor Equipment - 0.8%
1,404	Altera Corp.	68,375
1,883	Analog Devices, Inc.	75,904
7,469	Atmel Corp.*	114,276
25,782	Intel Corp.	597,884
2,758	KLA-Tencor Corp.	121,076
3,635	Linear Technology Corp.	126,498
7,280	Marvell Technology Group Ltd.*	112,330
2,345	Maxim Integrated Products, Inc.	64,112
2,991	Microchip Technology, Inc.	122,751
9,279	NVIDIA Corp.*	185,580
2,873	Skyworks Solutions, Inc.*	90,385
17,623	Texas Instruments, Inc.	626,145
1,209	Varian Semiconductor Equipment Associates, Inc.*	50,693

		2,356,009

Software - 0.8%
8,540	Adobe Systems, Inc.*	286,517
1,174	Citrix Systems, Inc.*	99,015
755	Factset Research Systems, Inc.	82,605
35,500	Microsoft Corp.	923,710
17,656	Oracle Corp.	636,499
1,006	Salesforce.com, Inc.*	139,432
9,953	Symantec Corp.*	195,576

		2,363,354

Specialty Retail - 0.4%
974	American Eagle Outfitters, Inc.	15,156
4,274	Bed Bath & Beyond, Inc.*	239,857
1,039	CarMax, Inc.*	36,053
2,188	Chico’s FAS, Inc.	32,011
1,451	Dick’s Sporting Goods, Inc.*	59,389
593	Guess?, Inc.	25,493
7,845	Home Depot, Inc.	291,363
4,331	Limited Brands, Inc.	178,264
6,688	Lowe’s Cos, Inc.	175,560
4,585	Office Depot, Inc.*	19,761
1,650	PetSmart, Inc.	69,581
8,566	Staples, Inc.	181,085

		1,323,573

Textiles, Apparel & Luxury Goods - 0.2%
2,825	Coach, Inc.	168,963
1,325	Hanesbrands, Inc.*	43,076
1,661	NIKE, Inc. Class B	136,733
910	Polo Ralph Lauren Corp. Class A	119,001

		467,773

Thrifts & Mortgage Finance - 0.1%
3,389	First Niagara Financial Group, Inc.	48,802
7,062	New York Community Bancorp, Inc.	117,229
6,031	People’s United Financial, Inc.	82,564

		248,595

Tobacco - 0.3%
9,657	Altria Group, Inc.	259,194
709	Lorillard, Inc.	75,509
8,587	Philip Morris International, Inc.	596,281

		930,984

Trading Companies & Distributors - 0.1%
608	Fastenal Co.	40,791
1,002	W.W. Grainger, Inc.	151,903

		192,694

Wireless Telecommunication Services - 0.1%
1,869	American Tower Corp. Class A*	97,767
4,709	Crown Castle International Corp.*	201,828

The accompanying notes are an integral part of these financial statements.
36  DIREXION SEMI-ANNUAL REPORT

Direxion Daily Large Cap Bull 3X Shares
Schedule of Investments
April 30, 2011 (Unaudited)

Shares		Value

Wireless Telecommunication Services (continued)
13,647	Sprint Nextel Corp.*	$70,691
257	US Cellular Corp.*	12,655

		382,941

	TOTAL COMMON STOCKS
	(Cost $62,907,131) (a)	$64,214,057

SHORT TERM INVESTMENTS - 75.9%
Money Market Funds - 75.9%
105,627,817	Dreyfus Institutional Cash Advantage Fund, 0.13% (b)	105,627,817
119,331,359	Goldman Sachs Financial Square Government Fund, 0.00% ††(a)(b)	119,331,359

	TOTAL SHORT TERM INVESTMENTS (Cost $224,959,176)	$224,959,176

	TOTAL INVESTMENTS (Cost $287,866,307) - 97.5%	$289,173,233
	Other Assets in Excess of Liabilities - 2.5%	7,306,625

	TOTAL NET ASSETS - 100.0%	$296,479,858

Percentages are stated as a percent of net assets.
REIT — Real Estate Investment Trust.

(*)	Non-Income producing security.
(†)	Less than 0.05%.

(††)	Less than 0.005%.

(a)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $188,086,860.
(b)	Represents annualized seven-day yield at April 30, 2011.
Direxion Daily Large Cap Bull 3X Shares
Swap Equity Contracts
April 30, 2011 (Unaudited)

				Interest
		Number of	Notional	Rate	Termination	Unrealized
Counterparty	Reference Entity	Contracts	Amount	Received	Date	Appreciation

BNP Paribas	Russell 1000® Index	5,400	$3,511,716	0.463%	12/22/2011	$610,824
Citibank N.A.	Russell 1000® Index	95,000	63,092,216	0.563%	1/20/2012	9,351,286
BNP Paribas	Russell 1000® Index	50,450	35,081,025	0.463%	2/16/2012	3,344,679
Morgan Stanley Capital Services	Russell 1000® Index	102,600	73,693,476	0.463%	2/22/2012	4,375,597
BNP Paribas	Russell 1000® Index	5,000	3,602,321	0.463%	3/22/2012	202,076
Merrill Lynch International	Russell 1000® Index	154,580	112,376,783	0.513%	3/23/2012	5,146,012
Credit Suisse Capital, LLC	Russell 1000® Index	599,015	433,291,723	0.463%	7/27/2012	21,911,138
Deutsche Bank AG London	Russell 1000® Index	75,980	52,246,802	0.563%	8/21/2014	5,599,061

			$776,896,062			$50,540,673

The accompanying notes are an integral part of these financial statements.
DIREXION SEMI-ANNUAL REPORT  37

Direxion Daily Large Cap Bear 3X Shares
Schedule of Investments
April 30, 2011 (Unaudited)

Shares		Value

SHORT TERM INVESTMENTS - 119.8%
Money Market Funds - 119.8%
66,538,188	Dreyfus Institutional Cash Advantage Fund, 0.13% (a)	$66,538,188
144,267,097	Goldman Sachs Financial Square Government Fund, 0.00% ††(a)(b)	144,267,097

	TOTAL SHORT TERM INVESTMENTS
	(Cost $210,805,285)	$210,805,285

	TOTAL INVESTMENTS (Cost $210,805,285) - 119.8%	$210,805,285
	Liabilities in Excess of Other Assets - (19.8%)	(34,854,994)

	TOTAL NET ASSETS - 100.0%	$175,950,291

Percentages are stated as a percent of net assets.

(††)	Less than 0.005%.

(a)	Represents annualized seven-day yield at April 30, 2011.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $144,267,097.
Direxion Daily Large Cap Bear 3X Shares
Short Equity Swap Contracts
April 30, 2011 (Unaudited)

				Interest
		Number of	Notional	Rate	Termination	Unrealized
Counterparty	Reference Entity	Contracts	Amount	Paid	Date	Depreciation

Credit Suisse Capital, LLC	Russell 1000® Index	296,765	$214,414,416	(0.087%)	11/7/2011	$(11,018,931)
BNP Paribas	Russell 1000® Index	11,750	7,285,422	(0.037%)	12/22/2011	(1,714,848)
Citibank N.A.	Russell 1000® Index	150,000	90,312,884	(0.337%)	1/17/2012	(24,920,677)
Morgan Stanley Capital Services	Russell 1000® Index	91,500	65,720,790	(0.087%)	2/22/2012	(4,039,314)
BNP Paribas	Russell 1000® Index	26,600	19,156,680	(0.037%)	3/22/2012	(1,107,462)
Merrill Lynch International	Russell 1000® Index	50,555	37,565,432	(0.237%)	3/23/2012	(836,323)
Deutsche Bank AG London	Russell 1000® Index	68,780	50,124,227	(0.137%)	6/30/2014	(2,225,284)

			$484,579,851			$(45,862,839)

The accompanying notes are an integral part of these financial statements.
38  DIREXION SEMI-ANNUAL REPORT

Direxion Daily Mid Cap Bull 3X Shares
Schedule of Investments
April 30, 2011 (Unaudited)

Shares		Value

COMMON STOCKS - 27.3%
Aerospace & Defense - 0.4%
541	Goodrich Corp.	$47,808
2,782	ITT Corp.	160,772
682	Rockwell Collins, Inc.	43,034

		251,614

Air Freight & Logistics - 0.4%
2,517	C.H. Robinson Worldwide, Inc.	201,813
921	Expeditors International of Washington, Inc.	49,983
1,540	UTI Worldwide, Inc.	34,511

		286,307

Airlines - 0.2%
3,564	Delta Air Lines, Inc.*	36,994
6,764	Southwest Airlines Co.	79,477
729	United Continental Holdings, Inc.*	16,636

		133,107

Auto Components - 0.2%
366	Autoliv, Inc.	29,328
734	BorgWarner, Inc.*	56,694
1,191	TRW Automotive Holdings Corp.*	67,958

		153,980

Automobiles - 0.1%
1,022	Harley-Davidson, Inc.	38,080

Beverages - 0.4%
459	Brown-Forman Corp. Class B	32,984
1,382	Coca-Cola Enterprises, Inc.	39,263
791	Constellation Brands, Inc. Class A*	17,710
2,188	Dr Pepper Snapple Group, Inc.	85,769
1,005	Hansen Natural Corp.*	66,481

		242,207

Biotechnology - 0.2%
893	Myriad Genetics, Inc.*	19,146
752	United Therapeutics Corp.*	50,354
875	Vertex Pharmaceuticals, Inc.*	48,142

		117,642

Building Products - 0.1%
302	Armstrong World Industries, Inc.	13,514
1,556	Masco Corp.	20,882

		34,396

Capital Markets - 0.5%
678	Affiliated Managers Group, Inc.*	73,956
1,114	Ameriprise Financial, Inc.	69,135
2,154	Ares Capital Corp.	38,147
448	Greenhill & Co., Inc.	26,432
2,782	Janus Capital Group, Inc.	33,857
504	Jefferies Group, Inc.	12,182
401	Lazard Ltd. Class A	16,441
1,138	T. Rowe Price Group, Inc.	73,116
685	Waddell & Reed Financial, Inc. Class A	28,092

		371,358

Chemicals - 1.0%
1,383	Albemarle Corp.	97,571
2,374	Celanese Corp. Class A	118,510
308	CF Industries Holdings, Inc.	43,597
517	Eastman Chemical Co.	55,448
318	FMC Corp.	28,073
2,864	Huntsman Corp.	59,715
345	International Flavors & Fragrances, Inc.	21,915
682	Intrepid Potash, Inc.*	23,365
293	Lubrizol Corp.	39,414
720	PPG Industries, Inc.	68,163
613	Scotts Miracle-Gro Co. Class A	34,616
400	Sherwin-Williams Co.	32,916
528	Sigma-Aldrich Corp.	37,266

		660,569

Commercial Banks - 0.8%
866	CIT Group, Inc.*	36,770
691	City National Corp.	39,463
2,677	Comerica, Inc.	101,539
643	East West Bancorp, Inc.	13,587
3,444	Fifth Third Bancorp	45,702
3,811	KeyCorp	33,041
491	M&T Bank Corp.	43,390
7,066	Regions Financial Corp.	51,864
2,168	SunTrust Banks, Inc.	61,116
7,174	Synovus Financial Corp.	17,935
2,157	TCF Financial Corp.	33,628
2,442	Valley National Bancorp	34,969

		513,004

Commercial Services & Supplies - 0.5%
2,366	Iron Mountain, Inc.	75,357
3,149	Pitney Bowes, Inc.	77,339
3,132	R.R. Donnelley & Sons Co.	59,070
3,893	Republic Services, Inc.	123,097

		334,863

Communications Equipment - 0.2%
623	Ciena Corp.*	17,594
347	F5 Networks, Inc.*	35,172
562	Harris Corp.	29,859
3,274	JDS Uniphase Corp.*	68,230
1,670	Tellabs, Inc.	8,216

		159,071

Computers & Peripherals - 0.1%
1,192	Lexmark International, Inc. Class A*	38,442
998	SanDisk Corp.*	49,042

		87,484

The accompanying notes are an integral part of these financial statements.
DIREXION SEMI-ANNUAL REPORT  39

Direxion Daily Mid Cap Bull 3X Shares
Schedule of Investments
April 30, 2011 (Unaudited)

Shares		Value

Construction & Engineering - 0.1%
439	Aecom Technology Corp.*	$11,967
1,596	KBR, Inc.	61,239
637	Shaw Group, Inc.*	24,779

		97,985

Construction Materials - 0.0%†
551	Eagle Materials, Inc.	16,029

Consumer Finance - 0.1%
2,358	Discover Financial Services	58,573

Containers & Packaging - 0.3%
296	AptarGroup, Inc.	15,525
801	Ball Corp.	29,885
475	Bemis Co., Inc.	14,887
702	Crown Holdings, Inc.*	26,255
1,078	Owens-Illinois, Inc.*	31,984
450	Packaging Corp. of America	12,839
2,421	Sealed Air Corp.	62,389

		193,764

Distributors - 0.1%
685	Genuine Parts Co.	36,784

Diversified Consumer Services - 0.1%
558	Apollo Group, Inc. Class A*	22,337
553	DeVry, Inc.	29,253

		51,590

Diversified Financial Services - 0.3%
552	Interactive Brokers Group, Inc. Class A	9,682
319	IntercontinentalExchange, Inc.*	38,391
845	Leucadia National Corp.	32,668
891	Moody’s Corp.	34,874
476	MSCI, Inc. Class A*	16,884
1,366	NASDAQ OMX Group, Inc.*	37,018

		169,517

Diversified Telecommunication Services - 0.3%
2,605	CenturyLink, Inc.	106,232
6,874	Windstream Corp.	88,056

		194,288

Electric Utilities - 0.5%
1,413	Edison International	55,489
2,642	FirstEnergy Corp.	105,574
542	ITC Holdings Corp.	38,444
3,566	NV Energy, Inc.	54,168
2,120	Pepco Holdings, Inc.	40,852
1,247	Progress Energy, Inc.	59,170

		353,697

Electrical Equipment - 0.5%
727	Cooper Industries PLC	47,946
792	General Cable Corp.*	38,412
908	Hubbell, Inc. Class B	63,551
584	Regal-Beloit Corp.	44,261
1,423	Roper Industries, Inc.	123,075

		317,245

Electronic Equipment, Instruments & Components - 0.4%
1,504	Amphenol Corp. Class A	84,089
2,632	Avnet, Inc.*	95,594
231	Dolby Laboratories, Inc. Class A*	11,564
175	Itron, Inc.*	9,525
2,611	Vishay Intertechnology, Inc.*	49,818

		250,590

Energy Equipment & Services - 0.6%
1,062	Cameron International Corp.*	55,989
961	Exterran Holdings, Inc.*	20,863
1,056	FMC Technologies, Inc.*	49,083
409	Helmerich & Payne, Inc.	27,133
837	Oceaneering International, Inc.*	73,171
2,332	Patterson-UTI Energy, Inc.	72,548
1,358	Rowan Cos, Inc.*	56,629
3,211	Weatherford International Ltd.*	69,293

		424,709

Food & Staples Retailing - 0.2%
792	BJ’s Wholesale Club, Inc.*	40,645
1,684	Safeway, Inc.	40,938
2,054	SUPERVALU, Inc.	23,128
606	Whole Foods Market, Inc.	38,033

		142,744

Food Products - 0.7%
1,929	ConAgra Foods, Inc.	47,164
325	Corn Products International, Inc.	17,907
784	Dean Foods Co.*	8,773
1,371	H.J. Heinz Co.	70,236
2,099	Hormel Foods Corp.	61,731
1,281	McCormick & Co., Inc.	62,923
884	Mead Johnson Nutrition Co. Class A	59,122
5,728	Sara Lee Corp.	109,978
596	Smithfield Foods, Inc.*	14,042
1,294	Tyson Foods, Inc. Class A	25,751

		477,627

Gas Utilities - 0.1%
1,179	AGL Resources, Inc.	48,940
2,096	Questar Corp.	36,827

		85,767

Health Care Equipment & Supplies - 0.7%
395	Beckman Coulter, Inc.	32,726
6,575	Boston Scientific Corp.*	49,247
413	C.R. Bard, Inc.	44,088
643	Cooper Cos, Inc.	48,161
1,596	DENTSPLY International, Inc.	59,914
492	Edwards Lifesciences Corp.*	42,484
658	IDEXX Laboratories, Inc.*	53,581
171	Intuitive Surgical, Inc.*	59,799

The accompanying notes are an integral part of these financial statements.
40  DIREXION SEMI-ANNUAL REPORT

Direxion Daily Mid Cap Bull 3X Shares
Schedule of Investments
April 30, 2011 (Unaudited)

Shares		Value

Health Care Equipment & Supplies (continued)
868	Thoratec Corp.*	$26,647
537	Varian Medical Systems, Inc.*	37,697

		454,344

Health Care Providers & Services - 0.9%
1,225	AmerisourceBergen Corp.	49,784
1,300	Brookdale Senior Living, Inc.*	35,412
1,301	CIGNA Corp.	60,926
1,575	DaVita, Inc.*	138,742
447	Emergency Medical Services Corp. Class A*	28,519
1,505	Health Net, Inc.*	50,116
1,869	Humana, Inc.*	142,268
454	Laboratory Corp. of America Holdings*	43,797
645	Quest Diagnostics, Inc.	36,365
1,305	VCA Antech, Inc.*	32,103

		618,032

Health Care Technology - 0.2%
985	Allscripts-Misys Healthcare Solutions, Inc.*	21,217
999	Cerner Corp.*	120,060

		141,277

Hotels, Restaurants & Leisure - 0.5%
271	Chipotle Mexican Grill, Inc.*	72,300
500	Hyatt Hotels Corp. Class A*	22,155
2,587	International Game Technology	45,764
1,176	Marriott International, Inc. Class A	41,513
1,186	MGM Resorts International*	15,015
1,425	Wendy’s/Arby’s Group, Inc. Class A	6,868
2,716	Wyndham Worldwide Corp.	94,001
329	Wynn Resorts Ltd.	48,412

		346,028

Household Durables - 0.5%
661	Fortune Brands, Inc.	43,018
482	Garmin Ltd.	16,499
1,167	KB Home	13,782
1,007	Lennar Corp. Class A	19,123
572	M.D.C. Holdings, Inc.	16,697
411	Mohawk Industries, Inc.*	24,677
4,221	Newell Rubbermaid, Inc.	80,452
95	NVR, Inc.*	70,236
840	Toll Brothers, Inc.*	17,648
474	Whirlpool Corp.	40,849

		342,981

Household Products - 0.2%
1,078	Church & Dwight Co., Inc.	88,913
610	Clorox Co.	42,493
303	Energizer Holdings, Inc.*	22,886

		154,292

Independent Power Producers & Energy Traders - 0.3%
8,304	AES Corp.*	109,945
2,805	Constellation Energy Group, Inc.	102,158
298	Ormat Technologies, Inc.	7,420

		219,523

Industrial Conglomerates - 0.1%
922	Carlisle Cos, Inc.	45,676

Insurance - 1.4%
106	Alleghany Corp.*	34,894
1,383	American International Group, Inc.*	43,080
1,167	Aon Corp.	60,882
1,173	Aspen Insurance Holdings Ltd.	33,513
1,507	Assurant, Inc.	59,828
2,596	Assured Guaranty Ltd.	44,132
1,920	Axis Capital Holdings Ltd.	67,891
637	Cincinnati Financial Corp.	20,180
2,183	Fidelity National Financial, Inc. Class A	33,706
2,120	Genworth Financial, Inc. Class A*	25,843
1,924	Hartford Financial Services Group, Inc.	55,738
3,448	Lincoln National Corp.	107,681
2,348	Marsh & McLennan Cos, Inc.	71,097
3,658	Old Republic International Corp.	46,347
352	OneBeacon Insurance Group Ltd. Class A	4,946
2,905	Progressive Corp.	63,736
1,250	Protective Life Corp.	33,637
429	RenaissanceRe Holdings Ltd.	30,150
719	StanCorp Financial Group, Inc.	30,989
359	Torchmark Corp.	24,024
1,441	Unum Group	38,158
68	White Mountains Insurance Group Ltd.	24,311

		954,763

Internet & Catalog Retail - 0.2%
3,031	Liberty Media Corp. - Interactive Class A*	52,982
204	priceline.com, Inc.*	111,590

		164,572

Internet Software & Services - 0.1%
745	Akamai Technologies, Inc.*	25,658
901	AOL, Inc.*	18,362

		44,020

IT Services - 0.5%
3,129	Amdocs Ltd.*	96,217
1,507	Convergys Corp.*	21,852
1,488	CoreLogic, Inc.*	27,394
1,439	Fidelity National Information Services, Inc.	47,631

The accompanying notes are an integral part of these financial statements.
DIREXION SEMI-ANNUAL REPORT  41

Direxion Daily Mid Cap Bull 3X Shares
Schedule of Investments
April 30, 2011 (Unaudited)

Shares		Value

IT Services (continued)
1,341	SAIC, Inc.*	$23,333
724	Teradata Corp.*	40,486
2,909	Western Union Co.	61,816

		318,729

Leisure Equipment & Products - 0.1%
567	Hasbro, Inc.	26,558
1,584	Mattel, Inc.	42,325

		68,883

Life Sciences Tools & Services - 0.6%
528	Illumina, Inc.*	37,477
1,724	Life Technologies Corp.*	95,165
473	Mettler-Toledo International, Inc.*	88,640
357	Techne Corp.	27,743
1,409	Waters Corp.*	138,082

		387,107

Machinery - 1.0%
1,144	Bucyrus International, Inc.	104,619
212	CNH Global NV*	10,240
867	Cummins, Inc.	104,196
1,457	Eaton Corp.	77,993
795	Gardner Denver, Inc.	68,696
917	Graco, Inc.	45,878
1,395	Ingersoll-Rand PLC	70,447
596	Pall Corp.	34,830
697	Parker Hannifin Corp.	65,741
512	Toro Co.	34,770
521	Trinity Industries, Inc.	18,860
977	WABCO Holdings, Inc.*	72,151

		708,421

Marine - 0.1%
624	Alexander & Baldwin, Inc.	32,885
821	Kirby Corp.*	46,616

		79,501

Media - 0.8%
2,039	Cablevision Systems Corp. Class A	71,834
2,946	CBS Corp. Class B	74,298
619	Clear Channel Outdoor Holdings, Inc. Class A*	8,517
1,230	Discovery Communications, Inc. Class A*	54,440
1,736	DISH Network Corp. Class A*	43,470
1,122	Dreamworks Animation SKG, Inc. Class A*	29,722
2,256	Gannett Co., Inc.	33,975
2,123	Interpublic Group of Cos, Inc.	24,945
2,204	Liberty Global, Inc. Class A*	102,486
1,368	McGraw-Hill Cos, Inc.	55,363
91	Morningstar, Inc.	5,242
1,358	Scripps Networks Interactive, Inc. Class A	69,828

		574,120

Metals & Mining - 0.2%
477	AK Steel Holding Corp.	7,751
283	Carpenter Technology Corp.	14,507
724	Royal Gold, Inc.	44,150
431	Titanium Metals Corp.*	8,633
623	United States Steel Corp.	29,723

		104,764

Multiline Retail - 0.2%
1,229	Big Lots, Inc.*	50,524
305	Dollar General Corp.*	9,940
1,574	J.C. Penney Co., Inc.	60,521
1,831	Macy’s, Inc.	43,779

		164,764

Multi-Utilities - 0.5%
3,514	Ameren Corp.	102,996
1,639	Consolidated Edison, Inc.	85,425
1,714	SCANA Corp.	71,165
1,073	Sempra Energy	59,122

		318,708

Office Electronics - 0.1%
5,974	Xerox Corp.	60,278

Oil, Gas & Consumable Fuels - 2.0%
2,462	Arch Coal, Inc.	84,447
3,191	CONSOL Energy, Inc.	172,601
1,731	Denbury Resources, Inc.*	39,069
3,047	El Paso Corp.	59,142
782	Frontline Ltd.	17,290
677	Holly Corp.	39,198
832	Murphy Oil Corp.	64,463
577	Newfield Exploration Co.*	40,852
1,619	Noble Energy, Inc.	155,861
1,165	Peabody Energy Corp.	77,845
1,311	Petrohawk Energy Corp.*	35,410
1,367	Pioneer Natural Resources Co.	139,748
691	Range Resources Corp.	39,007
2,601	SandRidge Energy, Inc.*	32,148
955	SM Energy Co.	72,446
2,812	Spectra Energy Corp.	81,661
1,828	Sunoco, Inc.	77,983
646	Teekay Corp.	21,958
2,143	Tesoro Corp.*	58,118
2,449	Valero Energy Corp.	69,307

		1,378,554

Paper & Forest Products - 0.2%
1,894	International Paper Co.	58,487
2,592	MeadWestvaco Corp.	87,324

		145,811

The accompanying notes are an integral part of these financial statements.
42  DIREXION SEMI-ANNUAL REPORT

Direxion Daily Mid Cap Bull 3X Shares
Schedule of Investments
April 30, 2011 (Unaudited)

Shares		Value

Personal Products - 0.1%
1,856	Avon Products, Inc.	$54,529
475	Estee Lauder Cos, Inc. Class A	46,075

		100,604

Pharmaceuticals - 0.2%
1,309	Forest Laboratories, Inc.*	43,406
718	Hospira, Inc.*	40,732
1,338	Mylan, Inc.*	33,343
485	Watson Pharmaceuticals, Inc.*	30,080

		147,561

Real Estate Investment Trusts - 1.9%
670	Alexandria Real Estate Equities, Inc.	55,040
729	AMB Property Corp.	26,536
4,764	Annaly Capital Management, Inc.	84,990
1,773	Apartment Investment & Management Co. Class A	47,800
2,107	Boston Properties, Inc.	220,245
971	BRE Properties, Inc.	49,249
705	Corporate Office Properties Trust	24,823
339	Digital Realty Trust, Inc.	20,455
3,403	Duke Realty Corp.	51,896
1,226	Equity Residential	73,217
457	Essex Property Trust, Inc.	61,914
267	Federal Realty Investment Trust	23,379
1,275	HCP, Inc.	50,515
1,883	Health Care REIT, Inc.	101,249
2,856	Host Hotels & Resorts, Inc.	50,808
5,135	Kimco Realty Corp.	100,338
561	Macerich Co.	29,632
344	Mack-Cali Realty Corp.	12,150
251	Taubman Centers, Inc.	14,596
678	Ventas, Inc.	37,921
699	Vornado Realty Trust	67,579
2,693	Weyerhaeuser Co.	61,966

		1,266,298

Real Estate Management & Development - 0.1%
637	Jones Lang LaSalle, Inc.	65,216
978	St. Joe Co.*	25,545

		90,761

Semiconductors & Semiconductor Equipment - 1.5%
2,608	Advanced Micro Devices, Inc.*	23,733
3,921	Altera Corp.	190,953
1,761	Analog Devices, Inc.	70,986
1,061	Atheros Communications, Inc.*	47,596
563	Cree, Inc.*	22,937
1,879	Intersil Corp. Class A	27,753
735	KLA-Tencor Corp.	32,266
1,646	Lam Research Corp.*	79,518
972	Linear Technology Corp.	33,826
2,349	Marvell Technology Group Ltd.*	36,245
2,675	Maxim Integrated Products, Inc.	73,134
2,794	Microchip Technology, Inc.	114,666
6,901	Micron Technology, Inc.*	77,912
2,279	National Semiconductor Corp.	54,969
416	Novellus Systems, Inc.*	13,354
2,794	NVIDIA Corp.*	55,880
1,132	Varian Semiconductor Equipment Associates, Inc.*	47,465

		1,003,193

Software - 0.8%
2,304	Autodesk, Inc.*	103,634
786	BMC Software, Inc.*	39,481
1,684	CA, Inc.	41,410
803	Citrix Systems, Inc.*	67,725
709	Factset Research Systems, Inc.	77,572
1,216	Intuit, Inc.*	67,561
1,972	Nuance Communications, Inc.*	40,820
881	Rovi Corp.*	42,781
495	Salesforce.com, Inc.*	68,607

		549,591

Specialty Retail - 1.1%
1,102	Aaron’s, Inc.	31,727
1,185	Advance Auto Parts, Inc.	77,570
401	Aeropostale, Inc.*	10,238
1,139	Bed Bath & Beyond, Inc.*	63,921
967	CarMax, Inc.*	33,555
2,715	Chico’s FAS, Inc.	39,720
2,320	GameStop Corp. Class A*	59,578
981	Guess?, Inc.	42,173
1,679	Limited Brands, Inc.	69,108
514	PetSmart, Inc.	21,675
531	Ross Stores, Inc.	39,129
1,917	Tiffany & Co.	133,116
1,101	Tractor Supply Co.	68,119
1,256	Williams-Sonoma, Inc.	54,523

		744,152

Textiles, Apparel & Luxury Goods - 0.3%
1,321	Coach, Inc.	79,009
1,447	Hanesbrands, Inc.*	47,042
244	Polo Ralph Lauren Corp. Class A	31,908
382	VF Corp.	38,414

		196,373

Thrifts & Mortgage Finance - 0.1%
1,886	New York Community Bancorp, Inc.	31,308
1,213	TFS Financial Corp.	13,197

		44,505

Tobacco - 0.1%
659	Lorillard, Inc.	70,183

The accompanying notes are an integral part of these financial statements.
DIREXION SEMI-ANNUAL REPORT  43

Direxion Daily Mid Cap Bull 3X Shares
Schedule of Investments
April 30, 2011 (Unaudited)

Shares		Value

Trading Companies & Distributors - 0.2%
1,469	Fastenal Co.	$98,555
659	MSC Industrial Direct Co., Inc. Class A	47,178

		145,733

Water Utilities - 0.0%†
760	American Water Works Co., Inc.	22,329

Wireless Telecommunication Services - 0.1%
2,602	Clearwire Corp. Class A*	12,646
264	Leap Wireless International, Inc.*	3,918
1,088	MetroPCS Communications, Inc.*	18,311
1,014	SBA Communications Corp. Class A*	39,171
806	Telephone & Data Systems, Inc.	27,049

		101,095

	TOTAL COMMON STOCKS (Cost $15,884,447)(a)	$18,532,117

SHORT TERM INVESTMENTS - 71.5%
Money Market Funds - 71.5%
19,700,762	Dreyfus Institutional Cash Advantage Fund, 0.13%(b)	$19,700,762
28,844,648	Goldman Sachs Financial Square Government Fund, 0.00%††(a)(b)	28,844,648

	TOTAL SHORT TERM INVESTMENTS (Cost $48,545,410)	$48,545,410

	TOTAL INVESTMENTS (Cost $64,429,857) - 98.8%	$67,077,527
	Other Assets in Excess of Liabilities - 1.2%	835,925

	TOTAL NET ASSETS - 100.0%	$67,913,452

Percentages are stated as a percent of net assets.
REIT — Real Estate Investment Trust.

(*)	Non-Income producing security.
(†)	Less than 0.05%.

(††)	Less than 0.005%.

(a)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $47,377,035.
(b)	Represents annualized seven-day yield at April 30, 2011.
Direxion Daily Mid Cap Bull 3X Shares
Swap Equity Contracts
April 30, 2011 (Unaudited)

				Interest
		Number of	Notional	Rate	Termination	Unrealized
Counterparty	Reference Entity	Contracts	Amount	Received	Date	Appreciation

Credit Suisse Capital, LLC	Russell Midcap® Index	52,015	$38,335,445	0.313%	8/26/2011	$20,481,119
BNP Paribas	Russell Midcap® Index	11,395	9,886,480	0.463%	9/22/2011	2,871,205
BNP Paribas	Russell Midcap® Index	10,500	8,762,258	0.463%	10/20/2011	2,984,912
BNP Paribas	Russell Midcap® Index	23,900	21,297,400	0.463%	12/22/2011	5,417,999
Morgan Stanley Capital Services	Russell Midcap® Index	65,210	70,238,191	0.313%	2/22/2012	2,466,898
Merrill Lynch International	Russell Midcap® Index	3,530	3,657,615	0.413%	7/27/2012	277,553

			$152,177,389			$34,499,686

The accompanying notes are an integral part of these financial statements.
44  DIREXION SEMI-ANNUAL REPORT

Direxion Daily Mid Cap Bear 3X Shares
Schedule of Investments
April 30, 2011 (Unaudited)

Shares		Value

SHORT TERM INVESTMENTS - 136.0%
Money Market Funds - 136.0%
4,419,370	Dreyfus Institutional Cash Advantage Fund, 0.13%(a)	$4,419,370
10,106,094	Goldman Sachs Financial Square Government Fund, 0.00%††(a)(b)	10,106,094

	TOTAL SHORT TERM INVESTMENTS (Cost $14,525,464)	$14,525,464

	TOTAL INVESTMENTS (Cost $14,525,464) - 136.0%	$14,525,464
	Liabilities in Excess of Other Assets - (36.0%)	(3,848,319)

	TOTAL NET ASSETS - 100.0%	$10,677,145

Percentages are stated as a percent of net assets.

(††)	Less than 0.005%.

(a)	Represents annualized seven-day yield at April 30, 2011.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $10,106,093.
Direxion Daily Mid Cap Bear 3X Shares
Short Equity Swap Contracts
April 30, 2011 (Unaudited)

				Interest
		Number of	Notional	Rate	Termination	Unrealized
Counterparty	Reference Entity	Contracts	Amount	Paid	Date	Depreciation

BNP Paribas	Russell Midcap® Index	7,545	$6,697,135	(0.587%)	12/22/2011	$(1,776,761)
Morgan Stanley Capital Services	Russell Midcap® Index	3,030	3,228,282	(0.137%)	2/22/2012	(73,135)
Credit Suisse Capital, LLC	Russell Midcap® Index	18,235	18,477,161	(0.137%)	7/11/2012	(1,966,671)

			$28,402,578			$(3,816,567)

The accompanying notes are an integral part of these financial statements.
DIREXION SEMI-ANNUAL REPORT  45

Direxion Daily Small Cap Bull 3X Shares
Schedule of Investments
April 30, 2011 (Unaudited)

Shares		Value

COMMON STOCKS - 11.6%
Aerospace & Defense - 0.3%
4,154	Aerovironment, Inc.*	$119,012
978	American Science & Engineering, Inc.	86,162
3,953	Cubic Corp.	213,778
2,879	Curtiss-Wright Corp.	95,727
13,154	GenCorp, Inc.*	85,896
2,880	HEICO Corp.	138,689
18,267	Hexcel Corp.*	393,288
1,503	Kratos Defense & Security Solutions, Inc.*	20,546
8,536	Moog, Inc. Class A*	376,608
5,451	Teledyne Technologies, Inc.*	275,221
1,308	Triumph Group, Inc.	112,645

		1,917,572

Air Freight & Logistics - 0.0%†
3,238	Atlas Air Worldwide Holdings, Inc.*	223,131

Airlines - 0.1%
5,609	Alaska Air Group, Inc.*	369,465
8,599	Republic Airways Holdings, Inc.*	46,391

		415,856

Auto Components - 0.1%
6,138	Cooper Tire & Rubber Co.	165,603
5,926	Tenneco, Inc.*	273,841

		439,444

Biotechnology - 0.4%
7,288	Acorda Therapeutics, Inc.*	204,355
4,684	Affymax, Inc.*	30,633
16,068	Alkermes, Inc.*	231,701
19,726	Allos Therapeutics, Inc.*	57,403
1,316	AMAG Pharmaceuticals, Inc.*	25,004
19,057	Arena Pharmaceuticals, Inc.*	26,680
8,682	ArQule, Inc.*	61,295
13,325	Array BioPharma, Inc.*	41,174
20,580	Celera Corp.*	162,788
2,989	Celldex Therapeutics, Inc.*	12,733
4,584	Cubist Pharmaceuticals, Inc.*	155,168
1,853	Emergent Biosolutions, Inc.*	43,008
20,434	Exelixis, Inc.*	250,521
3,505	Genomic Health, Inc.*	95,686
16,309	Halozyme Therapeutics, Inc.*	108,129
12,348	Inhibitex, Inc.*	51,862
20,124	Inovio Pharmaceuticals, Inc.*	19,148
7,382	Isis Pharmaceuticals, Inc.*	69,243
4,957	Keryx Biopharmaceuticals, Inc.*	26,223
4,921	Ligand Pharmaceuticals, Inc. Class B*	54,672
6,401	Medivation, Inc.*	158,105
21,233	Novavax, Inc.*	54,463
7,816	NPS Pharmaceuticals, Inc.*	81,052
7,596	Pharmacyclics, Inc.*	50,361
13,050	Rigel Pharmaceuticals, Inc.*	118,885
12,701	Savient Pharmaceuticals, Inc.*	147,459
12,422	Spectrum Pharmaceuticals, Inc.*	111,798
11,760	Theravance, Inc.*	326,340

		2,775,889

Building Products - 0.0%†
1,701	American Woodmark Corp.	34,547
4,075	Apogee Enterprises, Inc.	58,191
4,409	Insteel Industries, Inc.	65,826
4,047	Quanex Building Products Corp.	84,825
2,468	Simpson Manufacturing Co., Inc.	68,907

		312,296

Capital Markets - 0.2%
1,694	Arlington Asset Investment Corp. Class A	51,667
7,117	BlackRock Kelso Capital Corp.	74,871
700	Capital Southwest Corp.	67,368
606	Diamond Hill Investment Group	49,692
3,308	Epoch Holding Corp.	57,361
2,077	Gladstone Investment Corp.	16,076
11,433	Gleacher & Co., Inc.*	21,608
2,906	Harris & Harris Group, Inc.*	15,169
7,442	Hercules Technology Growth Capital, Inc.	80,002
4,784	HFF, Inc. Class A*	71,616
9,145	Internet Capital Group, Inc.*	127,024
3,415	Investment Technology Group, Inc.*	58,431
9,325	LaBranche & Co., Inc.*	37,580
19,214	MCG Capital Corp.	126,812
6,098	MVC Capital, Inc.	84,335
5,842	Stifel Financial Corp.*	266,863
3,010	Triangle Capital Corp.	53,759
1,284	Virtus Investment Partners, Inc.*	67,808

		1,328,042

Chemicals - 0.4%
7,076	Balchem Corp.	280,846
6,751	Ferro Corp.*	101,265
1,675	Innophos Holdings, Inc.	77,619
2,818	Kraton Performance Polymers, Inc.*	130,079
4,717	Minerals Technologies, Inc.	320,756
810	NewMarket Corp.	149,299
4,949	Olin Corp.	127,387
5,981	OM Group, Inc.*	216,751
11,198	Omnova Solutions, Inc.*	95,183
8,651	Rockwood Holdings, Inc.*	490,858
9,313	Sensient Technologies Corp.	352,870
612	Stepan Co.	44,046
3,608	STR Holdings, Inc.*	59,424
1,540	Westlake Chemical Corp.	101,101
2,614	Zoltek Cos, Inc.*	33,590

		2,581,074

Commercial Banks - 0.5%
5,497	1st United Bancorp, Inc.*	38,314
577	American National Bankshares, Inc.	13,352

The accompanying notes are an integral part of these financial statements.
46  DIREXION SEMI-ANNUAL REPORT

Direxion Daily Small Cap Bull 3X Shares
Schedule of Investments
April 30, 2011 (Unaudited)

Shares		Value

Commercial Banks (continued)
2,048	Ames National Corp.	$37,806
2,439	Arrow Financial Corp.	60,609
6,914	Banco Latinoamericano de Comercio Exterior SA Class E	120,027
804	Bryn Mawr Bank Corp.	16,201
5,546	Centerstate Banks, Inc.	34,496
6,123	Chemical Financial Corp.	123,256
3,038	Citizens & Northern Corp.	52,163
2,223	City Holding Co.	75,804
8,100	CoBiz Financial, Inc.	54,999
9,854	Columbia Banking System, Inc.	185,847
9,841	First Commonwealth Financial Corp.	61,014
4,536	First Financial Bancorp	74,753
2,404	First Merchants Corp.	22,285
2,461	Heritage Financial Corp.*	36,275
1,227	Hudson Valley Holding Corp.	27,743
6,026	Investors Bancorp, Inc.*	90,631
4,042	Lakeland Financial Corp.	88,560
1,200	Merchants Bancshares, Inc.	32,280
3,388	Metro Bancorp, Inc.*	42,350
2,988	OmniAmerican Bancorp, Inc.*	44,671
4,470	Oriental Financial Group, Inc.	57,931
2,412	PacWest Bancorp	55,452
2,699	Park National Corp.	186,447
456	Penns Woods Bancorp, Inc.	17,232
2,641	Peoples Bancorp, Inc.	35,997
2,092	Pinnacle Financial Partners, Inc.*	33,618
783	Porter Bancorp, Inc.	6,209
3,656	Prosperity Bancshares, Inc.	167,628
2,387	Sierra Bancorp	26,615
5,135	Signature Bank*	298,908
7,404	SVB Financial Group*	447,498
3,930	TowneBank	58,243
8,012	Trustmark Corp.	186,199
4,958	UMB Financial Corp.	208,781
3,702	United Bankshares, Inc.	96,844
9,607	United Community Banks, Inc.*	23,057
4,160	Univest Corp. of Pennsylvania	69,971
5,033	Virginia Commerce Bancorp, Inc.*	30,248
8,188	Webster Financial Corp.	176,206
12,347	West Co.ast Bancorp*	44,202
3,686	Westamerica Bancorporation	187,212
4,888	Wilshire Bancorp, Inc.*	19,552

		3,767,486

Commercial Services & Supplies - 0.3%
6,516	ABM Industries, Inc.	158,469
9,227	American Reprographics Co.*	82,582
6,262	Casella Waste Systems, Inc. Class A*	42,331
4,343	Clean Harbors, Inc.*	427,785
218	CompX International, Inc.	3,063
10,283	Deluxe Corp.	278,464
3,899	Ennis, Inc.	72,833
5,195	Kimball International, Inc. Class B	38,859
2,607	Multi-Color Corp.	53,861
7,327	Rollins, Inc.	153,647
2,787	Schawk, Inc.	52,563
3,895	Standard Parking Corp.*	68,123
6,005	Steelcase, Inc. Class A	69,358
6,630	Tetra Tech, Inc.*	156,601
4,555	United Stationers, Inc.*	328,233

		1,986,772

Communications Equipment - 0.3%
5,849	ADTRAN, Inc.	241,388
9,942	Arris Group, Inc.*	119,304
5,616	Aviat Networks, Inc.*	28,754
12,529	BigBand Networks, Inc.*	32,074
1,373	Black Box Corp.	47,973
1,962	DG FastChannel, Inc.*	71,790
4,728	Finisar Corp.*	132,810
6,893	Infinera Corp.*	53,903
4,306	InterDigital, Inc.	199,325
3,606	KVH Industries, Inc.*	47,239
9,038	Network Engines, Inc.*	16,088
7,539	Network Equipment Technologies, Inc.*	25,406
11,764	Oclaro, Inc.*	131,933
7,504	Plantronics, Inc.	278,173
7,915	Riverbed Technology, Inc.*	278,133
52,249	Sonus Networks, Inc.*	205,861
5,358	Tekelec*	44,739

		1,954,893

Computers & Peripherals - 0.0%†
2,275	Avid Technology, Inc.*	42,269
5,861	Hutchinson Technology, Inc.*	15,649
7,048	Immersion Corp.*	51,027
16,806	Quantum Corp.*	53,443
3,560	Xyratex Ltd.*	36,348

		198,736

Construction & Engineering - 0.1%
1,944	Argan, Inc.*	18,273
7,546	Comfort Systems USA, Inc.	92,137
5,203	EMCOR Group, Inc.*	161,137
2,320	Northwest Pipe Co.*	55,819
2,824	Orion Marine Group, Inc.*	29,172
4,117	Pike Electric Corp.*	41,829

		398,367

Construction Materials - 0.0%†
3,782	Texas Industries, Inc.	159,487
652	United States Lime & Minerals, Inc.*	26,967

		186,454

Consumer Finance - 0.1%
13,799	Advance America Cash Advance Centers, Inc.	81,138
5,249	Cash America International, Inc.	249,065
3,781	First Cash Financial Services, Inc.*	148,367

The accompanying notes are an integral part of these financial statements.
DIREXION SEMI-ANNUAL REPORT  47

Direxion Daily Small Cap Bull 3X Shares
Schedule of Investments
April 30, 2011 (Unaudited)

Shares		Value

Consumer Finance (continued)
3,310	Nelnet, Inc. Class A	$76,229
4,119	World Acceptance Corp.*	279,886

		834,685

Containers & Packaging - 0.1%
5,415	Myers Industries, Inc.	57,778
10,160	Silgan Holdings, Inc.	465,938

		523,716

Distributors - 0.1%
4,352	Audiovox Corp. Class A*	32,118
9,994	Pool Corp.	302,418

		334,536

Diversified Consumer Services - 0.1%
1,444	American Public Education, Inc.*	61,009
1,840	Bridgepoint Education, Inc.*	32,292
1,052	Capella Education Co.*	52,179
2,486	Coinstar, Inc.*	134,194
1,544	Learning Tree International, Inc.	13,016
733	National American University Holdings, Inc.	5,637
5,536	Regis Corp.	94,112
3,717	Steiner Leisure Ltd.*	180,423

		572,862

Diversified Financial Services - 0.0%†
3,770	Asset Acceptance Capital Corp.*	21,413
11,348	PHH Corp.*	243,528
4,071	Primus Guaranty, Ltd.*	19,989

		284,930

Diversified Telecommunication Services - 0.1%
2,794	Alaska Communications Systems Group, Inc.	27,018
7,567	Global Crossing Ltd.*	176,916
17,511	Globalstar, Inc.*	22,589
3,549	IDT Corp. Class B	102,886
8,553	Iridium Communications, Inc.*	66,970
3,114	Neutral Tandem, Inc.*	47,613
3,770	Premiere Global Services, Inc.*	29,821
19,580	Vonage Holdings Corp.*	101,033

		574,846

Electric Utilities - 0.1%
3,002	Central Vermont Public Service Corp.	70,277
3,805	Cleco Corp.	133,555
5,805	MGE Energy, Inc.	243,868
12,134	Portland General Electric Co.	302,865

		750,565

Electrical Equipment - 0.2%
6,201	Advanced Battery Technologies, Inc.*	10,666
3,521	American Superconductor Corp.*	41,724
3,115	AZZ, Inc.	136,375
6,160	Brady Corp. Class A	232,294
10,233	Broadwind Energy, Inc.*	16,884
33,171	Capstone Turbine Corp.*	64,683
15,294	Ener1, Inc.*	38,694
18,885	GrafTech International Ltd.*	438,132
4,300	Hoku Corp.*	8,772
4,746	LSI Industries, Inc.	39,344
9,050	UQM Technologies, Inc.*	25,250
3,823	Woodward, Inc.	141,642

		1,194,460

Electronic Equipment & Instruments - 0.3%
1,766	Anixter International, Inc.	132,697
7,284	Benchmark Electronics, Inc.*	123,100
2,478	Checkpoint Systems, Inc.*	52,187
7,471	Cognex Corp.	233,693
2,831	Coherent, Inc.*	176,966
2,132	CTS Corp.	23,431
11,411	Insight Enterprises, Inc.*	195,813
4,672	IPG Photonics Corp.*	324,517
3,825	Littelfuse, Inc.	237,953
5,946	Mercury Computer Systems, Inc.*	114,817
3,505	Methode Electronics, Inc.	43,322
22,268	Microvision, Inc.*	34,738
3,454	Newport Corp.*	64,693
3,883	Pulse Electronics Corp.	23,220
3,631	Richardson Electronics, Ltd.	48,946
9,960	Sanmina-SCI Corp.*	116,731
2,106	ScanSource, Inc.*	75,332
13,186	Smart Modular Technologies (WWH), Inc.*	120,520
1,077	Viasystems Group, Inc.*	28,120
8,386	X-Rite, Inc.*	41,175

		2,211,971

Energy Equipment & Services - 0.3%
9,014	Bristow Group, Inc.*	418,250
1,501	CARBO Ceramics, Inc.	241,571
6,097	Complete Production Services, Inc.*	206,932
1,557	Dawson Geophysical Co.*	69,442
2,129	Dril-Quip, Inc.*	162,996
20,491	Hercules Offshore, Inc.*	128,581
5,836	Hornbeck Offshore Services, Inc.*	170,586
2,347	Lufkin Industries, Inc.	216,699
6,606	Matrix Service Co.*	95,523
3,041	Natural Gas Services Group*	54,829
29,111	Parker Drilling Co.*	207,561
13,384	Pioneer Drilling Co.*	207,452
9,957	Willbros Group, Inc.*	107,038

		2,287,460

Food & Staples Retailing - 0.1%
6,392	Casey’s General Stores, Inc.	249,480
2,756	Ruddick Corp.	114,429
1,871	Susser Holdings Corp.*	25,801

The accompanying notes are an integral part of these financial statements.
48  DIREXION SEMI-ANNUAL REPORT

Direxion Daily Small Cap Bull 3X Shares
Schedule of Investments
April 30, 2011 (Unaudited)

Shares		Value

Food & Staples Retailing (continued)
2,709	United Natural Foods, Inc.*	$115,647
4,315	Winn-Dixie Stores, Inc.*	30,593

		535,950

Food Products - 0.2%
1,035	Calavo Growers, Inc.	21,735
1,714	Diamond Foods, Inc.	112,438
9,009	Dole Food Co., Inc.*	124,414
1,689	Farmer Bros Co.	20,319
3,118	Fresh Del Monte Produce, Inc.	84,529
3,558	J & J Snack Foods Corp.	180,818
4,444	Lancaster Colony Corp.	271,573
2,032	Limoneira Co.	44,724
2,851	Sanderson Farms, Inc.	135,708
3,243	Snyders-Lance, Inc.	64,049
4,365	TreeHouse Foods, Inc.*	264,824

		1,325,131

Gas Utilities - 0.2%
2,593	New Jersey Resources Corp.	113,522
10,758	Nicor, Inc.	596,316
1,667	Northwest Natural Gas Co.	77,082
4,500	Piedmont Natural Gas Co., Inc.	142,875
1,873	South Jersey Industries, Inc.	107,604
3,976	WGL Holdings, Inc.	157,131

		1,194,530

Health Care Equipment & Supplies - 0.4%
11,152	Align Technology, Inc.*	269,209
3,240	Analogic Corp.	186,851
2,422	Cantel Medical Corp.	62,802
9,762	Cerus Corp.*	28,896
1,267	Cutera, Inc.*	11,200
2,438	Cynosure, Inc. Class A*	35,912
5,719	Delcath Systems, Inc.*	40,433
6,177	Dexcom, Inc.*	102,847
1,968	Haemonetics Corp.*	138,154
2,011	Kensey Nash Corp.*	49,732
6,410	MAKO Surgical Corp.*	176,083
9,767	Masimo Corp.	339,794
2,139	NxStage Medical, Inc.*	52,705
5,396	OraSure Technologies, Inc.*	47,539
3,073	Orthofix International NV*	104,697
2,744	SonoSite, Inc.*	95,217
4,648	STERIS Corp.	167,514
6,768	Symmetry Medical, Inc.*	67,342
6,695	Syneron Medical Ltd.*	84,022
5,376	Unilife Corp.*	29,944
12,623	Volcano Corp.*	336,529
1,407	Young Innovations, Inc.	43,645
1,678	Zoll Medical Corp.*	95,109

		2,566,176

Health Care Providers & Services - 0.3%
1,496	Accretive Health, Inc.*	42,247
2,804	Air Methods Corp.*	189,607
2,254	America Service Group, Inc.	58,153
6,108	AMN Healthcare Services, Inc.*	52,712
4,884	CardioNet, Inc.*	22,271
2,974	Catalyst Health Solutions, Inc.*	177,131
5,012	Emeritus Corp.*	122,844
5,326	Gentiva Health Services, Inc.*	149,128
3,094	Kindred Healthcare, Inc.*	78,031
2,360	Landauer, Inc.	142,001
3,630	MedCath Corp.*	49,041
1,072	Molina Healthcare, Inc.*	46,096
1,564	MWI Veterinary Supply, Inc.*	130,078
2,251	National Healthcare Corp.	104,582
3,241	Providence Service Corp*	47,772
3,848	Team Health Holdings, Inc.*	76,498
2,542	U.S. Physical Therapy, Inc.	61,898
5,709	Universal American Corp.	131,878
7,976	WellCare Health Plans, Inc.*	349,429

		2,031,397

Health Care Technology - 0.1%
6,232	athenahealth, Inc.*	288,105
1,846	Computer Programs & Systems, Inc.	108,526
8,099	MedAssets, Inc.*	129,746
12,956	Merge Healthcare, Inc.*	63,873
1,479	Quality Systems, Inc.	132,696
860	Transcend Services, Inc.*	20,752

		743,698

Hotels, Restaurants & Leisure - 0.3%
4,816	AFC Enterprises, Inc.*	72,529
1,765	BJ’s Restaurants, Inc.*	82,867
5,928	Bob Evans Farms, Inc.	185,902
10,982	Cheesecake Factory, Inc.*	323,090
1,407	DineEquity, Inc.*	70,308
6,809	Domino’s Pizza, Inc.*	126,443
3,254	Gaylord Entertainment Co.*	116,721
7,514	Jack in the Box, Inc.*	155,164
14,656	Krispy Kreme Doughnuts, Inc.*	82,220
5,239	Papa John’s International, Inc.*	157,484
4,743	Pinnacle Entertainment, Inc.*	65,833
3,030	Red Lion Hotels Corp.*	26,512
8,889	Ruby Tuesday, Inc.*	93,423
13,446	Shuffle Master, Inc.*	146,965
14,839	Sonic Corp.*	166,494
14,406	Texas Roadhouse, Inc.	234,386
4,921	Vail Resorts, Inc.*	241,080

		2,347,421

Household Durables - 0.1%
3,098	American Greetings Corp. Class A	76,211
541	Blyth, Inc.	25,503
822	Cavco Industries, Inc.*	38,206
6,188	Ethan Allen Interiors, Inc.	149,069
5,442	Hovnanian Enterprises, Inc. Class A*	17,469
4,056	Libbey, Inc.*	69,155
8,051	Meritage Homes Corp.*	192,499
3,428	Universal Electronics, Inc.*	94,921

		663,033

The accompanying notes are an integral part of these financial statements.
DIREXION SEMI-ANNUAL REPORT  49

Direxion Daily Small Cap Bull 3X Shares
Schedule of Investments
April 30, 2011 (Unaudited)

Shares		Value

Insurance - 0.3%
7,555	Alterra Capital Holdings Ltd.	$166,059
7,339	American Equity Investment Life Holding Co.	94,379
2,600	American Safety Insurance Holdings Ltd.*	52,936
4,055	Argo Group International Holdings Ltd.	127,368
3,366	FBL Financial Group, Inc. Class A	102,663
9,842	Horace Mann Educators Corp.	175,975
3,061	Infinity Property & Casualty Corp.	180,905
5,654	Platinum Underwriters Holdings Ltd.	213,778
2,012	Primerica, Inc.	46,517
6,117	ProAssurance Corp.*	406,169
3,162	Safety Insurance Group, Inc.	148,045
9,330	Tower Group, Inc.	213,377

		1,928,171

Internet & Catalog Retail - 0.0%†
3,161	Blue Nile, Inc.*	180,177
4,951	Orbitz Worldwide, Inc.*	15,843
3,684	Overstock.com, Inc.*	51,208
5,079	Vitacost.com, Inc.*,**	51

		247,279

Internet Software & Services - 0.3%
1,776	comScore, Inc.*	52,943
7,152	Constant Contact, Inc.*	198,182
10,115	DealerTrack Holdings, Inc.*	227,183
9,941	Digital River, Inc.*	323,480
3,896	GSI Commerce, Inc.*	114,036
11,338	j2 Global Communications, Inc.*	334,017
3,616	LogMeIn, Inc.*	155,741
21,042	Openwave Systems, Inc.*	44,188
5,825	Perficient, Inc.*	72,754
6,083	Rackspace Hosting, Inc.*	280,974
21,003	RealNetworks, Inc.*	77,711

		1,881,209

IT Services - 0.4%
3,778	CACI International, Inc. Class A*	230,874
2,666	Echo Global Logistics, Inc.*	37,084
6,151	Euronet Worldwide, Inc.*	115,331
12,649	Global Cash Access Holdings, Inc.*	41,742
6,414	Hackett Group Inc*	27,837
7,118	Heartland Payment Systems, Inc.	142,075
10,705	Jack Henry & Associates, Inc.	363,649
5,575	ManTech International Corp. Class A*	244,687
6,753	Online Resources Corp.*	25,796
14,370	Sapient Corp.	181,421
8,094	SRA International, Inc. Class A*	250,833
1,302	Tier Technologies, Inc.*	7,278
4,700	Unisys Corp.*	139,496
5,367	VeriFone Systems, Inc.*	294,219
2,925	Virtusa Corp.*	54,581
4,870	Wright Express Corp.*	274,327

		2,431,230

Leisure Equipment & Products - 0.1%
6,938	Brunswick Corp.	162,141
21,068	Eastman Kodak Co.*	58,569
5,252	JAKKS Pacific, Inc.*	110,502
411	Johnson Outdoors, Inc. Class A*	6,819
8,485	Leapfrog Enterprises, Inc.*	36,231
1,951	Polaris Industries, Inc.	205,694
5,620	Smith & Wesson Holding Corp.*	20,288

		600,244

Life Sciences Tools & Services - 0.1%
2,614	Accelrys, Inc.*	19,788
2,222	Albany Molecular Research, Inc.*	10,865
6,658	Bruker Corp.*	131,429
7,364	Cambrex Corp.*	38,735
3,182	Dionex Corp.*	376,590
5,135	Luminex Corp.*	99,568
15,605	Sequenom, Inc.*	110,015

		786,990

Machinery - 0.5%
3,435	3D Systems Corp.*	143,308
6,860	Albany International Corp. Class A	173,627
2,940	Astec Industries, Inc.*	114,013
12,003	Blount International, Inc.*	199,250
3,928	Briggs & Stratton Corp.	92,661
4,503	Chart Industries, Inc.*	218,891
9,498	CLARCOR, Inc.	429,215
6,036	Colfax Corp.*	131,886
4,791	Columbus McKinnon Corp.*	95,820
15,623	Federal Signal Corp.	105,455
2,534	FreightCar America, Inc.	75,969
4,284	Lydall, Inc.*	41,769
1,303	Middleby Corp.*	116,840
2,534	Miller Industries, Inc.	40,088
12,259	Mueller Water Products, Inc. Class A	53,940
797	NACCO Industries, Inc. Class A	83,868
10,699	Nordson Corp.	609,522
690	Omega Flex, Inc.*	9,736
6,746	Robbins & Myers, Inc.	293,249
2,849	TriMas Corp.*	66,125
4,624	Wabash National Corp.*	51,003
835	Xerium Technologies, Inc.*	19,255

		3,165,490

Marine - 0.0%†
15,591	Eagle Bulk Shipping, Inc.*	53,477
9,990	Excel Maritime Carriers Ltd.*	40,060
2,025	Genco Shipping & Trading Ltd.*	16,990
5,551	Ultrapetrol Bahamas Ltd.*	30,253

		140,780

The accompanying notes are an integral part of these financial statements.
50  DIREXION SEMI-ANNUAL REPORT

Direxion Daily Small Cap Bull 3X Shares
Schedule of Investments
April 30, 2011 (Unaudited)

Shares		Value

Media - 0.1%
4,509	AH Belo Corp. Class A*	$37,515
2,689	Ascent Media Corp. Class A*	129,153
1,337	Ballantyne Strong, Inc.*	9,025
7,153	Belo Corp. Class A*	60,443
6,573	Cinemark Holdings, Inc.	133,629
2,795	Crown Media Holdings, Inc. Class A*	6,121
1,477	Entercom Communications Corp. Class A*	15,612
7,905	Journal Communications, Inc. Class A*	43,082
7,209	LIN TV Corp. Class A*	38,568
15,314	Lions Gate Entertainment Corp.*	97,091
6,282	LodgeNet Interactive Corp.*	22,050
2,185	Nexstar Broadcasting Group, Inc. Class A*	18,223
1,181	Rentrak Corp.*	27,092
11,346	Sinclair Broadcast Group, Inc. Class A	130,365
11,219	Warner Music Group Corp.*	83,806

		851,775

Metals & Mining - 0.2%
4,973	Allied Nevada Gold Corp.*	214,138
16,573	Coeur d’Alene Mines Corp.*	525,530
10,628	Globe Specialty Metals, Inc.	239,236
10,877	Horsehead Holding Corp.*	171,530
2,287	Olympic Steel, Inc.	67,169
1,549	Universal Stainless & Alloy Products, Inc.*	56,151

		1,273,754

Multiline Retail - 0.1%
4,265	Dillard’s, Inc. Class A	204,805
7,887	Fred’s, Inc. Class A	110,103
4,351	Retail Ventures, Inc.*	89,326
15,452	Saks, Inc.*	184,806

		589,040

Oil, Gas & Consumable Fuels - 0.5%
1,783	Apco Oil And Gas International, Inc.	161,183
3,255	Approach Resources, Inc.*	95,827
6,577	ATP Oil & Gas Corp.*	116,939
6,252	Berry Petroleum Co. Class A	332,169
4,299	Bill Barrett Corp.*	179,397
9,127	Brigham Exploration Co.*	306,028
3,696	Clean Energy Fuels Corp.*	62,980
12,216	DHT Holdings, Inc.	52,895
5,646	Energy XXI (Bermuda) Ltd.*	204,667
10,940	Gastar Exploration Ltd.*	49,230
12,848	General Maritime Corp.	27,495
7,729	GMX Resources, Inc.*	45,447
4,020	Green Plains Renewable Energy, Inc.*	50,330
4,225	Knightsbridge Tankers Ltd.	94,598
29,930	Kodiak Oil & Gas Corp.*	210,109
8,315	McMoRan Exploration Co.*	152,248
1,695	Miller Energy Resources, Inc.*	9,780
8,830	Nordic American Tanker Shipping Ltd.	202,913
9,314	Patriot Coal Corp.*	234,527
23,052	Rentech, Inc.*	25,588
9,537	Resolute Energy Corp.*	168,710
4,131	Rosetta Resources, Inc.*	189,737
3,504	Ship Finance International Ltd.	70,045
10,012	Stone Energy Corp.*	354,024
6,785	Teekay Tankers Ltd. Class A	63,779
16,680	Warren Resources, Inc.*	75,560
4,653	World Fuel Services Corp.	184,166

		3,720,371

Paper & Forest Products - 0.1%
2,116	Clearwater Paper Corp.*	166,064
2,696	Deltic Timber Corp.	182,789
18,624	Louisiana-Pacific Corp.*	173,203
2,644	Neenah Paper, Inc.	61,685
3,682	Verso Paper Corp.*	17,342
4,615	Wausau Paper Corp.	31,151

		632,234

Personal Products - 0.1%
6,092	Elizabeth Arden, Inc.*	183,126
3,468	Inter Parfums, Inc.	65,996
3,388	Medifast, Inc.*	66,913
7,415	Nu Skin Enterprises, Inc. Class A	237,947
2,085	Nutraceutical International Corp.*	33,068
1,406	Synutra International, Inc.*	14,622
1,519	USANA Health Sciences, Inc.*	56,659

		658,331

Pharmaceuticals - 0.3%
13,853	Akorn, Inc.*	91,707
2,615	Auxilium Pharmaceuticals, Inc.*	63,701
18,096	AVANIR Pharmaceuticals, Inc. Class A*	79,079
3,093	Cumberland Pharmaceuticals, Inc.*	15,589
13,142	DepoMed, Inc.*	116,044
2,492	Hi-Tech Pharmacal Co., Inc.*	68,929
12,282	Impax Laboratories, Inc.*	336,281
13,365	Medicines Co.*	209,830
15,129	Medicis Pharmaceutical Corp. Class A	536,474
3,917	Optimer Pharmaceuticals, Inc.*	49,472
8,911	Pain Therapeutics, Inc.*	84,744
2,770	Sucampo Pharmaceuticals, Inc. Class A*	12,410
6,334	VIVUS, Inc.*	49,279
2,579	XenoPort, Inc.*	21,096

		1,734,635

Professional Services - 0.0%†
1,193	Barrett Business Services, Inc.	19,231
5,522	Huron Consulting Group, Inc.*	159,034

The accompanying notes are an integral part of these financial statements.
DIREXION SEMI-ANNUAL REPORT  51

Direxion Daily Small Cap Bull 3X Shares
Schedule of Investments
April 30, 2011 (Unaudited)

Shares		Value

Professional Services (continued)
4,026	Navigant Consulting, Inc.*	$46,903
4,730	School Specialty, Inc.*	70,051

		295,219

Real Estate Investment Trusts - 0.8%
2,187	Agree Realty Corp.	51,154
263	Alexander’s, Inc.	115,533
4,694	American Campus Communities, Inc.	164,994
2,969	Associated Estates Realty Corp.	49,404
21,366	BioMed Realty Trust, Inc.	423,901
18,896	CBL & Associates Properties, Inc.	350,899
10,788	Cogdell Spencer, Inc.	65,267
3,397	CreXus Investment Corp.	39,609
38,796	DCT Industrial Trust, Inc.	225,405
12,102	DiamondRock Hospitality Co.	145,708
2,479	EastGroup Properties, Inc.	114,183
5,358	Education Realty Trust, Inc.	45,597
4,371	Entertainment Properties Trust	208,103
3,282	Equity Lifestyle Properties, Inc.	196,329
4,581	Equity One, Inc.	90,795
10,943	Extra Space Storage, Inc.	236,916
12,431	FelCor Lodging Trust, Inc.*	79,061
13,821	Hersha Hospitality Trust	82,097
4,496	Highwoods Properties, Inc.	165,902
9,336	Inland Real Estate Corp.	91,213
3,254	Invesco Mortgage Capital	73,996
18,828	Investors Real Estate Trust	177,171
6,820	Kilroy Realty Corp.	286,031
13,614	Kite Realty Group Trust	70,793
24,268	Lexington Realty Trust	242,195
2,990	LTC Properties, Inc.	87,966
3,776	Mid-America Apartment Communities, Inc.	252,426
12,050	MPG Office Trust, Inc.*	40,127
10,450	National Retail Properties, Inc.	275,253
9,738	OMEGA Healthcare Investors, Inc.	223,585
2,507	Potlatch Corp.	96,996
19,967	RAIT Financial Trust	48,719
9,520	Ramco-Gershenson Properties Trust	122,713
9,774	Redwood Trust, Inc.	154,722
2,625	Retail Opportunity Investments Corp.	29,636
1,580	Saul Centers, Inc.	69,188
1,730	Sovran Self Storage, Inc.	74,009
7,725	Sunstone Hotel Investors, Inc.*	80,804
5,082	Tanger Factory Outlet Centers, Inc.	140,416
7,624	Washington Real Estate Investment Trust	247,018
4,495	Winthrop Realty Trust	54,524

		5,790,358

Real Estate Management & Services - 0.0%†
3,791	Forestar Group, Inc.*	74,569
1,227	Tejon Ranch Co.*	43,730

		118,299

Road & Rail - 0.1%
1,798	Dollar Thrifty Automotive Group, Inc.*	123,936
4,774	Genesee & Wyoming, Inc. Class A*	295,892
413	Patriot Transportation Holding, Inc.*	10,412

		430,240

Semiconductors & Semiconductor Equipment - 0.5%
1,276	Alpha & Omega Semiconductor Ltd.*	18,094
7,626	Cavium Networks, Inc.*	360,100
5,911	Cohu, Inc.	85,178
5,540	Diodes, Inc.*	189,579
9,460	Energy Conversion Devices, Inc.*	18,920
3,966	FormFactor, Inc.*	41,127
2,144	Hittite Microwave Corp.*	138,052
7,540	Ikanos Communications, Inc.*	9,500
35,025	Integrated Device Technology, Inc.*	284,928
16,715	Kopin Corp.*	80,399
15,986	Lattice Semiconductor Corp.*	108,545
1,878	MaxLinear, Inc. Class A*	17,634
5,205	Microsemi Corp.*	122,838
11,537	MIPS Technologies, Inc.*	95,988
6,371	Monolithic Power Systems, Inc.*	108,180
6,806	MoSys, Inc.*	42,129
4,910	Netlogic Microsystems, Inc.*	211,768
6,540	OmniVision Technologies, Inc.*	219,744
2,383	Pericom Semiconductor Corp.*	21,661
16,835	RF Micro Devices, Inc.*	112,121
7,832	Rudolph Technologies, Inc.*	88,580
5,907	Semtech Corp.*	165,810
1,018	Spansion, Inc. Class A*	20,055
2,465	Supertex, Inc.*	53,219
17,815	Trident Microsystems, Inc.*	17,993
29,211	TriQuint Semiconductor, Inc.*	402,236
3,518	Ultra Clean Holdings, Inc.*	40,422
2,251	Ultratech, Inc.*	70,479
2,546	Veeco Instruments, Inc.*	130,177

		3,275,456

Software - 0.5%
5,644	Ariba, Inc.*	196,242
4,280	Blackboard, Inc.*	205,911
6,287	Bottomline Technologies, Inc.*	174,653
8,124	CommVault Systems, Inc.*	320,004
3,155	Concur Technologies, Inc.*	182,580
561	Convio, Inc.*	6,867
4,489	Ebix, Inc.*	102,574
962	ePlus, Inc.*	26,599
11,459	Fair Isaac Corp.	342,395
4,684	Fortinet, Inc.*	228,111
5,159	JDA Software Group, Inc.*	169,060
5,671	Kenexa Corp.*	166,841
10,880	Lawson Software, Inc.*	120,441
20,081	Mentor Graphics Corp.*	296,195
7,285	Parametric Technology Corp.*	176,807
3,970	Progress Software Corp.*	117,710

The accompanying notes are an integral part of these financial statements.
52  DIREXION SEMI-ANNUAL REPORT

Direxion Daily Small Cap Bull 3X Shares
Schedule of Investments
April 30, 2011 (Unaudited)

Shares		Value

Software (continued)
5,684	Quest Software, Inc.*	$146,420
1,996	Renaissance Learning, Inc.	23,932
6,800	Smith Micro Software, Inc.*	52,496
8,485	Take-Two Interactive Software, Inc.*	137,287
16,959	THQ, Inc.*	68,514
10,421	TIBCO Software, Inc.*	312,526
5,443	Websense, Inc.*	140,375

		3,714,540

Specialty Retail - 0.4%
7,285	Asbury Automotive Group, Inc.*	126,030
4,652	Ascena Retail Group, Inc.*	145,561
8,208	bebe stores, Inc.	55,158
1,764	Books-A-Million, Inc.	8,150
7,378	Brown Shoe Co., Inc.	93,332
3,151	Cabela’s, Inc.*	80,477
6,985	Cato Corp. Class A	178,187
29,076	Charming Shoppes, Inc.*	131,714
1,741	Children’s Place Retail Stores, Inc.*	92,569
11,377	Collective Brands, Inc.*	238,917
985	Conn’s, Inc.*	6,452
1,603	DSW, Inc. Class A*	76,110
1,250	Express, Inc.*	26,987
7,231	Hibbett Sports, Inc.*	273,187
5,591	Hot Topic, Inc.	37,516
6,805	Jos. A Bank Clothiers, Inc.*	356,718
2,268	Lumber Liquidators Holdings, Inc.*	58,855
13,209	Men’s Wearhouse, Inc.	368,399
3,578	Midas, Inc.*	26,012
6,306	New York & Co., Inc.*	38,719
6,247	Pacific Sunwear of California, Inc.*	19,928
4,126	Rent-A-Center, Inc.	125,637
7,396	Sally Beauty Holdings, Inc.*	109,387
5,081	Stein Mart, Inc.*	55,281
2,701	Systemax, Inc.*	34,978
4,002	Vitamin Shoppe, Inc.*	156,158
599	Winmark Corp.	24,984
4,098	Zumiez, Inc.*	115,195

		3,060,598

Textiles, Apparel & Luxury Goods - 0.2%
8,282	American Apparel, Inc.*	12,009
3,728	Carter’s, Inc.*	115,270
2,861	Columbia Sportswear Co.	194,519
9,170	Crocs, Inc.*	184,409
2,432	Deckers Outdoor Corp.*	206,379
4,529	Iconix Brand Group, Inc.*	110,915
9,670	Joe’s Jeans, Inc.*	9,467
1,176	LaCrosse Footwear, Inc.	19,545
2,925	Movado Group, Inc.	48,818
6,035	True Religion Apparel, Inc.*	182,378
2,208	Under Armour, Inc. Class A*	151,160

		1,234,869

Thrifts & Mortgage Finance - 0.1%
5,232	Abington Bancorp, Inc.	63,412
10,837	Astoria Financial Corp.	156,811
2,502	Clifton Savings Bancorp, Inc.	28,673
1,955	Flushing Financial Corp.	28,778
12,579	MGIC Investment Corp.*	108,934
14,887	Northwest Bancshares, Inc.	187,427
1,655	OceanFirst Financial Corp.	23,997
10,427	Radian Group, Inc.	61,832
2,035	Roma Financial Corp.	21,490
2,784	Westfield Financial, Inc.	25,279

		706,633

Trading Companies & Distributors - 0.1%
6,371	Aceto Corp.	51,032
3,982	Aircastle Ltd.	49,616
7,974	Applied Industrial Technologies, Inc.	281,163
6,946	H&E Equipment Services, Inc.*	138,225
1,675	Houston Wire & Cable Co.	28,123
6,505	Kaman Corp.	241,986
2,181	Watsco, Inc.	154,611

		944,756

Water Utilities - 0.0%†
3,650	California Water Service Group	137,678
3,171	York Water Co.	55,366

		193,044

Wireless Telecommunication Services - 0.0%†
4,470	Shenandoah Telecommunications Co.	84,125

	TOTAL COMMON STOCKS
	(Cost $79,030,145) (a)	$79,953,049

INVESTMENT COMPANIES - 0.0%†
Investment Companies - 0.0%†
1,127	THL Credit, Inc.	16,139

	TOTAL INVESTMENT COMPANIES (Cost $15,135) (a)	$16,139

SHORT TERM INVESTMENTS - 93.9%
Money Market Funds - 93.9%
309,965,040	Dreyfus Institutional Cash Advantage Fund, 0.13% (b)	309,965,040
336,409,941	Goldman Sachs Financial Square Government Fund, 0.00% ††(a)(b)	336,409,941

	TOTAL SHORT TERM INVESTMENTS (Cost $646,374,981)	$646,374,981

	TOTAL INVESTMENTS (Cost $725,420,261) - 105.5%	$726,344,169
	Liabilities in Excess of Other Assets - (5.5%)	(37,645,451)

	TOTAL NET ASSETS - 100.0%	$688,698,718

The accompanying notes are an integral part of these financial statements.
DIREXION SEMI-ANNUAL REPORT  53

Direxion Daily Small Cap Bull 3X Shares
Schedule of Investments
April 30, 2011 (Unaudited)

Percentages are stated as a percent of net assets.
ADR — American Depositary Receipts.
ADS — American Depositary Shares.

(*)	Non-Income producing security.

(**)	Fair valued security.

(†)	Less than 0.05%.

(††)	Less than 0.005%.

(a)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $435,002,056.
(b)	Represents annualized seven-day yield at April 30, 2011.
Direxion Daily Small Cap Bull 3X Shares
Swap Equity Contracts
April 30, 2011 (Unaudited)

				Interest
				Rate
		Number of	Notional	(Paid)	Termination	Unrealized
Counterparty	Reference Entity	Contracts	Amount	Received	Date	Appreciation

Credit Suisse Capital, LLC	Russell 2000® Index	476,000	$304,721,402	(0.237%)	8/25/2011	$110,417,050
Citibank N.A.	Russell 2000® Index	164,500	122,048,205	0.063%	2/9/2012	20,863,681
Morgan Stanley Capital Services	Russell 2000® Index	450,200	365,936,449	(0.237%)	2/22/2012	24,739,235
BNP Paribas	Russell 2000® Index	171,500	133,486,335	0.463%	3/22/2012	15,160,620
Merrill Lynch International	Russell 2000® Index	277,200	226,990,091	0.113%	3/23/2012	13,266,715
BNP Paribas	Russell 2000® Index	116,000	94,745,497	0.463%	4/19/2012	5,737,576
BNP Paribas	Russell 2000® Index	132,000	106,624,960	0.463%	5/17/2012	7,661,852
Deutsche Bank AG London	Russell 2000® Index	507,500	415,016,281	(0.037%)	8/22/2014	24,576,545

			$1,769,569,220			$222,423,274

The accompanying notes are an integral part of these financial statements.
54  DIREXION SEMI-ANNUAL REPORT

Direxion Daily Small Cap Bear 3X Shares
Schedule of Investments
April 30, 2011 (Unaudited)

Shares		Value

SHORT TERM INVESTMENTS - 114.6%
Money Market Funds - 114.6%
227,569,640	Dreyfus Institutional Cash Advantage Fund, 0.13%(a)	$227,569,640
432,688,376	Goldman Sachs Financial Square Government Fund, 0.00% ††(a)(b)	432,688,376

	TOTAL SHORT TERM INVESTMENTS (Cost $660,258,016)	$660,258,016

	TOTAL INVESTMENTS (Cost $660,258,016) - 114.6%	$660,258,016
	Liabilities in Excess of Other Assets - (14.6%)	(83,990,091)

	TOTAL NET ASSETS - 100.0%	$576,267,925

Percentages are stated as a percent of net assets.

(††)	Less than 0.005%.

(a)	Represents annualized seven-day yield at April 30, 2011.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $432,688,376.
Direxion Daily Small Cap Bear 3X Shares
Short Equity Swap Contracts
April 30, 2011 (Unaudited)

				Interest
		Number of	Notional	Rate	Termination	Unrealized
Counterparty	Reference Entity	Contracts	Amount	Paid	Date	Depreciation

Citibank N.A.	Russell 2000® Index	135,500	$99,438,173	(1.087%)	2/10/2012	$(18,726,375)
Morgan Stanley Capital Services	Russell 2000® Index	109,000	87,653,283	(0.937%)	2/22/2012	(7,489,195)
BNP Paribas	Russell 2000® Index	91,600	73,222,716	(1.037%)	4/19/2012	(6,203,512)
BNP Paribas	Russell 2000® Index	53,400	45,371,918	(1.037%)	5/17/2012	(881,185)
Credit Suisse Capital, LLC	Russell 2000® Index	976,100	767,597,832	(0.937%)	7/11/2012	(81,650,017)
Merrill Lynch International	Russell 2000® Index	371,500	318,450,209	(1.037%)	4/29/2013	(3,065,146)
Deutsche Bank AG London	Russell 2000® Index	260,700	214,412,252	(1.287%)	6/30/2014	(11,476,048)

			$1,606,146,383			$(129,491,478)

The accompanying notes are an integral part of these financial statements.
DIREXION SEMI-ANNUAL REPORT  55

Direxion Daily China Bull 3X Shares
Schedule of Investments
April 30, 2011 (Unaudited)

Shares		Value

COMMON STOCKS - 38.8%
Airlines - 0.7%
10,410	China Eastern Airlines Corp. Ltd. ADS*	$229,541
9,149	China Southern Airlines Co. Ltd. ADR*	240,527

		470,068

Computers & Peripherals - 0.2%
17,873	China Digital TV Holding Co. Ltd. ADR	121,179

Diversified Consumer Services - 1.0%
4,985	New Oriental Education & Technology Group, Inc. ADR*	621,330

Diversified Telecommunication Services - 3.2%
14,891	China Telecom Corp. Ltd ADR	868,890
50,848	China Unicom Hong Kong Ltd. ADR	1,040,350
6,976	City Telecom Hong Kong Ltd. ADR	104,849

		2,014,089

Health Care Equipment & Supplies - 0.8%
9,074	China Medical Technologies, Inc. ADR*	107,164
15,035	Mindray Medical International Ltd. ADR	401,886

		509,050

Hotels, Restaurants & Leisure - 2.7%
6,546	7 Days Group Holdings Ltd. ADR*	150,427
18,159	Ctrip.com International Ltd. ADR*	884,707
5,772	Home Inns & Hotels Management, Inc. ADR	249,524
38,829	Melco Crown Entertainment Ltd. ADR*	417,023

		1,701,681

Independent Power Producers & Energy Traders - 0.5%
15,046	Huaneng Power International, Inc. ADR	333,871

Insurance - 2.9%
30,758	China Life Insurance Co. Ltd. ADR	1,651,397
10,283	CNinsure, Inc. ADR	150,954

		1,802,351

Internet & Catalog Retail - 0.2%
5,876	E-Commerce China Dangdang, Inc. ADR*	135,207

Internet Software & Services - 3.7%
10,516	Baidu, Inc. ADR*	1,561,836
10,988	NetEase.com, Inc. ADR*	541,489
4,324	Youku.com, Inc. ADR*	255,635

		2,358,960

IT Services - 0.3%
5,799	Camelot Information Systems, Inc. ADR*	111,920
4,936	hiSoft Technology International Ltd. ADR*	92,106

		204,026

Life Sciences Tools & Services - 0.4%
14,147	WuXi PharmaTech Cayman, Inc. ADR*	248,987

Media - 0.9%
15,636	Focus Media Holding Ltd. ADR*	549,605

Metals & Mining - 0.9%
23,169	Aluminum Corp. of China Ltd. ADR	545,630

Oil, Gas & Consumable Fuels - 10.0%
13,016	China Petroleum & Chemical Corp. ADR	1,311,622
8,714	CNOOC Ltd. ADR	2,173,707
12,999	PetroChina Co. Ltd. ADR	1,892,395
23,863	Yanzhou Coal Mining Co. Ltd. ADR	931,612

		6,309,336

Professional Services - 0.3%
2,907	51job, Inc. ADR*	162,763

Real Estate Management & Development - 0.3%
15,244	E-House China Holdings Ltd. ADS	182,166

Semiconductors & Semiconductor Equipment - 3.4%
13,161	Hanwha SolarOne Co. Ltd. ADR*	89,890
32,516	JA Solar Holdings Co. Ltd. ADR*	223,385
4,838	JinkoSolar Holding Co. Ltd. ADR*	131,352
19,147	LDK Solar Co. Ltd. ADR*	221,148
14,078	O2Micro International Ltd. ADR*	102,910
18,903	Renesola Ltd. ADR*	173,529
10,068	Spreadtrum Communications, Inc. ADR*	215,455
29,561	Suntech Power Holdings Co. Ltd. ADR*	265,162
13,909	Trina Solar Ltd. ADR*	396,267
24,605	Yingli Green Energy Holding Co. Ltd. ADR*	308,301

		2,127,399

Software - 2.6%
3,309	Changyou.com Ltd. ADR*	149,964
27,612	Giant Interactive Group, Inc. ADR	244,366
8,371	Longtop Financial Technologies Ltd. ADR*	188,850
9,700	Perfect World Co. Ltd. ADR*	263,937
23,701	Shanda Games Ltd. ADR*	177,758

The accompanying notes are an integral part of these financial statements.
56  DIREXION SEMI-ANNUAL REPORT

Direxion Daily China Bull 3X Shares
Schedule of Investments
April 30, 2011 (Unaudited)

Shares		Value

Software (continued)
6,217	Shanda Interactive Entertainment Ltd. ADR*	$300,778
9,256	VanceInfo Technologies, Inc. ADR*	297,673

		1,623,326

Wireless Telecommunication Services - 3.8%
52,059	China Mobile Ltd. ADR	2,399,399

	TOTAL COMMON STOCKS (Cost $19,213,813) (a)	$24,420,423

SHORT TERM INVESTMENTS - 58.6%
Money Market Funds - 58.6%
14,962,766	Dreyfus Institutional Cash Advantage Fund, 0.13% (b)	14,962,766
21,919,764	Goldman Sachs Financial Square Government Fund, 0.00% ††(a)(b)	21,919,764

	TOTAL SHORT TERM INVESTMENTS (Cost $36,882,530)	$36,882,530

	TOTAL INVESTMENTS (Cost $56,096,343) - 97.4%	$61,302,953

	Other Assets in Excess of Liabilities - 2.6%	1,621,605

	TOTAL NET ASSETS - 100.0%	$62,924,558

Percentages are stated as a percent of net assets.
ADR – American Depositary Receipts.
ADS – American Depositary Shares.

(*)	Non-Income producing security.

(††)	Less than 0.005%.

(a)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $46,343,344.
(b)	Represents annualized seven-day yield at April 30, 2011.
Direxion Daily China Bull 3X Shares
Swap Equity Contracts
April 30, 2011 (Unaudited)

				Interest
		Number of	Notional	Rate	Termination	Unrealized
Counterparty	Reference Entity	Contracts	Amount	Received	Date	Appreciation

Credit Suisse Capital, LLC	The Bank of New York Mellon China Select ADR® Index	11,830	$46,163,250	0.413%	6/6/2011	$7,845,316
Morgan Stanley Capital Services	The Bank of New York Mellon China Select ADR® Index	8,751	37,638,941	0.413%	9/29/2011	2,338,394
BNP Paribas	The Bank of New York Mellon China Select ADR® Index	2,652	11,503,447	0.463%	5/17/2012	596,977
BNP Paribas	The Bank of New York Mellon China Select ADR® Index	4,380	19,946,420	0.463%	6/21/2012	28,725
Deutsche Bank AG London	The Bank of New York Mellon China Select ADR® Index	8,510	31,463,042	0.413%	12/18/2014	7,725,118

			$146,715,100			$18,534,530

The accompanying notes are an integral part of these financial statements.
DIREXION SEMI-ANNUAL REPORT  57

Direxion Daily China Bear 3X Shares
Schedule of Investments
April 30, 2011 (Unaudited)

Shares		Value

SHORT TERM INVESTMENTS - 140.2%
Money Market Funds - 140.2%
3,754,163	Dreyfus Institutional Cash Advantage Fund, 0.13% (a)	$3,754,163
8,456,776	Goldman Sachs Financial Square Government Fund, 0.00% ††(a)(b)	8,456,776

	TOTAL SHORT TERM INVESTMENTS (Cost $12,210,939)	$12,210,939

	TOTAL INVESTMENTS (Cost $12,210,939) - 140.2%	$12,210,939
	Liabilities in Excess of Other Assets - (40.2%)	(3,498,853)

	TOTAL NET ASSETS - 100.0%	$8,712,086

Percentages are stated as a percent of net assets.

(††)	Less than 0.005%.
(a)	Represents annualized seven-day yield at April 30, 2011.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $8,456,776.
Direxion Daily China Bear 3X Shares
Short Equity Swap Contracts
April 30, 2011 (Unaudited)

				Interest
		Number of	Notional	Rate	Termination	Unrealized
Counterparty	Reference Entity	Contracts	Amount	Paid	Date	Depreciation

Credit Suisse Capital, LLC	The Bank of New York Mellon China Select ADR® Index	3,260	$13,102,931	(1.787%)	6/6/2011	$(1,929,671)
Morgan Stanley Capital Services	The Bank of New York Mellon China Select ADR® Index	395	1,717,070	(1.787%)	6/21/2011	(150,791)
BNP Paribas	The Bank of New York Mellon China Select ADR® Index	186	847,671	(1.437%)	2/13/2012	(1,416)
Deutsche Bank AG London	The Bank of New York Mellon China Select ADR® Index	1,904	7,614,616	(1.587%)	12/18/2014	(1,242,466)

			$23,282,288			$(3,324,344)

The accompanying notes are an integral part of these financial statements.
58  DIREXION SEMI-ANNUAL REPORT

Direxion Daily Developed Markets Bull 3X Shares
Schedule of Investments
April 30, 2011 (Unaudited)

Shares		Value

COMMON STOCKS - 38.5%
Australia - 2.8%
11,241	BHP Billiton Ltd. ADR	$1,138,039
1,738	Sims Metal Management Ltd. ADR	33,178

		1,171,217

Belgium - 0.5%
2,596	Delhaize Group SA ADR	222,893

Denmark - 2.4%
7,827	Novo Nordisk A/S ADR	997,082

Finland - 0.1%
3,636	Nokia OYJ ADR	33,560

France - 2.4%
49,584	Alcatel-Lucent ADR*	324,279
8,935	Cie Generale de Geophysique-Veritas ADR*	316,210
5,017	France Telecom SA ADR	117,599
2,102	Sanofi-Aventis SA ADR	83,071
2,002	Total SA ADR	128,588
359	Veolia Environnement ADR	12,037

		981,784

Germany - 2.1%
441	Deutsche Bank AG	28,806
5,437	Fresenius Medical Care AG & Co. KGaA ADR	427,185
2,249	SAP AG ADR	145,128
1,756	Siemens AG ADR	256,271

		857,390

Greece - 0.3%
3,911	Coca-Cola Hellenic Bottling Co. SA ADR	109,156
4,035	National Bank of Greece SA ADR*	6,416

		115,572

Ireland - 1.4%
15,937	CRH PLC ADR	397,628
20,719	Elan Corp. PLC ADR*	167,824

		565,452

Italy - 0.6%
2,906	ENI SpA ADR	156,168
1,808	Luxottica Group SpA ADR	60,008
2,411	Telecom Italia SpA ADR	34,155

		250,331

Japan - 5.4%
2,361	Canon, Inc. ADR	111,368
9,423	Hitachi Ltd. ADR	513,176
3,856	Honda Motor Co. Ltd. ADR	147,878
1,966	Kubota Corp. ADR	93,483
625	Kyocera Corp. ADR	68,694
6,965	Mitsubishi UFJ Financial Group, Inc. ADR	33,223
94,899	Mizuho Financial Group, Inc. ADR	302,728
775	Nippon Telegraph & Telephone Corp. ADR	17,941
42,990	Nomura Holdings, Inc. ADR	219,249
7,149	NTT DoCoMo, Inc. ADR	132,328
3,323	ORIX Corp. ADR	163,392
11,432	Panasonic Corp. ADR	140,499
9,993	Sony Corp. ADR	282,902
129	Toyota Motor Corp. ADR	10,279

		2,237,140

Luxembourg - 0.4%
669	Millicom International Cellular SA	72,479
1,644	Tenaris SA ADR	83,499

		155,978

Netherlands - 3.7%
15,470	Aegon NV*	123,141
23,709	ASML Holding NV	990,088
420	ING Groep NV ADR*	5,540
1,011	Koninklijke Philips Electronics NV	29,814
6,935	Reed Elsevier NV ADR	182,391
1,555	Royal Dutch Shell PLC ADR Class A	120,481
682	Royal Dutch Shell PLC ADR Class B	53,442
739	Unilever NV	24,387

		1,529,284

New Zealand - 0.9%
43,221	Telecom Corp. of New Zealand Ltd. ADR	377,319

Norway - 0.1%
929	Statoil ASA ADR	27,229

Portugal - 0.1%
3,850	Portugal Telecom SGPS SA ADR	47,317

Spain - 1.4%
2,326	Banco Bilbao Vizcaya Argentaria SA ADR	29,796
14,362	Banco Santander SA ADR	178,089
14,628	Telefonica SA ADR	394,371

		602,256

Sweden - 0.5%
14,202	Telefonaktiebolaget LM Ericsson ADR	215,870

Switzerland - 3.7%
37,986	ABB Ltd. ADR	1,044,235
3,684	Credit Suisse Group AG ADR	167,585
909	Novartis AG ADR	53,786
10,060	STMicroelectronics NV	119,513
1,710	Syngenta AG ADR	120,965
622	UBS AG*	12,440

		1,518,524

United Kingdom - 8.3%
1,554	ArcelorMittal	57,607
7,668	AstraZeneca PLC ADR	382,096
2,882	Barclays PLC ADR	54,902
6,213	BHP Billiton PLC ADR	523,010
185	BP PLC ADR	8,536
1,683	British American Tobacco PLC ADR	148,441
11,376	BT Group PLC ADR	376,091
3,564	Carnival PLC ADR	142,524

The accompanying notes are an integral part of these financial statements.
DIREXION SEMI-ANNUAL REPORT  59

Direxion Daily Developed Markets Bull 3X Shares
Schedule of Investments
April 30, 2011 (Unaudited)

Shares		Value

United Kingdom (continued)
451	Diageo PLC ADR	$36,698
1,675	GlaxoSmithKline PLC ADR	73,130
6,654	HSBC Holdings PLC ADR	362,443
7,534	Intercontinental Hotels Group PLC ADR	166,125
4,425	Lloyds Banking Group PLC ADR*	17,479
1,294	National Grid PLC ADR	66,421
14,639	Pearson PLC ADR	278,873
1,543	Prudential PLC ADR	39,871
6,051	Reed Elsevier PLC ADR	215,174
3,859	Rio Tinto PLC ADR	282,517
477	Royal Bank of Scotland Group PLC ADR*	6,654
1,790	Smith & Nephew PLC ADR	99,202
1,976	Unilever PLC ADR	64,358
1,074	Vodafone Group PLC ADR	31,275

		3,433,427

United States - 1.4%
15,593	Carnival Corp.	593,626

	TOTAL COMMON STOCKS (Cost $10,389,254) (a)	$15,933,251

SHORT TERM INVESTMENTS - 62.1%
Money Market Funds - 62.1%
10,957,724	Dreyfus Institutional Cash Advantage Fund, 0.13%(b)	10,957,724
14,745,491	Goldman Sachs Financial Square Government Fund, 0.00% ††(a)(b)	14,745,491

	TOTAL SHORT TERM INVESTMENTS (Cost $25,703,215)	$25,703,215

	TOTAL INVESTMENTS (Cost $36,092,469) - 100.6%	$41,636,466
	Liabilities in Excess of Other Assets - (0.6%)	(241,079)

	TOTAL NET ASSETS - 100.0%	$41,395,387

Summary by Industry	Value	% of Net Assets

Automobiles	$158,156	0.4%
Beverages	145,854	0.4
Capital Markets	428,080	1.0
Chemicals	120,965	0.3
Commercial Banks	991,730	2.4
Communications Equipment	573,710	1.4
Construction Materials	397,628	1.0
Diversified Financial Services	168,932	0.4
Diversified Telecommunication Services	1,364,792	3.3
Electrical Equipment	1,044,235	2.5
Electronic Equipment, Instruments & Components	581,870	1.4
Energy Equipment & Services	399,708	1.0
Food & Staples Retailing	222,893	0.5
Food Products	88,745	0.2
Health Care Equipment & Supplies	99,202	0.2
Health Care Providers & Services	427,185	1.0
Hotels, Restaurants & Leisure	902,275	2.2
Household Durables	423,401	1.0
Industrial Conglomerates	286,085	0.7
Insurance	163,012	0.4
Machinery	93,483	0.2
Media	676,438	1.6
Metals & Mining	2,034,352	4.9
Multi-Utilities	78,458	0.2
Office Electronics	111,368	0.3
Oil, Gas & Consumable Fuels	494,445	1.2
Pharmaceuticals	1,756,989	4.2
Semiconductors & Semiconductor Equipment	1,109,601	2.7
Software	145,128	0.4
Textiles, Apparel & Luxury Goods	60,008	0.1
Tobacco	148,441	0.4
Wireless Telecommunication Services	236,082	0.6
Short Term Investments	25,703,215	62.1

Total Investments	41,636,466	100.6
Liabilities in Excess of Other Assets	(241,079)	(0.6)

Net Assets	$41,395,387	100.0%

The accompanying notes are an integral part of these financial statements.
60  DIREXION SEMI-ANNUAL REPORT

Direxion Daily Developed Markets Bull 3X Shares
Schedule of Investments
April 30, 2011 (Unaudited)

Percentages are stated as a percent of net assets.
ADR – American Depositary Receipts.

(*)	Non-Income producing security.
(††)	Less than 0.005%.
(a)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $30,678,341.
(b)	Represents annualized seven-day yield at April 30, 2011.
Direxion Daily Developed Markets Bull 3X Shares
Swap Equity Contracts
April 30, 2011 (Unaudited)

				Interest
		Number of	Notional	Rate	Termination	Unrealized
Counterparty	Reference Entity	Contracts	Amount	Received	Date	Appreciation

Credit Suisse Capital, LLC	iShares MSCI EAFE® Index Fund	451,130	$26,000,514	0.363%	8/30/2011	$2,689,598
BNP Paribas	iShares MSCI EAFE® Index Fund	72,600	3,710,300	0.463%	9/22/2011	881,988
BNP Paribas	iShares MSCI EAFE® Index Fund	85,000	4,509,077	0.463%	10/20/2011	870,356
BNP Paribas	iShares MSCI EAFE® Index Fund	100,000	5,528,805	0.463%	12/22/2011	800,514
BNP Paribas	iShares MSCI EAFE® Index Fund	67,100	3,756,202	0.463%	2/16/2012	494,100
Morgan Stanley Capital Services	iShares MSCI EAFE® Index Fund	845,700	50,774,539	0.363%	2/22/2012	2,871,491
Deutsch Bank AG London	iShares MSCI EAFE® Index Fund	84,400	5,345,690	0.411%	4/29/2016	10,117

			$99,625,127			$8,618,164

The accompanying notes are an integral part of these financial statements.
DIREXION SEMI-ANNUAL REPORT  61

Direxion Daily Developed Markets Bear 3X Shares
Schedule of Investments
April 30, 2011 (Unaudited)

Shares		Value

SHORT TERM INVESTMENTS - 130.3%
Money Market Funds - 130.3%
5,067,628	Dreyfus Institutional Cash Advantage Fund, 0.13% (a)	$5,067,628
11,892,585	Goldman Sachs Financial Square Government Fund, 0.00% ††(a)(b)	11,892,585

	TOTAL SHORT TERM INVESTMENTS (Cost $16,960,213)	$16,960,213

	TOTAL INVESTMENTS (Cost $16,960,213) - 130.3%	$16,960,213
	Liabilities in Excess of Other Assets - (30.3%)	(3,946,215)

	TOTAL NET ASSETS - 100.0%	$13,013,998

Percentages are stated as a percent of net assets.

(††)	Less than 0.005%.
(a)	Represents annualized seven-day yield at April 30, 2011.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $11,892,585.
Direxion Daily Developed Markets Bear 3X Shares
Short Equity Swap Contracts
April 30, 2011 (Unaudited)

				Interest
				Rate
		Number of	Notional	(Paid)	Termination	Unrealized
Counterparty	Reference Entity	Contracts	Amount	Received	Date	Depreciation

BNP Paribas	iShares MSCI EAFE® Index Fund	10,800	$537,732	(0.587%)	10/20/2011	$(149,609)
BNP Paribas	iShares MSCI EAFE® Index Fund	80,000	4,735,053	(0.587%)	12/22/2011	(354,213)
BNP Paribas	iShares MSCI EAFE® Index Fund	168,100	9,311,921	(0.587%)	2/16/2012	(1,377,629)
Morgan Stanley Capital Services	iShares MSCI EAFE® Index Fund	48,130	2,915,642	0.013%	2/22/2012	(138,648)
Credit Suisse Capital, LLC	iShares MSCI EAFE® Index Fund	308,230	17,657,819	0.013%	7/11/2012	(1,900,251)

			$35,158,167			$(3,920,350)

The accompanying notes are an integral part of these financial statements.
62  DIREXION SEMI-ANNUAL REPORT

Direxion Daily Emerging Markets Bull 3X Shares
Schedule of Investments
April 30, 2011 (Unaudited)

Shares		Value

COMMON STOCKS - 15.1%
Brazil - 1.8%
20,874	Banco Santander Brasil SA ADS	$242,347
2,783	Brasil Telecom SA ADR	29,611
5,288	BRF - Brasil Foods SA ADR	109,515
3,500	Centrais Eletricas Brasileiras SA ADR	51,870
2,595	Cia de Saneamento Basico do Estado de Sao Paulo ADR	151,859
34,776	Cia Siderurgica Nacional SA ADR	553,982
1,315	CPFL Energia SA ADR	116,299
16,261	Embraer SA ADR	528,157
7,668	Gafisa SA ADR	94,776
58,329	Petroleo Brasileiro SA ADR	2,177,422
62,114	Vale SA ADR	2,074,608
3,298	Vivo Participacoes SA ADR	137,889

		6,268,335

Chile - 1.3%
12,448	Banco Santander Chile ADR	1,140,112
167	Empresa Nacional de Electricidad SA ADR	9,415
34,449	Enersis SA ADR	735,831
16,602	Lan Airlines SA ADR	463,860
34,038	Sociedad Quimica y Minera de Chile SA ADR	2,077,339

		4,426,557

China - 0.8%
13,359	China Life Insurance Co. Ltd. ADR	717,245
8,071	China Petroleum & Chemical Corp. ADR	813,314
7,236	PetroChina Co. Ltd. ADR	1,053,417

		2,583,976

Hong Kong - 1.3%
48,010	China Mobile Ltd. ADR	2,212,781
15,308	China Unicom Hong Kong Ltd. ADR	313,201
7,584	CNOOC Ltd. ADR	1,891,829

		4,417,811

India - 2.3%
16,734	HDFC Bank Ltd. ADR	2,879,921
39,145	ICICI Bank Ltd. ADR	1,972,908
31,422	Infosys Technologies Ltd. ADR	2,048,086
66,298	Wipro Ltd. ADR	912,924

		7,813,839

Mexico - 1.0%
31,102	America Movil SAB de CV ADR Series L	1,779,034
35,145	Cemex SAB de CV ADR*	305,059
11,898	Fomento Economico Mexicano SAB de CV ADR	748,384
25,744	Grupo Televisa SA ADR*	610,648

		3,443,125

Peru - 0.4%
19,656	Cia de Minas Buenaventura SA ADR	819,065
10,771	Southern Copper Corp.	403,482

		1,222,547

Russia - 0.2%
13,255	Mechel ADR	378,695
18,752	Mobile TeleSystems ADR	396,605

		775,300

South Africa - 0.4%
26,565	Sasol Ltd. ADR	1,535,988

South Korea - 2.6%
43,682	KB Financial Group, Inc. ADR	2,327,814
88,227	Korea Electric Power Corp. ADR*	1,067,547
50,118	KT Corp. ADR	1,017,395
43,341	LG Display Co. Ltd. ADR	772,337
24,958	POSCO ADR	2,752,867
2,373	Shinhan Financial Group Co. Ltd. ADR	230,229
45,637	SK Telecom Co. Ltd. ADR	866,190

		9,034,379

Taiwan - 3.0%
91,768	AU Optronics Corp. ADR*	743,321
84,877	Chunghwa Telecom Co. Ltd. ADR	2,677,869
169,461	Siliconware Precision Industries Co. ADR	1,148,946
329,209	Taiwan Semiconductor Manufacturing Co. Ltd. ADR	4,444,321
486,918	United Microelectronics Corp. ADR	1,382,847

		10,397,304

Turkey - 0.0%†
4,592	Turkcell Iletisim Hizmet AS ADR	67,962

	TOTAL COMMON STOCKS (Cost $49,613,449) (a)	$51,987,123

PREFERRED STOCKS - 4.6%
Brazil - 4.4%
125,580	Banco Bradesco SA ADR	2,540,483
5,539	Brasil Telecom SA ADR	156,200
835	Centrais Eletricas Brasileiras SA ADR	15,648
14,264	Cia Brasileira de Distribuicao Grupo Pao de Acucar ADR	648,441
56,359	Cia de Bebidas das Americas ADR	1,836,176
13,738	Cia Energetica de Minas Gerais ADR*	286,712
1,976	Cia Paranaense de Energia ADR	54,478
30,260	Gerdau SA ADR	365,541
5,706	Gol Linhas Aereas Inteligentes SA ADR*	81,311

The accompanying notes are an integral part of these financial statements.
DIREXION SEMI-ANNUAL REPORT  63

Direxion Daily Emerging Markets Bull 3X Shares
Schedule of Investments
April 30, 2011 (Unaudited)

Shares		Value

Brazil (continued)
152,776	Itau Unibanco Holding SA ADR	$3,628,430
77,247	Petroleo Brasileiro SA ADR	2,577,732
4,203	Tam SA ADR	87,759
11,745	Tele Norte Leste Participacoes SA ADR	200,252
626	Tim Participacoes SA ADR	29,535
87,072	Vale SA ADR	2,603,453

		15,112,151

Colombia - 0.2%
11,766	Bancolombia SA ADR	779,498

	TOTAL PREFERRED STOCKS (Cost $15,115,813) (a)	$15,891,649

SHORT TERM INVESTMENTS - 77.5%
Money Market Funds - 77.5%
115,530,176	Dreyfus Institutional Cash Advantage Fund, 0.13% (b)	115,530,176
150,703,970	Goldman Sachs Financial Square Government Fund, 0.00% ††(a)(b)	150,703,970

	TOTAL SHORT TERM INVESTMENTS (Cost $266,234,146)	$266,234,146

	TOTAL INVESTMENTS (Cost $330,963,408) - 97.2%	$334,112,918
	Other Assets in Excess of Liabilities - 2.8%	9,463,898

	TOTAL NET ASSETS - 100.0%	$343,576,816

Summary by Industry	Value	% of Net Assets

Aerospace & Defense	$528,157	0.2%
Airlines	632,930	0.2
Beverages	2,584,560	0.7
Chemicals	2,077,339	0.6
Commercial Banks	15,741,742	4.6
Construction Materials	305,059	0.1
Diversified Telecommunication Services	4,394,528	1.3
Electric Utilities	2,328,385	0.7
Electronic Equipment & Instruments	1,515,658	0.4
Food & Staples Retailing	648,441	0.2
Food Products	109,515	0.0	†
Household Durables	94,776	0.0	†
Independent Power Producers & Energy Traders	9,415	0.0	†
Insurance	717,245	0.2
IT Services	2,961,010	0.9
Media	610,648	0.2
Metals & Mining	9,951,693	2.9
Oil, Gas & Consumable Fuels	10,049,702	2.9
Semiconductors & Semiconductor Equipment	6,976,114	2.0
Water Utilities	151,859	0.0	†
Wireless Telecommunication Services	5,489,996	1.6
Short Term Investments	266,234,146	77.5

Total Investments	334,112,918	97.2
Other Assets in Excess of Liabilities	9,463,898	2.8

Net Assets	$343,576,816	100.0%

Percentages are stated as a percent of net assets.

ADR – American Depositary Receipts.
ADS – American Depositary Shares.

(*)	Non-Income producing security.
(†)	Less than 0.05%.
(††)	Less than 0.005%.
(a)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $218,582,742.
(b)	Represents annualized seven-day yield at April 30, 2011.

The accompanying notes are an integral part of these financial statements.
64  DIREXION SEMI-ANNUAL REPORT

Direxion Daily Emerging Markets Bull 3X Shares
Swap Equity Contracts
April 30, 2011 (Unaudited)

				Interest
		Number of	Notional	Rate	Termination	Unrealized
Counterparty	Reference Entity	Contracts	Amount	Received	Date	Appreciation

Credit Suisse Capital, LLC	iShares MSCI Emerging Markets Index Fund	6,277,000	$251,738,411	0.363%	8/10/2011	$64,722,669
Citibank N.A.	iShares MSCI Emerging Markets Index Fund	1,150,000	51,475,793	0.463%	2/3/2012	6,218,681
Morgan Stanley Capital Services	iShares MSCI Emerging Markets Index Fund	5,727,300	266,453,146	0.363%	2/22/2012	19,798,772
Merrill Lynch International	iShares MSCI Emerging Markets Index Fund	1,428,800	67,048,570	0.663%	3/23/2012	4,330,421
BNP Paribas	iShares MSCI Emerging Markets Index Fund	860,000	39,343,438	0.463%	4/19/2012	3,615,669
BNP Paribas	iShares MSCI Emerging Markets Index Fund	140,000	6,474,895	0.463%	5/17/2012	521,647
Deutsche Bank AG London	iShares MSCI Emerging Markets Index Fund	3,674,500	177,343,631	0.413%	6/30/2014	6,332,322

			$859,877,884			$105,540,181

The accompanying notes are an integral part of these financial statements.
DIREXION SEMI-ANNUAL REPORT  65

Direxion Daily Emerging Markets Bear 3X Shares
Schedule of Investments
April 30, 2011 (Unaudited)

Shares		Value

SHORT TERM INVESTMENTS - 124.5%
Money Market Funds - 124.5%
38,913,174	Dreyfus Institutional Cash Advantage Fund, 0.13% (a)	$38,913,174
75,790,992	Goldman Sachs Financial Square Government Fund, 0.00% ††(a)(b)	75,790,992

	TOTAL SHORT TERM INVESTMENTS (Cost $114,704,166)	$114,704,166

	TOTAL INVESTMENTS (Cost $114,704,166) - 124.5%	$114,704,166
	Liabilities in Excess of Other Assets - (24.5%)	(22,563,800)

	TOTAL NET ASSETS - 100.0%	$92,140,366

Percentages are stated as a percent of net assets.

(††)	Less than 0.005%.

(a)	Represents annualized seven-day yield at April 30, 2011.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $75,790,992.
Direxion Daily Emerging Markets Bear 3X Shares
Short Equity Swap Contracts
April 30, 2011 (Unaudited)

				Interest
				Rate
		Number of	Notional	(Paid)	Termination	Unrealized
Counterparty	Reference Entity	Contracts	Amount	Received	Date	Depreciation

Credit Suisse Capital, LLC	iShares MSCI Emerging Markets Index Fund	1,700,000	$77,301,537	0.063%	11/7/2011	$(7,687,780)
Citibank N.A.	iShares MSCI Emerging Markets Index Fund	970,000	43,752,348	(0.737%)	2/10/2012	(5,004,196)
Morgan Stanley Capital Services	iShares MSCI Emerging Markets Index Fund	653,900	31,192,301	0.063%	2/22/2012	(1,512,067)
BNP Paribas	iShares MSCI Emerging Markets Index Fund	269,000	12,555,310	(0.687%)	3/22/2012	(915,605)
Merrill Lynch International	iShares MSCI Emerging Markets Index Fund	709,500	33,362,711	(0.487%)	3/23/2012	(2,138,819)
BNP Paribas	iShares MSCI Emerging Markets Index Fund	196,000	9,053,389	(0.687%)	4/19/2012	(755,472)
BNP Paribas	iShares MSCI Emerging Markets Index Fund	72,000	3,407,798	(0.687%)	5/17/2012	(194,322)
Deutsche Bank AG London	iShares MSCI Emerging Markets Index Fund	958,200	46,722,166	(0.787%)	6/25/2014	(1,200,704)

			$257,347,560			$(19,408,965)

The accompanying notes are an integral part of these financial statements.
66  DIREXION SEMI-ANNUAL REPORT

Direxion Daily Latin America Bull 3X Shares
Schedule of Investments
April 30, 2011 (Unaudited)

Shares		Value

COMMON STOCKS - 23.9%
Brazil - 6.7%
11,741	Centrais Eletricas Brasileiras SA ADR	$174,002
36,125	Cia Siderurgica Nacional SA ADR	575,471
7,754	Embraer SA ADR	251,850
9,823	Fibria Celulose SA ADR	158,641
39,647	Petroleo Brasileiro SA ADR	1,480,023

		2,639,987

Chile - 6.1%
2,843	Banco de Chile ADR	253,414
7,532	Banco Santander Chile ADR	689,856
6,786	Empresa Nacional de Electricidad SA ADR	382,595
13,517	Enersis SA ADR	288,723
13,161	Lan Airlines SA ADR	367,718
6,835	Sociedad Quimica y Minera de Chile SA ADR	417,140

		2,399,446

Mexico - 8.7%
35,530	America Movil SAB de CV ADR Series L	2,032,316
40,786	Cemex SAB de CV ADR*	354,023
8,967	Fomento Economico Mexicano SAB de CV ADR	564,024
14,077	Grupo Televisa SA ADR*	333,906
8,687	Telefonos de Mexico SAB de CV ADR Series L	162,621

		3,446,890

Peru - 2.4%
8,100	Cia de Minas Buenaventura SA ADR	337,527
3,320	Credicorp Ltd.	320,446
7,988	Southern Copper Corp.	299,231

		957,204

	TOTAL COMMON STOCKS (Cost $7,869,077) (a)	$9,443,527

PREFERRED STOCKS - 23.1%
Brazil - 23.1%
45,980	Banco Bradesco SA ADR	930,175
35,885	Cia de Bebidas das Americas ADR	1,169,133
20,641	Cia Energetica de Minas Gerais ADR	430,778
6,318	Cia Paranaense de Energia ADR	174,187
33,477	Gerdau SA ADR	404,402
93,375	Itau Unibanco Holding SA ADR	2,217,656
28,493	Petroleo Brasileiro SA ADR	950,812
13,614	Tele Norte Leste Participacoes SA ADR	232,119
87,114	Vale SA ADR	2,604,709

	TOTAL PREFERRED STOCKS (Cost $7,336,415) (a)	$9,113,971

SHORT TERM INVESTMENTS - 49.2%
Money Market Funds - 49.2%
6,864,672	Dreyfus Institutional Cash Advantage Fund, 0.13% (b)	6,864,672
12,525,854	Goldman Sachs Financial Square Government Fund, 0.00% ††(a)(b)	12,525,854

	TOTAL SHORT TERM INVESTMENTS (Cost $19,390,526)	$19,390,526

	TOTAL INVESTMENTS (Cost $34,596,018) - 96.2%	$37,948,024
	Other Assets in Excess of Liabilities - 3.8%	1,487,076

	TOTAL NET ASSETS - 100.0%	$39,435,100

The accompanying notes are an integral part of these financial statements.
DIREXION SEMI-ANNUAL REPORT  67

Direxion Daily Latin America Bull 3X Shares
Schedule of Investments
April 30, 2011 (Unaudited)

Summary by Industry	Value	% of Net Assets

Aerospace & Defense	$251,850	0.6%
Airlines	367,718	0.9
Beverages	1,733,158	4.4
Chemicals	417,140	1.1
Commercial Banks	4,411,548	11.2
Construction Materials	354,023	0.9
Diversified Telecommunication Services	394,739	1.0
Electric Utilities	1,067,690	2.7
Independent Power Producers & Energy Traders	382,595	1.0
Media	333,906	0.8
Metals & Mining	4,221,340	10.7
Oil, Gas & Consumable Fuels	2,430,834	6.2
Paper & Forest Products	158,641	0.4
Wireless Telecommunication Services	2,032,316	5.1
Short Term Investments	19,390,526	49.2

Total Investments	37,948,024	96.2
Other Assets in Excess of Liabilities	1,487,076	3.8

Net Assets	$39,435,100	100.0%

Percentages are stated as a percent of net assets.
ADR — American Depositary Receipts.

(*)	Non-Income producing security.
(††)	Less than 0.005%.

(a)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $31,083,301.

(b)	Represents annualized seven-day yield at April 30, 2011.
Direxion Daily Latin America Bull 3X Shares
Swap Equity Contracts
April 30, 2011 (Unaudited)

				Interest
		Number of	Notional	Rate	Termination	Unrealized
Counterparty	Reference Entity	Contracts	Amount	Received	Date	Appreciation

Credit Suisse Capital, LLC	iShares S&P Latin America 40 Index Fund	749,940	$34,212,831	0.363%	9/12/2011	$6,642,451
Morgan Stanley Capital Services	iShares S&P Latin America 40 Index Fund	489,600	26,390,423	0.363%	3/5/2012	645,681
Deutsche Bank AG London	iShares S&P Latin America 40 Index Fund	601,900	27,228,524	0.463%	12/18/2014	5,509,905

			$87,831,778			$12,798,037

The accompanying notes are an integral part of these financial statements.
68  DIREXION SEMI-ANNUAL REPORT

Direxion Daily Latin America Bear 3X Shares
Schedule of Investments
April 30, 2011 (Unaudited)

Shares		Value

SHORT TERM INVESTMENTS - 149.5%
Money Market Funds - 149.5%
1,338,182	Dreyfus Institutional Cash Advantage Fund, 0.13% (a)	$1,338,182
3,074,718	Goldman Sachs Financial Square Government Fund, 0.00% ††(a)(b)	3,074,718

	TOTAL SHORT TERM INVESTMENTS (Cost $4,412,900)	$4,412,900

	TOTAL INVESTMENTS (Cost $4,412,900) - 149.5%	$4,412,900
	Liabilities in Excess of Other Assets - (49.5%)	(1,461,501)

	TOTAL NET ASSETS - 100.0%	$2,951,399

Percentages are stated as a percent of net assets.

(††)	Less than 0.005%.

(a)	Represents annualized seven-day yield at April 30, 2011.

(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $3,074,718.
Direxion Daily Latin America Bear 3X Shares
Short Equity Swap Contracts
April 30, 2011 (Unaudited)

				Interest
		Number of	Notional	Rate	Termination	Unrealized
Counterparty	Reference Entity	Contracts	Amount	Paid	Date	Depreciation

Credit Suisse Capital, LLC	iShares S&P Latin America 40 Index Fund	102,215	$4,696,505	(0.087%)	9/12/2011	$(882,150)
Morgan Stanley Capital Services	iShares S&P Latin America 40 Index Fund	10,975	587,859	(0.087%)	3/5/2012	(36,970)
Deutsche Bank AG London	iShares S&P Latin America 40 Index Fund	50,300	2,243,850	(0.537%)	12/18/2014	(514,294)

			$7,528,214			$(1,433,414)

The accompanying notes are an integral part of these financial statements.
DIREXION SEMI-ANNUAL REPORT  69

Direxion Daily Semiconductor Bull 3X Shares
Schedule of Investments
April 30, 2011 (Unaudited)

Shares		Value

COMMON STOCKS - 32.7%
Computers & Peripherals - 1.3%
34,642	SanDisk Corp.*	$1,702,308

Semiconductors & Semiconductor Equipment - 31.4%
146,382	Advanced Micro Devices, Inc.*	1,332,076
41,045	Altera Corp.	1,998,892
209,151	Applied Materials, Inc.	3,281,579
50,550	Avago Technologies Ltd.	1,691,403
83,365	Broadcom Corp. Class A	2,932,781
14,458	Cirrus Logic, Inc.*	239,424
23,364	Cree, Inc.*	951,849
6,676	Hittite Microwave Corp.*	429,868
160,053	Intel Corp.	3,711,629
35,194	KLA-Tencor Corp.	1,545,017
26,394	Lam Research Corp.*	1,275,094
48,463	Linear Technology Corp.	1,686,512
93,992	Marvell Technology Group Ltd.*	1,450,297
49,202	MEMC Electronic Materials, Inc.*	582,060
154,372	Micron Technology, Inc.*	1,742,860
11,052	MKS Instruments, Inc.	313,656
51,514	National Semiconductor Corp.	1,242,518
14,456	Netlogic Microsystems, Inc.*	623,487
19,265	Novellus Systems, Inc.*	618,406
75,824	NVIDIA Corp.*	1,516,480
53,247	NXP Semiconductor NV*	1,778,450
6,138	Power Integrations, Inc.	247,607
4,900	Rubicon Technology, Inc.*	139,699
16,222	STMicroelectronics NV	192,717
199,079	Taiwan Semiconductor Manufacturing Co. Ltd. ADR*	2,687,567
38,753	Teradyne, Inc.*	623,923
96,499	Texas Instruments, Inc.	3,428,609
8,677	Veeco Instruments, Inc.*	443,655
51,675	Xilinx, Inc.	1,801,390

		40,509,505

	TOTAL COMMON STOCKS (Cost $41,746,710) (a)	$42,211,813

SHORT TERM INVESTMENTS - 66.3%
Money Market Funds - 66.3%
30,755,097	Dreyfus Institutional Cash Advantage Fund, 0.13% (b)	30,755,097
54,739,921	Goldman Sachs Financial Square Government Fund, 0.00% ††(a)(b)	54,739,921

	TOTAL SHORT TERM INVESTMENTS (Cost $85,495,018)	$85,495,018

	TOTAL INVESTMENTS (Cost $127,241,728) - 99.0%	$127,706,831
	Other Assets in Excess of Liabilities - 1.0%	1,344,108

	TOTAL NET ASSETS - 100.0%	$129,050,939

Percentages are stated as a percent of net assets.
ADR — American Depositary Receipts.

(*)	Non-Income producing security.
(††) Less than 0.005%.

(a)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $99,997,422.

(b)	Represents annualized seven-day yield at April 30, 2011.
Direxion Daily Semiconductor Bull 3X Shares
Swap Equity Contracts
April 30, 2011 (Unaudited)

				Interest
		Number of	Notional	Rate	Termination	Unrealized
Counterparty	Reference Entity	Contracts	Amount	Received	Date	Appreciation

Credit Suisse Capital, LLC	PHLX Semiconductor Sector Index	174,760	$60,406,596	0.163%	9/12/2011	$18,572,881
Merrill Lynch International	PHLX Semiconductor Sector Index	355,600	159,108,725	0.763%	9/28/2011	719,520
BNP Paribas	PHLX Semiconductor Sector Index	74,990	32,042,058	0.463%	5/17/2012	1,663,022
BNP Paribas	PHLX Semiconductor Sector Index	17,845	7,655,130	0.463%	6/21/2012	368,431
Deutsche Bank AG London	PHLX Semiconductor Sector Index	144,120	49,936,486	0.213%	3/11/2015	15,181,539

			$309,148,995			$36,505,393

The accompanying notes are an integral part of these financial statements.
70  DIREXION SEMI-ANNUAL REPORT

Direxion Daily Semiconductor Bear 3X Shares
Schedule of Investments
April 30, 2011 (Unaudited)

Shares		Value

SHORT TERM INVESTMENTS - 130.9%
MONEY MARKET FUNDS - 130.9%
9,155,502	Dreyfus Institutional Cash Advantage Fund, 0.13% (a)	$9,155,502
18,136,240	Goldman Sachs Financial Square Government Fund, 0.00% ††(a)(b)	18,136,240

	TOTAL SHORT TERM INVESTMENTS (Cost $27,291,742)	$27,291,742

	TOTAL INVESTMENTS (Cost $27,291,742) - 130.9%	$27,291,742
	Liabilities in Excess of Other Assets - (30.9%)	(6,445,073)

	TOTAL NET ASSETS - 100.0%	$20,846,669

Percentages are stated as a percent of net assets.
(††) Less than 0.005%.

(a)	Represents annualized seven-day yield at April 30, 2011.

(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $18,136,240.

Direxion Daily Semiconductor Bear 3X Shares
Short Equity Swap Contracts
April 30, 2011 (Unaudited)

				Interest
		Number of	Notional	Rate	Termination	Unrealized
Counterparty	Reference Entity	Contracts	Amount	Paid	Date	Depreciation

Credit Suisse Capital, LLC	PHLX Semiconductor Sector Index	42,640	$14,996,578	(0.137%)	9/12/2011	$(4,288,829)
Merrill Lynch International	PHLX Semiconductor Sector Index	50,490	22,038,511	(0.337%)	9/28/2011	(671,606)
BNP Paribas	PHLX Semiconductor Sector Index	33,690	14,245,934	(0.537%)	5/17/2012	(911,819)
BNP Paribas	PHLX Semiconductor Sector Index	12,295	5,205,153	(0.537%)	6/21/2012	(324,750)

			$56,486,176			$(6,197,004)

The accompanying notes are an integral part of these financial statements.
DIREXION SEMI-ANNUAL REPORT  71

Direxion Daily Energy Bull 3X Shares
Schedule of Investments
April 30, 2011 (Unaudited)

Shares		Value

COMMON STOCKS - 13.1%
Energy Equipment & Services - 2.5%
1,449	Atwood Oceanics, Inc.*	$65,104
11,049	Baker Hughes, Inc.	855,303
6,293	Cameron International Corp.*	331,767
1,154	Core Laboratories NV	110,761
1,778	Diamond Offshore Drilling, Inc.	134,897
2,134	Dresser-Rand Group, Inc.*	112,120
1,633	Exterran Holdings, Inc.*	35,452
6,262	FMC Technologies, Inc.*	291,058
23,411	Halliburton Co.	1,181,787
2,430	Helmerich & Payne, Inc.	161,206
7,353	Nabors Industries Ltd.*	225,296
10,797	National Oilwell Varco, Inc.	828,022
1,421	Oceaneering International, Inc.*	124,224
1,288	Oil States International, Inc.*	106,917
3,964	Patterson-UTI Energy, Inc.	123,320
4,528	Pride International, Inc.*	198,824
3,251	Rowan Cos, Inc.*	135,567
35,193	Schlumberger Ltd.	3,158,572
547	SEACOR Holdings, Inc.	54,060
2,019	Superior Energy Services, Inc.*	77,570
1,041	Unit Corp.*	65,604
19,076	Weatherford International Ltd.*	411,660

		8,789,091

Metals & Mining - 0.1%
1,625	Walter Energy, Inc.	224,607

Oil, Gas & Consumable Fuels - 10.4%
3,116	Alpha Natural Resources, Inc.*	181,258
12,750	Anadarko Petroleum Corp.	1,006,485
9,835	Apache Corp.	1,311,694
4,189	Arch Coal, Inc.	143,683
2,676	Cabot Oil & Gas Corp.	150,605
16,770	Chesapeake Energy Corp.	564,646
51,760	Chevron Corp.	5,664,614
2,161	Cimarex Energy Co.	238,985
2,224	Cobalt International Energy, Inc.*	31,136
1,212	Comstock Resources, Inc.*	38,857
2,648	Concho Resources, Inc.*	282,939
38,356	ConocoPhillips	3,027,439
5,816	CONSOL Energy, Inc.	314,587
834	Continental Resources, Inc.*	57,279
10,295	Denbury Resources, Inc.*	232,358
11,520	Devon Energy Corp.	1,048,320
20,959	El Paso Corp.	406,814
6,905	EOG Resources, Inc.	779,644
3,822	EQT Corp.	201,075
3,787	EXCO Resources, Inc.	79,338
131,340	Exxon Mobil Corp.	11,557,920
2,892	Forest Oil Corp.*	103,852
2,727	Frontier Oil Corp.	76,192
7,690	Hess Corp.	661,032
1,144	Holly Corp.	66,238
18,286	Marathon Oil Corp.	988,176
2,654	Massey Energy Co.	181,109
4,943	Murphy Oil Corp.	382,984
3,434	Newfield Exploration Co.*	243,127
4,512	Noble Energy, Inc.	434,370
20,927	Occidental Petroleum Corp.	2,391,747
6,929	Peabody Energy Corp.	462,996
7,784	Petrohawk Energy Corp.*	210,246
2,992	Pioneer Natural Resources Co.	305,872
3,609	Plains Exploration & Production Co.*	137,286
4,512	QEP Resources, Inc.	192,798
3,039	Quicksilver Resources, Inc.*	45,129
4,106	Range Resources Corp.	231,784
9,270	SandRidge Energy, Inc.*	114,577
1,626	SM Energy Co.	123,348
8,926	Southwestern Energy Co.*	391,494
16,705	Spectra Energy Corp.	485,113
3,108	Sunoco, Inc.	132,587
3,644	Tesoro Corp.*	98,825
3,917	Ultra Petroleum Corp.*	198,944
14,572	Valero Energy Corp.	412,388
3,024	Whiting Petroleum Corp.*	210,168
15,056	Williams Cos, Inc.	499,408

		37,101,466

Semiconductors & Semiconductor Equipment - 0.1%
1,430	First Solar, Inc.*	199,585
2,515	SunPower Corp. Class A*	54,752

		254,337

	TOTAL COMMON STOCKS (Cost $45,984,791) (a)	$46,369,501

SHORT TERM INVESTMENTS - 83.0%
Money Market Funds - 83.0%
126,954,577	Dreyfus Institutional Cash Advantage Fund, 0.13% (b)	126,954,577
167,459,558	Goldman Sachs Financial Square Government Fund, 0.00% ††(a)(b)	167,459,558

	TOTAL SHORT TERM INVESTMENTS (Cost $294,414,135)	$294,414,135

	TOTAL INVESTMENTS (Cost $340,398,926) - 96.1%	$340,783,636
	Other Assets in Excess of Liabilities - 3.9%	13,855,289

	TOTAL NET ASSETS - 100.0%	$354,638,925

Percentages are stated as a percent of net assets.

(*)	Non-Income producing security.
(††)	Less than 0.005%.

The accompanying notes are an integral part of these financial statements.
72  DIREXION SEMI-ANNUAL REPORT

Direxion Daily Energy Bull 3X Shares
Schedule of Investments
April 30, 2011 (Unaudited)

(a)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $258,479,336.

(b)	Represents annualized seven-day yield at April 30, 2011.
Direxion Daily Energy Bull 3X Shares
Swap Equity Contracts
April 30, 2011 (Unaudited)

				Interest
		Number of	Notional	Rate	Termination	Unrealized
Counterparty	Reference Entity	Contracts	Amount	Received	Date	Appreciation

Citibank N.A.	Russell 1000® Energy Index	112,000	$78,647,446	0.463%	12/28/2011	$22,571,287
Morgan Stanley Capital Services	Russell 1000® Energy Index	231,300	196,259,236	0.363%	2/22/2012	12,493,913
BNP Paribas	Russell 1000® Energy Index	10,300	8,626,224	0.463%	3/22/2012	743,668
BNP Paribas	Russell 1000® Energy Index	151,800	129,161,508	0.463%	4/19/2012	7,411,717
BNP Paribas	Russell 1000® Energy Index	35,200	30,453,267	0.463%	6/21/2012	1,214,907
Credit Suisse Capital, LLC	Russell 1000® Energy Index	393,800	316,942,054	0.263%	7/27/2012	38,437,814
Deutsche Bank AG London	Russell 1000® Energy Index	196,525	171,332,593	0.463%	12/16/2014	5,493,101

			$931,422,328			$88,366,407

The accompanying notes are an integral part of these financial statements.
DIREXION SEMI-ANNUAL REPORT  73

Direxion Daily Energy Bear 3X Shares
Schedule of Investments
April 30, 2011 (Unaudited)

Shares		Value

SHORT TERM INVESTMENTS - 119.0%
MONEY MARKET FUNDS - 119.0%
24,704,126	Dreyfus Institutional Cash Advantage Fund, 0.13% (a)	$24,704,126
49,528,729	Goldman Sachs Financial Square Government Fund, 0.00% ††(a)(b)	49,528,729

	TOTAL SHORT TERM INVESTMENTS (Cost $74,232,855)	$74,232,855

	TOTAL INVESTMENTS (Cost $74,232,855) - 119.0%	$74,232,855
	Liabilities in Excess of Other Assets - (19.0%)	(11,846,305)

	TOTAL NET ASSETS - 100.0%	$62,386,550

Percentages are stated as a percent of net assets.
(††) Less than 0.005%.

(a)	Represents annualized seven-day yield at April 30, 2011.

(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $49,528,729.
Direxion Daily Energy Bear 3X Shares
Short Equity Swap Contracts
April 30, 2011 (Unaudited)

		Number		Interest
		Of	Notional	Rate	Termination	Unrealized
Counterparty	Reference Entity	Contracts	Amount	Paid	Date	Depreciation

BNP Paribas	Russell 1000® Energy Index	29,500	$25,602,095	(0.487%)	5/17/2012	$(949,690)
BNP Paribas	Russell 1000® Energy Index	4,500	3,951,784	(0.487%)	6/21/2012	(97,455)
Credit Suisse Capital, LLC	Russell 1000® Energy Index	103,800	80,145,384	(0.137%)	7/11/2012	(13,621,817)
Deutsche Bank AG London	Russell 1000® Energy Index	29,575	26,308,506	(0.287%)	12/16/2014	(309,630)
Morgan Stanley Capital Services	Russell 1000® Energy Index	40,650	35,340,230	(0.137%)	12/17/2014	(1,314,480)

			$171,347,999			$(16,293,072)

The accompanying notes are an integral part of these financial statements.
74  DIREXION SEMI-ANNUAL REPORT

Direxion Daily Financial Bull 3X Shares
Schedule of Investments
April 30, 2011 (Unaudited)

Shares		Value

COMMON STOCKS - 12.0%
Capital Markets - 1.8%
4,412	Affiliated Managers Group, Inc.*	$481,261
22,245	Ameriprise Financial, Inc.	1,380,525
17,658	Ares Capital Corp.	312,723
104,767	Bank of New York Mellon Corp.	3,034,052
8,070	BlackRock, Inc.	1,581,236
85,462	Charles Schwab Corp.	1,564,809
19,009	E*Trade Financial Corp.*	308,706
10,191	Eaton Vance Corp.	344,150
7,685	Federated Investors, Inc. Class B	198,119
12,845	Franklin Resources, Inc.	1,658,546
44,468	Goldman Sachs Group, Inc.	6,715,113
2,548	Greenhill & Co., Inc.	150,332
40,439	Invesco Ltd.	1,005,718
15,873	Janus Capital Group, Inc.	193,175
11,052	Jefferies Group, Inc.	267,127
7,943	Lazard Ltd. Class A	325,663
13,359	Legg Mason, Inc.	496,287
1,491	LPL Investment Holdings, Inc.*	54,690
130,687	Morgan Stanley	3,417,465
20,889	Northern Trust Corp.	1,044,241
8,569	Raymond James Financial, Inc.	321,338
12,922	SEI Investments Co.	288,548
43,333	State Street Corp.	2,017,151
22,416	T. Rowe Price Group, Inc.	1,440,228
20,145	TD Ameritrade Holding Corp.	433,923
7,465	Waddell & Reed Financial, Inc. Class A	306,140

		29,341,266

Commercial Banks - 1.9%
14,938	Associated Banc-Corp.	218,095
7,212	BancorpSouth, Inc.	97,723
4,148	Bank of Hawaii Corp.	202,381
59,777	BB&T Corp.	1,609,197
2,178	BOK Financial Corp.	117,133
27,868	CapitalSource, Inc.	186,158
17,280	CIT Group, Inc.*	733,709
3,929	City National Corp.	224,385
15,226	Comerica, Inc.	577,522
6,581	Commerce Bancshares, Inc.	280,087
4,526	Cullen/Frost Bankers, Inc.	268,120
12,778	East West Bancorp, Inc.	269,999
79,264	Fifth Third Bancorp	1,051,833
464	First Citizens BancShares, Inc. Class A	92,805
22,748	First Horizon National Corp.	249,091
17,138	Fulton Financial Corp.	200,172
74,563	Huntington Bancshares, Inc.	506,283
82,131	KeyCorp	712,076
6,352	M&T Bank Corp.	561,326
45,538	Marshall & Ilsley Corp.	372,045
45,436	PNC Financial Services Group, Inc.	2,832,480
88,337	Popular, Inc.*	278,262
108,485	Regions Financial Corp.	796,280
46,272	SunTrust Banks, Inc.	1,304,408
67,638	Synovus Financial Corp.	169,095
13,733	TCF Financial Corp.	214,097
165,575	U.S. Bancorp	4,275,146
13,907	Valley National Bancorp	199,148
420,328	Wells Fargo & Co.	12,235,748
7,880	Wilmington Trust Corp.	35,539
15,787	Zions Bancorporation	385,992

		31,256,335

Consumer Finance - 0.5%
90,584	American Express Co.	4,445,863
39,432	Capital One Financial Corp.	2,158,113
46,969	Discover Financial Services	1,166,710
456	Green Dot Corp. Class A*	19,681
45,515	SLM Corp.*	755,094

		8,545,461

Diversified Financial Services - 2.4%
866,600	Bank of America Corp.	10,641,848
1,025	CBOE Holdings, Inc.	27,491
1,827,300	Citigroup, Inc.*	8,387,307
5,677	CME Group, Inc.	1,679,086
3,126	Interactive Brokers Group, Inc. Class A	54,830
6,386	IntercontinentalExchange, Inc.*	768,555
343,664	JPMorgan Chase & Co.	15,681,388
16,833	Leucadia National Corp.	650,764
17,725	Moody’s Corp.	693,756
9,513	MSCI, Inc. Class A*	337,426
9,865	NASDAQ OMX Group, Inc.*	267,342
22,540	NYSE Euronext	902,727

		40,092,520

Insurance - 2.8%
29,251	ACE Ltd.	1,967,130
40,562	Aflac, Inc.	2,279,179
585	Alleghany Corp.*	192,557
3,291	Allied World Assurance Co. Holdings Ltd.	213,816
46,459	Allstate Corp.	1,572,173
7,012	American Financial Group, Inc.	250,819
10,441	American International Group, Inc.*	325,237
602	American National Insurance Co.	47,618
28,387	Aon Corp.	1,480,950
4,001	Arch Capital Group Ltd.*	416,104
9,537	Arthur J. Gallagher & Co.	284,012
6,087	Aspen Insurance Holdings Ltd.	173,906
8,633	Assurant, Inc.	342,730

The accompanying notes are an integral part of these financial statements.
DIREXION SEMI-ANNUAL REPORT  75

Direxion Daily Financial Bull 3X Shares
Schedule of Investments
April 30, 2011 (Unaudited)

Shares		Value

Insurance (continued)
15,923	Assured Guaranty Ltd.	$270,691
10,366	Axis Capital Holdings Ltd.	366,542
149,390	Berkshire Hathaway, Inc. Class B*	12,444,187
9,772	Brown & Brown, Inc.	252,606
26,332	Chubb Corp.	1,716,583
12,620	Cincinnati Financial Corp.	399,802
2,281	CNA Financial Corp.	70,802
2,916	Endurance Specialty Holdings Ltd.	129,295
2,468	Erie Indemnity Co. Class A	178,757
4,752	Everest Re Group Ltd.	433,002
19,837	Fidelity National Financial, Inc. Class A	306,283
42,247	Genworth Financial, Inc. Class A*	514,991
3,871	Hanover Insurance Group, Inc.	163,434
38,356	Hartford Financial Services Group, Inc.	1,111,173
9,933	HCC Insurance Holdings, Inc.	323,220
26,127	Lincoln National Corp.	815,946
27,184	Loews Corp.	1,203,164
851	Markel Corp.*	355,105
46,748	Marsh & McLennan Cos, Inc.	1,415,529
13,249	MBIA, Inc.*	136,730
2,307	Mercury General Corp.	91,680
60,464	MetLife, Inc.	2,829,111
22,352	Old Republic International Corp.	283,200
1,990	OneBeacon Insurance Group Ltd. Class A	27,959
5,832	PartnerRe Ltd.	468,660
	Principal Financial
27,620	Group, Inc.	932,175
57,910	Progressive Corp.	1,270,545
7,391	Protective Life Corp.	198,892
40,089	Prudential Financial, Inc.	2,542,444
6,321	Reinsurance Group of America, Inc.	400,119
4,455	RenaissanceRe Holdings Ltd.	313,097
4,093	StanCorp Financial Group, Inc.	176,408
3,020	Symetra Financial Corp.	41,918
6,695	Torchmark Corp.	448,029
5,551	Transatlantic Holdings, Inc.	273,609
37,541	Travelers Cos, Inc.	2,375,594
4,394	Unitrin, Inc.	132,875
26,747	Unum Group	708,261
5,590	Validus Holdings Ltd.	181,899
10,390	W.R. Berkley Corp.	338,818
115	Wesco Financial Corp.	45,080
602	White Mountains Insurance Group Ltd.	215,221
27,916	XL Group PLC	681,709

		47,131,376

IT Services - 0.6%
4,610	Alliance Data Systems Corp.*	437,950
10,945	Broadridge Financial Solutions, Inc.	254,362
10,103	CoreLogic, Inc.*	185,996
22,796	Fidelity National Information Services, Inc.	754,548
12,380	Fiserv, Inc.*	759,018
1,256	Fleetcor Technologies, Inc.*	47,113
7,048	Global Payments, Inc.	375,235
7,673	Lender Processing Services, Inc.	225,816
8,409	MasterCard, Inc. Class A	2,319,959
14,219	Total System Services, Inc.	268,028
40,327	Visa, Inc. Class A	3,150,345
54,752	Western Union Co.	1,163,480

		9,941,850

Media - 0.1%
1,903	Morningstar, Inc.	109,613
32,307	Thomson Reuters Corp.	1,307,464

		1,417,077

Professional Services - 0.0%†
4,355	Dun & Bradstreet Corp.	357,894
10,934	Equifax, Inc.	410,353

		768,247

Real Estate Investment Trusts - 1.7%
4,736	Alexandria Real Estate Equities, Inc.	389,062
14,527	AMB Property Corp.	528,783
	Annaly Capital
68,490	Management, Inc.	1,221,862
10,094	Apartment Investment & Management Co. Class A	272,134
7,167	AvalonBay
	Communities, Inc.	907,414
12,007	Boston Properties, Inc.	1,255,092
11,347	Brandywine Realty Trust	144,107
5,511	BRE Properties, Inc.	279,518
6,028	Camden Property Trust	378,257
87,085	Chimera Investment Corp.	352,694
6,225	CommonWealth REIT	170,503
5,777	Corporate Office Properties Trust	203,408
17,211	Developers Diversified Realty Corp.	253,690
7,907	Digital Realty Trust, Inc.	477,108
10,556	Douglas Emmett, Inc.	219,670
21,719	Duke Realty Corp.	331,215
24,440	Equity Residential	1,459,557
2,781	Essex Property Trust, Inc.	376,770
5,296	Federal Realty Investment Trust	463,718
35,470	General Growth Properties, Inc.	592,349
34,684	HCP, Inc.	1,374,180
15,243	Health Care REIT, Inc.	819,616
10,654	Hospitality Properties Trust	257,294

The accompanying notes are an integral part of these financial statements.
76  DIREXION SEMI-ANNUAL REPORT

Direxion Daily Financial Bull 3X Shares
Schedule of Investments
April 30, 2011 (Unaudited)

Shares		Value

Real Estate Investment Trusts (continued)
56,854	Host Hotels & Resorts, Inc.	$1,011,433
35,037	Kimco Realty Corp.	684,623
9,777	Liberty Property Trust	343,857
11,204	Macerich Co.	591,795
7,503	Mack-Cali Realty Corp.	265,006
10,909	Nationwide Health Properties, Inc.	477,814
4,513	Piedmont Office Realty Trust, Inc. Class A	89,809
14,074	Plum Creek Timber Co., Inc.	606,449
49,152	ProLogis	800,686
12,115	Public Storage	1,421,211
6,926	Rayonier, Inc.	459,609
10,953	Realty, Inc.ome Corp.	389,379
7,066	Regency Centers Corp.	332,526
12,251	Senior Housing Properties Trust	290,594
25,281	Simon Property Group, Inc.	2,895,686
6,730	SL Green Realty Corp.	555,427
4,715	Taubman Centers, Inc.	274,177
15,714	UDR, Inc.	406,835
13,546	Ventas, Inc.	757,628
13,951	Vornado Realty Trust	1,348,783
10,386	Weingarten Realty Investors	274,294
46,243	Weyerhaeuser Co.	1,064,051

		28,069,673

Real Estate Management & Development - 0.1%
24,629	CB Richard Ellis Group, Inc. Class A*	657,841
11,745	Forest City Enterprises, Inc. Class A*	225,621
2,541	Howard Hughes Corp.*	164,581
3,629	Jones Lang LaSalle, Inc.	371,537
8,008	St. Joe Co.*	209,169

		1,628,749

Software - 0.0%†
4,028	Factset Research Systems, Inc.	440,704

Thrifts & Mortgage Finance - 0.1%
3,904	Capitol Federal Financial, Inc.	44,193
26,717	First Niagara Financial Group, Inc.	384,725
40,802	Hudson City Bancorp, Inc.	388,843
37,611	New York Community Bancorp, Inc.	624,343
30,241	People’s United Financial, Inc.	413,999
6,896	TFS Financial Corp.	75,028
9,718	Washington Federal, Inc.	156,363

		2,087,494

	TOTAL COMMON STOCKS (Cost $205,518,645) (a)	$200,720,752

SHORT TERM INVESTMENTS - 88.4%
Money Market Funds - 88.4%
595,204,676	Dreyfus Institutional Cash Advantage Fund, 0.13% (b)	595,204,676
880,623,960	Goldman Sachs Financial Square Government Fund, 0.00% ††(a)(b)	880,623,960

	TOTAL SHORT TERM INVESTMENTS (Cost $1,475,828,636)	$1,475,828,636

	TOTAL INVESTMENTS (Cost $1,681,347,281) - 100.4%	$1,676,549,388
	Liabilities in Excess of Other Assets - (0.4%)	(7,108,247)

	TOTAL NET ASSETS - 100.0%	$1,669,441,141

Percentages are stated as a percent of net assets.
REIT — Real Estate Investment Trust.

(*)	Non-Income producing security.
(†)	Less than 0.05%.
(††)	Less than 0.005%.

(a)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $1,194,928,381.

(b)	Represents annualized seven-day yield at April 30, 2011.

The accompanying notes are an integral part of these financial statements.
DIREXION SEMI-ANNUAL REPORT  77

Direxion Daily Financial Bull 3X Shares
Swap Equity Contracts
April 30, 2011 (Unaudited)

				Interest		Unrealized
		Number of	Notional	Rate	Termination	Appreciation
Counterparty	Reference Entity	Contracts	Amount	Received	Date	(Depreciation)

Credit Suisse Capital, LLC	Russell 1000® Financial Services Index	1,108,200	$848,234,180	0.483%	8/10/2011	$131,385,290
BNP Paribas	Russell 1000® Financial Services Index	20,500	16,093,525	0.463%	10/20/2011	2,029,615
BNP Paribas	Russell 1000® Financial Services Index	793,800	621,750,001	0.463%	12/22/2011	79,599,524
Citibank N.A.	Russell 1000® Financial Services Index	435,000	335,051,347	0.913%	12/28/2011	48,578,003
BNP Paribas	Russell 1000® Financial Services Index	100,000	77,915,580	0.463%	2/16/2012	10,306,587
Morgan Stanley Capital Services	Russell 1000® Financial Services Index	767,300	674,280,221	0.813%	2/22/2012	1,063,956
Merrill Lynch International	Russell 1000® Financial Services Index	898,300	792,229,479	0.513%	3/23/2012	(1,904,041)
Deutsche Bank AG London	Russell 1000® Financial Services Index	1,349,400	1,174,082,816	0.413%	7/17/2014	12,478,433

			$4,539,637,149			$283,537,367

The accompanying notes are an integral part of these financial statements.
78  DIREXION SEMI-ANNUAL REPORT

Direxion Daily Financial Bear 3X Shares
Schedule of Investments
April 30, 2011 (Unaudited)

Shares		Value

SHORT TERM INVESTMENTS - 106.0%
MONEY MARKET FUNDS - 106.0%
220,590,671	Dreyfus Institutional Cash Advantage Fund, 0.13% (a)	$220,590,671
440,901,214	Goldman Sachs Financial Square Government Fund, 0.00% ††(a)(b)	440,901,214

	TOTAL SHORT TERM INVESTMENTS (Cost $661,491,885)	$661,491,885

	TOTAL INVESTMENTS (Cost $661,491,885) - 106.0%	$661,491,885
	Liabilities in Excess of Other Assets - (6.0%)	(37,152,439)

	TOTAL NET ASSETS - 100.0%	$624,339,446

Percentages are stated as a percent of net assets.

(††)	Less than 0.005%.

(a)	Represents annualized seven-day yield at April 30, 2011.

(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $440,901,214.

Direxion Daily Financial Bear 3X Shares
Short Equity Swap Contracts
April 30, 2011 (Unaudited)

				Interest
		Number of	Notional	Rate	Termination	Unrealized
Counterparty	Reference Entity	Contracts	Amount	Paid	Date	Depreciation

Citibank N.A.	Russell 1000® Financial Services Index	283,000	$227,515,328	(0.737%)	12/29/2011	$(24,001,815)
BNP Paribas	Russell 1000® Financial Services Index	17,300	13,843,977	(0.587%)	2/16/2012	(1,492,299)
Morgan Stanley Capital Services	Russell 1000® Financial Services Index	55,000	48,332,350	(0.887%)	2/22/2012	(1,255,928)
BNP Paribas	Russell 1000® Financial Services Index	150,000	129,979,499	(0.587%)	3/22/2012	(2,457,715)
Merrill Lynch International	Russell 1000® Financial Services Index	140,800	122,743,807	(0.537%)	3/23/2012	(1,277,026)
BNP Paribas	Russell 1000® Financial Services Index	195,300	170,966,573	(0.587%)	4/19/2012	(1,219,019)
Credit Suisse Capital, LLC	Russell 1000® Financial Services Index	845,000	730,690,107	(0.337%)	7/11/2012	(14,550,971)
Deutsche Bank AG London	Russell 1000® Financial Services Index	445,700	389,350,484	(0.287%)	6/25/2014	(2,454,069)

			$1,833,422,125			$(48,708,842)

The accompanying notes are an integral part of these financial statements.
DIREXION SEMI-ANNUAL REPORT  79

Direxion Daily Real Estate Bull 3X Shares
Schedule of Investments
April 30, 2011 (Unaudited)

Shares		Value

COMMON STOCKS - 19.6%
Real Estate Investment Trusts - 19.6%
2,724	Acadia Realty Trust	$56,795
155	Alexander’s, Inc.	68,090
3,745	Alexandria Real Estate Equities, Inc.	307,652
11,396	AMB Property Corp.	414,814
4,518	American Campus Communities, Inc.	158,808
7,920	Apartment Investment & Management Co. Class A	213,523
3,174	Ashford Hospitality Trust, Inc.	39,580
2,800	Associated Estates Realty Corp.	46,592
5,772	AvalonBay Communities, Inc.	730,793
8,855	BioMed Realty Trust, Inc.	175,683
9,482	Boston Properties, Inc.	991,153
9,099	Brandywine Realty Trust	115,557
4,337	BRE Properties, Inc.	219,973
4,648	Camden Property Trust	291,662
4,366	CapLease, Inc.	24,450
8,877	CBL & Associates Properties, Inc.	164,846
4,033	Cedar Shopping Centers, Inc.	23,795
2,000	Chesapeake Lodging Trust	35,960
4,994	Colonial Properties Trust	105,673
4,882	CommonWealth REIT	133,718
4,461	Corporate Office Properties Trust	157,072
6,299	Cousins Properties, Inc.	56,691
14,674	DCT Industrial Trust, Inc.	85,256
14,736	Developers Diversified Realty Corp.	217,209
11,205	DiamondRock Hospitality Co.	134,908
6,122	Digital Realty Trust, Inc.	369,402
7,522	Douglas Emmett, Inc.	156,533
17,063	Duke Realty Corp.	260,211
4,035	DuPont Fabros Technology, Inc.	98,696
1,826	EastGroup Properties, Inc.	84,106
4,767	Education Realty Trust, Inc.	40,567
3,149	Entertainment Properties Trust	149,924
1,982	Equity Lifestyle Properties, Inc.	118,563
3,467	Equity One, Inc.	68,716
19,250	Equity Residential	1,149,610
2,120	Essex Property Trust, Inc.	287,218
5,629	Extra Space Storage, Inc.	121,868
4,164	Federal Realty Investment Trust	364,600
7,771	FelCor Lodging Trust, Inc.*	49,424
4,995	First Industrial Realty Trust, Inc.*	62,537
3,278	First Potomac Realty Trust	53,202
4,863	Franklin Street Properties Corp.	68,763
29,306	General Growth Properties, Inc.	489,410
1,784	Getty Realty Corp.	45,331
6,636	Glimcher Realty Trust	63,374
2,056	Government Properties, Income Trust	56,376
27,172	HCP, Inc.	1,076,555
11,647	Health Care REIT, Inc.	626,259
4,360	Healthcare Realty Trust, Inc.	99,582
10,301	Hersha Hospitality Trust	61,188
4,850	Highwoods Properties, Inc.	178,965
2,547	Home Properties, Inc.	161,480
8,354	Hospitality Properties Trust	201,749
45,068	Host Hotels & Resorts, Inc.	801,760
1,322	Hudson Pacific Properties, Inc.	19,804
5,304	Inland Real Estate Corp.	51,820
5,317	Investors Real Estate Trust	50,033
3,903	Kilroy Realty Corp.	163,692
27,473	Kimco Realty Corp.	536,822
4,287	Kite Realty Group Trust	22,292
5,492	LaSalle Hotel Properties	154,545
8,811	Lexington Realty Trust	87,934
7,729	Liberty Property Trust	271,829
2,020	LTC Properties, Inc.	59,428
8,805	Macerich Co.	465,080
5,382	Mack-Cali Realty Corp.	190,092
7,530	Medical Properties Trust, Inc.	92,920
2,313	Mid-America Apartment Communities, Inc.	154,624
1,686	National Health Investors, Inc.	81,990
5,650	National Retail Properties, Inc.	148,821
8,544	Nationwide Health Properties, Inc.	374,227
6,665	OMEGA Healthcare Investors, Inc.	153,028
1,484	Parkway Properties, Inc.	26,608
3,348	Pebblebrook Hotel Trust	71,815
3,560	Pennsylvania Real Estate Investment Trust	56,212
8,998	Piedmont Office Realty Trust, Inc. Class A	179,060
3,301	Post Properties, Inc.	134,021
38,510	ProLogis	627,328
1,333	PS Business Parks, Inc.	80,327
9,798	Public Storage	1,149,403
2,440	Ramco-Gershenson Properties Trust	31,452
8,507	Realty, Income Corp.	302,424
5,540	Regency Centers Corp.	260,712
2,829	Retail Opportunity Investments Corp.	31,939
1,687	Sabra Health Care REIT, Inc.	28,375
938	Saul Centers, Inc.	41,075

The accompanying notes are an integral part of these financial statements.
80  DIREXION SEMI-ANNUAL REPORT

Direxion Daily Real Estate Bull 3X Shares
Schedule of Investments
April 30, 2011 (Unaudited)

Shares		Value

Real Estate Investment Trusts (continued)
9,473	Senior Housing Properties Trust	$224,700
19,824	Simon Property Group, Inc.	2,270,641
5,296	SL Green Realty Corp.	437,079
1,871	Sovran Self Storage, Inc.	80,041
10,240	Strategic Hotels & Resorts, Inc.*	69,837
1,194	Sun Communities, Inc.	45,945
7,987	Sunstone Hotel Investors, Inc.*	83,544
5,480	Tanger Factory Outlet Centers, Inc.	151,412
3,701	Taubman Centers, Inc.	215,213
12,326	UDR, Inc.	319,120
803	Universal Health Realty, Income Trust	34,617
1,409	Urstadt Biddle Properties, Inc. Class A	27,729
5,840	U-Store-It Trust	66,342
10,632	Ventas, Inc.	594,648
11,126	Vornado Realty Trust	1,075,662
4,338	Washington Real Estate Investment Trust	140,551
7,742	Weingarten Realty Investors	204,466
1,954	Winthrop Realty Trust	23,702

		24,501,203

	TOTAL COMMON STOCKS (Cost $23,984,802) (a)	$24,501,203

SHORT TERM INVESTMENTS - 89.7%
Money Market Funds - 89.7%
56,439,133	Dreyfus Institutional Cash Advantage Fund, 0.13% (b)	56,439,133
55,856,495	Goldman Sachs Financial Square Government Fund, 0.00% ††(a)(b)	55,856,495

	TOTAL SHORT TERM INVESTMENTS (Cost $112,295,628)	$112,295,628

	TOTAL INVESTMENTS (Cost $136,280,430) - 109.3%	$136,796,831
	Liabilities in Excess of Other Assets - (9.3%)	(11,608,154)

	TOTAL NET ASSETS - 100.0%	$125,188,677

Percentages are stated as a percent of net assets.
REIT — Real Estate Investment Trust.

(*)	Non-Income producing security.
(††)	Less than 0.005%.

(a)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $67,712,877.

(b)	Represents annualized seven-day yield at April 30, 2011.

Direxion Daily Real Estate Bull 3X Shares
Swap Equity Contracts
April 30, 2011 (Unaudited)

				Interest
		Number of	Notional	Rate	Termination	Unrealized
Counterparty	Reference Entity	Contracts	Amount	Received	Date	Appreciation

Morgan Stanley Capital Services	MSCI US REIT IndexSM	16,500	$12,566,708	0.413%	7/6/2011	$2,519,579
Credit Suisse Capital, LLC	MSCI US REIT IndexSM	211,850	123,176,355	0.413%	8/10/2011	63,488,590
BNP Paribas	MSCI US REIT IndexSM	40,910	30,429,420	0.463%	2/16/2012	4,722,480
BNP Paribas	MSCI US REIT IndexSM	10,000	7,715,443	0.463%	3/22/2012	828,502
Merrill Lynch International	MSCI US REIT IndexSM	51,965	41,916,719	0.713%	3/23/2012	2,169,811
BNP Paribas	MSCI US REIT IndexSM	910	731,650	0.463%	5/17/2012	40,611
BNP Paribas	MSCI US REIT IndexSM	12,815	10,375,561	0.463%	6/21/2012	495,371
Deutsche Bank AG London	MSCI US REIT IndexSM	69,090	54,789,090	0.413%	7/17/2014	4,090,755

			$281,700,946			$78,355,699

The accompanying notes are an integral part of these financial statements.
DIREXION SEMI-ANNUAL REPORT  81

Direxion Daily Real Estate Bear 3X Shares
Schedule of Investments
April 30, 2011 (Unaudited)

Shares		Value

SHORT TERM INVESTMENTS - 126.8%
Money Market Funds - 126.8%
11,340,452	Dreyfus Institutional Cash Advantage Fund, 0.13% (a)	$11,340,452
31,327,414	Goldman Sachs Financial Square Government Fund, 0.00% ††(a)(b)	31,327,414

	TOTAL SHORT TERM INVESTMENTS (Cost $42,667,866)	$42,667,866

	TOTAL INVESTMENTS (Cost $42,667,866) - 126.8%	$42,667,866
	Liabilities in Excess of Other Assets - (26.8%)	(9,021,869)

	TOTAL NET ASSETS - 100.0%	$33,645,997

Percentages are stated as a percent of net assets.

(††)	Less Than 0.005%.

(a)	Represents annualized seven-day yield at April 30, 2011.

(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $31,327,414.

Direxion Daily Real Estate Bear 3X Shares
Short Equity Swap Contracts
April 30, 2011 (Unaudited)

		Number of	Notional	Interest	Termination	Unrealized
Counterparty	Reference Entity	Contracts	Amount	Rate Paid	Date	Depreciation

Morgan Stanley Capital Services	MSCI US REIT IndexSM	41,200	$31,483,563	(0.687%)	6/14/2011	$(4,617,143)
BNP Paribas	MSCI US REIT IndexSM	4,610	3,463,492	(0.737%)	2/16/2012	(514,175)
BNP Paribas	MSCI US REIT IndexSM	7,800	5,928,920	(0.737%)	3/22/2012	(754,794)
Merrill Lynch International	MSCI US REIT IndexSM	7,205	6,014,188	(0.687%)	3/23/2012	(121,682)
BNP Paribas	MSCI US REIT IndexSM	200	160,674	(0.737%)	5/17/2012	(9,193)
BNP Paribas	MSCI US REIT IndexSM	2,415	2,047,245	(0.737%)	6/21/2012	(409)
Credit Suisse Capital, LLC	MSCI US REIT IndexSM	50,150	40,328,122	(0.687%)	8/23/2012	(2,471,017)
Deutsche Bank AG London	MSCI US REIT IndexSM	5,470	4,230,355	(0.687%)	7/17/2014	(452,206)

			$93,656,559			$(8,940,619)

The accompanying notes are an integral part of these financial statements.
82  DIREXION SEMI-ANNUAL REPORT

Direxion Daily Technology Bull 3X Shares
Schedule of Investments
April 30, 2011 (Unaudited)

Shares		Value

COMMON STOCKS - 29.8%
Communications Equipment - 3.5%
15,664	Brocade Communications Systems, Inc.*	$97,900
3,096	Ciena Corp.*	87,431
191,457	Cisco Systems, Inc.	3,361,985
1,239	EchoStar Corp. Class A*	45,942
2,691	F5 Networks, Inc.*	272,760
4,350	Harris Corp.	231,116
7,236	JDS Uniphase Corp.*	150,798
17,627	Juniper Networks, Inc.*	675,643
9,739	Motorola Mobility Holdings, Inc.*	253,798
11,130	Motorola Solutions, Inc.*	510,644
2,862	Polycom, Inc.*	171,234
54,995	QUALCOMM, Inc.	3,125,916
12,159	Tellabs, Inc.	59,822

		9,044,989

Computers & Peripherals - 7.1%
30,504	Apple, Inc.*	10,622,408
57,038	Dell, Inc.*	884,659
2,207	Diebold, Inc.	74,597
68,916	EMC Corp.*	1,953,079
73,442	Hewlett-Packard Co.	2,964,854
5,361	NCR Corp.*	106,201
12,332	NetApp, Inc.*	641,017
3,524	QLogic Corp.*	63,362
7,714	SanDisk Corp.*	379,066
15,184	Seagate Technology PLC	267,542
7,672	Western Digital Corp.*	305,346

		18,262,131

Electronic Equipment, Instruments & Components - 1.0%
5,818	Amphenol Corp. Class A	325,284
3,848	Arrow Electronics, Inc.*	175,430
5,089	Avnet, Inc.*	184,832
1,627	AVX Corp.	26,536
52,325	Corning, Inc.	1,095,686
1,792	Dolby Laboratories, Inc. Class A*	89,708
5,257	Ingram Micro, Inc. Class A*	98,464
6,039	Jabil Circuit, Inc.	119,814
4,454	Molex, Inc.	120,258
1,556	Tech Data Corp.*	82,670
5,064	Vishay Intertechnology, Inc.*	96,621

		2,415,303

Internet Software & Services - 2.3%
6,090	Akamai Technologies, Inc.*	209,740
3,580	AOL, Inc.*	72,960
1,519	Equinix, Inc.*	152,902
8,169	Google, Inc. Class A*	4,444,753
2,380	IAC/InterActiveCorp*	85,942
5,749	VeriSign, Inc.	212,483
43,692	Yahoo!, Inc.*	775,533

		5,954,313

IT Services - 3.7%
6,456	Amdocs Ltd.*	198,522
10,038	Cognizant Technology SolutionsCorp. Class A*	832,150
5,178	Computer Sciences Corp.	263,975
1,196	DST Systems, Inc.	58,975
2,454	Gartner, Inc.*	105,301
42,986	International Business Machines Corp.	7,332,552
2,516	NeuStar, Inc. Class A*	67,655
9,591	SAIC, Inc.*	166,883
5,606	Teradata Corp.*	313,488

		9,339,501

Semiconductors & Semiconductor Equipment - 5.1%
20,138	Advanced Micro Devices, Inc.*	183,256
10,726	Altera Corp.	522,356
9,989	Analog Devices, Inc.	402,657
45,031	Applied Materials, Inc.	706,536
2,344	Atheros Communications, Inc.*	105,152
15,447	Atmel Corp.*	236,339
3,556	Avago Technologies Ltd.	118,984
18,057	Broadcom Corp. Class A*	635,245
3,603	Cree, Inc.*	146,786
5,820	Cypress Semiconductor Corp.*	126,643
4,215	Fairchild Semiconductor International, Inc.*	88,389
186,534	Intel Corp.	4,325,723
2,371	International Rectifier Corp.*	81,942
4,144	Intersil Corp. Class A	61,207
5,703	KLA-Tencor Corp.	250,362
4,249	Lam Research Corp.*	205,269
7,526	Linear Technology Corp.	261,905
20,618	LSI Corp.*	151,130
18,142	Marvell Technology Group Ltd.*	279,931
10,136	Maxim Integrated Products, Inc.	277,118
7,619	MEMC Electronic Materials, Inc.*	90,133
6,176	Microchip Technology, Inc.	253,463
28,696	Micron Technology, Inc.*	323,978
8,412	National Semiconductor Corp.	202,897
3,010	Novellus Systems, Inc.*	96,621
19,181	NVIDIA Corp.*	383,620
14,409	ON Semiconductor Corp.*	151,439
7,685	PMC - Sierra, Inc.*	61,634
3,308	Rambus, Inc.*	65,829
1,540	Silicon Laboratories, Inc.*	67,113
6,232	Skyworks Solutions, Inc.*	196,059
6,044	Teradyne, Inc.*	97,308
40,979	Texas Instruments, Inc.	1,455,984

The accompanying notes are an integral part of these financial statements.
DIREXION SEMI-ANNUAL REPORT  83

Direxion Daily Technology Bull 3X Shares
Schedule of Investments
April 30, 2011 (Unaudited)

Shares		Value

Semiconductors & Semiconductor Equipment (continued)
2,493	Varian Semiconductor Equipment Associates, Inc.*	$104,531
8,674	Xilinx, Inc.	302,376

		13,019,915

Software - 6.6%
16,095	Activision Blizzard, Inc.	183,322
17,649	Adobe Systems, Inc.*	592,124
3,027	ANSYS, Inc.*	167,363
7,680	Autodesk, Inc.*	345,446
6,088	BMC Software, Inc.*	305,800
13,040	CA, Inc.	320,654
9,064	Cadence Design Systems, Inc.*	94,084
6,221	Citrix Systems, Inc.*	524,679
7,541	Compuware Corp.*	85,439
11,044	Electronic Arts, Inc.*	222,868
3,073	Informatica Corp.*	172,119
9,405	Intuit, Inc.*	522,542
2,691	MICROS Systems, Inc.*	139,986
256,778	Microsoft Corp.	6,681,364
7,621	Nuance Communications, Inc.*	157,755
127,715	Oracle Corp.	4,604,126
6,333	Red Hat, Inc.*	300,627
3,414	Rovi Corp.*	165,784
3,848	Salesforce.com, Inc.*	533,333
2,347	Solera Holdings, Inc.	129,085
26,785	Symantec Corp.*	526,325
2,462	VMware, Inc. Class A*	234,949

		17,009,774

Wireless Telecommunication Services - 0.5%
13,536	American Tower Corp. Class A*	708,068
9,733	Crown Castle International Corp.*	417,156
3,914	SBA Communications Corp. Class A*	151,198

		1,276,422

	TOTAL COMMON STOCKS
	(Cost $75,568,460) (a)	$76,322,348

SHORT TERM INVESTMENTS - 69.2%
Money Market Funds - 69.2%
91,682,912	Dreyfus Institutional Cash Advantage Fund, 0.13% (b)	91,682,912
85,509,413	Goldman Sachs Financial Square Government Fund, 0.00% ††(a)(b)	85,509,413

	TOTAL SHORT TERM INVESTMENTS (Cost $177,192,325)	$177,192,325

	TOTAL INVESTMENTS (Cost $252,760,785) - 99.0%	$253,514,673
	Other Assets in Excess of Liabilities - 1.0%	2,685,900

	TOTAL NET ASSETS - 100.0%	$256,200,573

Percentages are stated as a percent of net assets.

(*)	Non-Income producing security.
(††)	Less than 0.005%.

(a)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $169,558,222.

(b)	Represents annualized seven-day yield at April 30, 2011.
Direxion Daily Technology Bull 3X Shares
Swap Equity Contracts
April 30, 2011 (Unaudited)

				Interest		Unrealized
		Number of	Notional	Rate	Termination	Appreciation
Counterparty	Reference Entity	Contracts	Amount	Received	Date	(Depreciation)

Credit Suisse Capital, LLC	Russell 1000® Technology Index	201,400	$202,301,229	0.363%	8/30/2011	$49,020,592
BNP Paribas	Russell 1000® Technology Index	10,550	13,389,631	0.463%	3/22/2012	(257,763)
BNP Paribas	Russell 1000® Technology Index	24,950	30,809,328	0.463%	4/19/2012	224,798
BNP Paribas	Russell 1000® Technology Index	78,250	92,636,616	0.463%	5/17/2012	4,701,954
BNP Paribas	Russell 1000® Technology Index	28,900	35,052,760	0.463%	6/21/2012	901,882
Merrill Lynch International	Russell 1000® Technology Index	86,530	104,625,096	0.713%	8/29/2012	2,991,540
Deutsche Bank AG London	Russell 1000® Technology Index	125,850	133,721,839	0.713%	6/30/2014	22,697,258

			$612,536,499			$80,280,261

The accompanying notes are an integral part of these financial statements.
84  DIREXION SEMI-ANNUAL REPORT

Direxion Daily Technology Bear 3X Shares
Schedule of Investments
April 30, 2011 (Unaudited)

Shares		Value

SHORT TERM INVESTMENTS - 141.4%
Money Market Funds - 141.4%
17,545,203	Dreyfus Institutional Cash Advantage Fund, 0.13% (a)	$17,545,203
39,556,137	Goldman Sachs Financial Square Government Fund, 0.00% ††(a)(b)	39,556,137

	TOTAL SHORT TERM INVESTMENTS (Cost $57,101,340)	$57,101,340

	TOTAL INVESTMENTS (Cost $57,101,340) - 141.4%	$57,101,340
	Liabilities in Excess of Other Assets - (41.4%)	(16,724,947)

	TOTAL NET ASSETS - 100.0%	$40,376,393

Percentages are stated as a percent of net assets.

(††)	Less than 0.005%.

(a)	Represents annualized seven-day yield at April 30, 2011.

(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $39,556,137.

Direxion Daily Technology Bear 3X Shares
Short Equity Swap Contracts
April 30, 2011 (Unaudited)

				Interest
		Number of	Notional	Rate	Termination	Unrealized
Counterparty	Reference Entity	Contracts	Amount	Paid	Date	Depreciation

Credit Suisse Capital, LLC	Russell 1000® Technology Index	53,100	$53,928,414	(0.087%)	11/7/2011	$(12,495,505)
BNP Paribas	Russell 1000® Technology Index	9,250	10,928,112	(0.487%)	5/17/2012	(587,022)
Merrill Lynch International	Russell 1000® Technology Index	8,010	9,500,825	(0.387%)	7/26/2012	(467,291)
Deutsche Bank AG London	Russell 1000® Technology Index	27,000	30,443,331	(0.287%)	6/30/2014	(3,326,550)

			$104,800,682			$(16,876,368)

The accompanying notes are an integral part of these financial statements.
DIREXION SEMI-ANNUAL REPORT  85

Direxion Daily 7-10 Year Treasury Bull 3X Shares
Schedule of Investments
April 30, 2011 (Unaudited)

Shares		Value

SHORT TERM INVESTMENTS - 95.6%
MONEY MARKET FUNDS - 95.6%
3,214,637	Dreyfus Institutional Cash Advantage Fund, 0.13% (a)	$3,214,637
4,721,428	Goldman Sachs Financial Square Government Fund, 0.00% ††(a)(b)	4,721,428

	TOTAL SHORT TERM INVESTMENTS (Cost $7,936,065)	$7,936,065

	TOTAL INVESTMENTS (Cost $7,936,065) - 95.6%	$7,936,065
	Other Assets in Excess of Liabilities - 4.4%	362,648

	TOTAL NET ASSETS - 100.0%	$8,298,713

Percentages are stated as a percent of net assets.

(††)	Less than 0.005%.

(a)	Represents annualized seven-day yield at April 30, 2011.

(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $4,721,428.

Direxion Daily 7-10 Year Treasury Bull 3X Shares
Swap Equity Contracts
April 30, 2011 (Unaudited)

				Interest
				Rate
		Number of	Notional	(Paid)	Termination	Unrealized
Counterparty	Reference Entity	Contracts	Amount	Received	Date	Appreciation

Morgan Stanley Capital Services	iShares Barclays 7-10 Year Treasury Bond Fund	30,000	$2,762,498	(0.137%)	1/12/2012	$135,447
Credit Suisse Capital, LLC	iShares Barclays 7-10 Year Treasury Bond Fund	78,160	7,323,548	0.213%	3/20/2012	77,609
Deutsche Bank AG London	iShares Barclays 7-10 Year Treasury Bond Fund	155,370	14,401,648	(0.637%)	9/17/2015	296,481

			$24,487,694			$509,537

The accompanying notes are an integral part of these financial statements.
86  DIREXION SEMI-ANNUAL REPORT

Direxion Daily 7-10 Year Treasury Bear 3X Shares
Schedule of Investments
April 30, 2011 (Unaudited)

Shares		Value

SHORT TERM INVESTMENTS - 104.3%
MONEY MARKET FUNDS - 104.3%
33,896,257	Dreyfus Institutional Cash Advantage Fund, 0.13% (a)	$33,896,257
47,040,522	Goldman Sachs Financial Square Government Fund, 0.00% ††(a)(b)	47,040,522

	TOTAL SHORT TERM INVESTMENTS (Cost $80,936,779)	$80,936,779

	TOTAL INVESTMENTS (Cost $80,936,779) - 104.3%	$80,936,779
	Liabilities in Excess of Other Assets - (4.3%)	(3,369,476)

	TOTAL NET ASSETS - 100.0%	$77,567,303

Percentages are stated as a percent of net assets.

(††)	Less than 0.005%.

(a)	Represents annualized seven-day yield at April 30, 2011.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $47,040,522.
Direxion Daily 7-10 Year Treasury Bear 3X Shares
Short Equity Swap Contracts
April 30, 2011 (Unaudited)

				Interest		Unrealized
		Number of	Notional	Rate	Termination	Appreciation
Counterparty	Reference Entity	Contracts	Amount	Paid	Date	(Depreciation)

Morgan Stanley Capital Services	iShares Barclays 7-10 Year Treasury Bond Fund	212,700	$19,621,990	(0.637%)	1/12/2012	$(716,162)
Credit Suisse Capital, LLC	iShares Barclays 7-10 Year Treasury Bond Fund	1,104,980	108,173,822	(0.287%)	3/20/2012	2,130,657
Deutsche Bank AG London	iShares Barclays 7-10 Year Treasury Bond Fund	1,145,580	106,402,144	(1.637%)	9/17/2015	(2,298,058)

			$234,197,956			$(883,563)

The accompanying notes are an integral part of these financial statements.
DIREXION SEMI-ANNUAL REPORT  87

Direxion Daily 20+ Year Treasury Bull 3X Shares
Schedule of Investments
April 30, 2011 (Unaudited)

Shares		Value

INVESTMENT COMPANIES - 15.0%
Investment Companies - 15.0%
41,551	iShares Barclays 20+ Year Treasury Bond Fund	$3,901,639

	TOTAL INVESTMENT COMPANIES (Cost $3,858,384)	$3,901,639

SHORT TERM INVESTMENTS - 83.8%
MONEY MARKET FUNDS - 83.8%
8,953,023	Dreyfus Institutional Cash Advantage Fund, 0.13% (a)	8,953,023
12,825,437	Goldman Sachs Financial Square Government Fund, 0.00% ††(a)(b)	12,825,437

	TOTAL SHORT TERM INVESTMENTS (Cost $21,778,460)	$21,778,460

	TOTAL INVESTMENTS (Cost $25,636,844) - 98.8%	$25,680,099
	Other Assets in Excess of Liabilities - 1.2%	301,181

	TOTAL NET ASSETS - 100.0%	$25,981,280

Percentages are stated as a percent of net assets.

(††)	Less than 0.005%.

(a)	Represents annualized seven-day yield at April 30, 2011.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $12,825,437.
Direxion Daily 20+ Year Treasury Bull 3X Shares
Swap Equity Contracts
April 30, 2011 (Unaudited)

				Interest
				Rate		Unrealized
		Number of	Notional	(Paid)	Termination	Appreciation
Counterparty	Reference Entity	Contracts	Amount	Received	Date	(Depreciation)

Morgan Stanley Capital Services	iShares Barclays 20+ Year Treasury Bond Fund	40,000	$3,633,841	(0.137%)	12/15/2011	$313,364
BNP Paribas	iShares Barclays 20+ Year Treasury Bond Fund	35,000	3,353,350	0.463%	2/16/2012	(74,710)
Credit Suisse Capital, LLC	iShares Barclays 20+ Year Treasury Bond Fund	500,000	46,133,393	0.213%	3/20/2012	1,101,587
Deutsch Bank AG London	iShares Barclays 20+ Year Treasury Bond Fund	213,500	19,713,769	(0.087%)	9/17/2015	379,025

			$72,834,353			$1,719,266

The accompanying notes are an integral part of these financial statements.
88  DIREXION SEMI-ANNUAL REPORT

Direxion Daily 20+ Year Treasury Bear 3X Shares
Schedule of Investments
April 30, 2011 (Unaudited)

Shares		Value

SHORT TERM INVESTMENTS - 107.8%
Money Market Funds - 107.8%
192,131,365	Dreyfus Institutional Cash Advantage Fund, 0.13% (a)	$192,131,365
367,882,604	Goldman Sachs Financial Square Government Fund, 0.00% ††(a)(b)	367,882,604

	TOTAL SHORT TERM INVESTMENTS
	(Cost $560,013,969)	$560,013,969

	TOTAL INVESTMENTS (Cost $560,013,969) - 107.8%	$560,013,969
	Liabilities in Excess of Other Assets - (7.8%)	(40,631,789)

	TOTAL NET ASSETS - 100.0%	$519,382,180

Percentages are stated as a percent of net assets.

(††)	Less than 0.005%.

(a)	Represents annualized seven-day yield at April 30, 2011.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $367,882,604.
Direxion Daily 20+ Year Treasury Bear 3X Shares
Short Equity Swap Contracts
April 30, 2011 (Unaudited)

				Interest		Unrealized
		Number of	Notional	Rate	Termination	Appreciation
Counterparty	Reference Entity	Contracts	Amount	Paid	Date	(Depreciation)

Morgan Stanley Capital Services	iShares Barclays 20+ Year Treasury Bond Fund	5,500,000	$499,060,862	(0.637%)	12/14/2011	$(23,769,846)
BNP Paribas	iShares Barclays 20+ Year Treasury Bond Fund	300,000	28,436,916	(1.537%)	2/16/2012	80,721
Credit Suisse Capital, LLC	iShares Barclays 20+ Year Treasury Bond Fund	3,728,000	379,242,002	(0.287%)	3/20/2012	20,262,889
BNP Paribas	iShares Barclays 20+ Year Treasury Bond Fund	100,000	8,955,209	(1.537%)	4/19/2012	(462,744)
Deutsch Bank AG London	iShares Barclays 20+ Year Treasury Bond Fund	6,965,900	638,469,340	(0.487%)	9/17/2015	(17,451,836)

			$1,554,164,329			$(21,340,816)

The accompanying notes are an integral part of these financial statements.
DIREXION SEMI-ANNUAL REPORT  89

Statements of Assets and Liabilities
April 30, 2011 (Unaudited)

		Direxion Daily	Direxion Daily	Direxion Daily
	Direxion	7-10 Year	20+ Year	Total Bond
	Airline	Treasury Bear	Treasury Bear	Market Bear
	Shares	1X Shares	1X Shares	1X Shares

Assets:
Investments, at market value (Note 2)	$3,526,177	$4,002,835	$3,999,160	$4,001,381
Receivable for investments sold	368,750	—	—	—
Due from investment adviser, net	5,813	4,992	4,988	5,169
Dividends and interest receivable	18	120	116	120
Prepaid expense and other assets	11,444	27	27	27

Total Assets	3,912,202	4,007,974	4,004,291	4,006,697

Liabilities:
Payable for investments purchased	275,425	—	—	—
Unrealized depreciation on swaps	45,982	34,038	50,004	43,497
Due to broker for swaps	—	84	191	61
Accrued trustees’ fees	—	7	7	7
Accrued expenses and other liabilities	24,890	9,364	9,365	9,650

Total Liabilities	346,297	43,493	59,567	53,215

Net Assets	$3,565,905	$3,964,481	$3,944,724	$3,953,482

Net Assets Consist Of:
Capital Stock	$4,000,040	$4,000,040	$4,000,040	$4,000,040
Accumulated undistributed net investment income (loss)	1,883	(2,644)	(2,654)	(2,623)
Accumulated net realized gain (loss):	(152,300)	1,123	(2,658)	(438)
Net unrealized depreciation on:
Investment securities	(237,736)	—	—	—
Swaps	(45,982)	(34,038)	(50,004)	(43,497)

Net Assets	$3,565,905	$3,964,481	$3,944,724	$3,953,482

Calculation of Net Asset Value Per Share:
Net assets	$3,565,905	$3,964,481	$3,944,724	$3,953,482
Shares outstanding (unlimited shares of beneficial interest authorized, par value)	100,001	100,001	100,001	100,001
Net assets value, redemption price and offering price per share	$35.66	$39.64	$39.45	$39.53

Cost of Investments	$3,763,913	$4,002,835	$3,999,160	$4,001,381

The accompanying notes are an integral part of these financial statements.
90  DIREXION SEMI-ANNUAL REPORT

Statements of Assets and Liabilities
April 30, 2011 (Unaudited)

	Direxion Daily	Direxion Daily	Direxion Daily	Direxion Daily
	BRIC Bull	BRIC Bear	India Bull	India Bear
	2X Shares	2X Shares	2X Shares	2X Shares

Assets:
Investments, at market value (Note 2)	$4,564,820	$2,960,815	$32,017,641	$4,188,350
Due from investment adviser, net	1,103	2,081	—	757
Dividends and interest receivable	5,922	80	509	101
Due from broker for swaps	4,576	1,880	—	—
Unrealized appreciaton on swaps	705,530	—	2,049,131	—
Prepaid expense and other assets	9,674	9,625	10,091	9,660

Total Assets	5,291,625	2,974,481	34,077,372	4,198,868

Liabilities:
Payable for investments purchased	3,816	—	—	—
Unrealized depreciation on swaps	—	547,055	133,426	333,555
Due to investment adviser, net	—	—	18,582	—
Due to broker for swaps	550,000	—	910,000	6,282
Accrued trustees’ fees	1	—	—	—
Accrued expenses and other liabilities	23,009	19,443	26,505	19,571

Total Liabilities	576,826	566,498	1,088,513	359,408

Net Assets	$4,714,799	$2,407,983	$32,988,859	$3,839,460

Net Assets Consist Of:
Capital Stock	$3,802,390	$3,999,781	$31,239,155	$5,494,875
Accumulated undistributed net investment loss	(8,052)	(11,951)	(57,226)	(14,877)
Accumulated net realized loss	(16,050)	(1,032,792)	(553,394)	(1,306,983)
Net unrealized appreciation (depreciation) on:
Investment securities	230,981	—	444,619	—
Swaps	705,530	(547,055)	1,915,705	(333,555)

Net Assets	$4,714,799	$2,407,983	$32,988,859	$3,839,460

Calculation of Net Asset Value Per Share:
Net assets	$4,714,799	$2,407,983	$32,988,859	$3,839,460
Shares outstanding (unlimited shares of beneficial interest authorized, par value)	100,001	100,001	750,001	150,001
Net assets value, redemption price and offering price per share	$47.15	$24.08	$43.99	$25.60

Cost of Investments	$4,333,839	$2,960,815	$31,573,022	$4,188,350

The accompanying notes are an integral part of these financial statements.
DIREXION SEMI-ANNUAL REPORT  91

Statements of Assets and Liabilities
April 30, 2011 (Unaudited)

	Direxion Daily	Direxion Daily
	Natural Gas	Natural Gas	Direxion Daily	Direxion Daily
	Related Bull	Related Bear	Gold Miners	Gold Miners
	2X Shares	2X Shares	Bull 2X Shares	Bear 2X Shares

Assets:
Investments, at market value (Note 2)	$7,604,595	$2,518,436	$20,999,381	$8,131,798
Cash	300,000	—	—	—
Receivable for Fund shares sold	—	—	3,902,284	—
Due from investment adviser, net	—	3,386	—	1,797
Dividends and interest receivable	312	65	262	210
Unrealized appreciaton on swaps	2,775,315	—	1,866,869	—
Prepaid expense and other assets	11,177	11,201	12,139	12,130

Total Assets	10,691,399	2,533,088	26,780,935	8,145,935

Liabilities:
Payable for investments purchased	—	—	3,849,196	—
Unrealized depreciation on swaps	—	866,251	—	769,574
Due to investment adviser, net	550	—	4,300	—
Due to broker for swaps	2,502,594	4,592	1,439,354	78,274
Accrued trustees’ fees	—	4	—	—
Accrued expenses and other liabilities	23,931	19,738	26,372	23,723

Total Liabilities	2,527,075	890,585	5,319,222	871,571

Net Assets	$8,164,324	$1,642,503	$21,461,713	$7,274,364

Net Assets Consist Of:
Capital Stock	$3,997,497	$3,989,576	$19,386,945	$8,466,686
Accumulated undistributed net investment loss	(26,960)	(9,979)	(22,683)	(22,997)
Accumulated net realized gain (loss)	703,573	(1,470,843)	(90,403)	(399,751)
Net unrealized appreciation (depreciation) on:
Investment securities	714,899	—	320,985	—
Swaps	2,775,315	(866,251)	1,866,869	(769,574)

Net Assets	$8,164,324	$1,642,503	$21,461,713	$7,274,364

Calculation of Net Asset Value Per Share:
Net assets	$8,164,324	$1,642,503	$21,461,713	$7,274,364
Shares outstanding (unlimited shares of beneficial interest authorized, par value)	100,001	100,001	550,001	200,001
Net assets value, redemption price and offering price per share	$81.64	$16.42	$39.02	$36.37

Cost of Investments	$6,889,696	$2,518,436	$20,678,396	$8,131,798

The accompanying notes are an integral part of these financial statements.
92  DIREXION SEMI-ANNUAL REPORT

Statements of Assets and Liabilities
April 30, 2011 (Unaudited)

	Direxion Daily	Direxion Daily	Direxion Daily	Direxion Daily
	Retail Bull	Retail Bear	Large Cap Bull	Large Cap Bear
	2X Shares	2X Shares	3X Shares	3X Shares

Assets:
Investments, at market value (Note 2)	$6,046,003	$3,225,623	$289,173,233	$210,805,285
Receivable for Fund shares sold	—	—	4,543,585	11,492,970
Receivable for investments sold	35,131	—	—	—
Due from investment adviser, net	2,321	4,859	—	—
Due from broker for swaps	—	—	377,426	—
Dividends and interest receivable	1,384	78	106,444	4,849
Unrealized appreciaton on swaps	1,715,132	—	50,540,673	—
Prepaid expense and other assets	11,424	11,176	12,774	12,651

Total Assets	7,811,395	3,241,736	344,754,135	222,315,755

Liabilities:
Payable for Fund shares redeemed	—	—	4,560,644	—
Unrealized depreciation on swaps	—	932,296	—	45,862,839
Due to investment adviser, net	—	—	171,587	96,162
Due to broker for swaps	1,459,640	—	43,274,768	206,436
Accrued trustees’ fees	1	3	—	76
Accrued expenses and other liabilities	29,321	27,828	267,278	199,951

Total Liabilities	1,488,962	960,127	48,274,277	46,365,464

Net Assets	$6,322,433	$2,281,609	$296,479,858	$175,950,291

Net Assets Consist Of:
Capital Stock	$3,998,330	$3,990,608	$159,919,815	$805,455,284
Accumulated undistributed net investment loss	(23,089)	(11,393)	(754,419)	(939,164)
Accumulated net realized gain (loss)	92,934	(765,310)	85,466,863	(582,702,990)
Net unrealized appreciation (depreciation) on:
Investment securities	539,126	—	1,306,926	—
Swaps	1,715,132	(932,296)	50,540,673	(45,862,839)

Net Assets	$6,322,433	$2,281,609	$296,479,858	$175,950,291

Calculation of Net Asset Value Per Share:
Net assets	$6,322,433	$2,281,609	$296,479,858	$175,950,291
Shares outstanding (unlimited shares of beneficial interest authorized, par value)	100,001	100,001	3,250,417	5,429,745
Net assets value, redemption price and offering price per share	$63.22	$22.82	$91.21	$32.40

Cost of Investments	$5,506,877	$3,225,623	$287,866,307	$210,805,285

The accompanying notes are an integral part of these financial statements.
DIREXION SEMI-ANNUAL REPORT  93

Statements of Assets and Liabilities
April 30, 2011 (Unaudited)

	Direxion Daily	Direxion Daily	Direxion Daily	Direxion Daily
	Mid Cap Bull	Mid Cap Bear	Small Cap Bull	Small Cap Bear
	3X Shares	3X Shares	3X Shares	3X Shares

Assets:
Investments, at market value (Note 2)	$67,077,527	$14,525,464	$726,344,169	$660,258,016
Cash	—	—	1,684,200	297
Receivable for Fund shares sold	—	—	7,125	46,407,932
Receivable for investments sold	—	—	45,367,576	—
Dividends and interest receivable	7,906	323	50,490	15,085
Due from broker for swaps	—	—	2,797,032	—
Unrealized appreciaton on swaps	34,499,686	—	222,423,274	—
Prepaid expense and other assets	10,238	9,692	34,021	17,441

Total Assets	101,595,357	14,535,479	998,707,887	706,698,771

Liabilities:
Payable for Fund shares redeemed	—	—	107,330,918	—
Unrealized depreciation on swaps	—	3,816,567	—	129,491,478
Due to investment adviser, net	29,382	3,155	425,301	303,128
Due to broker for swaps	33,570,000	8,798	201,612,484	—
Accrued trustees’ fees	—	5	—	—
Accrued expenses and other liabilities	82,523	29,809	640,466	636,240

Total Liabilities	33,681,905	3,858,334	310,009,169	130,430,846

Net Assets	$67,913,452	$10,677,145	$688,698,718	$576,267,925

Net Assets Consist Of:
Capital Stock	$27,342,765	$50,976,877	$255,153,383	$1,936,173,974
Accumulated undistributed net investment loss	(234,474)	(54,835)	(2,355,934)	(3,056,849)
Accumulated net realized gain (loss)	3,657,805	(36,428,330)	212,554,087	(1,227,357,722)
Net unrealized appreciation (depreciation) on:
Investment securities	2,647,670	—	923,908	—
Swaps	34,499,686	(3,816,567)	222,423,274	(129,491,478)

Net Assets	$67,913,452	$10,677,145	$688,698,718	$576,267,925

Calculation of Net Asset Value Per Share:
Net assets	$67,913,452	$10,677,145	$688,698,718	$576,267,925
Shares outstanding (unlimited shares of beneficial interest authorized, par value)	1,100,000	324,967	7,250,017	18,005,985
Net assets value, redemption price and offering price per share	$61.74	$32.86	$94.99	$32.00

Cost of Investments	$64,429,857	$14,525,464	$725,420,261	$660,258,016

The accompanying notes are an integral part of these financial statements.
94  DIREXION SEMI-ANNUAL REPORT

Statements of Assets and Liabilities
April 30, 2011 (Unaudited)

			Direxion Daily	Direxion Daily
	Direxion Daily	Direxion Daily	Developed	Developed
	China Bull	China Bear	Markets Bull	Markets Bear
	3X Shares	3X Shares	3X Shares	3X Shares

Assets:
Investments, at market value (Note 2)	$61,302,953	$12,210,939	$41,636,466	$16,960,213
Cash	—	—	2,095	—
Due from investment adviser, net	—	—	—	1,786
Dividends and interest receivable	81,705	271	61,491	369
Due from broker for swaps	986,507	881	13,216	—
Foreign tax reclaims	—	—	6,532	—
Unrealized appreciaton on swaps	18,534,530	—	8,618,164	—
Prepaid expense and other assets	9,838	9,699	9,685	9,632

Total Assets	80,915,533	12,221,790	50,347,649	16,972,000

Liabilities:
Unrealized depreciation on swaps	—	3,324,344	—	3,920,350
Due to investment adviser, net	38,154	1,822	16,081	—
Due to broker for swaps	17,902,589	161,793	8,890,000	—
Accrued trustees’ fees	18	—	—	6
Accrued expenses and other liabilities	50,214	21,745	46,181	37,646

Total Liabilities	17,990,975	3,509,704	8,952,262	3,958,002

Net Assets	$62,924,558	$8,712,086	$41,395,387	$13,013,998

Net Assets Consist Of:
Capital Stock	$42,928,684	$20,682,141	$27,913,220	$37,957,909
Accumulated undistributed net investment loss	(197,330)	(44,245)	(616,039)	(62,979)
Accumulated net realized loss	(3,547,936)	(8,601,466)	(63,955)	(20,960,582)
Net unrealized appreciation (depreciation) on:
Investment securities	5,206,610	—	5,543,997	—
Swaps	18,534,530	(3,324,344)	8,618,164	(3,920,350)

Net Assets	$62,924,558	$8,712,086	$41,395,387	$13,013,998

Calculation of Net Asset Value Per Share:
Net assets	$62,924,558	$8,712,086	$41,395,387	$13,013,998
Shares outstanding (unlimited shares of beneficial interest authorized, par value)	1,100,011	700,001	500,000	439,951
Net assets value, redemption price and offering price per share	$57.20	$12.45	$82.79	$29.58

Cost of Investments	$56,096,343	$12,210,939	$36,092,469	$16,960,213

The accompanying notes are an integral part of these financial statements.
DIREXION SEMI-ANNUAL REPORT  95

Statements of Assets and Liabilities
April 30, 2011 (Unaudited)

	Direxion	Direxion	Direxion	Direxion
	Daily Emerging	Daily Emerging	Daily Latin	Daily Latin
	Markets Bull	Markets Bear	America Bull	America Bear
	3X Shares	3X Shares	3X Shares	3X Shares

Assets:
Investments, at market value (Note 2)	$334,112,918	$114,704,166	$37,948,024	$4,412,900
Cash	174	—	—	—
Due from investment adviser, net	—	—	—	4,196
Dividends and interest receivable	199,225	2,570	118,399	99
Due from broker for swaps	—	—	—	9
Unrealized appreciaton on swaps	105,540,181	—	12,798,037	—
Prepaid expense and other assets	21,345	18,256	9,809	9,666

Total Assets	439,873,843	114,724,992	50,874,269	4,426,870

Liabilities:
Payable for Fund shares redeemed	—	2,415,210	—	—
Unrealized depreciation on swaps	—	19,408,965	—	1,433,414
Due to investment adviser, net	198,076	49,579	14,128	—
Due to broker for swaps	95,742,599	594,333	11,348,063	16,331
Accrued expenses and other liabilities	356,352	116,539	76,978	25,726

Total Liabilities	96,297,027	22,584,626	11,439,169	1,475,471

Net Assets	$343,576,816	$92,140,366	$39,435,100	$2,951,399

Net Assets Consist Of:
Capital Stock	$168,256,340	$322,124,941	$29,265,743	$8,099,876
Accumulated undistributed net investment loss	(2,278,984)	(493,676)	(725,320)	(19,834)
Accumulated net realized gain (loss)	68,909,769	(210,081,934)	(5,255,366)	(3,695,229)
Net unrealized appreciation (depreciation) on:
Investment securities	3,149,510	—	3,352,006	—
Swaps	105,540,181	(19,408,965)	12,798,037	(1,433,414)

Net Assets	$343,576,816	$92,140,366	$39,435,100	$2,951,399

Calculation of Net Asset Value Per Share:
Net assets	$343,576,816	$92,140,366	$39,435,100	$2,951,399
Shares outstanding (unlimited shares of beneficial interest authorized, par value)	7,750,000	5,689,718	1,000,023	200,001
Net assets value, redemption price and offering price per share	$44.33	$16.19	$39.43	$14.76

Cost of Investments	$330,963,408	$114,704,166	$34,596,018	$4,412,900

The accompanying notes are an integral part of these financial statements.
96  DIREXION SEMI-ANNUAL REPORT

Statements of Assets and Liabilities
April 30, 2011 (Unaudited)

	Direxion Daily	Direxion Daily	Direxion Daily	Direxion Daily
	Semiconductor	Semiconductor	Energy	Energy Bear
	Bull 3X Shares	Bear 3X Shares	Bull 3X Shares	3X Shares

Assets:
Investments, at market value (Note 2)	$127,706,831	$27,291,742	$340,783,636	$74,232,855
Receivable for Fund shares sold	—	—	9,211	5,061,904
Receivable for investments sold	3,045,687	—	44,713,290	—
Dividends and interest receivable	15,353	597	14,576	1,687
Due from broker for swaps	—	—	4,662,352	—
Unrealized appreciaton on swaps	36,505,393	—	88,366,407	—
Prepaid expense and other assets	10,992	10,255	12,071	23,221

Total Assets	167,284,256	27,302,594	478,561,543	79,319,667

Liabilities:
Payable for Fund shares redeemed	3,072,653	—	46,056,954	—
Payable for investments purchased	—	—	59,482	—
Unrealized depreciation on swaps	—	6,197,004	—	16,293,072
Due to investment adviser, net	78,239	10,049	231,750	30,566
Due to broker for swaps	35,015,375	222,470	77,310,486	526,978
Accrued trustees’ fees	—	—	—	42
Accrued expenses and other liabilities	67,050	26,402	263,946	82,459

Total Liabilities	38,233,317	6,455,925	123,922,618	16,933,117

Net Assets	$129,050,939	$20,846,669	$354,638,925	$62,386,550

Net Assets Consist Of:
Capital Stock	$93,993,101	$35,015,314	$65,426,162	$160,308,307
Accumulated undistributed net investment loss	(333,296)	(79,194)	(1,002,535)	(279,036)
Accumulated net realized gain (loss)	(1,579,362)	(7,892,447)	201,464,181	(81,349,649)
Net unrealized appreciation (depreciation) on:
Investment securities	465,103	—	384,710	—
Swaps	36,505,393	(6,197,004)	88,366,407	(16,293,072)

Net Assets	$129,050,939	$20,846,669	$354,638,925	$62,386,550

Calculation of Net Asset Value Per Share:
Net assets	$129,050,939	$20,846,669	$354,638,925	$62,386,550
Shares outstanding (unlimited shares of beneficial interest authorized, par value)	2,100,001	399,949	3,850,017	4,929,937
Net assets value, redemption price and offering price per share	$61.45	$52.12	$92.11	$12.65

Cost of Investments	$127,241,728	$27,291,742	$340,398,926	$74,232,855

The accompanying notes are an integral part of these financial statements.
DIREXION SEMI-ANNUAL REPORT  97

Statements of Assets and Liabilities
April 30, 2011 (Unaudited)

	Direxion Daily	Direxion Daily	Direxion Daily	Direxion Daily
	Financial Bull	Financial Bear	Real Estate Bull	Real Estate Bear
	3X Shares	3X Shares	3X Shares	3X Shares

Assets:
Investments, at market value (Note 2)	$1,676,549,388	$661,491,885	$136,796,831	$42,667,866
Cash	8,703,620	—	600,000	—
Receivable for Fund shares sold	2,453	13,722,758	—	—
Receivable for investments sold	114,102,496	—	—	—
Dividends and interest receivable	446,467	16,507	27,835	884
Due from broker for swaps	82,743	—	473,478	—
Unrealized appreciaton on swaps	285,441,408	—	78,355,699	—
Prepaid expense and other assets	58,241	100,092	13,216	11,875

Total Assets	2,085,386,816	675,331,242	216,267,059	42,680,625

Liabilities:
Payable for Fund shares redeemed	119,371,205	—	—	—
Payable for investments purchased	605,551	—	12,554,714	—
Unrealized depreciation on swaps	1,904,041	48,708,842	—	8,940,619
Due to investment adviser, net	1,163,983	397,101	77,172	15,489
Due to broker for swaps	291,551,971	1,440,225	78,298,908	10,000
Accrued trustees’ fees	—	546	37	36
Accrued expenses and other liabilities	1,348,924	445,082	147,551	68,484

Total Liabilities	415,945,675	50,991,796	91,078,382	9,034,628

Net Assets	$1,669,441,141	$624,339,446	$125,188,677	$33,645,997

Net Assets Consist Of:
Capital Stock	$1,314,320,471	$3,695,212,292	$33,009,460	$166,672,597
Accumulated undistributed net investment income (loss)	(4,527,829)	(3,954,348)	20,823	(236,259)
Accumulated net realized gain (loss)	80,909,025	(3,018,209,656)	13,286,294	(123,849,722)
Net unrealized appreciation (depreciation) on:
Investment securities	(4,797,893)	—	516,401	—
Swaps	283,537,367	(48,708,842)	78,355,699	(8,940,619)

Net Assets	$1,669,441,141	$624,339,446	$125,188,677	$33,645,997

Calculation of Net Asset Value Per Share:
Net assets	$1,669,441,141	$624,339,446	$125,188,677	$33,645,997
Shares outstanding (unlimited shares of beneficial interest authorized, par value)	54,446,804	15,881,645	1,600,000	2,819,891
Net assets value, redemption price and offering price per share	$30.66	$39.31	$78.24	$11.93

Cost of Investments	$1,681,347,281	$661,491,885	$136,280,430	$42,667,866

The accompanying notes are an integral part of these financial statements.
98  DIREXION SEMI-ANNUAL REPORT

Statements of Assets and Liabilities
April 30, 2011 (Unaudited)

	Direxion Daily	Direxion Daily	Direxion Daily	Direxion Daily
	Technology	Technology	7-10 Year Treasury	7-10 Year Treasury
	Bull 3X Shares	Bear 3X Shares	Bull 3X Shares	Bear 3X Shares

Assets:
Investments, at market value (Note 2)	$253,514,673	$57,101,340	$7,936,065	$80,936,779
Receivable for investments sold	7,735,701	—	—	—
Due from investment adviser, net	—	—	498	—
Due from broker for swaps	—	469,982	—	—
Dividends and interest receivable	25,605	1,314	184	1,856
Unrealized appreciaton on swaps	80,538,024	—	509,537	2,130,657
Prepaid expense and other assets	12,316	11,600	9,809	10,083

Total Assets	341,826,319	57,584,236	8,456,093	83,079,375

Liabilities:
Payable for Fund shares redeemed	7,667,921	—	—	—
Payable for investments purchased	19,696	—	—	—
Unrealized depreciation on swaps	257,763	16,876,368	—	3,014,220
Due to investment adviser, net	184,169	35,122	—	47,695
Due to broker for swaps	77,329,356	253,024	124,394	2,393,420
Accrued expenses and other liabilities	166,841	43,329	32,986	56,737

Total Liabilities	85,625,746	17,207,843	157,380	5,512,072

Net Assets	$256,200,573	$40,376,393	$8,298,713	$77,567,303

Net Assets Consist Of:
Capital Stock	$155,441,334	$122,298,412	$7,862,337	$91,564,010
Accumulated undistributed net investment loss	(811,432)	(200,212)	(72,057)	(306,106)
Accumulated net realized gain (loss)	20,536,522	(64,845,439)	(1,104)	(12,807,038)
Net unrealized appreciation (depreciation) on:
Investment securities	753,888	—	—	—
Swaps	80,280,261	(16,876,368)	509,537	(883,563)

Net Assets	$256,200,573	$40,376,393	$8,298,713	$77,567,303

Calculation of Net Asset Value Per Share:
Net assets	$256,200,573	$40,376,393	$8,298,713	$77,567,303
Shares outstanding (unlimited shares of beneficial interest authorized, par value)	5,000,000	2,109,929	150,000	1,800,000
Net assets value, redemption price and offering price per share	$51.24	$19.14	$55.32	$43.09

Cost of Investments	$252,760,785	$57,101,340	$7,936,065	$80,936,779

The accompanying notes are an integral part of these financial statements.
DIREXION SEMI-ANNUAL REPORT  99

Statements of Assets and Liabilities
April 30, 2011 (Unaudited)

	Direxion Daily	Direxion Daily
	20+ Year Treasury	20+ Year Treasury
	Bull 3X Shares	Bear 3X Shares

Assets:
Investments, at market value (Note 2)	$25,680,099	$560,013,969
Receivable for Fund shares sold	1,676,075	12,339,943
Receivable for investments sold	1,712,990	—
Dividends and interest receivable	723	11,857
Unrealized appreciation on swaps	1,793,976	20,343,610
Prepaid expense and other assets	10,014	11,212

Total Assets	30,873,877	592,720,591

Liabilities:
Payable for Fund shares redeemed	3,390,910	6,275,229
Unrealized depreciation on swaps	74,710	41,684,426
Due to investment adviser, net	14,391	311,592
Due to broker for swaps	1,375,983	24,852,469
Accrued expenses and other liabilities	36,603	214,695

Total Liabilities	4,892,597	73,338,411

Net Assets	$25,981,280	$519,382,180

Net Assets Consist Of:
Capital Stock	$28,727,375	$622,945,024
Accumulated undistributed net investment loss	(238,218)	(1,647,178)
Accumulated net realized loss	(4,270,398)	(80,574,850)
Net unrealized appreciation (depreciation) on:
Investment securities	43,255	—
Swaps	1,719,266	(21,340,816)

Net Assets	$25,981,280	$519,382,180

Calculation of Net Asset Value Per Share:
Net assets	$25,981,280	$519,382,180
Shares outstanding (unlimited shares of beneficial interest authorized, par value)	750,000	12,850,000
Net assets value, redemption price and offering price per share	$34.64	$40.42

Cost of Investments	$25,636,844	$560,013,969

The accompanying notes are an integral part of these financial statements.
100  DIREXION SEMI-ANNUAL REPORT

Statements of Operations
Period Ended April 30, 2011 (Unaudited)

				Direxion Daily
	Direxion	Direxion Daily	Direxion Daily	Total Bond
	Airline	7-10 Year Treasury	20+ Year Treasury	Market Bear
	Shares[1]	Bear 1X Shares[2]	Bear 1X Shares[2]	1X Shares[2]

Investment income:
Dividend income(net of foreign withholding tax of $1,191,$-, $- and $-, respectively)	$9,821	$—	$—	$—
Interest Income	126	152	148	156

Total Investment Income	9,947	152	148	156

Expenses:
Licensing fees	8,416	1,151	1,151	1,438
Professional fees	6,759	2,659	2,659	2,659
Investment advisory fees	5,130	1,936	1,939	1,924
Transfer agent fees	4,888	1,696	1,697	1,696
Offering fees	4,265	884	885	885
Custody fees	3,395	603	603	603
Pricing fees	2,191	767	767	767
Exchange listing fees	1,871	607	607	607
Administration and accounting fees	1,263	384	384	382
Report to shareholders	125	71	71	71
Compliance fees	70	29	29	29
Trustees’ fees and expenses	42	18	18	18
Insurance fees	27	7	7	7
Excise tax	3	—	—	—
Other	2,120	542	542	542

Total expenses	40,565	11,354	11,359	11,628
Less: Reimbursement of expenses from Adviser	(32,501)	(8,558)	(8,557)	(8,849)

Net expenses	8,064	2,796	2,802	2,779

Net investment income (loss)	1,883	(2,644)	(2,654)	(2,623)

Net Realized and unrealized gain (loss) on investments:
Net realized gain (loss) on:
Investment securities	(95,269)	—	—	—
Swaps	(57,031)	1,123	(2,658)	(438)

Net realized gain (loss) on investment securities and swaps	(152,300)	1,123	(2,658)	(438)

Change in unrealized depreciation on:
Investment securities	(237,736)	—	—	—
Swaps	(45,982)	(34,038)	(50,004)	(43,497)

Change in unrealized depreciation on investment securities and swaps	(283,718)	(34,038)	(50,004)	(43,497)

Net realized and unrealized loss on investment securities and swaps	(436,018)	(32,915)	(52,662)	(43,935)

Net decrease in net assets resulting from operations	$(434,135)	$(35,559)	$(55,316)	$(46,558)

[1]	Represents the period of December 8, 2010 (commencement of operations) to April 30, 2011.
[2]	Represents the period of March 23, 2011 (commencement of operations) to April 30, 2011.

The accompanying notes are an integral part of these financial statements.
DIREXION SEMI-ANNUAL REPORT  101

Statements of Operations
Period Ended April 30, 2011 (Unaudited)

	Direxion Daily	Direxion Daily	Direxion Daily	Direxion Daily
	BRIC Bull	BRIC Bear	India Bull	India Bear
	2X Shares	2X Shares	2X Shares	2X Shares

Investment income:
Dividend income(net of foreign withholding tax of $822,$- ,$- and $-, respectively)	$20,400	$—	$39,515	$—
Interest Income	581	850	3,285	862

Total Investment Income	20,981	850	42,800	862

Expenses:
Investment advisory fees	16,410	10,042	77,845	12,339
Professional fees	7,899	7,735	8,274	7,732
Transfer agent fees	6,061	6,018	6,470	6,033
Licensing fees	5,900	3,789	8,304	1,315
Pricing fees	3,676	3,676	3,676	3,676
Custody fees	3,286	1,330	2,364	1,255
Offering fees	3,182	3,182	3,182	3,182
Exchange listing fees	2,221	2,221	2,221	2,221
Administration and accounting fees	1,434	760	5,947	931
Interest expense	290	81	775	110
Report to shareholders	254	101	484	84
Compliance fees	117	76	387	76
Trustees’ fees and expenses	69	44	231	44
Insurance fees	46	34	50	35
Excise tax	—	—	648	—
Other	2,482	2,482	2,483	2,481

Total expenses	53,327	41,571	123,341	41,514
Less: Reimbursement of expenses from Adviser	(32,251)	(28,770)	(23,315)	(25,775)

Net expenses	21,076	12,801	100,026	15,739

Net investment loss	(95)	(11,951)	(57,226)	(14,877)

Net Realized and unrealized gain (loss) on investments:
Net realized gain (loss) on:
Investment securities	66,895	—	—	—
Swaps	27,897	(339,691)	(277,752)	(311,934)

Net realized gain (loss) on investment securities and swaps	94,792	(339,691)	(277,752)	(311,934)

Change in unrealized appreciation (depreciation) on:
Investment securities	12,511	—	454,331	—
Swaps	338,046	(154,178)	427,054	61,170

Change in unrealized appreciation (depreciation) investment securities and swaps	350,557	(154,178)	881,385	61,170

Net realized and unrealized gain (loss) on investment securities and swaps	445,349	(493,869)	603,633	(250,764)

Net increase (decrease) in net assets resulting from operations	$445,254	$(505,820)	$546,407	$(265,641)

The accompanying notes are an integral part of these financial statements.
102  DIREXION SEMI-ANNUAL REPORT

Statements of Operations
Period Ended April 30, 2011 (Unaudited)

	Direxion Daily	Direxion Daily
	Natural Gas	Natural Gas	Direxion Daily	Direxion Daily
	Related Bull	Related Bear	Gold Miners Bull	Gold Miners Bear
	2X Shares	2X Shares	2X Shares[1]	2X Shares[1]

Investment income:
Dividend income(net of foreign withholding tax of $1,080,$-, $- and $-, respectively)	$10,856	$—	$12,826	$—
Interest Income	923	842	1,066	1,169

Total Investment Income	11,779	842	13,892	1,169

Expenses:
Investment advisory fees	23,601	8,543	28,412	18,920
Professional fees	7,859	7,750	6,790	6,777
Transfer agent fees	6,108	6,008	5,004	4,941
Offering fees	4,967	4,955	5,553	5,553
Custody fees	3,650	1,938	3,637	1,992
Pricing fees	3,645	3,644	2,744	2,744
Licensing fees	2,426	812	8,416	8,416
Exchange listing fees	2,221	2,221	1,871	1,871
Administration and accounting fees	1,841	648	2,361	1,423
Interest expense	929	—	139	200
Report to shareholders	220	168	149	141
Compliance fees	145	74	96	87
Trustees’ fees and expenses	85	41	57	52
Insurance fees	28	40	27	27
Excise tax	—	—	448	—
Other	2,483	2,483	2,147	2,143

Total expenses	60,208	39,325	67,851	55,287
Less: Reimbursement of expenses from Adviser	(29,385)	(28,504)	(31,276)	(31,121)

Net expenses	30,823	10,821	36,575	24,166

Net investment loss	(19,044)	(9,979)	(22,683)	(22,997)

Net Realized and unrealized gain (loss) on investments:
Net realized gain (loss) on:
Investment securities	227,993	—	—	—
Swaps	540,262	(1,231,339)	(90,403)	(399,751)

Net realized gain (loss) on investment securities and swaps	768,255	(1,231,339)	(90,403)	(399,751)

Change in unrealized appreciation (depreciation) on:
Investment securities	578,688	—	320,985	—
Swaps	2,491,306	(523,715)	1,866,869	(769,574)

Change in unrealized appreciation (depreciation) investment securities and swaps	3,069,994	(523,715)	2,187,854	(769,574)

Net realized and unrealized gain (loss) on investment securities and swaps	3,838,249	(1,755,054)	2,097,451	(1,169,325)

Net increase (decrease) in net assets resulting from operations	$3,819,205	$(1,765,033)	$2,074,768	$(1,192,322)

[1]	Represents the period of December 8, 2010 (commencement of investment operations) to April 30, 2011.

The accompanying notes are an integral part of these financial statements.
DIREXION SEMI-ANNUAL REPORT  103

Statements of Operations
Period Ended April 30, 2011 (Unaudited)

	Direxion Daily	Direxion Daily	Direxion Daily	Direxion Daily
	Retail Bull	Retail Bear	Large Cap Bull	Large Cap Bear
	2X Shares	2X Shares	3X Shares	3X Shares

Investment income:
Dividend income(net of foreign withholding tax of $-, $-, $243 and $-, respectively)	$20,756	$—	$540,380	$—
Interest Income	880	876	50,993	69,789

Total Investment Income	21,636	876	591,373	69,789

Expenses:
Investment advisory fees	21,191	9,686	954,308	750,330
Licensing fees	12,387	12,362	167,115	134,348
Professional fees	7,864	7,748	33,057	34,988
Transfer agent fees	6,092	6,016	12,313	13,203
Offering fees	4,956	4,956	5,025	5,024
Pricing fees	3,645	3,645	3,678	3,678
Custody fees	3,617	1,915	23,661	13,256
Exchange listing fees	2,221	2,221	2,655	3,831
Administration and accounting fees	1,763	733	76,007	58,741
Interest expense	1,055	—	58,316	662
Report to shareholders	226	156	14,515	16,007
Compliance fees	147	74	6,347	6,212
Trustees’ fees and expenses	86	41	3,730	3,566
Insurance fees	34	34	1,848	3,130
Other	2,483	2,482	2,923	4,407

Total expenses	67,767	52,069	1,365,498	1,051,383
Less: Reimbursement of expenses from Adviser	(39,870)	(39,800)	(98,391)	(100,304)

Net expenses	27,897	12,269	1,267,107	951,079

Net investment loss	(6,261)	(11,393)	(675,734)	(881,290)

Net Realized and unrealized gain (loss) on investments:
Net realized gain (loss) on:
Investment securities	1,693	—	24,221	—
In-kind redemptions	—	—	10,238,521	—
Swaps	113,234	(431,767)	128,307,290	(115,537,169)

Net realized gain (loss) on investment securities, in-kind redemptions, and swaps	114,927	(431,767)	138,570,032	(115,537,169)

Change in unrealized appreciation (depreciation) on:
Investment securities	298,455	—	(610,523)	—
Swaps	984,284	(329,467)	(19,784,708)	11,179,858

Change in unrealized appreciation (depreciation) investment securities and swaps	1,282,739	(329,467)	(20,395,231)	11,179,858

Net realized and unrealized gain (loss) on investment securities, in-kind redemptions, and swaps	1,397,666	(761,234)	118,174,801	(104,357,311)

Net increase (decrease) in net assets resulting from operations	$1,391,405	$(772,627)	$117,499,067	$(105,238,601)

The accompanying notes are an integral part of these financial statements.
104  DIREXION SEMI-ANNUAL REPORT

Statements of Operations
Period Ended April 30, 2011 (Unaudited)

	Direxion Daily	Direxion Daily	Direxion Daily	Direxion Daily
	Mid Cap Bull	Mid Cap Bear	Small Cap Bull	Small Cap Bear
	3X Shares	3X Shares	3X Shares	3X Shares

Investment income:
Dividend income(net of foreign withholding tax of $-, $-, $195 and $-, respectively)	$112,911	$—	$612,217	$—
Interest Income	10,821	4,566	130,579	224,893

Total Investment Income	123,732	4,566	742,796	224,893

Expenses:
Investment advisory fees	204,153	46,894	2,358,173	2,569,713
Excise tax	85,515	—	—	—
Licensing fees	23,772	2,182	437,079	496,212
Administration and accounting fees	19,180	3,554	187,951	196,425
Interest expense	18,064	2	120,954	1,416
Professional fees	17,186	11,791	48,206	61,723
Custody fees	15,925	1,936	76,853	39,582
Transfer agent fees	7,312	8,504	21,672	25,333
Pricing fees	3,679	3,679	3,678	3,678
Report to shareholders	3,097	1,148	29,507	44,197
Exchange listing fees	2,221	2,323	2,221	3,925
Compliance fees	1,326	398	15,185	20,092
Trustees’ fees and expenses	781	228	8,956	11,587
Insurance fees	360	273	4,722	7,200
Other	2,523	2,497	3,972	9,007

Total expenses	405,094	85,409	3,319,129	3,490,090
Less: Reimbursement of expenses from Adviser	(42,921)	(26,008)	(211,156)	(233,705)

Net expenses	362,173	59,401	3,107,973	3,256,385

Net investment loss	(238,441)	(54,835)	(2,365,177)	(3,031,492)

Net Realized and unrealized gain (loss) on investments:
Net realized gain (loss) on:
Investment securities	32,889	—	40,245	—
In-kind redemptions	870,616	—	26,953,675	—
Swaps	5,592,220	(11,329,851)	262,487,069	(595,692,988)

Net realized gain (loss) on investment securities, in-kind redemptions, and swaps	6,495,725	(11,329,851)	289,480,989	(595,692,988)

Change in unrealized appreciation (depreciation) on:
Investment securities	1,000,157	—	(543,069)	—
Swaps	20,162,308	3,080,474	118,145,773	111,225,104

Change in unrealized appreciation investment securities and swaps	21,162,465	3,080,474	117,602,704	111,225,104

Net realized and unrealized gain (loss) on investment securities, in-kind redemptions, and swaps	27,658,190	(8,249,377)	407,083,693	(484,467,884)

Net increase (decrease) in net assets resulting from operations	$27,419,749	$(8,304,212)	$404,718,516	$(487,499,376)

The accompanying notes are an integral part of these financial statements.
DIREXION SEMI-ANNUAL REPORT  105

Statements of Operations
Period Ended April 30, 2011 (Unaudited)

			Direxion Daily	Direxion Daily
	Direxion Daily	Direxion Daily	Developed	Developed
	China Bull	China Bear	Markets Bull	Markets Bear
	3X Shares	3X Shares	3X Shares	3X Shares

Investment income:
Dividend income(net of foreign withholding tax of $9,829, $-, $28,905 and $-, respectively)	$93,476	$—	$184,160	$—
Interest Income	10,662	3,179	2,973	4,390

Total Investment Income	104,138	3,179	187,133	4,390

Expenses:
Investment advisory fees	230,785	37,438	104,412	53,107
Licensing fees	24,540	3,977	33,667	35,771
Administration and accounting fees	18,082	2,829	9,132	4,020
Professional fees	14,387	8,218	12,143	10,900
Interest expense	9,140	2	3,176	100
Transfer agent fees	7,489	6,200	6,647	8,555
Custody fees	6,874	1,892	5,863	2,394
Pricing fees	3,676	3,676	3,673	3,673
Report to shareholders	2,727	663	1,659	1,608
Exchange listing fees	2,221	2,221	2,221	2,323
Compliance fees	1,585	258	653	415
Trustees’ fees and expenses	939	153	383	242
Offering fees	554	554	—	—
Insurance fees	275	106	155	208
Excise tax	—	—	16,935	—
Other	2,504	2,489	2,501	2,493

Total expenses	325,778	70,676	203,220	125,809
Less: Reimbursement of expenses from Adviser	(24,310)	(23,252)	(50,854)	(58,440)

Net expenses	301,468	47,424	152,366	67,369

Net investment income (loss)	(197,330)	(44,245)	34,767	(62,979)

Net Realized and unrealized gain (loss) on investments:
Net realized gain (loss) on:
Investment securities	197,054	—	192,149	—
Swaps	1,533,734	(2,312,453)	3,369,313	(6,155,709)

Net realized gain (loss) on investment securities, and swaps	1,730,788	(2,312,453)	3,561,462	(6,155,709)

Change in unrealized appreciation (depreciation) on:
Investment securities	1,387,753	—	2,055,587	—
Swaps	7,949,060	(671,949)	4,754,237	(122,966)

Change in unrealized appreciation (depreciation) investment securities and swaps	9,336,813	(671,949)	6,809,824	(122,966)

Net realized and unrealized gain (loss) on investment securities and swaps	11,067,601	(2,984,402)	10,371,286	(6,278,675)

Net increase (decrease) in net assets resulting from operations	$10,870,271	$(3,028,647)	$10,406,053	$(6,341,654)

The accompanying notes are an integral part of these financial statements.
106  DIREXION SEMI-ANNUAL REPORT

Statements of Operations
Period Ended April 30, 2011 (Unaudited)

	Direxion Daily	Direxion Daily
	Emerging	Emerging	Direxion Daily	Direxion Daily
	Markets Bull	Markets Bear	Latin America	Latin America
	3X Shares	3X Shares	Bull 3X Shares	Bear 3X Shares

Investment income:
Dividend income(net of foreign withholding tax of $115,544, $-, $16,654 and $-, respectively)	$1,034,149	$—	$261,167	$—
Interest Income	61,388	32,284	6,046	1,280

Total Investment Income	1,095,537	32,284	267,213	1,280

Expenses:
Investment advisory fees	1,360,128	414,536	154,349	13,251
Licensing fees	186,865	59,845	51,268	4,128
Administration and accounting fees	105,373	33,257	12,086	1,003
Interest expense	57,341	881	9,040	8
Professional fees	36,986	22,235	14,494	7,758
Custody fees	26,692	8,355	4,896	1,461
Report to shareholders	22,012	9,198	2,520	277
Transfer agent fees	15,018	8,715	6,980	6,039
Compliance fees	9,943	3,116	1,084	103
Trustees’ fees and expenses	5,828	1,807	639	59
Offering fees	5,025	5,025	554	554
Pricing fees	3,673	3,673	3,676	3,676
Insurance fees	2,783	1,232	239	64
Exchange listing fees	2,649	2,633	2,221	2,221
Excise tax	—	—	—	4,322
Other	3,433	4,076	2,503	2,485

Total expenses	1,843,749	578,584	266,549	47,409
Less: Reimbursement of expenses from Adviser	(63,579)	(52,624)	(62,000)	(26,295)

Net expenses	1,780,170	525,960	204,549	21,114

Net investment income (loss)	(684,633)	(493,676)	62,664	(19,834)

Net Realized and unrealized gain (loss) on investments:
Net realized gain (loss) on:
Investment securities	3,739,663	—	(1)	—
In-kind redemptions	26,408,998	—	—	—
Swaps	63,696,577	(43,539,697)	(95,382)	(865,635)

Net realized gain (loss) on investment securities, in-kind redemptions, and swaps	93,845,238	(43,539,697)	(95,383)	(865,635)

Change in unrealized appreciation (depreciation) on:
Investment securities	(23,328,478)	—	352,497	—
Swaps	30,810,725	8,431,474	3,515,595	(22,036)

Change in unrealized appreciation (depreciation) on investment securities and swaps	7,482,247	8,431,474	3,868,092	(22,036)

Net realized and unrealized gain (loss) on investment securities, in-kind redemptions, and swaps	101,327,485	(35,108,223)	3,772,709	(887,671)

Net increase (decrease) in net assets resulting from operations	$100,642,852	$(35,601,899)	$3,835,373	$(907,505)

The accompanying notes are an integral part of these financial statements.
DIREXION SEMI-ANNUAL REPORT  107

Statements of Operations
Period Ended April 30, 2011 (Unaudited)

	Direxion Daily	Direxion Daily	Direxion Daily	Direxion Daily
	Semiconductor	Semiconductor	Energy Bull	Energy Bear
	Bull 3X Shares	Bear 3X Shares	3X Shares	3X Shares

Investment income:
Dividend income(net of foreign withholding tax of $82, $-, $165 and $-, respectively)	$71,714	$—	$453,366	$—
Interest Income	15,632	4,710	61,211	17,492

Total Investment Income	87,346	4,710	514,577	17,492

Expenses:
Investment advisory fees	316,993	57,776	1,116,641	213,627
Licensing fees	42,266	7,704	136,300	14,855
Administration and accounting fees	23,983	4,353	86,890	18,040
Interest expense	19,117	222	75,569	213
Professional fees	17,759	8,014	27,821	51,445
Transfer agent fees	8,064	8,586	13,395	7,375
Custody fees	7,162	2,185	24,049	5,420
Pricing fees	3,676	3,676	3,679	3,679
Offering fees	3,182	3,182	—	—
Report to shareholders	2,397	328	17,825	4,565
Exchange listing fees	2,221	2,323	2,221	2,713
Compliance fees	1,763	317	6,484	1,533
Trustees’ fees and expenses	1,036	187	3,804	899
Insurance fees	311	76	2,534	336
Excise tax	—	10,498	—	—
Other	2,627	2,485	3,141	2,970

Total expenses	452,557	111,912	1,520,353	327,670
Less: Reimbursement of expenses from Adviser	(31,915)	(28,008)	(30,372)	(37,035)

Net expenses	420,642	83,904	1,489,981	290,635

Net investment loss	(333,296)	(79,194)	(975,404)	(273,143)

Net Realized and unrealized gain (loss) on investments:
Net realized gain (loss) on:
Investment securities	(755,022)	—	8,148	—
In-kind redemptions	2,580,540	—	17,772,328	—
Swaps	2,187,128	(5,198,200)	192,322,431	(40,867,148)

Net realized gain (loss) on investment securities, in-kind redemptions, and swaps	4,012,646	(5,198,200)	210,102,907	(40,867,148)

Change in unrealized appreciation (depreciation) on:
Investment securities	379,445	—	588,844	—
Swaps	25,748,964	(4,315,365)	34,434,618	(14,348,130)

Change in unrealized appreciation (depreciation) investment securities and swaps	26,128,409	(4,315,365)	35,023,462	(14,348,130)

Net realized and unrealized gain (loss) on investment securities, in-kind redemptions, and swaps	30,141,055	(9,513,565)	245,126,369	(55,215,278)

Net increase (decrease) in net assets resulting from operations	$29,807,759	$(9,592,759)	$244,150,965	$(55,488,421)

The accompanying notes are an integral part of these financial statements.
108  DIREXION SEMI-ANNUAL REPORT

Statements of Operations
Period Ended April 30, 2011 (Unaudited)

	Direxion Daily	Direxion Daily	Direxion Daily	Direxion Daily
	Financial Bull	Financial Bear	Real Estate	Real Estate
	3X Shares	3X Shares	Bull 3X Shares	Bear 3X Shares

Investment income:
Dividend income(net of foreign withholding tax of $6,857, $-, $- and $-, respectively)	$4,149,421	$—	$849,132	$—

Interest Income	362,279	268,475	24,964	17,199

Total Investment Income	4,511,700	268,475	874,096	17,199

Expenses:
Investment advisory fees	6,987,889	3,277,104	529,749	199,930
Licensing fees	858,969	386,632	64,379	26,025
Administration and accounting fees	531,536	250,219	41,412	15,169
Interest expense	222,082	3,828	41,614	214
Custody fees	106,510	51,354	13,963	5,212
Report to shareholders	98,629	78,898	8,483	6,433
Professional fees	95,268	116,797	23,057	20,099
Transfer agent fees	52,537	30,048	9,483	7,284
Compliance fees	50,581	27,261	3,924	1,783
Trustees’ fees and expenses	29,678	15,709	2,318	1,024
Insurance fees	16,060	9,157	1,281	989
Exchange listing fees	6,642	6,497	2,221	2,713
Offering fees	5,024	5,025	—	—
Pricing fees	3,679	3,679	3,678	3,678
Other	12,328	6,946	2,986	2,563

Total expenses	9,077,412	4,269,154	748,548	293,116
Less: Reimbursement of expenses from Adviser	(4,005)	(84,248)	(35,918)	(39,658)

Net expenses	9,073,407	4,184,906	712,630	253,458

Net investment income (loss)	(4,561,707)	(3,916,431)	161,466	(236,259)

Net Realized and unrealized gain (loss) on investments:
Net realized gain (loss) on:
Investment securities	(564,915)	—	(461,668)	—
In-kind redemptions	32,138,939	—	6,407,271	—
Swaps	415,075,160	(406,828,956)	16,354,066	(30,345,642)

Net realized gain (loss) on investment securities, in-kind redemptions, and swaps	446,649,184	(406,828,956)	22,299,669	(30,345,642)

Change in unrealized appreciation (depreciation) on:
Investment securities	52,564,500	—	(609,447)	—
Swaps	209,754,234	(12,276,749)	34,972,957	8,064,008

Change in unrealized appreciation (depreciation) investment securities and swaps	262,318,734	(12,276,749)	34,363,510	8,064,008

Net realized and unrealized gain (loss) on investment securities, in-kind redemptions, and swaps	708,967,918	(419,105,705)	56,663,179	(22,281,634)

Net increase (decrease) in net assets resulting from operations	$704,406,211	$(423,022,136)	$56,824,645	$(22,517,893)

The accompanying notes are an integral part of these financial statements.
DIREXION SEMI-ANNUAL REPORT  109

Statements of Operations
Period Ended April 30, 2011 (Unaudited)

	Direxion Daily	Direxion Daily	Direxion Daily	Direxion Daily
	Technology	Technology	7-10 Year Treasury	7-10 Year Treasury
	Bull 3X Shares	Bear 3X Shares	Bull 3X Shares	Bear 3X Shares

Investment income:
Dividend income(net of foreign withholding tax of $-, $-, $- and $-, respectively)	$282,945	$—	$—	$—
Interest Income	41,402	15,164	2,021	17,554

Total Investment Income	324,347	15,164	2,021	17,554

Expenses:
Investment advisory fees	858,258	168,316	28,255	253,140
Licensing fees	73,989	1,944	3,163	8,762
Administration and accounting fees	66,211	12,732	2,341	19,124
Interest expense	48,652	282	431	3,015
Professional fees	28,248	17,081	10,946	17,927
Custody fees	17,256	4,398	1,699	4,821
Report to shareholders	13,026	4,287	556	2,719
Transfer agent fees	11,673	7,073	6,140	7,639
Compliance fees	5,839	1,260	196	1,724
Pricing fees	3,673	3,673	3,678	3,678
Trustees’ fees and expenses	3,428	732	113	1,015
Exchange listing fees	2,221	2,713	2,730	2,730
Insurance fees	1,479	523	54	399
Other	2,933	2,633	2,492	2,515

Total expenses	1,136,886	227,647	62,794	329,208
Less: Reimbursement of expenses from Adviser	(1,107)	(14,165)	(26,574)	(5,548)

Net expenses	1,135,779	213,482	36,220	323,660

Net investment loss	(811,432)	(198,318)	(34,199)	(306,106)

Net Realized and unrealized gain (loss) on investments:
Net realized gain (loss) on:
Investment securities	(7,519)	—	—	—
In-kind redemptions	12,785,483	—	—	—
Swaps	20,401,166	(11,722,301)	(346,696)	1,030,835

Net realized gain (loss) on investment securities, in-kind redemptions, and swaps	33,179,130	(11,722,301)	(346,696)	1,030,835

Change in unrealized appreciation (depreciation) on:
Investment securities	(4,950,857)	—	—	—
Swaps	36,958,044	(4,955,552)	430,098	1,532,562

Change in unrealized appreciation (depreciation) investment securities and swaps	32,007,187	(4,955,552)	430,098	1,532,562

Net realized and unrealized gain (loss) on investment securities, in-kind redemptions, and swaps	65,186,317	(16,677,853)	83,402	2,563,397

Net increase (decrease) in net assets resulting from operations	$64,374,885	$(16,876,171)	$49,203	$2,257,291

The accompanying notes are an integral part of these financial statements.
110  DIREXION SEMI-ANNUAL REPORT

Statements of Operations
Period Ended April 30, 2011 (Unaudited)

	Direxion Daily	Direxion Daily
	20+ Year Treasury	20+ Year Treasury
	Bull 3X Shares	Bear 3X Shares

Investment income:
Interest Income	$5,302	$90,832

Total Investment Income	5,302	90,832

Expenses:
Investment advisory fees	76,564	1,390,067
Professional fees	12,304	31,828
Transfer agent fees	6,461	15,218
Administration and accounting fees	5,896	104,770
Pricing fees	3,678	3,678
Licensing fees	3,164	55,456
Exchange listing fees	2,730	2,730
Custody fees	2,703	21,786
Report to shareholders	984	12,700
Compliance fees	438	7,836
Interest expense	389	27,549
Insurance fees	266	1,520
Trustees’ fees and expenses	254	4,652
Other	2,495	7,847

Total expenses	118,326	1,687,637
Recoupment (Reimbursement) of expenses to (from) Adviser	(20,956)	50,373

Net expenses	97,370	1,738,010

Net investment loss	(92,068)	(1,647,178)

Net Realized and unrealized gain (loss) on investments:
Net realized gain (loss) on:
In-kind redemptions	(166)	—
Swaps	(4,063,707)	16,789,200

Net realized gain (loss) on in-kind redemptions, and swaps	(4,063,873)	16,789,200

Change in unrealized appreciation (depreciation) on:
Investment securities	43,255	—
Swaps	2,602,569	(28,717,532)

Change in unrealized appreciation (depreciation) investment securities and swaps	2,645,824	(28,717,532)

Net realized and unrealized loss on investment securities, in-kind redemptions, and swaps	(1,418,049)	(11,928,332)

Net decrease in net assets resulting from operations	$(1,510,117)	$(13,575,510)

The accompanying notes are an integral part of these financial statements.
DIREXION SEMI-ANNUAL REPORT  111

Statements of Changes in Net Assets

		Direxion Daily	Direxion Daily	Direxion Daily
		7-10 Year	20+ Year	Total Bond
	Direxion Airline	Treasury Bear	Treasury Bear	Market Bear
	Shares	1X Shares	1X Shares	1X Shares
	For the Period	For the Period	For the Period	For the Period
	December 8, 2010[1]	March 23, 2011[1]	March 23, 2011[1]	March 23, 2011[1]
	Through	Through	Through	Through
	April 30, 2011	April 30, 2011	April 30, 2011	April 30, 2011
	(Unaudited)	(Unaudited)	(Unaudited)	(Unaudited)

Operations:
Net investment income (loss)	$1,883	$(2,644)	$(2,654)	$(2,623)
Net realized gain (loss) on investment securities and swaps	(152,300)	1,123	(2,658)	(438)
Net unrealized depreciation on investment securities and swaps	(283,718)	(34,038)	(50,004)	(43,497)

Net decrease in net assets resulting from operations	(434,135)	(35,559)	(55,316)	(46,558)

Capital share transactions:
Proceeds from shares sold	4,000,040	4,000,040	4,000,040	4,000,040
Cost of shares redeemed	—	—	—	—

Net increase in net assets resulting from capital transactions	4,000,040	4,000,040	4,000,040	4,000,040

Total increase in net assets	3,565,905	3,964,481	3,944,724	3,953,482
Net assets:
Beginning of period	—	—	—	—

End of period	$3,565,905	$3,964,481	$3,944,724	$3,953,482

Accumulated undistributed net investment income (loss) at end of period	$1,883	$(2,644)	$(2,654)	$(2,623)

Changes in shares outstanding
Shares outstanding, beginning of period	—	—	—	—
Shares sold	100,001	100,001	100,001	100,001
Shares repurchased	—	—	—	—

Shares outstanding, end of period	100,001	100,001	100,001	100,001

[1]	Commencement of Investment Operations.

The accompanying notes are an integral part of these financial statements.
112  DIREXION SEMI-ANNUAL REPORT

Statements of Changes in Net Assets

	Direxion Daily BRIC		Direxion Daily BRIC
	Bull 2X Shares		Bear 2X Shares
	For the		For the
	Six Months	For the Period	Six Months	For the Period
	Ended	March 11, 2010[1]	Ended	March 11, 2010[1]
	April 30, 2011	Through	April 30, 2011	Through
	(Unaudited)	October 31, 2010	(Unaudited)	October 31, 2010

Operations:
Net investment income (loss)	$(95)	$29,137	$(11,951)	$(21,799)
Net realized gain (loss) on investment securities and swaps	94,792	(63,523)	(339,691)	(671,293)
Net unrealized appreciation (depreciation) on investment securities and swaps	350,557	585,954	(154,178)	(392,877)

Net increase (decrease) in net assets resulting from operations	445,254	551,568	(505,820)	(1,085,969)

Distribution to shareholders:
Net investment income	(6,290)	(33,358)	—	—
Net realized gain	(46,621)	—	(1,865)	—

Total distributions	(52,911)	(33,358)	(1,865)	—

Capital share transactions:
Proceeds from shares sold	—	5,588,040	—	5,893,285
Cost of shares redeemed	—	(1,784,329)	—	(1,892,216)
Transaction fees	—	535	—	568

Net increase in net assets resulting from capital transactions	—	3,804,246	—	4,001,637

Total increase (decrease) in net assets	392,343	4,322,456	(507,685)	2,915,668
Net assets:
Beginning of period	4,322,456	—	2,915,668	—

End of period	$4,714,799	$4,322,456	$2,407,983	$2,915,668

Accumulated undistributed net investment loss at end of period	$(8,052)	$(1,667)	$(11,951)	$—

Changes in shares outstanding
Shares outstanding, beginning of period	100,001	—	100,001	—
Shares sold	—	150,001	—	150,001
Shares repurchased	—	(50,000)	—	(50,000)

Shares outstanding, end of period	100,001	100,001	100,001	100,001

[1]	Commencement of Investment Operations.

The accompanying notes are an integral part of these financial statements.
DIREXION SEMI-ANNUAL REPORT  113

Statements of Changes in Net Assets

	Direxion Daily India		Direxion Daily India
	Bull 2X Shares		Bear 2X Shares
	For the		For the
	Six Months	For the Period	Six Months	For the Period
	Ended	March 11, 2010[1]	Ended	March 11, 2010[1]
	April 30, 2011	Through	April 30, 2011	Through
	(Unaudited)	October 31, 2010	(Unaudited)	October 31, 2010

Operations:
Net investment income (loss)	$(57,226)	$(34,612)	$(14,877)	$(19,399)
Net realized loss on investment securities and swaps	(277,752)	(140,910)	(311,934)	(995,049)
Net unrealized appreciation (depreciation) on investment securities and swaps	881,385	1,478,939	61,170	(394,725)

Net increase (decrease) in net assets resulting from operations	546,407	1,303,417	(265,641)	(1,409,173)

Distribution to shareholders:
Net investment income	—	—	—	—
Net realized gain	(101,976)	—	—	—

Total distributions	(101,976)	—	—	—

Capital share transactions:
Proceeds from shares sold	22,359,333	8,881,678	1,514,234	4,000,040
Cost of shares redeemed	—	—	—	—
Transaction fees	—	—	—	—

Net increase in net assets resulting from capital transactions	22,359,333	8,881,678	1,514,234	4,000,040

Total increase in net assets	22,803,764	10,185,095	1,248,593	2,590,867
Net assets:
Beginning of period	10,185,095	—	2,590,867	—

End of period	$32,988,859	$10,185,095	$3,839,460	$2,590,867

Accumulated undistributed net investment loss at end of period	$(57,226)	$—	$(14,877)	$—

Changes in shares outstanding
Shares outstanding, beginning of period	200,001	—	100,001	—
Shares sold	550,000	200,001	50,000	100,001
Shares repurchased	—	—	—	—

Shares outstanding, end of period	750,001	200,001	150,001	100,001

[1]	Commencement of Investment Operations.

The accompanying notes are an integral part of these financial statements.
114  DIREXION SEMI-ANNUAL REPORT

Statements of Changes in Net Assets

	Direxion Daily Natural Gas Related		Direxion Daily Natural Gas Related
	Bull 2X Shares		Bear 2X Shares
	For the		For the
	Six Months	For the Period	Six Months	For the Period
	Ended	July 14, 2010[1]	Ended	July 14, 2010[1]
	April 30, 2011	Through	April 30, 2011	Through
	(Unaudited)	October 31, 2010	(Unaudited)	October 31, 2010

Operations:
Net investment loss	$(19,044)	$(5,370)	$(9,979)	$(10,464)
Net realized gain (loss) on investment securities and swaps	768,255	(64,406)	(1,231,339)	(239,504)
Net unrealized appreciation (depreciation) on investment securities and swaps	3,069,994	420,220	(523,715)	(342,536)

Net increase (decrease) in net assets resulting from operations	3,819,205	350,444	(1,765,033)	(592,504)

Distribution to shareholders:
Net investment income	(5,365)	—	—	—

Total distributions	(5,365)	—	—	—

Capital share transactions:
Proceeds from shares sold	—	4,000,040	—	4,000,040
Cost of shares redeemed	—	—	—	—

Net increase in net assets resulting from capital transactions	—	4,000,040	—	4,000,040

Total increase (decrease) in net assets	3,813,840	4,350,484	(1,765,033)	3,407,536
Net assets:
Beginning of period	4,350,484	—	3,407,536	—

End of period	$8,164,324	$4,350,484	$1,642,503	$3,407,536

Accumulated undistributed net investment loss at end of period	$(26,960)	$(2,551)	$(9,979)	$—

Changes in shares outstanding
Shares outstanding, beginning of period	100,001	—	100,001	—
Shares sold	—	100,001	—	100,001
Shares repurchased	—	—	—	—

Shares outstanding, end of period	100,001	100,001	100,001	100,001

[1]	Commencement of Investment Operations.

The accompanying notes are an integral part of these financial statements.
DIREXION SEMI-ANNUAL REPORT  115

Statements of Changes in Net Assets

	Direxion Daily	Direxion Daily
	Gold Miners	Gold Miners
	Bull 2X Shares	Bear 2X Shares
	For the Period	For the Period
	December 8,	December 8,
	2010[1]	2010[1]
	Through	Through
	April 30, 2011	April 30, 2011
	(Unaudited)	(Unaudited)

Operations:
Net investment loss	$(22,683)	$(22,997)
Net realized loss on investment securities and swaps	(90,403)	(399,751)
Net unrealized appreciation (depreciation) on investment securities and swaps	2,187,854	(769,574)

Net increase (decrease) in net assets resulting from operations	2,074,768	(1,192,322)

Distribution to shareholders:
Net investment income	—	—

Total distributions	—	—

Capital share transactions:
Proceeds from shares sold	19,386,945	8,466,686
Cost of shares redeemed	—	—

Net increase in net assets resulting from capital transactions	19,386,945	8,466,686

Total increase in net assets	21,461,713	7,274,364
Net assets:
Beginning of period	—	—

End of period	$21,461,713	$7,274,364

Accumulated undistributed net investment loss at end of period	$(22,683)	$(22,997)

Changes in shares outstanding
Shares outstanding, beginning of period	—	—
Shares sold	550,001	200,001
Shares repurchased	—	—

Shares outstanding, end of period	550,001	200,001

[1]	Commencement of Investment Operations.

The accompanying notes are an integral part of these financial statements.
116  DIREXION SEMI-ANNUAL REPORT

Statements of Changes in Net Assets

	Direxion Daily Retail		Direxion Daily Retail
	Bull 2X Shares		Bear 2X Shares
	For the		For the
	Six Months	For the Period	Six Months	For the Period
	Ended	July 14, 2010[1]	Ended	July 14, 2010[1]
	April 30, 2011	Through	April 30, 2011	Through
	(Unaudited)	October 31, 2010	(Unaudited)	October 31, 2010

Operations:
Net investment loss	$(6,261)	$(2,798)	$(11,393)	$(9,432)
Net realized gain (loss) on investment securities, in-kind redemptions and swaps	114,927	29,170	(431,767)	(333,543)
Net unrealized appreciation (depreciation) on investment securities and swaps	1,282,739	971,519	(329,467)	(602,829)

Net increase (decrease) in net assets resulting from operations	1,391,405	997,891	(772,627)	(945,804)

Distribution to shareholders:
Net investment income	(16,828)	(2,340)	—	—
Net realized gain	(48,568)	—	—	—

Total distributions	(65,396)	(2,340)	—	—

Capital share transactions:
Proceeds from shares sold	2,775,733	4,000,040	—	4,000,040
Cost of shares redeemed	(2,775,733)	—	—	—
Transaction fees	833	—	—	—

Net increase in net assets resulting from capital transactions	833	4,000,040	—	4,000,040

Total increase (decrease) in net assets	1,326,842	4,995,591	(772,627)	3,054,236
Net assets:
Beginning of period	4,995,591	—	3,054,236	—

End of period	$6,322,433	$4,995,591	$2,281,609	$3,054,236

Accumulated undistributed net investment loss at end of period	$(23,089)	$—	$(11,393)	$—

Changes in shares outstanding
Shares outstanding, beginning of period	100,001	—	100,001	—
Shares sold	50,000	100,001	—	100,001
Shares repurchased	(50,000)	—	—	—

Shares outstanding, end of period	100,001	100,001	100,001	100,001

[1]	Commencement of Investment Operations.

The accompanying notes are an integral part of these financial statements.
DIREXION SEMI-ANNUAL REPORT  117

Statements of Changes in Net Assets

	Direxion Daily Large Cap		Direxion Daily Large Cap
	Bull 3X Shares		Bear 3X Shares[1]
	For the		For the
	Six Months Ended		Six Months Ended
	April 30, 2011	Year Ended	April 30, 2011	Year Ended
	(Unaudited)	October 31, 2010	(Unaudited)	October 31, 2010

Operations:
Net investment income (loss)	$(675,734)	$1,310,819	$(881,290)	$(2,552,677)
Net realized gain (loss) on investment securities, in-kind redemptions and swaps	138,570,032	61,484,834	(115,537,169)	(181,968,131)
Net unrealized appreciation (depreciation) on investment securities and swaps	(20,395,231)	28,416,167	11,179,858	(24,464,897)

Net increase (decrease) in net assets resulting from operations	117,499,067	91,211,820	(105,238,601)	(208,985,705)

Distribution to shareholders:
Net investment income	—	(1,449,889)	—	—
Net realized gain	—	(33,303,964)	—	—

Total distributions	—	(34,753,853)	—	—

Capital share transactions:
Proceeds from shares sold	141,546,337	395,622,023	82,025,706	308,450,587
Cost of shares redeemed	(165,750,557)	(440,517,489)	(84,840,823)	(176,532,841)
Transaction fees	35,415	128,130	25,759	77,081

Net increase (decrease) in net assets resulting from capital transactions	(24,168,805)	(44,767,336)	(2,789,358)	131,994,827

Total increase (decrease) in net assets	93,330,262	11,690,631	(108,027,959)	(76,990,878)
Net assets:
Beginning of period	203,149,596	191,458,965	283,978,250	360,969,128

End of period	$296,479,858	$203,149,596	$175,950,291	$283,978,250

Accumulated undistributed net investment loss at end of period	$(754,419)	$(78,685)	$(939,164)	$(57,874)

Changes in shares outstanding
Shares outstanding, beginning of period	3,450,417	4,050,417	5,170,083	3,240,083
Shares sold	1,950,000	7,900,000	2,110,000	4,150,000
Shares repurchased	(2,150,000)	(8,500,000)	(1,850,338)	(2,220,000)

Shares outstanding, end of period	3,250,417	3,450,417	5,429,745	5,170,083

[1]	On February 24, 2011, the Fund had a 1:5 reverse stock split. Per share data for the period prior to February 24, 2011 has been adjusted to give effect to 1:5 reverse stock split.

The accompanying notes are an integral part of these financial statements.
118  DIREXION SEMI-ANNUAL REPORT

Statements of Changes in Net Assets

	Direxion Daily Mid Cap		Direxion Daily Mid Cap
	Bull 3X Shares[1]		Bear 3X Shares[2]
	For the		For the
	Six Months		Six Months
	Ended		Ended
	April 30, 2011	Year Ended	April 30, 2011	Year Ended
	(Unaudited)	October 31, 2010	(Unaudited)	October 31, 2010

Operations:
Net investment loss	$(238,441)	$(57,256)	$(54,835)	$(142,563)
Net realized gain (loss) on investment securities, in-kind redemptions and swaps	6,495,725	9,172,221	(11,329,851)	(10,370,303)
Net unrealized appreciation (depreciation) on investment securities and swaps	21,162,465	11,211,329	3,080,474	(7,200,342)

Net increase (decrease) in net assets resulting from operations	27,419,749	20,326,294	(8,304,212)	(17,713,208)

Distribution to shareholders:
Net investment income	(46,200)	(150,743)	—	—
Net realized gain	(2,265,813)	(10,232,342)	—	—

Total distributions	(2,312,013)	(10,383,085)	—	—

Capital share transactions:
Proceeds from shares sold	11,632,470	23,418,255	3,055,702	22,939,084
Cost of shares redeemed	(10,850,024)	(24,953,806)	(2,267,322)	(3,430,940)
Transaction fees	2,980	7,563	680	1,317

Net increase (decrease) in net assets resulting from capital transactions	785,426	(1,527,988)	789,060	19,509,461

Total increase (decrease) in net assets	25,893,162	8,415,221	(7,515,152)	1,796,253
Net assets:
Beginning of period	42,020,290	33,605,069	18,192,297	16,396,044

End of period	$67,913,452	$42,020,290	$10,677,145	$18,192,297

Accumulated undistributed net investment income (loss) at end of period	$(234,474)	$50,167	$(54,835)	$—

Changes in shares outstanding
Shares outstanding, beginning of period	1,100,000	1,200,000	294,994	94,994
Shares sold	200,000	600,000	80,000	240,000
Shares repurchased	(200,000)	(700,000)	(50,027)	(40,000)

Shares outstanding, end of period	1,100,000	1,100,000	324,967	294,994

[1]	On May 5, 2010, the Fund had a 3:1 forward stock split. Per share data for the period prior to May 5, 2010 has been adjusted to give effect to 3:1 forward stock split.
[2]	On February 24, 2011, the Fund had a 1:5 reverse stock split. Per share data for the period prior to February 24, 2011 has been adjusted to give effect to 1:5 reverse stock split.

The accompanying notes are an integral part of these financial statements.
DIREXION SEMI-ANNUAL REPORT  119

Statements of Changes in Net Assets

	Direxion Daily Small Cap		Direxion Daily Small Cap
	Bull 3X Shares		Bear 3X Shares[1,2]
	For the		For the
	Six Months Ended		Six Months Ended
	April 30, 2011	Year Ended	April 30, 2011	Year Ended
	(Unaudited)	October 31, 2010	(Unaudited)	October 31, 2010

Operations:
Net investment loss	$(2,365,177)	$(115,470)	$(3,031,492)	$(5,088,447)
Net realized gain (loss) on investment securities, in-kind redemptions and swaps	289,480,989	98,630,256	(595,692,988)	(350,015,348)
Net unrealized appreciation (depreciation) on investment securities and swaps	117,602,704	104,721,278	111,225,104	(284,085,194)

Net increase (decrease) in net assets resulting from operations	404,718,516	203,236,064	(487,499,376)	(639,188,989)

Distribution to shareholders:
Net investment income	—	(403,302)	—	—
Net realized gain	—	(35,000,028)	—	—

Total distributions	—	(35,403,330)	—	—

Capital share transactions:
Proceeds from shares sold	986,945,179	775,026,917	948,604,150	2,230,603,381
Cost of shares redeemed	(1,176,139,366)	(751,960,602)	(772,841,362)	(1,181,911,414)
Transaction fees	303,044	232,847	219,401	437,816

Net increase (decrease) in net assets resulting from capital transactions	(188,891,143)	23,299,162	175,982,189	1,049,129,783

Total increase (decrease) in net assets	215,827,373	191,131,896	(311,517,187)	409,940,794
Net assets:
Beginning of period	472,871,345	281,739,449	887,785,112	477,844,318

End of period	$688,698,718	$472,871,345	$576,267,925	$887,785,112

Accumulated undistributed net investment income (loss) at end of period	$(2,355,934)	$9,243	$(3,056,849)	$(25,357)

Changes in shares outstanding
Shares outstanding, beginning of period	8,950,017	7,800,017	13,113,127	2,230,001
Shares sold	13,800,000	17,600,000	21,766,667	22,060,000
Shares repurchased	(15,500,000)	(16,450,000)	(16,873,809)	(11,176,874)

Shares outstanding, end of period	7,250,017	8,950,017	18,005,985	13,113,127

[1]	On July 8, 2010, the Fund had a 1:5 reverse stock split. Per share data for the periods prior to July 8, 2010 have been adjusted to give effect to 1:5 reverse stock split.
[2]	On February 24, 2011, the Fund had a 1:3 reverse stock split. Per share data for the period prior to February 24, 2011 has been adjusted to give effect to 1:3 reverse stock split.

The accompanying notes are an integral part of these financial statements.
120  DIREXION SEMI-ANNUAL REPORT

Statements of Changes in Net Assets

	Direxion Daily China		Direxion Daily China
	Bull 3X Shares		Bear 3X Shares
	For the		For the
	Six Months	For the Period	Six Months	For the Period
	Ended	December 3, 2009[1]	Ended	December 3, 2009[1]
	April 30, 2011	Through	April 30, 2011	Through
	(Unaudited)	October 31, 2010	(Unaudited)	October 31, 2010

Operations:
Net investment income (loss)	$(197,330)	$65,692	$(44,245)	$(74,550)
Net realized gain (loss) on investment securities and swaps	1,730,788	(2,778,165)	(2,312,453)	(6,289,013)
Net unrealized appreciation (depreciation) on investment securities and swaps	9,336,813	14,404,327	(671,949)	(2,652,395)

Net increase (decrease) in net assets resulting from operations	10,870,271	11,691,854	(3,028,647)	(9,015,958)

Distribution to shareholders:
Net investment income	—	(119,997)	—	—
Net realized gain	(1,867,105)	—	—	—

Total distributions	(1,867,105)	(119,997)	—	—

Capital share transactions:
Proceeds from shares sold	29,996,919	56,877,305	4,953,703	17,358,743
Cost of shares redeemed	(28,550,540)	(15,989,078)	—	(1,556,222)
Transaction fees	8,565	6,364	—	467

Net increase in net assets resulting from capital transactions	1,454,944	40,894,591	4,953,703	15,802,988

Total increase in net assets	10,458,110	52,466,448	1,925,056	6,787,030
Net assets:
Beginning of period	52,466,448	—	6,787,030	—

End of period	$62,924,558	$52,466,448	$8,712,086	$6,787,030

Accumulated undistributed net investment loss at end of period	$(197,330)	$—	$(44,245)	$—

Changes in shares outstanding
Shares outstanding, beginning of period	1,000,001	—	400,001	—
Shares sold	650,010	1,400,001	300,000	450,001
Shares repurchased	(550,000)	(400,000)	—	(50,000)

Shares outstanding, end of period	1,100,011	1,000,001	700,001	400,001

[1]	Commencement of Investment Operations.

The accompanying notes are an integral part of these financial statements.
DIREXION SEMI-ANNUAL REPORT  121

Statements of Changes in Net Assets

	Direxion Daily Developed Markets		Direxion Daily Developed Markets
	Bull 3X Shares		Bear 3X Shares[1]
	For the		For the
	Six Months Ended		Six Months Ended
	April 30, 2011	Year Ended	April 30, 2011	Year Ended
	(Unaudited)	October 31, 2010	(Unaudited)	October 31, 2010

Operations:
Net investment income (loss)	$34,767	$145,022	$(62,979)	$(115,867)
Net realized gain (loss) on investment securities and swaps	3,561,462	285,186	(6,155,709)	(8,382,258)
Net unrealized appreciation (depreciation) on investment securities and swaps	6,809,824	3,991,441	(122,966)	(3,910,481)

Net increase (decrease) in net assets resulting from operations	10,406,053	4,421,649	(6,341,654)	(12,408,606)

Distribution to shareholders:
Net investment income	(460,389)	(248,018)	—	—
Net realized gain	(1,487,042)	(4,477,640)	—	—

Total distributions	(1,947,431)	(4,725,658)	—	—

Capital share transactions:
Proceeds from shares sold	10,080,080	19,762,495	7,398,542	24,436,435
Cost of shares redeemed	—	(15,472,332)	(3,539,474)	(1,098,136)
Transaction fees	—	5,347	1,061	329

Net increase in net assets resulting from capital transactions	10,080,080	4,295,510	3,860,129	23,338,628

Total increase (decrease) in net assets	18,538,702	3,991,501	(2,481,525)	10,930,022
Net assets:
Beginning of period	22,856,685	18,865,184	15,495,523	4,565,501

End of period	$41,395,387	$22,856,685	$13,013,998	$15,495,523

Accumulated undistributed net investment loss at end of period	$(616,039)	$(190,417)	$(62,979)	$—

Changes in shares outstanding
Shares outstanding, beginning of period	350,000	250,000	330,000	50,000
Shares sold	150,000	350,000	190,000	300,000
Shares repurchased	—	(250,000)	(80,049)	(20,000)

Shares outstanding, end of period	500,000	350,000	439,951	330,000

[1]	On February 24, 2011, the Fund had a 1:5 reverse stock split. Per share data for the period prior to February 24, 2011 has been adjusted to give effect to 1:5 reverse stock split.

The accompanying notes are an integral part of these financial statements.
122  DIREXION SEMI-ANNUAL REPORT

Statements of Changes in Net Assets

	Direxion Daily Emerging Markets		Direxion Daily Emerging Markets
	Bull 3X Shares[1]		Bear 3X Shares[2]
	For the		For the
	Six Months Ended		Six Months Ended
	April 30, 2011	Year Ended	April 30, 2011	Year Ended
	(Unaudited)	October 31, 2010	(Unaudited)	October 31, 2010

Operations:
Net investment income (loss)	$(684,633)	$2,253,247	$(493,676)	$(1,265,477)
Net realized gain (loss) on investment securities, in-kind redemptions and swaps	93,845,238	113,599,719	(43,539,697)	(96,261,703)
Net unrealized appreciation (depreciation)
on investment securities and swaps	7,482,247	85,438,554	8,431,474	(30,554,098)

Net increase (decrease) in net assets resulting from operations	100,642,852	201,291,520	(35,601,899)	(128,081,278)

Distribution to shareholders:
Net investment income	—	(2,284,172)	—	—
Net realized gain	(7,209,683)	(46,454,177)	—	—

Total distributions	(7,209,683)	(48,738,349)	—	—

Capital share transactions:
Proceeds from shares sold	281,539,207	606,619,686	123,191,067	367,657,213
Cost of shares redeemed	(385,157,508)	(640,900,937)	(122,897,128)	(215,918,259)
Transaction fees	101,331	237,924	33,830	93,478

Net increase (decrease) in net assets resulting from capital transactions	(103,516,970)	(34,043,327)	327,769	151,832,432

Total increase (decrease) in net assets	(10,083,801)	118,509,844	(35,274,130)	23,751,154
Net assets:
Beginning of period	353,660,617	235,150,773	127,414,496	103,663,342

End of period	$343,576,816	$353,660,617	$92,140,366	$127,414,496

Accumulated undistributed net investment income (loss) at end of period	$(2,278,984)	$(1,594,351)	$(493,676)	$—

Changes in shares outstanding
Shares outstanding, beginning of period	9,450,000	8,000,000	5,289,718	1,415,000
Shares sold	7,900,000	21,700,000	5,800,000	8,685,000
Shares repurchased	(9,600,000)	(20,250,000)	(5,400,000)	(4,810,282)

Shares outstanding, end of period	7,750,000	9,450,000	5,689,718	5,289,718

[1]	On May 5, 2010, the Fund had a 4:1 forward stock split. Per share data for the period prior to May 5, 2010 has been adjusted to give effect to 4:1 forward stock split.
[2]	On March 4, 2010, the Fund had a 1:10 reverse stock split. Per share data for the period prior to March 4, 2010 has been adjusted to give effect to 1:10 reverse stock split.

The accompanying notes are an integral part of these financial statements.
DIREXION SEMI-ANNUAL REPORT  123

Statements of Changes in Net Assets

	Direxion Daily Latin America		Direxion Daily Latin America
	Bull 3X Shares		Bear 3X Shares
	For the		For the
	Six Months	For the Period	Six Months	For the Period
	Ended	December 3, 2009[1]	Ended	December 3, 2009[1]
	April 30, 2011	Through	April 30, 2011	Through
	(Unaudited)	October 31, 2010	(Unaudited)	October 31, 2010

Operations:
Net investment income (loss)	$62,664	$198,787	$(19,834)	$(47,624)
Net realized loss on investment securities and swaps	(95,383)	(2,040,690)	(865,635)	(2,079,538)
Net unrealized appreciation (depreciation)
on investment securities and swaps	3,868,092	12,281,951	(22,036)	(1,411,378)

Net increase (decrease) in net assets resulting from operations	3,835,373	10,440,048	(907,505)	(3,538,540)

Distribution to shareholders:
Net investment income	(790,057)	(211,518)	—	—
Net realized gain	(2,339,328)	—	(266,286)	—

Total distributions	(3,129,385)	(211,518)	(266,286)	—

Capital share transactions:
Proceeds from shares sold	16,497,432	43,430,542	—	11,591,340
Cost of shares redeemed	(13,582,948)	(17,855,296)	—	(3,928,789)
Transaction fees	4,075	6,777	—	1,179

Net increase in net assets resulting from capital transactions	2,918,559	25,582,023	—	7,663,730

Total increase (decrease) in net assets	3,624,547	35,810,553	(1,173,791)	4,125,190
Net assets:
Beginning of period	35,810,553	—	4,125,190	—

End of period	$39,435,100	$35,810,553	$2,951,399	$4,125,190

Accumulated undistributed net investment income (loss) at end of period	$(725,320)	$2,073	$(19,834)	$—

Changes in shares outstanding
Shares outstanding, beginning of period	900,001	—	200,001	—
Shares sold	450,022	1,450,001	—	350,001
Shares repurchased	(350,000)	(550,000)	—	(150,000)

Shares outstanding, end of period	1,000,023	900,001	200,001	200,001

[1]	Commencement of Investment Operations.

The accompanying notes are an integral part of these financial statements.
124  DIREXION SEMI-ANNUAL REPORT

Statements of Changes in Net Assets

	Direxion Daily Semiconductor		Direxion Daily Semiconductor
	Bull 3X Shares		Bear 3X Shares[2]
	For the		For the
	Six Months	For the Period	Six Months	For the Period
	Ended	March 11, 2010[1]	Ended	March 11, 2010[1]
	April 30, 2011	Through	April 30, 2011	Through
	(Unaudited)	October 31, 2010	(Unaudited)	October 31, 2010

Operations:
Net investment loss	$(333,296)	$(43,327)	$(79,194)	$(45,863)
Net realized gain (loss) on investment securities, in-kind redemptions and swaps	4,012,646	(4,475,508)	(5,198,200)	(1,647,202)
Net unrealized appreciation (depreciation) on investment securities and swaps	26,128,409	10,842,087	(4,315,365)	(1,881,639)

Net increase (decrease) in net assets resulting from operations	29,807,759	6,323,252	(9,592,759)	(3,574,704)

Distribution to shareholders:
Net investment income	—	(15,420)	—	—
Net realized gain	—	—	(725,779)	—

Total distributions	—	(15,420)	(725,779)	—

Capital share transactions:
Proceeds from shares sold	98,576,826	71,107,169	25,956,194	23,297,187
Cost of shares redeemed	(61,199,500)	(15,565,286)	(4,011,821)	(10,506,208)
Transaction fees	13,026	3,113	1,407	3,152

Net increase in net assets resulting from capital transactions	37,390,352	55,544,996	21,945,780	12,794,131

Total increase in net assets	67,198,111	61,852,828	11,627,242	9,219,427
Net assets:
Beginning of period	61,852,828	—	9,219,427	—

End of period	$129,050,939	$61,852,828	$20,846,669	$9,219,427

Accumulated undistributed net investment loss at end of period	$(333,296)	$—	$(79,194)	$—

Changes in shares outstanding
Shares outstanding, beginning of period	1,650,001	—	80,000	—
Shares sold	1,650,000	2,150,001	390,000	140,000
Shares repurchased	(1,200,000)	(500,000)	(70,051)	(60,000)

Shares outstanding, end of period	2,100,001	1,650,001	399,949	80,000

[1]	Commencement of Operations
[2]	On February 24, 2011, the Fund had a 1:5 reverse stock split. Per share data for the periods prior to February 24, 2011 have been adjusted to give effect to 1:5 reverse stock split.

The accompanying notes are an integral part of these financial statements.
DIREXION SEMI-ANNUAL REPORT  125

Statements of Changes in Net Assets

	Direxion Daily Energy		Direxion Daily Energy
	Bull 3X Shares		Bear 3X Shares[1]
	For the		For the
	Six Months Ended		Six Months Ended
	April 30, 2011	Year Ended	April 30, 2011	Year Ended
	(Unaudited)	October 31, 2010	(Unaudited)	October 31, 2010

Operations:
Net investment income (loss)	$(975,404)	$838,830	$(273,143)	$(493,391)
Net realized gain (loss) on investment securities, in-kind redemptions and swaps	210,102,907	48,772,883	(40,867,148)	(11,323,772)
Net unrealized appreciation (depreciation) on investment securities and swaps	35,023,462	37,201,752	(14,348,130)	(1,741,220)

Net increase (decrease) in net assets resulting from operations	244,150,965	86,813,465	(55,488,421)	(13,558,383)

Distribution to shareholders:
Net investment income	—	(1,115,735)	—	—
Net realized gain	—	(16,455,661)	—	—

Total distributions	—	(17,571,396)	—	—

Capital share transactions:
Proceeds from shares sold	316,254,708	723,317,328	124,781,787	226,085,193
Cost of shares redeemed	(416,601,454)	(715,917,648)	(71,490,567)	(219,391,034)
Transaction fees	87,332	188,792	21,447	87,939

Net increase (decrease) in net assets resulting from capital transactions	(100,259,414)	7,588,472	53,312,667	6,782,098

Total increase (decrease) in net assets	143,891,551	76,830,541	(2,175,754)	(6,776,285)
Net assets:
Beginning of period	210,747,374	133,916,833	64,562,304	71,338,589

End of period	$354,638,925	$210,747,374	$62,386,550	$64,562,304

Accumulated undistributed net investment loss at end of period	$(1,002,535)	$(27,131)	$(279,036)	$(5,893)

Changes in shares outstanding
Shares outstanding, beginning of period	5,500,017	3,200,017	1,779,937	1,130,003
Shares sold	4,700,000	23,050,000	6,750,000	4,740,000
Shares repurchased	(6,350,000)	(20,750,000)	(3,600,000)	(4,090,066)

Shares outstanding, end of period	3,850,017	5,500,017	4,929,937	1,779,937

[1]	On July 8, 2010, the Fund had a 1:5 reverse stock split. Per share data for the periods prior to July 8, 2010 have been adjusted to give effect to 1:5 reverse stock split.

The accompanying notes are an integral part of these financial statements.
126  DIREXION SEMI-ANNUAL REPORT

Statements of Changes in Net Assets

	Direxion Daily Financial		Direxion Daily Financial
	Bull 3X Shares[1]		Bear 3X Shares[2]
	For the		For the
	Six Months Ended		Six Months Ended
	April 30, 2011	Year Ended	April 30, 2011	Year Ended
	(Unaudited)	October 31, 2010	(Unaudited)	October 31, 2010

Operations:
Net investment income (loss)	$(4,561,707)	$2,010,764	$(3,916,431)	$(9,639,965)
Net realized gain (loss) on investment securities, in-kind redemptions and swaps	446,649,184	391,962,375	(406,828,956)	(363,135,510)
Net unrealized appreciation (depreciation) on investment securities and swaps	262,318,734	(178,393,639)	(12,276,749)	(126,533,893)

Net increase (decrease) in net assets resulting from operations	704,406,211	215,579,500	(423,022,136)	(499,309,368)

Distribution to shareholders:
Net investment income	—	(2,362,621)	—	—
Net realized gain	—	—	—	—

Total distributions	—	(2,362,621)	—	—

Capital share transactions:
Proceeds from shares sold	2,947,521,921	6,639,470,846	1,992,528,693	4,643,484,097
Cost of shares redeemed	(3,678,791,785)	(6,473,253,365)	(2,145,451,272)	(4,161,965,824)
Transaction fees	864,247	1,787,670	638,272	1,373,522

Net increase (decrease) in net assets resulting from capital transactions	(730,405,617)	168,005,151	(152,284,307)	482,891,795

Total increase (decrease) in net assets	(25,999,406)	381,222,030	(575,306,443)	(16,417,573)
Net assets:
Beginning of period	1,695,440,547	1,314,218,517	1,199,645,889	1,216,063,462

End of period	$1,669,441,141	$1,695,440,547	$624,339,446	$1,199,645,889

Accumulated undistributed net investment income (loss) at end of period	$(4,527,829)	$33,878	$(3,954,348)	$(37,917)

Changes in shares outstanding
Shares outstanding, beginning of period	76,446,804	58,496,804	19,024,539	10,594,539
Shares sold	108,600,000	283,900,000	42,960,000	62,010,000
Shares repurchased	(130,600,000)	(265,950,000)	(46,102,894)	(53,580,000)

Shares outstanding, end of period	54,446,804	76,446,804	15,881,645	19,024,539

[1]	On May 5, 2010, the Fund had a 3:1 forward stock split. Per share data for the period to May 5, 2010 has been adjusted to give effect to 3:1 forward stock split.
[2]	On February 24, 2011, the Fund had a 1:5 reverse stock split. Per share data for the periods prior to February 24, 2011 have been adjusted to give effect to 1:5 reverse stock split.

The accompanying notes are an integral part of these financial statements.
DIREXION SEMI-ANNUAL REPORT  127

Statements of Changes in Net Assets

	Direxion Daily Real Estate		Direxion Daily Real Estate
	Bull 3X Shares[1]		Bear 3X Shares[2]
	For the		For the
	Six Months Ended		Six Months Ended
	April 30, 2011	Year Ended	April 30, 2011	Year Ended
	(Unaudited)	October 31, 2010	(Unaudited)	October 31, 2010

Operations:
Net investment income (loss)	$161,466	$2,618,654	$(236,259)	$(702,239)
Net realized gain (loss) on investment securities, in-kind redemptions and swaps	22,299,669	70,107,440	(30,345,642)	(85,123,615)
Net unrealized appreciation (depreciation) on investment securities and swaps	34,363,510	47,358,146	8,064,008	(20,858,799)

Net increase (decrease) in net assets resulting from operations	56,824,645	120,084,240	(22,517,893)	(106,684,653)

Distribution to shareholders:
Net investment income	(181,737)	(2,157,862)	—	—
Net realized gain	—	(8,500,005)	—	(396,923)

Total distributions	(181,737)	(10,657,867)	—	(396,923)

Capital share transactions:
Proceeds from shares sold	126,313,283	379,119,014	28,352,199	289,304,870
Cost of shares redeemed	(168,599,861)	(485,037,688)	(51,074,376)	(150,828,918)
Transaction fees	38,314	168,528	15,322	60,045

Net increase (decrease) in net assets resulting from capital transactions	(42,248,264)	(105,750,146)	(22,706,855)	138,535,997

Total increase (decrease) in net assets	14,394,644	3,676,227	(45,224,748)	31,454,421
Net assets:
Beginning of period	110,794,033	107,117,806	78,870,745	47,416,324

End of period	$125,188,677	$110,794,033	$33,645,997	$78,870,745

Accumulated undistributed net investment income (loss) at end of period	$20,823	$41,094	$(236,259)	$—

Changes in shares outstanding
Shares outstanding, beginning of period	2,050,000	4,000,000	3,869,891	450,000
Shares sold	2,350,000	9,800,000	1,700,000	6,880,000
Shares repurchased	(2,800,000)	(11,750,000)	(2,750,000)	(3,460,109)

Shares outstanding, end of period	1,600,000	2,050,000	2,819,891	3,869,891

[1]	On May 5, 2010, the Fund had a 4:1 forward stock split. Per share data for the period prior to May 5, 2010 has been adjusted to give effect to 4:1 forward stock split.
[2]	On July 8, 2010, the Fund had a 1:5 reverse stock split. Per share data for the periods prior to July 8, 2010 have been adjusted to give effect to 1:5 reverse stock split.

The accompanying notes are an integral part of these financial statements.
128  DIREXION SEMI-ANNUAL REPORT

Statements of Changes in Net Assets

	Direxion Daily Technology		Direxion Daily Technology
	Bull 3X Shares[1]		Bear 3X Shares[2]
	For the		For the
	Six Months Ended		Six Months Ended
	April 30, 2011	Year Ended	April 30, 2011	Year Ended
	(Unaudited)	October 31, 2010	(Unaudited)	October 31, 2010

Operations:
Net investment income (loss)	$(811,432)	$(1,048,064)	$(198,318)	$(434,046)
Net realized gain (loss) on investment securities, in-kind redemptions and swaps	33,179,130	67,530,542	(11,722,301)	(27,342,040)
Net unrealized appreciation (depreciation) on investment securities and swaps	32,007,187	26,831,926	(4,955,552)	(7,542,400)

Net increase (decrease) in net assets resulting from operations	64,374,885	93,314,404	(16,876,171)	(35,318,486)

Distribution to shareholders:
Net investment income	—	—	—	—
Net realized gain	(4,538,700)	(30,771,618)	—	—

Total distributions	(4,538,700)	(30,771,618)	—	—

Capital share transactions:
Proceeds from shares sold	112,463,674	227,318,906	21,447,076	86,525,273
Cost of shares redeemed	(113,118,591)	(206,993,382)	(17,731,249)	(39,167,824)
Transaction fees	25,180	60,916	5,319	14,861

Net increase (decrease) in net assets resulting from capital transactions	(629,737)	20,386,440	3,721,146	47,372,310

Total increase (decrease) in net assets	59,206,448	82,929,226	(13,155,025)	12,053,824
Net assets:
Beginning of period	196,994,125	114,064,899	53,531,418	41,477,594

End of period	$256,200,573	$196,994,125	$40,376,393	$53,531,418

Accumulated undistributed net investment loss at end of period	$(811,432)	$—	$(200,212)	$(1,894)

Changes in shares outstanding
Shares outstanding, beginning of period	4,900,000	3,400,000	1,909,929	660,000
Shares sold	2,500,000	7,200,000	950,000	2,220,000
Shares repurchased	(2,400,000)	(5,700,000)	(750,000)	(970,071)

Shares outstanding, end of period	5,000,000	4,900,000	2,109,929	1,909,929

[1]	On May 5, 2010, the Fund had a 4:1 forward stock split. Per share data for the period prior to May 5, 2010 has been adjusted to give effect to 4:1 forward stock split.
[2]	On July 8, 2010, the Fund had a 1:5 reverse stock split. Per share data for the periods prior to July 8, 2010 have been adjusted to give effect to 1:1 reverse stock split.

The accompanying notes are an integral part of these financial statements.
DIREXION SEMI-ANNUAL REPORT  129

Statements of Changes in Net Assets

	Direxion Daily 7-10 Year Treasury		Direxion Daily 7-10 Year Treasury
	Bull 3X Shares		Bear 3X Shares
	For the		For the
	Six Months Ended		Six Months Ended
	April 30, 2011	Year Ended	April 30, 2011	Year Ended
	(Unaudited)	October 31, 2010	(Unaudited)	October 31, 2010

Operations:
Net investment income (loss)	$(34,199)	$131,231	$(306,106)	$(308,897)
Net realized gain (loss) on investment securities and swaps	(346,696)	3,251,179	1,030,835	(12,869,769)
Net unrealized appreciation (depreciation) on investment securities and swaps	430,098	(132,713)	1,532,562	(1,754,965)

Net increase (decrease) in net assets resulting from operations	49,203	3,249,697	2,257,291	(14,933,631)

Distribution to shareholders:
Net investment income	(37,858)	(164,381)	—	—
Net realized gain	(350,108)	—	—	(1,628,354)

Total distributions	(387,966)	(164,381)	—	(1,628,354)

Capital share transactions:
Proceeds from shares sold	37,494,391	35,247,615	34,713,782	61,397,107
Cost of shares redeemed	(35,397,663)	(42,066,032)	(18,975,419)	(4,481,707)
Transaction fees	11,387	14,124	7,153	1,345

Net increase (decrease) in net assets resulting from capital transactions	2,108,115	(6,804,293)	15,745,516	56,916,745

Total increase (decrease) in net assets	1,769,352	(3,718,977)	18,002,807	40,354,760
Net assets:
Beginning of period	6,529,361	10,248,338	59,564,496	19,209,736

End of period	$8,298,713	$6,529,361	$77,567,303	$59,564,496

Accumulated undistributed net investment loss at end of period	$(72,057)	$—	$(306,106)	$—

Changes in shares outstanding
Shares outstanding, beginning of period	100,000	200,000	1,450,000	300,000
Shares sold	700,000	600,000	750,000	1,250,000
Shares repurchased	(650,000)	(700,000)	(400,000)	(100,000)

Shares outstanding, end of period	150,000	100,000	1,800,000	1,450,000

The accompanying notes are an integral part of these financial statements.
130  DIREXION SEMI-ANNUAL REPORT

Statements of Changes in Net Assets

	Direxion Daily 20+ Year Treasury		Direxion Daily 20+ Year Treasury
	Bull 3X Shares		Bear 3X Shares
	For the		For the
	Six Months Ended		Six Months Ended
	April 30, 2011	Year Ended	April 30, 2011	Year Ended
	(Unaudited)	October 31, 2010	(Unaudited)	October 31, 2010

Operations:
Net investment income (loss)	$(92,068)	$213,896	$(1,647,178)	$(1,315,256)
Net realized gain (loss) on investment securities, in-kind redemptions and swaps	(4,063,873)	2,546,619	16,789,200	(76,723,985)
Net unrealized appreciation (depreciation) on investment securities and swaps	2,645,824	(578,978)	(28,717,532)	8,950,192

Net increase (decrease) in net assets resulting from operations	(1,510,117)	2,181,537	(13,575,510)	(69,089,049)

Distribution to shareholders:
Net investment income	(146,150)	(277,254)	—	—
Net realized gain	(444,299)	(1,258,956)	—	(10,152,925)
Return of capital	—	—	—	(502,690)

Total distributions	(590,449)	(1,536,210)	—	(10,655,615)

Capital share transactions:
Proceeds from shares sold	59,496,586	44,892,600	428,790,922	288,449,055
Cost of shares redeemed	(46,543,033)	(43,208,675)	(118,305,636)	(77,156,388)
Transaction fees	14,222	16,735	42,186	30,663

Net increase in net assets resulting from capital transactions	12,967,775	1,700,660	310,527,472	211,323,330

Total increase in net assets	10,867,209	2,345,987	296,951,962	131,578,666
Net assets:
Beginning of period	15,114,071	12,768,084	222,430,218	90,851,552

End of period	$25,981,280	$15,114,071	$519,382,180	$222,430,218

Accumulated undistributed net investment loss at end of period	$(238,218)	$—	$(1,647,178)	$—

Changes in shares outstanding
Shares outstanding, beginning of period	350,000	300,000	5,800,000	1,400,000
Shares sold	1,800,000	1,100,000	9,650,000	6,100,000
Shares repurchased	(1,400,000)	(1,050,000)	(2,600,000)	(1,700,000)

Shares outstanding, end of period	750,000	350,000	12,850,000	5,800,000

The accompanying notes are an integral part of these financial statements.
DIREXION SEMI-ANNUAL REPORT  131

Financial Highlights
April 30, 2011

												RATIO TO AVERAGE NET ASSETS
				Net Realized	Net Increase									Net				Net
	Net Asset	Net	Net	and	(Decrease)	Dividends	Distributions		Net Asset		Net Assets,			Investment				Investment
	Value,	Investment	Investment	Unrealized	in Net Asset	from Net	from		Value,		End of			Income (Loss)				Income (Loss)	Portfolio
	Beginning	Income	Income	Gain (Loss)	Value resulting	Investment	Realized	Total	End of	Total	Period	Net	Total	After Expense		Net	Total	After Expense	Turnover
	of Period	(Loss)[2,3]	(Loss)[2,4]	on Investments	from Operations	Income	Capital Gains	Distributions	Period	Return[5]	(000’s ommited)	Expenses[3]	Expenses[3]	Reimbursement[3]		Expenses[4]	Expenses[4]	Reimbursement[4]	Rate[6]

Direxion Airline Shares
For the Period December 8, 2010[1] Through April 30, 2011 (Unaudited)	$40.00	$0.02	$0.02	$(4.36)	$(4.34)	$—	$—	$—	$35.66	(10.85)%	$3,566	0.55%[7]	2.77%[7]	0.13%[7]		0.55%[7]	2.77%[7]	0.13%[7]	57%
Direxion Daily 7-10 Year Treasury Bear 1X Shares
For the Period March 23, 2011[1] Through April 30, 2011 (Unaudited)	$40.00	(0.03)	(0.03)	(0.33)	(0.36)	—	—	—	$39.64	(0.90)%	$3,964	0.65%[7]	2.64%[7]	(0.61	)%7	0.65%[7]	2.64%[7]	(0.61)%[7]	0%
Direxion Daily 20+ Year Treasury Bear 1X Shares
For the Period March 23, 2011[1] Through April 30, 2011 (Unaudited)	$40.00	(0.03)	(0.03)	(0.52)	(0.55)	—	—	—	$39.45	(1.38)%	$3,945	0.65%[7]	2.64%[7]	(0.62)%[7]		0.65%[7]	2.64%[7]	(0.62)%[7]	0%
Direxion Daily Total Bond Market Bear 1X Shares
For the Period March 23, 2011[1] Through April 30, 2011 (Unaudited)	$40.00	(0.03)	(0.03)	(0.44)	(0.47)	—	—	—	$39.53	(1.18)%	$3,953	0.65%[7]	2.72%[7]	(0.61)%[7]		0.65%[7]	2.72%[7]	(0.61)%[7]	0%
Direxion Daily BRIC Bull 2X Shares
For the Six Months Ended April 30, 2011 (Unaudited)	$43.22	0.00 [18]	0.00 [18]	4.46	4.46	(0.06)	(0.47)	(0.53)	$47.15	10.46%	$4,715	0.96%[7]	2.43%[7]	0.00%[7,19]		0.95%[7]	2.42%[7]	(0.01)%[7]	4%
For the Period March 11, 2010[1] Through October 31, 2010	$40.00	0.23	0.23	3.24	3.47	(0.25)	—	(0.25)	$43.22	8.80%	$4,322	0.95%[7]	2.77%[7]	1.01%[7]		0.95%[7]	2.77%[7]	1.01%[7]	63%
Direxion Daily BRIC Bear 2X Shares
For the Six Months Ended April 30, 2011 (Unaudited)	$29.16	(0.12)	(0.12)	(4.94)	(5.06)	—	(0.02)	(0.02)	$24.08	(17.37)%	$2,408	0.96%[7]	3.11%[7]	(0.89)%[7]		0.95%[7]	3.10%[7]	(0.88)%[7]	0%
For the Period March 11, 2010[1] Through October 31, 2010	$40.00	(0.22)	(0.22)	(10.62)	(10.84)	—	—	—	$29.16	(27.10)%	$2,916	0.96%[7]	2.84%[7]	(0.87)%[7]		0.95%[7]	2.83%[7]	(0.86)%[7]	0%
Direxion Daily India Bull 2X Shares
For the Six Months Ended April 30, 2011 (Unaudited)	$50.93	(0.12)	(0.12)	(6.53)[8]	(6.65)	—	(0.29)	(0.29)	$43.99	(13.09)%	$32,989	0.96%[7]	1.19%[7]	(0.55)%[7]		0.95%[7]	1.18%[7]	(0.54)%[7]	0%
For the Period March 11, 2010[1] Through October 31, 2010	$40.00	(0.24)	(0.23)	11.17 [8]	10.93	—	—	—	$50.93	27.33%	$10,185	0.96%[7]	2.11%[7]	(0.86)%[7]		0.95%[7]	2.10%[7]	(0.86)%[7]	0%
Direxion Daily India Bear 2X Shares
For the Six Months Ended April 30, 2011 (Unaudited)	$25.91	(0.12)	(0.12)	(0.19)	(0.31)	—	—	—	$25.60	(1.20)%	$3,839	0.96%[7]	2.52%[7]	(0.90)%[7]		0.95%[7]	2.51%[7]	(0.89)%[7]	0%
For the Period March 11, 2010[1] Through October 31, 2010	$40.00	(0.19)	(0.19)	(13.90)	(14.09)	—	—	—	$25.91	(35.23)%	$2,591	0.95%[7]	2.85%[7]	(0.86)%[7]		0.95%[7]	2.85%[7]	(0.86)%[7]	0%
Direxion Daily Natural Gas Related Bull 2X Shares
For the Six Months Ended April 30, 2011 (Unaudited)	$43.50	(0.19)	(0.18)	38.38	38.19	(0.05)	—	(0.05)	$81.64	87.86%	$8,164	0.98%[7]	1.91%[7]	(0.61)%[7]		0.95%[7]	1.88%[7]	(0.58)%[7]	35%
For the Period July 14, 2010[1] Through October 31, 2010	$40.00	(0.05)	(0.05)	3.55	3.50	—	—	—	$43.50	8.75%	$4,350	0.95%[7]	3.67%[7]	(0.45)%[7]		0.95%[7]	3.67%[7]	(0.45)%[7]	30%
Direxion Daily Natural Gas Related Bear 2X Shares
For the Six Months Ended April 30, 2011 (Unaudited)	$34.08	(0.10)	(0.10)	(17.56)	(17.66)	—	—	—	$16.42	(51.82)%	$1,643	0.95%[7]	3.45%[7]	(0.88)%[7]		0.95%[7]	3.45%[7]	(0.88)%[7]	0%
For the Period July 14, 2010[1] Through October 31, 2010	$40.00	(0.10)	(0.10)	(5.82)	(5.92)	—	—	—	$34.08	(14.80)%	$3,408	0.95%[7]	3.48%[7]	(0.89)%[7]		0.95%[7]	3.48%[7]	(0.89)%[7]	0%
Direxion Daily Gold Miners Bull 2X Shares
For the Period December 8, 2010[1] Through April 30, 2011 (Unaudited)	$40.00	(0.08)	(0.08)	(0.90)[8]	(0.98)	—	—	—	$39.02	(2.45)%	$21,462	0.97%[7]	1.79%[7]	(0.60)%[7]		0.95%[7]	1.77%[7]	(0.58)%[7]	0%
Direxion Daily Gold Miners Bear 2X Shares
For the Period December 8, 2010[1] Through April 30, 2011 (Unaudited)	$40.00	(0.15)	(0.15)	(3.48)	(3.63)	—	—	—	$36.37	(9.08)%	$7,274	0.96%[7]	2.19%[7]	(0.91)%[7]		0.95%[7]	2.18%[7]	(0.90)%[7]	0%
Direxion Daily Retail Bull 2X Shares
For the Six Months Ended April 30, 2011 (Unaudited)	$49.96	(0.06)	(0.05)	13.98	13.92	(0.17)	(0.49)	(0.66)	$63.22	28.00%	$6,322	0.99%[7]	2.40%[7]	(0.22)%[7]		0.95%[7]	2.36%[7]	(0.18)%[7]	2%
For the Period July 14, 2010[1] Through October 31, 2010	$40.00	(0.03)	(0.03)	10.01	9.98	(0.02)	—	(0.02)	$49.96	24.96%	$4,996	0.95%[7]	3.76%[7]	(0.21)%[7]		0.95%[7]	3.76%[7]	(0.21)%[7]	1%
Direxion Daily Retail Bear 2X Shares
For the Six Months Ended April 30, 2011 (Unaudited)	$30.54	(0.11)	(0.11)	(7.61)	(7.72)	—	—	—	$22.82	(25.28)%	$2,282	0.95%[7]	4.03%[7]	(0.88)%[7]		0.95%[7]	4.03%[7]	(0.88)%[7]	0%
For the Period July 14, 2010[1] Through October 31, 2010	$40.00	(0.09)	(0.09)	(9.37)	(9.46)	—	—	—	$30.54	(23.65)%	$3,054	0.95%[7]	4.17%[7]	(0.87)%[7]		0.95%[7]	4.17%[7]	(0.87)%[7]	0%
Direxion Daily Large Cap Bull 3X Shares
For the Six Months Ended April 30, 2011 (Unaudited)	$58.88	(0.20)	(0.18)	32.53	32.33	—	—	—	$91.21	54.91%	$296,480	1.00%[7]	1.07%[7]	(0.53)%[7]		0.95%[7]	1.02%[7]	(0.48)%[7]	0%
For the Year Ended October 31, 2010	$47.27	0.29	0.31	19.47	19.76	(0.35)	(7.80)	(8.15)	$58.88	45.15%	$203,150	0.98%	1.08%	0.57%		0.95%	1.05%	0.60%	116%
For the Period November 5, 2008[1] Through October 31, 2009	$60.00	0.39	0.39	(12.74)[8]	(12.35)	(0.38)	—	(0.38)	$47.27	(20.35)%	$191,459	0.95%[7]	1.15%[7]	1.27%[7]		0.95%[7]	1.15%[7]	1.27%[7]	368%
Direxion Daily Large Cap Bear 3X Shares[16]
For the Six Months Ended April 30, 2011 (Unaudited)	$54.95	(0.18)	(0.18)	(22.37)	(22.55)	—	—	—	$32.40	(41.04)%	$175,950	0.95%[7]	1.05%[7]	(0.88)%[7]		0.95%[7]	1.05%[7]	(0.88)%[7]	0%
For the Year Ended October 31, 2010	$111.40	(0.65)	(0.65)	(55.80)	(56.45)	—	—	—	$54.95	(50.67)%	$283,978	0.96%	1.04%	(0.88)%		0.95%	1.03%	(0.87)%	0%
For the Period November 5, 2008[1] Through October 31, 2009	$300.00	(1.30)	(1.30)	(187.30)	(188.60)	—	—	—	$111.40	(62.87)%	$360,969	0.95%[7]	1.10%[7]	(0.85)%[7]		0.95%[7]	1.10%[7]	(0.85)%[7]	0%
Direxion Daily Mid Cap Bull 3X Shares[9]
For the Six Months Ended April 30, 2011 (Unaudited)	$38.20	(0.22)	(0.12)	25.86	25.64	(0.04)	(2.06)	(2.10)	$61.74	68.79%	$67,913	1.33%[7]	1.49%[7]	(0.88)%[7]		0.95%[7]	1.11%[7]	(0.50)%[7]	1%
For the Year Ended October 31, 2010	$28.00	(0.05)	0.12	18.82	18.77	(0.13)	(8.44)	(8.57)	$38.20	78.65%	$42,020	1.45%	1.74%	(0.14)%		0.95%	1.24%	0.36%	153%
For the Period January 8, 2009[1] Through October 31, 2009	$20.00	0.11	0.11	7.98	8.09	(0.09)	—	(0.09)	$28.00	40.65%	$33,605	0.95%[7]	1.37%[7]	0.64%[7]		0.95%[7]	1.37%[7]	0.64%[7]	180%

The accompanying notes are an integral part of these financial statements.

132  DIREXION SEMI-ANNUAL REPORT

Financial Highlights
April 30, 2011

												RATIO TO AVERAGE NET ASSETS
				Net Realized	Net Increase									Net			Net
	Net Asset	Net	Net	and	(Decrease)	Dividends	Distributions		Net Asset		Net Assets,			Investment			Investment
	Value,	Investment	Investment	Unrealized	in Net Asset	from Net	from		Value,		End of			Income (Loss)			Income (Loss)	Portfolio
	Beginning	Income	Income	Gain (Loss)	Value resulting	Investment	Realized	Total	End of	Total	Period	Net	Total	After Expense	Net	Total	After Expense	Turnover
	of Period	(Loss)[2,3]	(Loss)[2,4]	on Investments	from Operations	Income	Capital Gains	Distributions	Period	Return[5]	(000’s ommited)	Expenses[3]	Expenses[3]	Reimbursement[3]	Expenses[4]	Expenses[4]	Reimbursement[4]	Rate[6]

Direxion Daily Mid Cap Bear 3X Shares[10,16]
For the Six Months Ended April 30, 2011 (Unaudited)	$61.65	(0.19)	(0.19)	(28.60)	(28.79)	—	—	—	$32.86	(46.70)%	$10,677	0.95%[7]	1.37%[7]	(0.88)%[7]	0.95%[7]	1.37%[7]	(0.88)%[7]	0%
For the Year Ended October 31, 2010	$172.60	(0.80)	(0.80)	(110.15)	(110.95)	—	—	—	$61.65	(64.28)%	$18,192	0.95%	1.30%	(0.86)%	0.95%	1.30%	(0.86)%	0%
For the Period January 8, 2009[1] Through October 31, 2009	$600.00	(1.70)	(1.70)	(425.70)	(427.40)	—	—	—	$172.60	(71.23)%	$16,396	0.95%[7]	1.60%[7]	(0.85)%[7]	0.95%[7]	1.60%[7]	(0.85)%[7]	0%
Direxion Daily Small Cap Bull 3X Shares
For the Six Months Ended April 30, 2011 (Unaudited)	$52.83	(0.28)	(0.26)	42.44	42.16	—	—	—	$94.99	79.80%	$688,699	0.99%[7]	1.06%[7]	(0.75)%[7]	0.95%[7]	1.02%[7]	(0.71)%[7]	3%
For the Year Ended October 31, 2010	$36.12	(0.01)	(0.01)	21.50	21.49	(0.11)	(4.67)	(4.78)	$52.83	65.88%	$472,871	0.96%	1.07%	(0.03)%	0.95%	1.06%	(0.02)%	165%
For the Period November 5, 2008[1] Through October 31, 2009	$60.00	0.13	0.13	(23.86)[8]	(23.73)	(0.15)	—	(0.15)	$36.12	(39.50)%	$281,739	0.95%[7]	1.13%[7]	0.50%[7]	0.95%[7]	1.13%[7]	0.50%[7]	303%
Direxion Daily Small Cap Bear 3X Shares[11,17]
For the Six Months Ended April 30, 2011 (Unaudited)	$67.71	(0.20)	(0.19)	(35.51)	(35.71)	—	—	—	$32.00	(52.74)%	$576,268	0.95%[7]	1.02%[7]	(0.88)%[7]	0.95%[7]	1.02%[7]	(0.88)%[7]	0%
For the Year Ended October 31, 2010	$214.35	(0.90)	(0.90)	(145.74)	(146.64)	—	—	—	$67.71	(68.41)%	$887,785	0.95%	1.03%	(0.87)%	0.95%	1.03%	(0.87)%	0%
For the Period November 5, 2008[1] Through October 31, 2009	$900.00	(2.10)	(2.10)	(683.55)	(685.65)	—	—	—	$214.35	(76.18)%	$477,844	0.95%[7]	1.09%[7]	(0.86)%[7]	0.95%[7]	1.09%[7]	(0.86)%[7]	0%
Direxion Daily China Bull 3X Shares
For the Six Months Ended April 30, 2011 (Unaudited)	$52.47	(0.16)	(0.15)	6.27	6.11	—	(1.38)	(1.38)	$57.20	12.45%	$62,925	0.98%[7]	1.06%[7]	(0.64)%[7]	0.95%[7]	1.03%[7]	(0.61)%[7]	23%
For the Period December 3, 2009[1] Through October 31, 2010	$40.00	0.09	0.09	12.52	12.61	(0.14)	—	(0.14)	$52.47	31.71%	$52,466	0.96%[7]	1.21%[7]	0.27%[7]	0.95%[7]	1.20%[7]	0.28%[7]	131%
Direxion Daily China Bear 3X Shares
For the Six Months Ended April 30, 2011 (Unaudited)	$16.97	(0.07)	(0.07)	(4.45)	(4.52)	—	—	—	$12.45	(26.64)%	$8,712	0.95%[7]	1.42%[7]	(0.89)%[7]	0.95%[7]	1.42%[7]	(0.89)%[7]	0%
For the Period December 3, 2009[1] Through October 31, 2010	$40.00	(0.25)	(0.25)	(22.78)	(23.03)	—	—	—	$16.97	(57.58)%	$6,787	0.96%[7]	1.60%[7]	(0.88)%[7]	0.95%[7]	1.59%[7]	(0.87)%[7]	0%
Direxion Daily Developed Markets Bull 3X Shares
For the Six Months Ended April 30, 2011 (Unaudited)	$65.30	0.09	0.14	22.64	22.73	(1.29)	(3.95)	(5.24)	$82.79	37.01%	$41,395	1.09%[7]	1.46%[7]	0.25%[7]	0.95%[7]	1.32%[7]	0.39%[7]	0%
For the Year Ended October 31, 2010	$75.46	0.43	0.63	6.39	6.82	(0.73)	(16.25)	(16.98)	$65.30	10.27%	$22,857	1.26%	1.89%	0.71%	0.95%	1.58%	1.02%	85%
For the Period December 17, 2008[1] Through October 31, 2009	$60.00	0.70	0.70	15.36	16.06	(0.60)	—	(0.60)	$75.46	27.15%	$18,865	0.95%[7]	2.11%[7]	1.37%[7]	0.95%[7]	2.11%[7]	1.37%[7]	100%
Direxion Daily Developed Markets Bear 3X Shares[16]
For the Six Months Ended April 30, 2011 (Unaudited)	$46.95	(0.17)	(0.17)	(17.20)	(17.37)	—	—	—	$29.58	(37.00)%	$13,014	0.95%[7]	1.78%[7]	(0.89)%[7]	0.95%[7]	1.78%[7]	(0.89)%[7]	0%
For the Year Ended October 31, 2010	$91.30	(0.60)	(0.60)	(43.75)	(44.35)	—	—	—	$46.95	(48.58)%	$15,496	0.95%	1.88%	(0.86)%	0.95%	1.88%	(0.86)%	0%
For the Period December 17, 2008[1] Through October 31, 2009	$300.00	(1.35)	(1.35)	(207.35)	(208.70)	—	—	—	$91.30	(69.57)%	$4,566	0.95%[7]	2.91%[7]	(0.84)%[7]	0.95%[7]	2.91%[7]	(0.84)%[7]	0%
Direxion Daily Emerging Markets Bull 3X Shares[12]
For the Six Months Ended April 30, 2011 (Unaudited)	$37.42	(0.07)	(0.07)	7.63	7.56	—	(0.65)	(0.65)	$44.33	20.63%	$343,577	0.98%[7]	1.02%[7]	(0.38)%[7]	0.95%[7]	0.99%[7]	(0.35)%[7]	24%
For the Year Ended October 31, 2010	$29.40	0.19	0.19	13.62	13.81	(0.19)	(5.60)	(5.79)	$37.42	50.97%	$353,661	0.96%	1.02%	0.63%	0.95%	1.01%	0.64%	148%
For the Period December 17, 2008[1] Through October 31, 2009	$15.00	0.25	0.25	14.32	14.57	(0.17)	—	(0.17)	$29.40	97.28%	$235,151	0.95%[7]	1.05%[7]	1.28%[7]	0.95%[7]	1.05%[7]	1.28%[7]	160%
Direxion Daily Emerging Markets Bear 3X Shares[13]
For the Six Months Ended April 30, 2011 (Unaudited)	$24.09	(0.09)	(0.09)	(7.81)	(7.90)	—	—	—	$16.19	(32.79)%	$92,140	0.95%[7]	1.05%[7]	(0.89)%[7]	0.95%[7]	1.05%[7]	(0.89)%[7]	0%
For the Year Ended October 31, 2010	$73.30	(0.37)	(0.37)	(48.84)	(49.21)	—	—	—	$24.09	(67.14)%	$127,414	0.95%	1.06%	(0.87)%	0.95%	1.06%	(0.87)%	0%
For the Period December 17, 2008[1] Through October 31, 2009	$600.00	(0.68)	(0.68)	(526.02)	(526.70)	—	—	—	$73.30	(87.78)%	$103,663	0.95%[7]	1.24%[7]	(0.87)%[7]	0.95%[7]	1.24%[7]	(0.87)%[7]	0%
Direxion Daily Latin America Bull 3X Shares
For the Six Months Ended April 30, 2011 (Unaudited)	$39.79	0.06	0.07	2.37	2.43	(0.66)	(2.13)	(2.79)	$39.43	6.43%	$39,435	0.99%[7]	1.29%[7]	0.31%[7]	0.95%[7]	1.25%[7]	0.35%[7]	0%
For the Period December 3, 2009[1] Through October 31, 2010	$40.00	0.23	0.23	(0.24)[8]	(0.01)	(0.20)	—	(0.20)	$39.79	0.15%	$35,811	0.97%[7]	1.57%[7]	0.83%[7]	0.95%[7]	1.55%[7]	0.85%[7]	54%
Direxion Daily Latin America Bear 3X Shares
For the Six Months Ended April 30, 2011 (Unaudited)	$20.63	(0.10)	(0.08)	(4.44)	(4.54)	—	(1.33)	(1.33)	$14.76	(23.08)%	$2,951	1.20%[7]	2.68%[7]	(1.12)%[7]	0.95%[7]	2.43%[7]	(0.87)%[7]	0%
For the Period December 3, 2009[1] Through October 31, 2010	$40.00	(0.30)	(0.29)	(19.07)	(19.37)	—	—	—	$20.63	(48.43)%	$4,125	0.95%[7]	2.21%[7]	(0.88)%[7]	0.95%[7]	2.21%[7]	(0.88)%[7]	0%
Direxion Daily Semiconductor Bull 3X Shares
For the Six Months Ended April 30, 2011 (Unaudited)	$37.49	(0.21)	(0.20)	24.17	23.96	—	—	—	$61.45	63.91%	$129,051	1.00%[7]	1.07%[7]	(0.79)%[7]	0.95%[7]	1.02%[7]	(0.74)%[7]	24%
For the Period March 11, 2010[1] Through October 31, 2010	$40.00	(0.04)	(0.04)	(2.46)[8]	(2.50)	(0.01)	—	(0.01)	$37.49	(6.25)%	$61,853	0.95%[7]	1.27%[7]	(0.20)%[7]	0.95%[7]	1.27%[7]	(0.20)%[7]	46%
Direxion Daily Semiconductor Bear 3X Shares[16]
For the Six Months Ended April 30, 2011 (Unaudited)	$115.25	(0.32)	(0.27)	(58.50)	(58.82)	—	(4.31)	(4.31)	$52.12	(52.19)%	$20,847	1.09%[7]	1.45%[7]	(1.03)%[7]	0.95%[7]	1.31%[7]	(0.89)%[7]	0%
For the Period March 11, 2010[1] Through October 31, 2010	$200.00	(0.90)	(0.90)	(83.85)	(84.75)	—	—	—	$115.25	(42.38)%	$9,219	0.96%[7]	1.78%[7]	(0.87)%[7]	0.95%[7]	1.77%[7]	(0.86)%[7]	0%
Direxion Daily Energy Bull 3X Shares
For the Six Months Ended April 30, 2011 (Unaudited)	$38.32	(0.22)	(0.20)	54.01	53.79	—	—	—	$92.11	140.37%	$354,639	1.00%[7]	1.02%[7]	(0.66)%[7]	0.95%[7]	0.97%[7]	(0.61)%[7]	0%
For the Year Ended October 31, 2010	$41.85	0.13	0.13	1.40	1.53	(0.21)	(4.85)	(5.06)	$38.32	3.67%	$210,747	0.96%	1.00%	0.39%	0.95%	0.99%	0.40%	126%
For the Period November 6, 2008[1] Through October 31, 2009	$60.00	0.26	0.26	(18.18)[8]	(17.92)	(0.23)	—	(0.23)	$41.85	(29.75)%	$133,917	0.95%[7]	1.05%[7]	0.81%[7]	0.95%[7]	1.05%[7]	0.81%[7]	518%

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT  133

Financial Highlights
April 30, 2011

													RATIO TO AVERAGE NET ASSETS
				Net Realized	Net Increase										Net			Net
	Net Asset	Net	Net	and	(Decrease)	Dividends	Distributions			Net Asset		Net Assets,			Investment			Investment
	Value,	Investment	Investment	Unrealized	in Net Asset	from Net	from	Distributions		Value,		End of			Income (Loss)			Income (Loss)	Portfolio
	Beginning	Income	Income	Gain (Loss)	Value resulting	Investment	Realized	from Return	Total	End of	Total	Period	Net	Total	After Expense	Net	Total	After Expense	Turnover
	of Period	(Loss)[2,3]	(Loss)[2,4]	on Investments	from Operations	Income	Capital Gains	of Capital	Distributions	Period	Return[5]	(000’s ommited)	Expenses[3]	Expenses[3]	Reimbursement[3]	Expenses[4]	Expenses[4]	Reimbursement[4]	Rate[6]

Direxion Daily Energy Bear 3X Shares[11]
For the Six Months Ended April 30, 2011 (Unaudited)	$36.27	(0.09)	(0.09)	(23.53)	(23.62)	—	—	—	—	$12.65	(65.12)%	$62,387	1.02%[7]	1.15%[7]	(0.96)%[7]	0.95%[7]	1.08%[7]	(0.89)%[7]	0%
For the Year Ended October 31, 2010	$63.15	(0.48)	(0.46)	(26.40)	(26.88)	—	—	—	—	$36.27	(42.57)%	$64,562	0.99%	1.17%	(0.92)%	0.95%	1.13%	(0.88)%	0%
For the Period November 6, 2008[1] Through October 31, 2009	$300.00	(0.75)	(0.75)	(236.10)	(236.85)	—	—	—	—	$63.15	(78.95)%	$71,339	0.95%[7]	1.13%[7]	(0.86)%[7]	0.95%[7]	1.13%[7]	(0.86)%[7]	0%
Direxion Daily Financial Bull 3X Shares[9,14]
For the Six Months Ended April 30, 2011 (Unaudited)	$22.18	(0.07)	(0.07)	8.55	8.48	—	—	—	—	$30.66	38.23%	$1,669,441	0.97%[7]	0.97%[7]	(0.49)%[7]	0.95%[7]	0.95%[7]	(0.47)%[7]	2%
For the Year Ended October 31, 2010	$22.47	0.03	0.04	(0.22)	(0.19)	(0.10)	—	—	(0.10)	$22.18	(0.97)%	$1,695,441	0.96%	0.99%	0.14%	0.95%	0.98%	0.15%	19%
For the Period November 6, 2008[1] Through October 31, 2009	$100.00	0.12	0.12	(77.47)[8]	(77.35)	(0.18)	—	—	(0.18)	$22.47	(77.36)%	$1,314,219	0.95%[7]	0.98%[7]	0.80%[7]	0.95%[7]	0.98%[7]	0.80%[7]	365%
Direxion Daily Financial Bear 3X Shares[15,16]
For the Six Months Ended April 30, 2011 (Unaudited)	$63.05	(0.21)	(0.20)	(23.53)	(23.74)	—	—	—	—	$39.31	(37.65)%	$624,339	0.96%[7]	0.98%[7]	(0.90)%[7]	0.95%[7]	0.97%[7]	(0.89)%[7]	0%
For the Year Ended October 31, 2010	$114.80	(0.70)	(0.65)	(51.05)	(51.75)	—	—	—	—	$63.05	(45.08)%	$1,199,646	0.96%	1.00%	(0.89)%	0.95%	0.99%	(0.88)%	0%
For the Period November 6, 2008[1] Through October 31, 2009	$3,000.00	(1.45)	(1.45)	(2,883.75)	(2,885.20)	—	—	—	—	$114.80	(96.17)%	$1,216,063	0.95%[7]	1.00%[7]	(0.86)%[7]	0.95%[7]	1.00%[7]	(0.86)%[7]	0%
Direxion Daily Real Estate Bull 3X Shares[12]
For the Six Months Ended April 30, 2011 (Unaudited)	$54.05	0.07	0.07	24.17	24.24	(0.05)	—	—	(0.05)	$78.24	44.90%	$125,189	1.01%[7]	1.06%[7]	0.23%[7]	0.95%[7]	1.00%[7]	0.29%[7]	26%
For the Year Ended October 31, 2010	$26.78	0.76	0.77	29.89	30.65	(1.02)	(2.36)	—	(3.38)	$54.05	123.46%	$110,794	0.97%	1.06%	1.93%	0.95%	1.04%	1.95%	146%
For the Period July 16, 2009[1] Through October 31, 2009	$15.00	0.19	0.19	11.63 [8]	11.82	(0.04)	—	—	(0.04)	$26.78	78.71%	$107,118	0.96%[7]	1.11%[7]	2.43%[7]	0.95%[7]	1.10%[7]	2.44%[7]	132%
Direxion Daily Real Estate Bear 3X Shares[11]
For the Six Months Ended April 30, 2011 (Unaudited)	$20.38	(0.08)	(0.08)	(8.37)	(8.45)	—	—	—	—	$11.93	(41.46)%	$33,646	0.95%[7]	1.10%[7]	(0.89)%[7]	0.95%[7]	1.10%[7]	(0.89)%[7]	0%
For the Year Ended October 31, 2010	$105.35	(0.32)	(0.31)	(84.46)	(84.78)	—	(0.19)	—	(0.19)	$20.38	(80.57)%	$78,871	0.96%	1.10%	(0.88)%	0.95%	1.09%	(0.87)%	0%
For the Period July 16, 2009[1] Through October 31, 2009	$300.00	(0.25)	(0.25)	(194.40)	(194.65)	—	—	—	—	$105.35	(64.88)%	$47,416	0.95%[7]	1.65%[7]	(0.94)%[7]	0.95%[7]	1.65%[7]	(0.94)%[7]	0%
Direxion Daily Technology Bull 3X Shares[12]
For the Six Months Ended April 30, 2011 (Unaudited)	$40.20	(0.17)	(0.16)	12.05	11.88	—	(0.84)	—	(0.84)	$51.24	29.90%	$256,201	0.99%[7]	0.99%[7]	(0.71)%[7]	0.95%[7]	0.95%[7]	(0.67)%[7]	0%
For the Year Ended October 31, 2010	$33.55	(0.19)	(0.12)	14.37	14.18	—	(7.53)	—	(7.53)	$40.20	47.33%	$196,994	1.15%	1.20%	(0.56)%	0.95%	1.00%	(0.36)%	106%
For the Period December 17, 2008[1] Through October 31, 2009	$15.00	(0.05)	(0.05)	18.61	18.56	(0.01)	—	—	(0.01)	$33.55	123.80%	$114,065	0.95%[7]	1.07%[7]	(0.23)%[7]	0.95%[7]	1.07%[7]	(0.23)%[7]	206%
Direxion Daily Technology Bear 3X Shares[11]
For the Six Months Ended April 30, 2011 (Unaudited)	$28.03	(0.10)	(0.10)	(8.79)	(8.89)	—	—	—	—	$19.14	(31.72)%	$40,376	0.95%[7]	1.01%[7]	(0.88)%[7]	0.95%[7]	1.01%[7]	(0.88)%[7]	0%
For the Year Ended October 31, 2010	$62.85	(0.36)	(0.36)	(34.46)	(34.82)	—	—	—	—	$28.03	(55.40)%	$53,531	0.96%	1.11%	(0.88)%	0.95%	1.10%	(0.87)%	0%
For the Period December 17, 2008[1] Through October 31, 2009	$300.00	(0.60)	(0.60)	(236.55)	(237.15)	—	—	—	—	$62.85	(79.05)%	$41,478	0.95%[7]	1.21%[7]	(0.87)%[7]	0.95%[7]	1.21%[7]	(0.87)%[7]	0%
Direxion Daily 7-10 Year Treasury Bull 3X Shares
For the Six Months Ended April 30, 2011 (Unaudited)	$65.29	(0.25)	(0.24)	(6.03)[8]	(6.28)	(0.19)	(3.50)	—	(3.69)	$55.32	(9.27)%	$8,299	0.96%[7]	1.67%[7]	(0.91)%[7]	0.95%[7]	1.66%[7]	(0.90)%[7]	0%
For the Year Ended October 31, 2010	$51.24	0.62	0.62	14.13	14.75	(0.70)	—	—	(0.70)	$65.29	29.17%	$6,529	0.95%	1.85%	1.15%	0.95%	1.85%	1.15%	536%
For the Period April 16, 2009[1] Through October 31, 2009	$60.00	0.51	0.51	(8.84)	(8.33)	(0.43)	—	—	(0.43)	$51.24	(13.85)%	$10,248	0.95%[7]	3.14%[7]	2.07%[7]	0.95%[7]	3.14%[7]	2.07%[7]	176%
Direxion Daily 7-10 Year Treasury Bear 3X Shares
For the Six Months Ended April 30, 2011 (Unaudited)	$41.08	(0.20)	(0.20)	2.21	2.01	—	—	—	—	$43.09	4.89%	$77,567	0.96%[7]	0.98%[7]	(0.91)%[7]	0.95%[7]	0.97%[7]	(0.90)%[7]	0%
For the Year Ended October 31, 2010	$64.03	(0.44)	(0.43)	(17.20)	(17.64)	—	(5.31)	—	(5.31)	$41.08	(29.95)%	$59,564	0.95%	1.20%	(0.87)%	0.95%	1.20%	(0.87)%	0%
For the Period April 16, 2009[1] Through October 31, 2009	$60.00	(0.29)	(0.29)	4.32	4.03	—	—	—	—	$64.03	6.72%	$19,210	0.95%[7]	2.21%[7]	(0.89)%[7]	0.95%[7]	2.21%[7]	(0.89)%[7]	0%
Direxion Daily 20+ Year Treasury Bull 3X Shares
For the Six Months Ended April 30, 2011 (Unaudited)	$43.18	(0.15)	(0.14)	(7.11)	(7.26)	(0.29)	(0.99)	—	(1.28)	$34.64	(16.61)%	$25,981	0.95%[7]	1.16%[7]	(0.90)%[7]	0.95%[7]	1.16%[7]	(0.90)%[7]	0%
For the Year Ended October 31, 2010	$42.56	0.56	0.57	5.03	5.59	(0.77)	(4.20)	—	(4.97)	$43.18	15.27%	$15,114	0.95%	1.61%	1.42%	0.95%	1.61%	1.42%	658%
For the Period April 16, 2009[1] Through October 31, 2009	$60.00	0.64	0.64	(17.70)[8]	(17.06)	(0.38)	—	—	(0.38)	$42.56	(28.43)%	$12,768	0.95%[7]	1.98%[7]	2.84%[7]	0.95%[7]	1.98%[7]	2.84%[7]	215%
Direxion Daily 20+ Year Treasury Bear 3X Shares
For the Six Months Ended April 30, 2011 (Unaudited)	$38.35	(0.20)	(0.19)	2.27	2.07	—	—	—	—	$40.42	5.40%	$519,382	0.94%[7]	0.94%[7]	(0.89)%[7]	0.92%[7]	0.92%[7]	(0.87)%[7]	0%
For the Year Ended October 31, 2010	$64.89	(0.42)	(0.41)	(18.77)	(19.19)	—	(7.00)	(0.35)	(7.35)	$38.35	(33.48)%	$222,430	0.95%	0.95%	(0.87)%	0.95%	0.95%	(0.87)%	0%
For the Period April 16, 2009[1] Through October 31, 2009	$60.00	(0.32)	(0.32)	5.21 [8]	4.89	—	—	—	—	$64.89	8.15%	$90,852	0.95%[7]	1.10%[7]	(0.89)%[7]	0.95%[7]	1.10%[7]	(0.89)%[7]	0%

[1]	Commencement of investment operations.
[2]	Based on average shares outstanding.
[3]	Includes interest expense and extraordinary expenses which comprise of excise tax and litigation expenses.
[4]	Excludes interest expense and extraordinary expenses which comprise of excise tax and litigation expenses.
[5]	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. The total return would have been lower if certain expenses had not been reimbursed/waived by the investment advisor.

The accompanying notes are an integral part of these financial statements.

134  DIREXION SEMI-ANNUAL REPORT

Financial Highlights
April 30, 2011

[6]	Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares. Portfolio turnover rate does not include effects of turnover of the swap portfolio.
[7]	Annualized.
[8]	Due to the timing of sales and redemptions of capital shares, the net realized and unrealized gain (loss) per share is not in accord with the Fund’s changes in net realized and unrealized gain (loss) on investment securities, in-kind transactions, swaps and options for the period.
[9]	On May 5, 2010, the Fund had a 3:1 forward stock split. Per share data for the period to May 5, 2010 has been adjusted to give effect to 3:1 forward stock split.
[10]	On June 25, 2009, the Fund had a 1:2 reverse stock split. Per share data for the period prior to June 25, 2009 has been adjusted to give effect to 1:2 reverse stock split.
[11]	On July 8, 2010, the Fund had a 1:5 reverse stock split. Per share data for the periods prior to July 8, 2010 have been adjusted to give effect to 1:5 reverse stock split.
[12]	On May 5, 2010, the Fund had a 4:1 forward stock split. Per share data for the period prior to May 5, 2010 has been adjusted to give effect to 4:1 forward stock split.
[13]	On March 4, 2010, the Fund had a 1:10 reverse stock split. Per share data for the period prior to March 4, 2010 has been adjusted to give effect to 1:10 reverse stock split.
[14]	On July 9, 2009, the Fund had a 1:5 reverse stock split. Per share data for the period prior to July 9, 2009 has been adjusted to give effect to 1:5 reverse stock split.
[15]	On July 9, 2009, the Fund had a 1:10 reverse stock split. Per share data for the period prior to July 9, 2009 has been adjusted to give effect to 1:10 reverse stock split.
[16]	On February 24, 2011, the Fund had a 1:5 reverse stock split. Per share data for the period prior to February 24, 2011 has been adjusted to give effect to 1:5 reverse stock split.
[17]	On February 24, 2011, the Fund had a 1:3 reverse stock split. Per share data for the period prior to February 24, 2011 has been adjusted to give effect to 1:3 reverse stock split.
[18]	Less than $0.005.
[19]	Less than 0.005%.

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT  135

Direxion Shares ETF Trust
NOTES TO THE FINANCIAL STATEMENTS
April 30, 2011 (Unaudited)

1.	ORGANIZATION

The Direxion Shares ETF Trust (the “Trust”) is a Delaware statutory trust formed on April 23, 2008 and is registered with the Securities and Exchange Commission (“SEC”) as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust is a registered investment company that offers 139 Funds (each, a “Fund” and together the “Funds”) of which 42 are included in this report:

Direxion Airline Shares

Direxion Daily 20+ Year Treasury Bear 1X Shares

Direxion Daily BRIC Bull 2X Shares

Direxion Daily India Bull 2X Shares

Direxion Daily Natural Gas Related Bull 2X Shares

Direxion Daily Gold Miners Bull 2X Shares

Direxion Daily Retail Bull 2X Shares

Direxion Daily Large Cap Bull 3X Shares

Direxion Daily Mid Cap Bull 3X Shares

Direxion Daily Small Cap Bull 3X Shares

Direxion Daily China Bull 3X Shares

Direxion Daily Developed Markets Bull 3X Shares

Direxion Daily Emerging Markets Bull 3X Shares

Direxion Daily Latin America Bull 3X Shares

Direxion Daily Semiconductor Bull 3X Shares

Direxion Daily Energy Bull 3X Shares

Direxion Daily Financial Bull 3X Shares

Direxion Daily Real Estate Bull 3X Shares

Direxion Daily Technology Bull 3X Shares

Direxion Daily 7-10 Year Treasury Bull 3X Shares

Direxion Daily 20+ Year Treasury Bull 3X Shares

Direxion Daily 7-10 Year Treasury Bear 1X Shares

Direxion Daily Total Bond Market Bear 1X Shares

Direxion Daily BRIC Bear 2X Shares

Direxion Daily India Bear 2X Shares

Direxion Daily Natural Gas Related Bear 2X Shares

Direxion Daily Gold Miners Bear 2X Shares

Direxion Daily Retail Bear 2X Shares

Direxion Daily Large Cap Bear 3X Shares

Direxion Daily Mid Cap Bear 3X Shares

Direxion Daily Small Cap Bear 3X Shares,

Direxion Daily China Bear 3X Shares

Direxion Daily Developed Markets Bear 3X Shares

Direxion Daily Emerging Markets Bear 3X Shares

Direxion Daily Latin America Bear 3X Shares

Direxion Daily Semiconductor Bear 3X Shares

Direxion Daily Energy Bear 3X Shares

Direxion Daily Financial Bear 3X Shares

Direxion Daily Real Estate Bear 3X Shares

Direxion Daily Technology Bear 3X Shares

Direxion Daily 7-10 Year Treasury Bear 3X Shares

Direxion Daily 20+ Year Treasury Bear 3X Shares

Each Fund’s investment objective is to seek daily investment results, before fees and expenses that correspond to the performance of a particular index or benchmark. The Funds with the word “Bull” in their name attempt to provide investment results that correlate positively to the return of an index or benchmark. The Funds with the word “Bear” in their name attempt to provide investment results that correlate negatively to the return of an index or benchmark. The correlations sought by the Bull funds and the Bear Funds are a multiple of the returns of the target index or benchmark. The 1X Funds seek 100% of the returns of their benchmark indices. The 2X Funds seek a multiple of 200% of the returns of their benchmark indices. The 3X Funds seek a multiple of 300% of the returns of their benchmark indices.

Fund	Index or Benchmark	Daily Target

Direxion Airline Shares	NYSE Arca Airline Index	100%

Direxion Daily 7-10 Year Treasury Bear 1X Shares	NYSE 7-10 Year Treasury Bond Index	-100%

Direxion Daily 20+ Year Treasury Bear 1X Shares	NYSE 20 Year Plus Treasury Bond Index	-100%

Direxion Daily Total Bond Market Bear 1X Shares	Barclays Capital U.S. Aggregate Bond Index	-100%

Direxion Daily BRIC Bull 2X Shares	The Bank of New York Mellon BRIC Select ADR® Index	200%
Direxion Daily BRIC Bear 2X Shares		-200%

136  DIREXION SEMI-ANNUAL REPORT

Fund	Index or Benchmark	Daily Target

Direxion Daily India Bull 2X Shares	Indus India Index	200%
Direxion Daily India Bear 2X Shares		-200%

Direxion Daily Natural Gas Related Bull 2X Shares	ISE-Revere Natural Gas Index	200%
Direxion Daily Natural Gas Related Bear 2X Shares		-200%

Direxion Daily Gold Miners Bull 2X Shares	NYSE Arca Gold Miners Index	200%
Direxion Daily Gold Miners Bear 2X Shares		-200%

Direxion Daily Retail Bull 2X Shares	Russell 1000® Retail Index	200%
Direxion Daily Retail Bear 2X Shares		-200%

Direxion Daily Large Cap Bull 3X Shares	Russell 1000® Index	300%
Direxion Daily Large Cap Bear 3X Shares		-300%

Direxion Daily Mid Cap Bull 3X Shares	Russell Midcap® Index	300%
Direxion Daily Mid Cap Bear 3X Shares		-300%

Direxion Daily Small Cap Bull 3X Shares	Russell 2000® Index	300%
Direxion Daily Small Cap Bear 3X Shares		-300%

Direxion Daily China Bull 3X Shares	The Bank of New York Mellon China	300%
Direxion Daily China Bear 3X Shares	Select ADR® Index	-300%

Direxion Daily Developed Markets Bull 3X Shares	MSCI EAFE® Index	300%
Direxion Daily Developed Markets Bear 3X Shares		-300%

Direxion Daily Emerging Markets Bull 3X Shares	MSCI Emerging Markets IndexSM	300%
Direxion Daily Emerging Markets Bear 3X Shares		-300%

Direxion Daily Latin America Bull 3X Shares	S&P Latin America 40 Index	300%
Direxion Daily Latin America Bear 3X Shares		-300%

Direxion Daily Semiconductor Bull 3X Shares	PHLX Semiconductor Sector Index	300%
Direxion Daily Semiconductor Bear 3X Shares		-300%

Direxion Daily Energy Bull 3X Shares	Russell 1000® Energy Index	300%
Direxion Daily Energy Bear 3X Shares		-300%

Direxion Daily Financial Bull 3X Shares	Russell 1000® Financial Services Index	300%
Direxion Daily Financial Bear 3X Shares		-300%

Direxion Daily Real Estate Bull 3X Shares	MSCI US REIT Index SM	300%
Direxion Daily Real Estate Bear 3X Shares		-300%

Direxion Daily Technology Bull 3X Shares	Russell 1000® Technology Index	300%
Direxion Daily Technology Bear 3X Shares		-300%

Direxion Daily 7-10 Year Treasury Bull 3X Shares	NYSE 7-10 Year Treasury Bond Index	300%
Direxion Daily 7-10 Year Treasury Bear 3X Shares		-300%

Direxion Daily 20+ Year Treasury Bull 3X Shares	NYSE 20 Year Plus Treasury Bond Index	300%
Direxion Daily 20+ Year Treasury Bear 3X Shares		-300%

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with U.S. generally accepted accounting principles (“GAAP”).

a) Investment Valuation – The Net Asset Value (“NAV”) per share of each Fund is determined daily, as of the close of regular trading on the New York Stock Exchange (“NYSE”) (normally at 4:00 p.m. Eastern time), each day the NYSE is open for business. On days that the Securities Industry and Financial Markets Association (“SIFMA”)

DIREXION SEMI-ANNUAL REPORT  137

recommends that the bond markets close all day, the Funds do not calculate their NAVs, even if the NYSE is open for business. Similarly, on days that SIFMA recommends that the bond markets close early each of the Funds calculate its NAV as of the time of the recommended close, usually 2:00pm Eastern time, rather than the close of regular trading on the NYSE. A security listed or traded on an exchange, domestic or foreign, is valued at its last sales price on the principal exchange on which it is traded prior to the time when assets are valued. If no sale is reported at that time, the mean of the last bid and asked prices is used. Securities primarily traded on the NASDAQ Global Market (“NASDAQ”) for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price (“NOCP”) provided by NASDAQ® each business day. Over the Counter (“OTC”) securities held by a Fund will be valued at the last sales price or, if no sales price is reported, the mean of the last bid and asked price is used. The portfolio securities of a Fund that are listed on national exchanges are valued at the last sales price of such securities; if no sales price is reported, the mean of the last bid and asked price is used. Securities for which reliable market quotations are not readily available, the Funds’ pricing service does not provide a valuation for such securities, the Fund’s pricing service provides valuation that in the judgment of Rafferty Asset Management, LLC (the “Adviser”) does not represent fair value, or the Fund or Adviser believes the market price is stale will be fair valued as determined by the Adviser under the supervision of the Board of Trustees (the “Board”).

b) Swap Contract – Each Fund may enter into equity swap contacts. Standard equity swap contracts are between two parties that agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross amount to be exchanged is calculated with respect to a “notional amount” (i.e. the return on or increase in value of a particular dollar amount invested in a “basket” of securities representing a particular index or industry sector). The Fund’s obligations are accrued daily and offset by any amounts owed to the Fund.

In a “long” equity swap agreement, the counterparty will generally agree to pay the Fund the amount, if any, by which the notional amount of swap contract would have increased in value if the Fund had been invested in the particular securities, plus dividends that would have been received on those securities. The Fund will agree to pay the counterparty a floating rate of interest (e.g., a LIBOR based rate) on the notional amount of the swap contract plus the amount, if any, by which the notional amount would have decreased in value had it been invested in such securities plus, in certain instances, commissions or trading spreads on the notional amounts. Thus, the return on the swap contract should be the gain or loss on the notional amount plus dividends on the securities less the interest and commission paid by the Fund on the notional amount. Payments may be made at the conclusion of the contract or periodically during its term. These swap contracts do not include the delivery of securities by the Funds to the counterparty. The net amount of the excess, if any, of the Fund’s obligations owed over its entitlement with respect to each swap is accrued on a daily basis and an amount of cash or liquid assets having an aggregate net asset value at least equal to such accrued excess is maintained in a segregated account by the Funds’ custodian. Until a swap contract is settled in cash, the gain or loss on the notional amount plus dividends on the securities less the interest paid by the Fund on the notional amount are recorded as “unrealized gains or losses on swaps” and when cash is exchanged, the gain or loss is recorded as “realized gains or losses on swaps”.

Each Fund may enter into swap contracts that provide the opposite return of the particular benchmark or security (“short” the index or security). The operations are similar to that of the swaps disclosed above except that the counterparty pays interest to the Fund on the notional amount outstanding and the dividends on the underlying securities reduce the return of the swap. These amounts are netted with any unrealized appreciation or depreciation to determine the value of the swap. The Funds will typically enter into equity swap agreements to obtain leverage in order to meet their objectives.

The Funds collateralize swap agreements with cash and certain securities as indicated on the Schedule of Investments of each of the Funds, respectively. Such collateral is held for the benefit of the counterparty in a segregated account at the Custodian to protect the counterparty against non-payment by the Funds. The Funds do not net collateral. In the event of a default by the counterparty, the Funds will seek return of this collateral

138  DIREXION SEMI-ANNUAL REPORT

and may incur certain costs exercising their rights with respect to the collateral. Amounts expected to be owed to the Funds are regularly collateralized either directly with the Funds or in a segregated account at the Custodian.

A Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of swap agreement counterparty to the extent that posted collateral is insufficient. A Fund will enter into swap agreements only with large, well-capitalized and established financial institutions. The creditworthiness of each of the firms that is a counterparty to a swap agreement is monitored by the Adviser. The shareholder may obtain swap counterparty financial statements at www.sec.gov.

c) Risks of Investing in Foreign Securities – Investments in foreign securities involve greater risks than investing in domestic securities. As a result, the Funds’ returns and net asset values may be affected to a large degree by fluctuations in currency exchange rates, political, diplomatic or economic conditions and regulatory requirements in other countries. The laws and accounting, auditing, and financial reporting standards in foreign countries typically are not as strict as they are in the U.S., and there may be less public information available about foreign companies. Investments in foreign emerging markets present a greater risk than investing in foreign issuers in general. The risk of political or social upheaval is greater in emerging markets. In addition, there may be risks of an economy’s dependence on revenues from particular commodities, currency transfer restrictions, a limited number of potential buyers for such securities and delays and disruption in securities settlement procedures.

d) Security Transactions – Investment transactions are recorded on the trade date. The Funds determine the gain or loss realized from the investment transactions by comparing the identified cost, which is the same basis used for federal income tax purposes, with the net sales proceeds.

e) Federal Income Taxes – Each Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, necessary to qualify as a regulated investment company and to make the requisite distributions of net investment income and net realized capital gains to its shareholders sufficient to relieve it from all or substantially all federal income and excise taxes. No provision for federal income taxes has been made.

f) Income and Expenses – Dividend income is recorded on the ex-dividend date. Interest income, including amortization of premium and discount, is recognized on an accrual basis. The Funds are charged for those expenses that are directly attributable to each series, such as advisory fees and registration costs. Expenses that are not directly attributable to a series are generally allocated among the Trust’s series in proportion to their respective net assets.

g) Distributions to Shareholders – Each Fund generally pays dividends from net investment income and distributes net realized capital gains, if any, at least annually. Such distributions are determined in accordance with federal income tax regulations which may differ from GAAP. Certain Funds also utilize earnings and profits distributed to shareholders on redemptions of shares as part of the dividends paid deduction. Distributions to shareholders are recorded on the ex-dividend date.

The tax character of distributions paid during the six-month period ended April 30, 2011 and period ended October 31, 2010 were as follows:

	Six-Months Ended April 30, 2011		Period Ended October 31, 2010
	Distributions Paid	Distributions Paid	Distributions Paid	Distributions Paid	Distributions Paid
	from Ordinary	From Long Term	From Ordinary	From Long Term	From Return
Funds	Income	Capital Gains	Income	Capital Gain	of Capital

Direxion Airline Shares	$—	$—	$—	$—	$—
Direxion Daily 7-10 Year Treasury Bear 1X Shares	—	—
Direxion Daily 20+ Year Treasury Bear 1X Shares	—	—
Direxion Daily Total Bond Market Bear 1X Shares	—	—
Direxion Daily BRIC Bull 2X Shares	52,911	—	33,358	—	—
Direxion Daily BRIC Bear 2X Shares	1,865	—	—	—	—

DIREXION SEMI-ANNUAL REPORT  139

	Six-Months Ended April 30, 2011		Period Ended October 31, 2010
	Distributions Paid	Distributions Paid	Distributions Paid	Distributions Paid	Distributions Paid
	from Ordinary	From Long Term	From Ordinary	From Long Term	From Return
Funds	Income	Capital Gains	Income	Capital Gain	of Capital

Direxion Daily India Bull 2X Shares	$101,976	$—	$—	$—	$—
Direxion Daily India Bear 2X Shares	—	—	—	—	—
Direxion Daily Natural Gas Related Bull 2X Shares	5,365	—	—	—	—
Direxion Daily Natural Gas Related Bear 2X Shares	—	—	—	—	—
Direxion Daily Gold Miners Bull 2X Shares	—	—	—	—	—
Direxion Daily Gold Miners Bear 2X Shares	—	—	—	—	—
Direxion Daily Retail Bull 2X Shares	65,396	—	2,340	—	—
Direxion Daily Retail Bear 2X Shares	—	—	—	—	—
Direxion Daily Large Cap Bull 3X Shares	—	—	34,746,222	7,631	—
Direxion Daily Large Cap Bear 3X Shares	—	—	—	—	—
Direxion Daily Mid Cap Bull 3X Shares	1,669,492	642,521	10,377,067	6,018	—
Direxion Daily Mid Cap Bear 3X Shares	—	—	—	—	—
Direxion Daily Small Cap Bull 3X Shares	—	—	35,325,930	77,400	—
Direxion Daily Small Cap Bear 3X Shares	—	—	—	—	—
Direxion Daily China Bull 3X Shares	1,867,105	—	119,997	—	—
Direxion Daily China Bear 3X Shares	—	—	—	—	—
Direxion Daily Developed Markets Bull 3X Shares	1,947,431	—	4,725,658	—	—
Direxion Daily Developed Markets Bear 3X Shares	—	—	—	—	—
Direxion Daily Emerging Markets Bull 3X Shares	7,088,685	120,998	48,738,349	—	—
Direxion Daily Emerging Markets Bear 3X Shares	—	—	—	—	—
Direxion Daily Latin America Bull 3X Shares	3,129,385	—	211,518	—	—
Direxion Daily Latin America Bear 3X Shares	266,286	—	—	—	—
Direxion Daily Semiconductor Bull 3X Shares	—	—	15,420	—	—
Direxion Daily Semiconductor Bear 3X Shares	725,779	—	—	—	—
Direxion Daily Energy Bull 3X Shares	—	—	17,571,396	—	—
Direxion Daily Energy Bear 3X Shares	—	—	—	—	—
Direxion Daily Financial Bull 3X Shares	—	—	2,362,621	—	—
Direxion Daily Financial Bear 3X Shares	—	—	—	—	—
Direxion Daily Real Estate Bull 3X Shares	181,737	—	10,587,046	70,821	—
Direxion Daily Real Estate Bear 3X Shares	—	—	396,923	—	—
Direxion Daily Technology Bull 3X Shares	4,538,700	—	30,771,618	—	—
Direxion Daily Technology Bear 3X Shares	—	—	—	—	—
Direxion Daily 7-10 Year Treasury Bull 3X Shares	359,921	28,045	164,381	—	—
Direxion Daily 7-10 Year Treasury Bear 3X Shares	—	—	1,628,354	—	—
Direxion Daily 20+ Year Treasury Bull 3X Shares	555,758	34,691	1,536,210	—	—
Direxion Daily 20+ Year Treasury Bear 3X Shares	—	—	10,152,925	—	502,690

The Funds are designating as long-term capital gain dividends, pursuant to Internal Revenue Code Section 852(b)(3), the amount necessary to reduce the earnings and profits of the Funds related to net capital gain to zero for the tax year ending October 31, 2010. To the extent necessary to fully distribute such capital gain, the Funds also designate earnings and profits distributed to shareholders on the redemption of shares.

The difference between book basis and tax basis components of net assets are primarily attributable to tax deferral of losses on wash sales, market to market of unrealized gains on passive foreign investment companies (“PFICs”) and basis adjustments on investments in real estate investment trusts (“REITS”).

140  DIREXION SEMI-ANNUAL REPORT

At April 30, 2011, the aggregate gross unrealized appreciation and depreciation of investments for Federal income tax purposes were as follows*:

		Gross	Gross	Net Unrealized
	Tax Cost of	Unrealized	Unrealized	Appreciation
Funds	Investments	Appreciation	Depreciation	(Depreciation)

Direxion Airline Shares	$3,763,913	$38,284	$(276,020)	$(237,736)
Direxion Daily 7-10 Year Treasury Bear 1X Shares	4,002,835	—	—	—
Direxion Daily 20+ Year Treasury Bear 1X Shares	3,999,160	—	—	—
Direxion Daily Total Bond Market Bear 1X Shares	4,001,381	—	—	—
Direxion Daily BRIC Bull 2X Shares	4,468,878	115,539	(19,597)	95,942
Direxion Daily BRIC Bear 2X Shares	3,419,148	—	(458,333)	(458,333)
Direxion Daily India Bull 2X Shares	31,848,664	444,619	(275,642)	168,977
Direxion Daily India Bear 2X Shares	4,913,984	—	(725,634)	(725,634)
Direxion Daily Natural Gas Related Bull 2X Shares	6,914,184	692,528	(2,117)	690,411
Direxion Daily Natural Gas Related Bear 2X Shares	2,653,144	—	(134,708)	(134,708)
Direxion Daily Gold Miners Bull 2X Shares	20,678,396	320,985	—	320,985
Direxion Daily Gold Miners Bear 2X Shares	8,131,798	—	—	—
Direxion Daily Retail Bull 2X Shares	5,528,870	530,775	(13,642)	517,133
Direxion Daily Retail Bear 2X Shares	3,441,843	—	(216,220)	(216,220)
Direxion Daily Large Cap Bull 3X Shares	338,993,323	2,449,329	(52,269,419)	(49,820,090)
Direxion Daily Large Cap Bear 3X Shares	434,247,860	—	(223,442,575)	(223,442,575)
Direxion Daily Mid Cap Bull 3X Shares	68,813,817	2,767,682	(4,503,972)	(1,736,290)
Direxion Daily Mid Cap Bear 3X Shares	25,981,699	—	(11,456,235)	(11,456,235)
Direxion Daily Small Cap Bull 3X Shares	802,313,562	2,874,172	(78,843,565)	(75,969,393)
Direxion Daily Small Cap Bear 3X Shares	1,066,291,410	—	(406,033,394)	(406,033,394)
Direxion Daily China Bull 3X Shares	61,375,065	5,819,605	(5,891,717)	(72,112)
Direxion Daily China Bear 3X Shares	14,644,881	—	(2,433,942)	(2,433,942)
Direxion Daily Developed Markets Bull 3X Shares	40,326,471	5,645,314	(4,335,319)	1,309,995
Direxion Daily Developed Markets Bear 3X Shares	24,546,779	—	(7,586,566)	(7,586,566)
Direxion Daily Emerging Markets Bull 3X Shares	360,769,727	4,303,242	(30,960,051)	(26,656,809)
Direxion Daily Emerging Markets Bear 3X Shares	198,317,988	—	(83,613,822)	(83,613,822)
Direxion Daily Latin America Bull 3X Shares	40,463,207	3,616,056	(6,131,239)	(2,515,183)
Direxion Daily Latin America Bear 3X Shares	6,282,544	—	(1,869,644)	(1,869,644)
Direxion Daily Semiconductor Bull 3X Shares	131,562,734	2,075,995	(5,931,898)	(3,855,903)
Direxion Daily Semiconductor Bear 3X Shares	29,985,988	—	(2,694,246)	(2,694,246)
Direxion Daily Energy Bull 3X Shares	347,452,643	1,019,447	(7,688,454)	(6,669,007)
Direxion Daily Energy Bear 3X Shares	85,128,951	—	(10,896,096)	(10,896,096)
Direxion Daily Financial Bull 3X Shares	2,032,012,191	3,398,786	(358,861,589)	(355,462,803)
Direxion Daily Financial Bear 3X Shares	1,500,065,862	—	(838,573,977)	(838,573,977)
Direxion Daily Real Estate Bull 3X Shares	144,434,367	607,619	(8,245,155)	(7,637,536)
Direxion Daily Real Estate Bear 3X Shares	89,675,249	—	(47,007,383)	(47,007,383)
Direxion Daily Technology Bull 3X Shares	265,403,408	3,300,809	(15,189,544)	(11,888,735)
Direxion Daily Technology Bear 3X Shares	84,078,883	—	(26,977,543)	(26,977,543)
Direxion Daily 7-10 Year Treasury Bull 3X Shares	7,936,065	—	—	—
Direxion Daily 7-10 Year Treasury Bear 3X Shares	81,508,764	—	(571,985)	(571,985)
Direxion Daily 20+ Year Treasury Bull 3X Shares	25,843,368	43,255	(206,524)	(163,269)
Direxion Daily 20+ Year Treasury Bear 3X Shares	563,495,726	—	(3,481,757)	(3,481,757)

*	Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual report.

DIREXION SEMI-ANNUAL REPORT  141

At October 31, 2010, for Federal income tax purposes, the following Funds had capital loss carryforwards available to offset future capital gains through the year indicated:

Funds	October 31, 2018	October 31, 2017

Direxion Airline Shares	$—	$—
Direxion Daily 7-10 Year Treasury Bear 1X Shares	—	—
Direxion Daily 20+ Year Treasury Bear 1X Shares	—	—
Direxion Daily Total Bond Market Bear 1X Shares	—	—
Direxion Daily BRIC Bull 2X Shares	—	—
Direxion Daily BRIC Bear 2X Shares	—	—
Direxion Daily India Bull 2X Shares	—	—
Direxion Daily India Bear 2X Shares	247,484	—
Direxion Daily Natural Gas Related Bull 2X Shares	46,745	—
Direxion Daily Natural Gas Related Bear 2X Shares	35,815	—
Direxion Daily Gold Miners Bull 2X Shares	—	—
Direxion Daily Gold Miners Bear 2X Shares	—	—
Direxion Daily Retail Bull 2X Shares	—	—
Direxion Daily Retail Bear 2X Shares	117,323	—
Direxion Daily Large Cap Bull 3X Shares	—	—
Direxion Daily Large Cap Bear 3X Shares	243,723,246	—
Direxion Daily Mid Cap Bull 3X Shares	—	—
Direxion Daily Mid Cap Bear 3X Shares	4,862,033	5,743,778
Direxion Daily Small Cap Bull 3X Shares	—	—
Direxion Daily Small Cap Bear 3X Shares	170,386,620	41,155,587
Direxion Daily China Bull 3X Shares	—	—
Direxion Daily China Bear 3X Shares	2,428,504	—
Direxion Daily Developed Markets Bull 3X Shares	—	—
Direxion Daily Developed Markets Bear 3X Shares	3,814,712	2,982,535
Direxion Daily Emerging Markets Bull 3X Shares	—	—
Direxion Daily Emerging Markets Bear 3X Shares	33,557,979	24,388,554
Direxion Daily Latin America Bull 3X Shares	—	—
Direxion Daily Latin America Bear 3X Shares	—	—
Direxion Daily Semiconductor Bull 3X Shares	1,271,002	—
Direxion Daily Semiconductor Bear 3X Shares	—	—
Direxion Daily Energy Bull 3X Shares	—	—
Direxion Daily Energy Bear 3X Shares	3,644,343	25,942,062
Direxion Daily Financial Bull 3X Shares	—	—
Direxion Daily Financial Bear 3X Shares	839,658,285	833,736,449
Direxion Daily Real Estate Bull 3X Shares	—	—
Direxion Daily Real Estate Bear 3X Shares	40,732,146	—
Direxion Daily Technology Bull 3X Shares	—	—
Direxion Daily Technology Bear 3X Shares	11,093,015	13,642,542
Direxion Daily 7-10 Year Treasury Bull 3X Shares*	—	—
Direxion Daily 7-10 Year Treasury Bear 3X Shares	13,265,888	—
Direxion Daily 20+ Year Treasury Bull 3X Shares	—	—
Direxion Daily 20+ Year Treasury Bear 3X Shares	93,882,293	—

*	During the year ended October 31, 2010, the Fund utilized capital losses of $383,185.

To the extent that the Funds realize future net capital gains, those gains will be offset by any unused capital loss carryover.

142  DIREXION SEMI-ANNUAL REPORT

The Funds have adopted authoritative financial reporting rules regarding recognition and measurement of tax positions taken or expected to be taken on a tax return. The Funds have reviewed all open tax years and concluded that there is no effect to the Funds’ financial positions or results of operations and no tax liability resulting from unrecognized tax benefits relating to uncertain income tax position taken or expected to be taken on a tax return. Open tax years are those years that are open for examination by the relevant income taxing authority. As of October 31, 2010, open Federal and state income tax years include the tax years ended October 31, 2009 and October 31, 2010. The Funds have no examination in progress. The Funds are also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax expense will significantly change in twelve months.

h) Guarantees and Indemnifications – In the ordinary course of business, the Funds enter into contracts that contain a variety of indemnification provisions pursuant to which the Funds agree to indemnify third parties upon occurrence of specified events. The Fund’s maximum exposure relating to these indemnification agreements is unknown. However, the Funds have not had prior claims or losses in connection with these provisions and believe the risk of loss is remote.

i) Use of Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

3.	CREATION AND REDEMPTION TRANSACTIONS AND TRANSACTION FEES

Each Fund issues and redeems Shares on a continuous basis at NAV only in large blocks of Shares called “Creation Units.” A Creation Unit consists of 50,000 Shares. Creation Units of the Bull Funds are issued and redeemed in cash and/or in-kind for securities included in the relevant underlying index. Creation Units of the Bear Funds are issued and redeemed for cash. Investors such as market makers, large investors and institutions who wish to deal in Creation Units directly with a Fund must have entered into an authorized participant agreement with the principal underwriter and the transfer agent, or purchase through a dealer that has entered into such an agreement. Transactions in shares for each Fund are disclosed in detail in the Statements of Changes in Net Assets.

Transaction Fees payable to the Trust are imposed to compensate the Trust for the transfer and other transaction costs of a Fund associated with the issuance and redemption of Creation Units. There is a fixed and a variable component to the total Transaction Fee. A fixed Transaction Fee is applicable to each creation or redemption transaction, regardless of the number of Creation Units purchased or redeemed. In addition, a variable Transaction Fee equal to a percentage of the value of each Creation Unit purchased or redeemed is applicable to each creation or redemption transaction.

4.	INVESTMENT TRANSACTIONS

During the period ended April 30, 2011, the aggregate purchases and sales of investments (excluding cost of in-kind purchases, proceeds from in-kind sales, short-term investments, and swaps contracts) were:

Funds	Purchases	Sales

Direxion Airline Shares	$1,340,912	$1,996,995
Direxion Daily 7-10 Year Treasury Bear 1X Shares	—	—
Direxion Daily 20+ Year Treasury Bear 1X Shares	—	—
Direxion Daily Total Bond Market Bear 1X Shares	—	—
Direxion Daily BRIC Bull 2X Shares	74,982	1,291,577
Direxion Daily BRIC Bear 2X Shares	—	—

DIREXION SEMI-ANNUAL REPORT  143

Funds	Purchases	Sales

Direxion Daily India Bull 2X Shares	$—	$—
Direxion Daily India Bear 2X Shares	—	—
Direxion Daily Natural Gas Related Bull 2X Shares	895,393	892,808
Direxion Daily Natural Gas Related Bear 2X Shares	—	—
Direxion Daily Gold Miners Bull 2X Shares	1,995,623	—
Direxion Daily Gold Miners Bear 2X Shares	—	—
Direxion Daily Retail Bull 2X Shares	201,781	57,617
Direxion Daily Retail Bear 2X Shares	—	—
Direxion Daily Large Cap Bull 3X Shares	14,521,837	141,760
Direxion Daily Large Cap Bear 3X Shares	—	—
Direxion Daily Mid Cap Bull 3X Shares	5,322,446	187,413
Direxion Daily Mid Cap Bear 3X Shares	—	—
Direxion Daily Small Cap Bull 3X Shares	332,222,685	2,440,642
Direxion Daily Small Cap Bear 3X Shares	—	—
Direxion Daily China Bull 3X Shares	5,170,098	5,264,354
Direxion Daily China Bear 3X Shares	—	—
Direxion Daily Developed Markets Bull 3X Shares	1,858	603,576
Direxion Daily Developed Markets Bear 3X Shares	—	—
Direxion Daily Emerging Markets Bull 3X Shares	29,898,501	32,007,460
Direxion Daily Emerging Markets Bear 3X Shares	—	—
Direxion Daily Latin America Bull 3X Shares	—	6
Direxion Daily Latin America Bear 3X Shares	—	—
Direxion Daily Semiconductor Bull 3X Shares	18,073,447	5,343,143
Direxion Daily Semiconductor Bear 3X Shares	—	—
Direxion Daily Energy Bull 3X Shares	22,351,762	267,187
Direxion Daily Energy Bear 3X Shares	—	—
Direxion Daily Financial Bull 3X Shares	374,644,399	6,973,424
Direxion Daily Financial Bear 3X Shares	—	—
Direxion Daily Real Estate Bull 3X Shares	44,620,237	9,667,770
Direxion Daily Real Estate Bear 3X Shares	—	—
Direxion Daily Technology Bull 3X Shares	145,981	783,659
Direxion Daily Technology Bear 3X Shares	—	—
Direxion Daily 7-10 Year Treasury Bull 3X Shares	—	—
Direxion Daily 7-10 Year Treasury Bear 3X Shares	—	—
Direxion Daily 20+ Year Treasury Bull 3X Shares	5,571,540	—
Direxion Daily 20+ Year Treasury Bear 3X Shares	—	—

For the period ended April 30, 2011, the cost of in-kind purchases and proceeds from in-kind sales were as follows:

Fund	Purchases	Sales

Direxion Airline Shares	$3,913,469	$—
Direxion Daily 7-10 Year Treasury Bear 1X Shares	—	—
Direxion Daily 20+ Year Treasury Bear 1X Shares	—	—
Direxion Daily Total Bond Market Bear 1X Shares	—	—
Direxion Daily BRIC Bull 2X Shares	—	—
Direxion Daily BRIC Bear 2X Shares	—	—
Direxion Daily India Bull 2X Shares	9,777,987	—
Direxion Daily India Bear 2X Shares	—	—
Direxion Daily Natural Gas Related Bull 2X Shares	—	—
Direxion Daily Natural Gas Related Bear 2X Shares	—	—

144  DIREXION SEMI-ANNUAL REPORT

Fund	Purchases	Sales

Direxion Daily Gold Miners Bull 2X Shares	$9,113,870	$—
Direxion Daily Gold Miners Bear 2X Shares	—	—
Direxion Daily Retail Bull 2X Shares	—	—
Direxion Daily Retail Bear 2X Shares	—	—
Direxion Daily Large Cap Bull 3X Shares	128,367,520	141,173,256
Direxion Daily Large Cap Bear 3X Shares	—	—
Direxion Daily Mid Cap Bull 3X Shares	5,805,817	2,716,280
Direxion Daily Mid Cap Bear 3X Shares	—	—
Direxion Daily Small Cap Bull 3X Shares	210,827,790	592,888,411
Direxion Daily Small Cap Bear 3X Shares	—	—
Direxion Daily China Bull 3X Shares	2,204,571	—
Direxion Daily China Bear 3X Shares	—	—
Direxion Daily Developed Markets Bull 3X Shares	—	—
Direxion Daily Developed Markets Bear 3X Shares	—	—
Direxion Daily Emerging Markets Bull 3X Shares	19,120,097	140,802,729
Direxion Daily Emerging Markets Bear 3X Shares	—	—
Direxion Daily Latin America Bull 3X Shares	—	—
Direxion Daily Latin America Bear 3X Shares	—	—
Direxion Daily Semiconductor Bull 3X Shares	52,600,649	43,929,887
Direxion Daily Semiconductor Bear 3X Shares	—	—
Direxion Daily Energy Bull 3X Shares	319,769,313	350,729,193
Direxion Daily Energy Bear 3X Shares	—	—
Direxion Daily Financial Bull 3X Shares	1,337,938,910	2,275,660,281
Direxion Daily Financial Bear 3X Shares	—	—
Direxion Daily Real Estate Bull 3X Shares	83,040,887	131,459,356
Direxion Daily Real Estate Bear 3X Shares	—	—
Direxion Daily Technology Bull 3X Shares	97,152,423	87,440,361
Direxion Daily Technology Bear 3X Shares	—	—
Direxion Daily 7-10 Year Treasury Bull 3X Shares	—	—
Direxion Daily 7-10 Year Treasury Bear 3X Shares	—	—
Direxion Daily 20+ Year Treasury Bull 3X Shares	—	1,712,990
Direxion Daily 20+ Year Treasury Bear 3X Shares	—	—

5.	INVESTMENT ADVISORY AND OTHER AGREEMENTS

Under an Investment Advisory Agreement between the Trust, on behalf of each Fund, the Adviser provides a continuous investment program for each Fund’s assets in accordance with its investment objectives, policies and limitations, and oversees the day-to-day operations of a Fund, subject to the supervision of the Trustees. Pursuant to the Advisory Agreement, each Fund pays the Adviser 0.75% (0.35% for Direxion Airline Shares and 0.45% for Direxion Daily 7-10 Year Treasury Bear 1X Shares, Direxion Daily 20+ Year Treasury Bear 1X Shares and Direxion Daily Total Bond Market Bear 1X Shares) at an annual rate based on its average daily net assets. Each Fund is responsible for its own operating expenses.

The Adviser has contractually agreed to waive its fees and/or reimburse the Funds’ operating expenses to the extent that they exceed 0.95% (0.55% for Direxion Airline Shares and 0.65% for Direxion Daily 7-10 Year Treasury Bear 1X Shares, Direxion Daily 20+ Year Treasury Bear 1X Shares and Direxion Daily Total Bond Market Bear 1X Shares) of daily net assets at least until March 1, 2012 (April 1, 2012 for Direxion Daily 7-10 Year Treasury Bear 1X Shares, Direxion Daily 20+ Year Treasury Bear 1X Shares and Direxion Daily Total Bond Market Bear 1X Shares). Any expense waiver is subject to reimbursement by the Funds, as applicable, within the following three years if overall expenses fall below these percentage limitations.

DIREXION SEMI-ANNUAL REPORT  145

The amounts the Adviser recouped, the amounts the Adviser reimbursed, the amounts available for potential recoupment by the Adviser and the expiration schedule at April 30, 2011 are as follows:

			Potential Recoupment			Total
			Amounts Expiring			Potential
	Expenses	Expenses	October 31,	October 31,	April 30,	Recoupment
Funds	Recouped	Reimbursed	2012	2013	2014	Amounts

Direxion Airline Shares	$—	$32,501	$—	$—	$32,501	$32,501
Direxion Daily 7-10 Year Treasury Bear 1X Shares	—	8,558	—	—	8,558	8,558
Direxion Daily 20+ Year Treasury Bear 1X Shares		8,557	—	—	8,557	8,557
Direxion Daily Total Bond Market Bear 1X Shares	—	8,849	—	—	8,849	8,849
Direxion Daily BRIC Bull 2X Shares	—	32,251	—	52,833	32,251	85,084
Direxion Daily BRIC Bear 2X Shares	—	28,770	—	46,849	28,770	75,619
Direxion Daily India Bull 2X Shares	—	23,315	—	46,146	23,315	69,461
Direxion Daily India Bear 2X Shares	—	25,775	—	42,624	25,775	68,399
Direxion Daily Natural Gas Related Bull 2X Shares	—	29,385	—	32,254	29,385	61,639
Direxion Daily Natural Gas Related Bear 2X Shares	—	28,504	—	29,826	28,504	58,330
Direxion Daily Gold Miners Bull 2X Shares	—	31,276	—	—	31,276	31,276
Direxion Daily Gold Miners Bear 2X Shares	—	31,121	—	—	31,121	31,121
Direxion Daily Retail Bull 2X Shares	—	39,870	—	37,037	39,870	76,907
Direxion Daily Retail Bear 2X Shares	—	39,800	—	34,838	39,800	74,638
Direxion Daily Large Cap Bull 3X Shares	—	98,391	494,106	231,585	98,391	824,082
Direxion Daily Large Cap Bear 3X Shares	—	100,304	366,856	245,600	100,304	712,760
Direxion Daily Mid Cap Bull 3X Shares	—	42,921	73,234	117,830	42,921	233,985
Direxion Daily Mid Cap Bear 3X Shares	—	26,008	54,465	57,407	26,008	137,880
Direxion Daily Small Cap Bull 3X Shares	—	211,156	363,194	388,976	211,156	963,326
Direxion Daily Small Cap Bear 3X Shares	—	233,705	275,349	441,007	233,705	950,061
Direxion Daily China Bull 3X Shares	—	24,310	—	61,664	24,310	85,974
Direxion Daily China Bear 3X Shares	—	23,252	—	54,720	23,252	77,972
Direxion Daily Developed Markets Bull 3X Shares	—	50,854	110,686	128,151	50,854	289,691
Direxion Daily Developed Markets Bear 3X Shares	—	58,440	107,147	124,650	58,440	290,237
Direxion Daily Emerging Markets Bull 3X Shares	—	63,579	89,274	226,446	63,579	379,299
Direxion Daily Emerging Markets Bear 3X Shares	—	52,624	100,867	162,932	52,624	316,423
Direxion Daily Latin America Bull 3X Shares	—	62,000	—	143,332	62,000	205,332
Direxion Daily Latin America Bear 3X Shares	—	26,295	—	68,054	26,295	94,349
Direxion Daily Semiconductor Bull 3X Shares	—	31,915	—	70,233	31,915	102,148
Direxion Daily Semiconductor Bear 3X Shares	—	28,008	—	43,292	28,008	71,300
Direxion Daily Energy Bull 3X Shares	—	30,372	132,992	95,853	30,372	259,217
Direxion Daily Energy Bear 3X Shares	—	37,035	69,846	96,100	37,035	202,981
Direxion Daily Financial Bull 3X Shares	—	4,005	224,739	402,641	4,005	631,385
Direxion Daily Financial Bear 3X Shares	—	84,248	423,467	376,722	84,248	884,437
Direxion Daily Real Estate Bull 3X Shares	—	35,918	30,016	126,145	35,918	192,079
Direxion Daily Real Estate Bear 3X Shares	—	39,658	38,955	109,566	39,658	188,179
Direxion Daily Technology Bull 3X Shares	—	1,107	58,525	97,188	1,107	156,820
Direxion Daily Technology Bear 3X Shares	—	14,165	51,370	77,090	14,165	142,625
Direxion Daily 7-10 Year Treasury Bull 3X Shares	—	26,574	62,153	102,789	26,574	191,516
Direxion Daily 7-10 Year Treasury Bear 3X Shares	—	5,548	60,856	88,451	5,548	154,855
Direxion Daily 20+ Year Treasury Bull 3X Shares	—	20,956	59,927	99,456	20,956	180,339
Direxion Daily 20+ Year Treasury Bear 3X Shares	50,373	1,743	—	—	—	—

The Board has adopted a Distribution and Service Plan (the “Plan”) pursuant to Rule 12b-1 under the Investment Company Act of 1940. In accordance with the Plan, each Fund is authorized to pay an amount up to 0.25% of

146  DIREXION SEMI-ANNUAL REPORT

its average daily net assets each year for certain distribution-related activities and shareholder services. No 12b-1 fees are currently being charged by any Fund, and there are currently no plans to impose these fees.

6.	FAIR VALUE MEASUREMENTS

Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement. Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels as follows:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The Fund has adopted the Accounting Standard Update, Fair Value Measurements and Disclosures (Topic 820): Improving Disclosures about Fair Value Measurements which provides guidance on how investment assets and liabilities are to be valued and disclosed. Specifically, the amendment requires reporting entities to disclose i) the input and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements, for Level 2 or Level 3 positions ii) transfers between all levels (including Level 1 and Level 2) will be required to be disclosed on a gross basis (i.e. transfers out must be disclosed separately from transfers in) as well as the reason(s) for the transfer and iii) purchases, sales, issuances and settlements must be shown on a gross basis in the Level 3 roll forward rather than as one net number. The effective date of the amendment is for interim and annual periods beginning after December 15, 2009, however, the requirement to provide the Level 3 activity for purchases, sales, issuances and settlements on a gross basis will be effective for interim and annual periods beginning after December 15, 2010.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

DIREXION SEMI-ANNUAL REPORT  147

The following is a summary of the inputs used to value the Fund’s investments at April 30, 2011:

	Direxion Airline Shares				Direxion Daily 7-10 Year Treasury Bear 1X Shares
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total

Common Stocks†	$2,566,914	$—	$—	$2,566,914	$—	$—	$—	$—
Preferred Stocks†	357,466	—	—	357,466	—	—	—	—
Short-Term Investments†	601,797	—	—	601,797	4,002,835	—	—	4,002,835
Other Financial Instruments**	—	(45,982)	—	(45,982)	—	(34,038)	—	(34,038)

	Direxion Daily 20+ Year Treasury Bear 1X Shares				Direxion Daily Total Bond Market Bear 1X Shares
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total

Short-Term Investments†	$3,999,160	$—	$—	$3,999,160	$4,001,381	$—	$—	$4,001,381
Other Financial Instruments**	—	(50,004)	—	(50,004)	—	(43,497)	—	(43,497)

	Direxion Daily BRIC Bull 2X Shares				Direxion Daily BRIC Bear 2X Shares
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total

Common Stocks*	$907,834	$—	$—	$907,834	$—	$—	$—	$—
Preferred Stocks*	456,510	—	—	456,510	—	—	—	—
Short-Term Investments†	3,200,476	—	—	3,200,476	2,960,815	—	—	2,960,815
Other Financial Instruments**	—	705,530	—	705,530	—	(547,055)	—	(547,055)

	Direxion Daily India Bull 2X Shares				Direxion Daily India Bear 2X Shares
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total

Investment Companies†	$13,151,021	$—	$—	$13,151,021	$—	$—	$—	$—
Short-Term Investments†	18,866,620	—	—	18,866,620	4,188,350	—	—	4,188,350
Other Financial Instruments**	—	1,915,705	—	1,915,705	—	(333,555)	—	(333,555)

	Direxion Daily Natural Gas Related Bull 2X Shares				Direxion Daily Natural Gas Related Bear 2X Shares
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total

Common Stocks†	$2,909,853	$—	$—	$2,909,853	$—	$—	$—	$—
Short-Term Investments†	4,694,742	—	—	4,694,742	2,518,436	—	—	2,518,436
Other Financial Instruments**	—	2,775,315	—	2,775,315	—	(866,251)	—	(866,251)

	Direxion Daily Gold Miners Bull 2X Shares				Direxion Daily Gold Miners Bear 2X Shares
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total

Investment Companies†	$11,430,478	$—	$—	$11,430,478	$—	$—	$—	$—
Short-Term Investments†	9,568,903	—	—	9,568,903	8,131,798	—	—	8,131,798
Other Financial Instruments**	—	1,866,869	—	1,866,869	—	(769,574)	—	(769,574)

	Direxion Daily Retail Bull 2X Shares				Direxion Daily Retail Bear 2X Shares
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total

Common Stocks†	$2,680,995	$—	$—	$2,680,995	$—	$—	$—	$—
Short-Term Investments†	3,365,008	—	—	3,365,008	3,225,623	—	—	3,225,623
Other Financial Instruments**	—	1,715,132	—	1,715,132	—	(932,296)	—	(932,296)

	Direxion Daily Large Cap Bull 3X Shares				Direxion Daily Large Cap Bear 3X Shares
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total

Common Stocks†	$64,214,057	$—	$—	$64,214,057	$—	$—	$—	$—
Short-Term Investments†	224,959,176	—	—	224,959,176	210,805,285	—	—	210,805,285
Other Financial Instruments**	—	50,540,673	—	50,540,673	—	(45,862,839)	—	(45,862,839)

148  DIREXION SEMI-ANNUAL REPORT

	Direxion Daily Mid Cap Bull 3X Shares				Direxion Daily Mid Cap Bear 3X Shares
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total

Common Stocks†	$18,532,117	$—	$—	$18,532,117	$—	$—	$—	$—
Short-Term Investments†	48,545,410	—	—	48,545,410	14,525,464	—	—	14,525,464
Other Financial Instruments**	—	34,499,686	—	34,499,686	—	(3,816,567)	—	(3,816,567)

	Direxion Daily Small Cap Bull 3X Shares				Direxion Daily Small Cap Bear 3X Shares
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total

Common Stocks†	$79,952,998	$—	$51	$79,953,049	$—	$—	$—	$—
Investment Companies†	16,139	—	—	16,139	—	—	—	—
Short-Term Investments†	646,374,981	—	—	646,374,981	660,258,016	—	—	660,258,016
Other Financial Instruments**	—	222,423,274	—	222,423,274	—	(129,491,478)	—	(129,491,478)

Reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value during the period ended April 30, 2011:

Direxion Daily Small Cap Bull 3X Shares	Common Stock

Balance as of 10/31/2010	$—
Transferred into Level 3(1)(2)	35,049
Securities contributed in-kind	52,666
Realized loss from sale of securities sold in-kind	(10,164)
Securities sold in-kind	(56,352)
Change in unrealized depreciation	(21,148)

Balance as of 4/30/2011	$51

Net change in unrealized depreciation for investment securities still held at 4/30/2011	$(23,782)

(1) Transferred into Level 3 because of lack of observable market data.

(2) It is the Fund’s policy to recognize transfers into Level 3 at the value as of the beginning of the period.

	Direxion Daily China Bull 3X Shares				Direxion Daily China Bear 3X Shares
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total

Common Stocks†	$24,420,423	$—	$—	$24,420,423	$—	$—	$—	$—
Short-Term Investments†	36,882,530	—	—	36,882,530	12,210,939	—	—	12,210,939
Other Financial Instruments**	—	18,534,530	—	18,534,530	—	(3,324,344)	—	(3,324,344)

	Direxion Daily Developed Markets Bull 3X Shares				Direxion Daily Developed Markets Bear 3X Shares
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total

Common Stocks*	$15,933,251	$—	$—	$15,933,251	$—	$—	$—	$—
Short-Term Investments*	25,703,215	—	—	25,703,215	16,960,213	—	—	16,960,213
Other Financial Instruments**	—	8,618,164	—	8,618,164	—	(3,920,350)	—	(3,920,350)

	Direxion Daily Emerging Markets Bull 3X Shares				Direxion Daily Emerging Markets Bear 3X Shares
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total

Common Stocks*	$51,987,123	$—	$—	$51,987,123	$—	$—	$—	$—
Preferred Stocks*	15,891,649	—	—	15,891,649	—	—	—	—
Short-Term Investments†	266,234,146	—	—	266,234,146	114,704,166	—	—	114,704,166
Other Financial Instruments**	—	105,540,181	—	105,540,181	—	(19,408,965)	—	(19,408,965)

	Direxion Daily Latin America Bull 3X Shares				Direxion Daily Latin America Bear 3X Shares
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total

Common Stocks*	$9,443,527	$—	$—	$9,443,527	$—	$—	$—	$—
Preferred Stocks*	9,113,971	—	—	9,113,971	—	—	—	—
Short-Term Investments†	19,390,526	—	—	19,390,526	4,412,900	—	—	4,412,900
Other Financial Instruments**	—	12,798,037	—	12,798,037	—	(1,433,414)	—	(1,433,414)

DIREXION SEMI-ANNUAL REPORT  149

	Direxion Daily Semiconductor Bull 3X Shares				Direxion Daily Semiconductor Bear 3X Shares
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total

Common Stocks†	$42,211,813	$—	$—	$42,211,813	$—	$—	$—	$—
Short-Term Investments†	85,495,018	—	—	85,495,018	27,291,742	—	—	27,291,742
Other Financial Instruments**	—	36,505,393	—	36,505,393	—	(6,197,004)	—	(6,197,004)

	Direxion Daily Energy Bull 3X Shares				Direxion Daily Energy Bear 3X Shares
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total

Common Stocks†	$46,369,501	$—	$—	$46,369,501	$—	$—	$—	$—
Short-Term Investments†	294,414,135	—	—	294,414,135	74,232,855	—	—	74,232,855
Other Financial Instruments**	—	88,366,407	—	88,366,407	—	(16,293,072)	—	(16,293,072)

	Direxion Daily Financial Bull 3X Shares				Direxion Daily Financial Bear 3X Shares
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total

Common Stocks†	$200,720,752	$—	$—	$200,720,752	$—	$—	$—	$—
Short-Term Investments†	1,475,828,636	—	—	1,475,828,636	661,491,885	—	—	661,491,885
Other Financial Instruments**	—	283,537,367	—	283,537,367	—	(48,708,842)	—	(48,708,842)

	Direxion Daily Real Estate Bull 3X Shares				Direxion Real Estate Bear 3X Shares
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total

Common Stocks†	$24,501,203	$—	$—	$24,501,203	$—	$—	$—	$—
Short-Term Investments†	112,295,628	—	—	112,295,628	42,667,866	—	—	42,667,866
Other Financial Instruments**	—	78,355,699	—	78,355,699	—	(8,940,619)	—	(8,940,619)

	Direxion Daily Technology Bull 3X Shares				Direxion Daily Technology Bear 3X Shares
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total

Common Stocks†	$76,322,348	$—	$—	$76,322,348	$—	$—	$—	$—
Short-Term Investments†	177,192,325	—	—	177,192,325	57,101,340	—	—	57,101,340
Other Financial Instruments**	—	80,280,261	—	80,280,261	—	(16,876,368)	—	(16,876,368)

	Direxion Daily 7-10 Year Treasury Bull 3X Shares				Direxion Daily 7-10 Year Treasury Bear 3X Shares
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total

Short-Term Investments†	$7,936,065	$—	$—	$7,936,065	$80,936,779	$—	$—	$80,936,779
Other Financial Instruments**	—	509,537	—	509,537	—	(883,563)	—	(883,563)

	Direxion Daily 20+ Year Treasury Bull 3X Shares				Direxion Daily 20+ Year Treasury Bear 3X Shares
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total

Investment Companies †	$3,901,639	$—	$—	$3,901,639	$—	$—	$—	$—
Short-Term Investments†	21,778,460	—	—	21,778,460	560,013,969	—	—	560,013,969
Other Financial Instruments**	—	1,719,266	—	1,719,266	—	(21,340,816)	—	(21,340,816)

*	Please refer to the Schedule of Investments to view securities segregated by country.
†	Please refer to the Schedule of Investments to view securities segregated by industry.
**	Other financial instruments include swap contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

There were no transfers between Level 1 and Level 2 for the Funds during the period ended April 30, 2011.

7.	VALUATION OF DERIVATIVE INSTRUMENTS

The Funds have adopted authoritative standards of accounting for derivative instruments which establish disclosure requirements for derivative instruments. These standards improve financial reporting for derivative instruments by requiring enhanced disclosures that enables investors to understand how and why a fund uses

150  DIREXION SEMI-ANNUAL REPORT

derivative instruments, how derivative instruments are accounted for and how derivative instruments affect a fund’s financial position and results of operations.

The Funds use derivative instruments as part of their principal investment strategy to achieve their investment objective. For additional discussion on the risks associated with derivative instruments refer to Note 2. As of April 30, 2011, the Funds were invested in equity swap contracts.

At April 30, 2011, the fair value of derivatives instruments were as follows:

	Asset Derivatives[1]
Funds	Equity Risk	Interest Risk	Total

Direxion Airline Shares	$—	$—	$—
Direxion Daily 7-10 Year Treasury Bear 1X Shares	—	—	—
Direxion Daily 20+ Year Treasury Bear 1X Shares	—	—	—
Direxion Daily Total Bond Market Bear 1X Shares	—	—	—
Direxion Daily BRIC Bull 2X Shares	705,530	—	705,530
Direxion Daily BRIC Bear 2X Shares	—	—	—
Direxion Daily India Bull 2X Shares	2,049,131	—	2,049,131
Direxion Daily India Bear 2X Shares	—	—	—
Direxion Daily Natural Gas Related Bull 2X Shares	2,775,315	—	2,775,315
Direxion Daily Natural Gas Related Bear 2X Shares	—	—	—
Direxion Daily Gold Miners Bull 2X Shares	1,866,869	—	1,866,869
Direxion Daily Gold Miners Bear 2X Shares	—	—	—
Direxion Daily Retail Bull 2X Shares	1,715,132	—	1,715,132
Direxion Daily Retail Bear 2X Shares	—	—	—
Direxion Daily Large Cap Bull 3X Shares	50,540,673	—	50,540,673
Direxion Daily Large Cap Bear 3X Shares	—	—	—
Direxion Daily Mid Cap Bull 3X Shares	34,499,686	—	34,499,686
Direxion Daily Mid Cap Bear 3X Shares	—	—	—
Direxion Daily Small Cap Bull 3X Shares	222,423,274	—	222,423,274
Direxion Daily Small Cap Bear 3X Shares	—	—	—
Direxion Daily China Bull 3X Shares	18,534,530	—	18,534,530
Direxion Daily China Bear 3X Shares	—	—	—
Direxion Daily Developed Markets Bull 3X Shares	8,618,164	—	8,618,164
Direxion Daily Developed Markets Bear 3X Shares	—	—	—
Direxion Daily Emerging Markets Bull 3X Shares	105,540,181	—	105,540,181
Direxion Daily Emerging Markets Bear 3X Shares	—	—	—
Direxion Daily Latin America Bull 3X Shares	12,798,037	—	12,798,037
Direxion Daily Latin America Bear 3X Shares	—	—	—
Direxion Daily Semiconductor Bull 3X Shares	36,505,393	—	36,505,393
Direxion Daily Semiconductor Bear 3X Shares	—	—	—
Direxion Daily Energy Bull 3X Shares	88,366,407	—	88,366,407
Direxion Daily Energy Bear 3X Shares	—	—	—
Direxion Daily Financial Bull 3X Shares	285,441,408	—	285,441,408
Direxion Daily Financial Bear 3X Shares	—	—	—
Direxion Daily Real Estate Bull 3X Shares	78,355,699	—	78,355,699
Direxion Daily Real Estate Bear 3X Shares	—	—	—
Direxion Daily Technology Bull 3X Shares	80,538,024	—	80,538,024
Direxion Daily Technology Bear 3X Shares	—	—	—
Direxion Daily 7-10 Year Treasury Bull 3X Shares	—	509,537	509,537
Direxion Daily 7-10 Year Treasury Bear 3X Shares	—	2,130,657	2,130,657
Direxion Daily 20+ Year Treasury Bull 3X Shares	—	1,793,976	1,793,976
Direxion Daily 20+ Year Treasury Bear 3X Shares	—	20,343,610	20,343,610

[1]	Statements of Assets and Liabilities location: Unrealized appreciation on swaps.

DIREXION SEMI-ANNUAL REPORT  151

	Liability Derivatives[2]
Funds	Equity Risk	Interest Risk	Total

Direxion Airline Shares	$45,982	$—	$45,982
Direxion Daily 7-10 Year Treasury Bear 1X Shares	—	34,038	34,038
Direxion Daily 20+ Year Treasury Bear 1X Shares	—	50,004	50,004
Direxion Daily Total Bond Market Bear 1X Shares	—	43,497	43,497
Direxion Daily BRIC Bull 2X Shares	—	—	—
Direxion Daily BRIC Bear 2X Shares	547,055	—	547,055
Direxion Daily India Bull 2X Shares	133,426	—	133,426
Direxion Daily India Bear 2X Shares	333,555	—	333,555
Direxion Daily Natural Gas Related Bull 2X Shares	—	—	—
Direxion Daily Natural Gas Related Bear 2X Shares	866,251	—	866,251
Direxion Daily Gold Miners Bull 2X Shares	—	—	—
Direxion Daily Gold Miners Bear 2X Shares	769,574	—	769,574
Direxion Daily Retail Bull 2X Shares	—	—	—
Direxion Daily Retail Bear 2X Shares	932,296	—	932,296
Direxion Daily Large Cap Bull 3X Shares	—	—	—
Direxion Daily Large Cap Bear 3X Shares	45,862,839	—	45,862,839
Direxion Daily Mid Cap Bull 3X Shares	—	—	—
Direxion Daily Mid Cap Bear 3X Shares	3,816,567	—	3,816,567
Direxion Daily Small Cap Bull 3X Shares	—	—	—
Direxion Daily Small Cap Bear 3X Shares	129,491,478	—	129,491,478
Direxion Daily China Bull 3X Shares	—	—	—
Direxion Daily China Bear 3X Shares	3,324,344	—	3,324,344
Direxion Daily Developed Markets Bull 3X Shares	—	—	—
Direxion Daily Developed Markets Bear 3X Shares	3,920,350	—	3,920,350
Direxion Daily Emerging Markets Bull 3X Shares	—	—	—
Direxion Daily Emerging Markets Bear 3X Shares	19,408,965	—	19,408,965
Direxion Daily Latin America Bull 3X Shares	—	—	—
Direxion Daily Latin America Bear 3X Shares	1,433,414	—	1,433,414
Direxion Daily Semiconductor Bull 3X Shares	—	—	—
Direxion Daily Semiconductor Bear 3X Shares	6,197,004	—	6,197,004
Direxion Daily Energy Bull 3X Shares	—	—	—
Direxion Daily Energy Bear 3X Shares	16,293,072	—	16,293,072
Direxion Daily Financial Bull 3X Shares	1,904,041	—	1,904,041
Direxion Daily Financial Bear 3X Shares	48,708,842	—	48,708,842
Direxion Daily Real Estate Bull 3X Shares	—	—	—
Direxion Daily Real Estate Bear 3X Shares	8,940,619	—	8,940,619
Direxion Daily Technology Bull 3X Shares	257,763	—	257,763
Direxion Daily Technology Bear 3X Shares	16,876,368	—	16,876,368
Direxion Daily 7-10 Year Treasury Bull 3X Shares	—	—	—
Direxion Daily 7-10 Year Treasury Bear 3X Shares	—	3,014,220	3,014,220
Direxion Daily 20+ Year Treasury Bull 3X Shares	—	74,710	74,710
Direxion Daily 20+ Year Treasury Bear 3X Shares	—	41,684,426	41,684,426

[2]	Statements of Assets and Liabilities location: Unrealized depreciation on swaps.

152  DIREXION SEMI-ANNUAL REPORT

Transactions in derivative instruments during the period ended April 30, 2011, were as follows:

Funds		Equity Risk	Interest Risk	Total
Direxion Airline Shares	Realized gain (loss)[1]
	Swap Contracts	$(57,031)	$—

	Total realized gain (loss)	(57,031)	—	$(57,031)

	Unrealized appreciation (depreciation)[2]
	Swap Contracts	(45,982)	—

	Total unrealized appreciation (depreciation)	(45,982)	—	(45,982)

Direxion Daily 7-10 Year Treasury Bear	Realized gain (loss)[1]
1X Shares	Swap Contracts	—	1,123

	Total realized gain (loss)	—	1,123	1,123

	Unrealized appreciation (depreciation)[2]
	Swap Contracts	—	(34,038)

	Total unrealized appreciation (depreciation)	—	(34,038)	(34,038)

Direxion Daily 20+ Year Tresury Bear	Realized gain (loss)[1]
1X Shares	Swap Contracts	—	(2,658)

	Total realized gain (loss)	—	(2,658)	(2,658)

	Unrealized appreciation (depreciation)[2]
	Swap Contracts	—	(50,004)

	Total unrealized appreciation (depreciation)	—	(50,004)	(50,004)

Direxion Daily Total Bond Market Bear	Realized gain (loss)[1]
1X Shares	Swap Contracts	—	(438)

	Total realized gain (loss)	—	(438)	(438)

	Unrealized appreciation (depreciation)[2]
	Swap Contracts	—	(43,497)

	Total unrealized appreciation (depreciation)	—	(43,497)	(43,497)

Direxion Daily BRIC Bull 2X Shares	Realized gain (loss)[1]
	Swap Contracts	27,897	—

	Total realized gain (loss)	27,897	—	27,897

	Unrealized appreciation (depreciation)[2]
	Swap Contracts	338,046	—

	Total unrealized appreciation (depreciation)	338,046	—	338,046

Direxion Daily BRIC Bear 2X Shares	Realized gain (loss)[1]
	Swap Contracts	(339,691)	—

	Total realized gain (loss)	(339,691)	—	(339,691)

	Unrealized appreciation (depreciation)[2]
	Swap Contracts	(154,178)	—

	Total unrealized appreciation (depreciation)	(154,178)	—	(154,178)

Direxion Daily India Bull 2X Shares	Realized gain (loss)[1]
	Swap Contracts	(277,752)	—

	Total realized gain (loss)	(277,752)	—	(277,752)

	Unrealized appreciation (depreciation)[2]
	Swap Contracts	427,054	—

	Total unrealized appreciation (depreciation)	427,054	—	427,054

Direxion Daily India Bear 2X Shares	Realized gain (loss)[1]
	Swap Contracts	(311,934)	—

	Total realized gain (loss)	(311,934)	—	(311,934)

	Unrealized appreciation (depreciation)[2]
	Swap Contracts	61,170	—

	Total unrealized appreciation (depreciation)	61,170	—	61,170

DIREXION SEMI-ANNUAL REPORT  153

Funds		Equity Risk	Interest Risk	Total
Direxion Daily Natural Gas Related Bull	Realized gain (loss)[1]
2X Shares	Swap Contracts	$540,262	$—

	Total realized gain (loss)	540,262	—	$540,262

	Unrealized appreciation (depreciation)[2]
	Swap Contracts	2,491,306	—

	Total unrealized appreciation (depreciation)	2,491,306	—	2,491,306

Direxion Daily Natural Gas Related Bear	Realized gain (loss)[1]
2X Shares	Swap Contracts	(1,231,339)	—

	Total realized gain (loss)	(1,231,339)	—	(1,231,339)

	Unrealized appreciation (depreciation)[2]
	Swap Contracts	(523,715)	—

	Total unrealized appreciation (depreciation)	(523,715)	—	(523,715)

Direxion Daily Gold Miners Bull	Realized gain (loss)[1]
2X Shares	Swap Contracts	(90,403)	—

	Total realized gain (loss)	(90,403)	—	(90,403)

	Unrealized appreciation (depreciation)[2]
	Swap Contracts	1,866,869	—

	Total unrealized appreciation (depreciation)	1,866,869	—	1,866,869

Direxion Daily Gold Miners Bear	Realized gain (loss)[1]
2X Shares	Swap Contracts	(399,751)	—

	Total realized gain (loss)	(399,751)	—	(399,751)

	Unrealized appreciation (depreciation)[2]
	Swap Contracts	(769,574)	—

	Total unrealized appreciation (depreciation)	(769,574)	—	(769,574)

Direxion Daily Retail Bull 2X Shares	Realized gain (loss)[1]
	Swap Contracts	113,234	—

	Total realized gain (loss)	113,234	—	113,234

	Unrealized appreciation (depreciation)[2]
	Swap Contracts	984,284	—

	Total unrealized appreciation (depreciation)	984,284	—	984,284

Direxion Daily Retail Bear 2X Shares	Realized gain (loss)[1]
	Swap Contracts	(431,767)	—

	Total realized gain (loss)	(431,767)	—	(431,767)

	Unrealized appreciation (depreciation)[2]
	Swap Contracts	(329,467)	—

	Total unrealized appreciation (depreciation)	(329,467)	—	(329,467)

Direxion Daily Large Cap Bull 3X Shares	Realized gain (loss)[1]
	Swap Contracts	128,307,290	—

	Total realized gain (loss)	128,307,290	—	128,307,290

	Unrealized appreciation (depreciation)[2]
	Swap Contracts	(19,784,708)	—

	Total unrealized appreciation (depreciation)	(19,784,708)	—	(19,784,708)

Direxion Daily Large Cap Bear 3X Shares	Realized gain (loss)[1]
	Swap Contracts	(115,537,169)	—

	Total realized gain (loss)	(115,537,169)	—	(115,537,169)

	Unrealized appreciation (depreciation)[2]
	Swap Contracts	11,179,858	—

	Total unrealized appreciation (depreciation)	11,179,858	—	11,179,858

154  DIREXION SEMI-ANNUAL REPORT

Funds		Equity Risk	Interest Risk	Total
Direxion Daily Mid Cap Bull 3X Shares	Realized gain (loss)[1]
	Swap Contracts	$5,592,220	$—

	Total realized gain (loss)	5,592,220	—	$5,592,220

	Unrealized appreciation (depreciation)[2]
	Swap Contracts	20,162,308	—

	Total unrealized appreciation (depreciation)	20,162,308	—	20,162,308

Direxion Daily Mid Cap Bear 3X Shares	Realized gain (loss)[1]
	Swap Contracts	(11,329,851)	—

	Total realized gain (loss)	(11,329,851)	—	(11,329,851)

	Unrealized appreciation (depreciation)[2]
	Swap Contracts	3,080,474	—

	Total unrealized appreciation (depreciation)	3,080,474	—	3,080,474

Direxion Daily Small Cap Bull 3X Shares	Realized gain (loss)[1]
	Swap Contracts	262,487,069	—

	Total realized gain (loss)	262,487,069	—	262,487,069

	Unrealized appreciation (depreciation)[2]
	Swap Contracts	118,145,773	—

	Total unrealized appreciation (depreciation)	118,145,773	—	118,145,773

Direxion Daily Small Cap Bear 3X Shares	Realized gain (loss)[1]
	Swap Contracts	(595,692,988)	—

	Total realized gain (loss)	(595,692,988)	—	(595,692,988)

	Unrealized appreciation (depreciation)[2]
	Swap Contracts	111,225,104	—

	Total unrealized appreciation (depreciation)	111,225,104	—	111,225,104

Direxion Daily China Bull 3X Shares	Realized gain (loss)[1]
	Swap Contracts	1,533,734	—

	Total realized gain (loss)	1,533,734	—	1,533,734

	Unrealized appreciation (depreciation)[2]
	Swap Contracts	7,949,060	—

	Total unrealized appreciation (depreciation)	7,949,060	—	7,949,060

Direxion Daily China Bear 3X Shares	Realized gain (loss)[1]
	Swap Contracts	(2,312,453)	—

	Total realized gain (loss)	(2,312,453)	—	(2,312,453)

	Unrealized appreciation (depreciation)[2]
	Swap Contracts	(671,949)	—

	Total unrealized appreciation (depreciation)	(671,949)	—	(671,949)

Direxion Daily Developed Markets Bull	Realized gain (loss)[1]
3X Shares	Swap Contracts	3,369,313	—

	Total realized gain (loss)	3,369,313	—	3,369,313

	Unrealized appreciation (depreciation)[2]
	Swap Contracts	4,754,237	—

	Total unrealized appreciation (depreciation)	4,754,237	—	4,754,237

Direxion Daily Developed Markets Bear	Realized gain (loss)[1]
3X Shares	Swap Contracts	(6,155,709)	—

	Total realized gain (loss)	(6,155,709)	—	(6,155,709)

	Unrealized appreciation (depreciation)[2]
	Swap Contracts	(122,966)	—

	Total unrealized appreciation (depreciation)	(122,966)	—	(122,966)

DIREXION SEMI-ANNUAL REPORT  155

Funds		Equity Risk	Interest Risk	Total
Direxion Daily Emerging Markets Bull	Realized gain (loss)[1]
3X Shares	Swap Contracts	$63,696,577	$—

	Total realized gain (loss)	63,696,577	—	$63,696,577

	Unrealized appreciation (depreciation)[2]
	Swap Contracts	30,810,725	—

	Total unrealized appreciation (depreciation)	30,810,725	—	30,810,725

Direxion Daily Emerging Markets Bear	Realized gain (loss)[1]
3X Shares	Swap Contracts	(43,539,697)	—

	Total realized gain (loss)	(43,539,697)	—	(43,539,697)

	Unrealized appreciation (depreciation)[2]
	Swap Contracts	8,431,474	—

	Total unrealized appreciation (depreciation)	8,431,474	—	8,431,474

Direxion Daily Latin America Bull	Realized gain (loss)[1]
3X Shares	Swap Contracts	(95,382)	—

	Total realized gain (loss)	(95,382)	—	(95,382)

	Unrealized appreciation (depreciation)[2]
	Swap Contracts	3,515,595	—

	Total unrealized appreciation (depreciation)	3,515,595	—	3,515,595

Direxion Daily Latin America Bear	Realized gain (loss)[1]
3X Shares	Swap Contracts	(865,635)	—

	Total realized gain (loss)	(865,635)	—	(865,635)

	Unrealized appreciation (depreciation)[2]
	Swap Contracts	(22,036)	—

	Total unrealized appreciation (depreciation)	(22,036)	—	(22,036)

Direxion Daily Semiconductor Bull	Realized gain (loss)[1]
3X Shares	Swap Contracts	2,187,128	—

	Total realized gain (loss)	2,187,128	—	2,187,128

	Unrealized appreciation (depreciation)[2]
	Swap Contracts	25,748,964	—

	Total unrealized appreciation (depreciation)	25,748,964	—	25,748,964

Direxion Daily Semiconductor Bear	Realized gain (loss)[1]
3X Shares	Swap Contracts	(5,198,200)	—

	Total realized gain (loss)	(5,198,200)	—	(5,198,200)

	Unrealized appreciation (depreciation)[2]
	Swap Contracts	(4,315,365)	—

	Total unrealized appreciation (depreciation)	(4,315,365)	—	(4,315,365)

Direxion Daily Energy Bull 3X Shares	Realized gain (loss)[1]
	Swap Contracts	192,322,431	—

	Total realized gain (loss)	192,322,431	—	192,322,431

	Unrealized appreciation (depreciation)[2]
	Swap Contracts	34,434,618	—

	Total unrealized appreciation (depreciation)	34,434,618	—	34,434,618

Direxion Daily Energy Bear 3X Shares	Realized gain (loss)[1]
	Swap Contracts	(40,867,148)	—

	Total realized gain (loss)	(40,867,148)	—	(40,867,148)

	Unrealized appreciation (depreciation)[2]
	Swap Contracts	(14,348,130)	—

	Total unrealized appreciation (depreciation)	(14,348,130)	—	(14,348,130)

156  DIREXION SEMI-ANNUAL REPORT

Funds		Equity Risk	Interest Risk	Total
Direxion Daily Financial Bull 3X Shares	Realized gain (loss)[1]
	Swap Contracts	$415,075,160	$—

	Total realized gain (loss)	415,075,160	—	$415,075,160

	Unrealized appreciation (depreciation)[2]
	Swap Contracts	209,754,234	—

	Total unrealized appreciation (depreciation)	209,754,234	—	209,754,234

Direxion Daily Financial Bear 3X Shares	Realized gain (loss)[1]
	Swap Contracts	(406,828,956)	—

	Total realized gain (loss)	(406,828,956)	—	(406,828,956)

	Unrealized appreciation (depreciation)[2]
	Swap Contracts	(12,276,749)	—

	Total unrealized appreciation (depreciation)	(12,276,749)	—	(12,276,749)

Direxion Daily Real Estate Bull 3X Shares	Realized gain (loss)[1]
	Swap Contracts	16,354,066	—

	Total realized gain (loss)	16,354,066	—	16,354,066

	Unrealized appreciation (depreciation)[2]
	Swap Contracts	34,972,957	—

	Total unrealized appreciation (depreciation)	34,972,957	—	34,972,957

Direxion Daily Real Estate Bear	Realized gain (loss)[1]
3X Shares	Swap Contracts	(30,345,642)	—

	Total realized gain (loss)	(30,345,642)	—	(30,345,642)

	Unrealized appreciation (depreciation)[2]
	Swap Contracts	8,064,008	—

	Total unrealized appreciation (depreciation)	8,064,008	—	8,064,008

Direxion Daily Technology Bull 3X Shares	Realized gain (loss)[1]
	Swap Contracts	20,401,166	—

	Total realized gain (loss)	20,401,166	—	20,401,166

	Unrealized appreciation (depreciation)[2]
	Swap Contracts	36,958,044	—

	Total unrealized appreciation (depreciation)	36,958,044	—	36,958,044

Direxion Daily Technology Bear	Realized gain (loss)[1]
3X Shares	Swap Contracts	(11,722,301)	—

	Total realized gain (loss)	(11,722,301)	—	(11,722,301)

	Unrealized appreciation (depreciation)[2]
	Swap Contracts	(4,955,552)	—

	Total unrealized appreciation (depreciation)	(4,955,552)	—	(4,955,552)

Direxion Daily 7-10 Year Treasury Bull	Realized gain (loss)[1]
3X Shares	Swap Contracts	—	(346,696)

	Total realized gain (loss)	—	(346,696)	(346,696)

	Unrealized appreciation (depreciation)[2]
	Swap Contracts	—	430,098

	Total unrealized appreciation (depreciation)	—	430,098	430,098

Direxion Daily 7-10 Year Treasury Bear	Realized gain (loss)[1]
3X Shares	Swap Contracts	—	1,030,835

	Total realized gain (loss)	—	1,030,835	1,030,835

	Unrealized appreciation (depreciation)[2]
	Swap Contracts	—	1,532,562

	Total unrealized appreciation (depreciation)	—	1,532,562	1,532,562

DIREXION SEMI-ANNUAL REPORT  157

Funds		Equity Risk	Interest Risk	Total
Direxion Daily 20+ Year Treasury Bull	Realized gain (loss)[1]
3X Shares	Swap Contracts	$—	$(4,063,707)

	Total realized gain (loss)	—	(4,063,707)	$(4,063,707)

	Unrealized appreciation (depreciation)[2]
	Swap Contracts	—	2,602,569

	Total unrealized appreciation (depreciation)	—	2,602,569	2,602,569

Direxion Daily 20+ Year Treasury Bear	Realized gain (loss)[1]
3X Shares	Swap Contracts	—	16,789,200

	Total realized gain (loss)	—	16,789,200	16,789,200

	Unrealized appreciation (depreciation)[2]
	Swap Contracts	—	(28,717,532)

	Total unrealized appreciation (depreciation)	—	(28,717,532)	(28,717,532)

1 Statements of Operations location: Net realized gain (loss) on swaps.
2Statements of Operations location: Change in unrealized appreciation (depreciation) on swaps.

For the period ended April 30, 2011, the volume of the derivative instruments held by the Funds was as follows:

	Quarterly Average Gross Notional Amounts
	Equity Swap	Short Equity Swap
Funds	Contracts	Contracts

Direxion Airline Shares	$644,478	$—
Direxion Daily 7-10 Year Treasury Bear 1X Shares	—	1,970,726
Direxion Daily 20+ Year Treasury Bear 1X Shares	—	1,955,836
Direxion Daily Total Bond Market Bear 1X Shares	—	1,960,902
Direxion Daily BRIC Bull 2X Shares	6,466,945	—
Direxion Daily BRIC Bear 2X Shares	—	5,065,588
Direxion Daily India Bull 2X Shares	32,333,550	—
Direxion Daily India Bear 2X Shares	—	6,469,585
Direxion Daily Natural Gas Related Bull 2X Shares	8,555,524	—
Direxion Daily Natural Gas Related Bear 2X Shares	—	4,120,669
Direxion Daily Gold Miners Bull 2X Shares	13,540,771	—
Direxion Daily Gold Miners Bear 2X Shares	—	8,373,289
Direxion Daily Retail Bull 2X Shares	7,672,781	—
Direxion Daily Retail Bear 2X Shares	—	4,608,911
Direxion Daily Large Cap Bull 3X Shares	643,972,241	—
Direxion Daily Large Cap Bear 3X Shares	—	608,246,500
Direxion Daily Mid Cap Bull 3X Shares	127,850,308	—
Direxion Daily Mid Cap Bear 3X Shares	—	36,589,145
Direxion Daily Small Cap Bull 3X Shares	1,561,927,384	—
Direxion Daily Small Cap Bear 3X Shares	—	2,128,790,241
Direxion Daily China Bull 3X Shares	140,464,985	—
Direxion Daily China Bear 3X Shares	—	23,671,569
Direxion Daily Developed Markets Bull 3X Shares	69,173,323	—
Direxion Daily Developed Markets Bear 3X Shares	—	38,705,398
Direxion Daily Emerging Markets Bull 3X Shares	809,356,159	—
Direxion Daily Emerging Markets Bear 3X Shares	—	344,417,516
Direxion Daily Latin America Bull 3X Shares	86,136,186	—
Direxion Daily Latin America Bear 3X Shares	—	9,622,133
Direxion Daily Semiconductor Bull 3X Shares	203,228,143	—
Direxion Daily Semiconductor Bear 3X Shares	—	42,004,630

158  DIREXION SEMI-ANNUAL REPORT

	Quarterly Average Gross Notional Amounts
	Equity Swap	Short Equity Swap
Funds	Contracts	Contracts

Direxion Daily Energy Bull 3X Shares	$743,091,490	$—
Direxion Daily Energy Bear 3X Shares	—	175,382,159
Direxion Daily Financial Bull 3X Shares	4,548,178,539	—
Direxion Daily Financial Bear 3X Shares	—	2,728,198,646
Direxion Daily Real Estate Bull 3X Shares	281,837,099	—
Direxion Daily Real Estate Bear 3X Shares	—	149,757,102
Direxion Daily Technology Bull 3X Shares	545,189,253	—
Direxion Daily Technology Bear 3X Shares	—	126,353,377
Direxion Daily 7-10 Year Treasury Bull 3X Shares	20,037,342	—
Direxion Daily 7-10 Year Treasury Bear 3X Shares	—	205,271,996
Direxion Daily 20+ Year Treasury Bull 3X Shares	57,654,516	—
Direxion Daily 20+ Year Treasury Bear 3X Shares	—	1,139,143,753

8.	PRINCIPAL RISKS

Below are some of the principal risks of investing in the ETFs. Please refer to the ETFs’ prospectus for a full discussion.

Counterparty Risk – A Fund will be subject to credit risk with respect to the amount it expects to receive from counterparties to financial instruments entered into by the Fund. The Funds’ counterparties are generally required to post collateral to the Funds to the extent of the Funds’ daily exposure to such counterparties. However, to the extent any such collateral is insufficient, the Funds will be exposed to counterparty risk as described in this paragraph. In addition, there may be a delay associated with realization by the Funds of the collateral posted by such counterparties in the event of counterparty default or bankruptcy. A Fund may be negatively impacted if counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties. A Fund may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding, and a Fund may obtain only limited recovery or may obtain no recovery in such circumstances.

Concentration Risk – The risk of concentrating investments in a limited number of issuers in a particular industry is that a Fund will be more susceptible to the risks associated with that industry than a Fund that does not concentrate its investments.

Correlation Risk – A number of factors may affect a Fund’s ability to achieve a high degree of correlation with its benchmark, and there can be no guarantee that a Fund will achieve a high degree of correlation. A failure to achieve a high degree of correlation may prevent a Fund from achieving its investment objective. A number of factors may adversely affect a Fund’s correlation with its benchmark, including fees, expenses, transaction costs, costs associated with the use of leveraged investment techniques, income items, accounting standards, and disruptions or illiquidity in the markets for the securities or financial instruments in which the Fund invests. A Fund may not have investment exposure to all securities in its underlying benchmark index, or its weighting of investment exposure to such stocks or industries may be different from that of the index. In addition, a Fund may invest in securities or financial instruments not included in the index underlying its benchmark. A Fund may be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being over- or under-exposed to its benchmark. Activities surrounding annual index reconstitutions and other index rebalancing or reconstitution events may hinder the Funds’ ability to meet their daily investment objective on that day. Each Fund seeks to rebalance its portfolio daily to keep leverage consistent with its daily investment objective.

Certain Funds are “leveraged” funds in the sense that they have investment objectives to match a multiple of the performance of an index on a given day. These Funds are subject to all of the correlation risks described above. In

DIREXION SEMI-ANNUAL REPORT  159

addition, there is a special form of correlation risk that derives from these Funds’ use of leverage, which is that for periods greater than one day, the use of leverage tends to cause the performance of a Fund to be either greater than or less than the index performance times the stated multiple in the fund objective, before accounting for fees and fund expenses. In general, given a particular index return, increased volatility of the index will cause a decrease in the performance relative to the index performance times the stated fund multiple.

Leverage Risk – Leverage offers a means of magnifying market movements into larger changes in an investment’s value and provides greater investment exposure than an unleveraged investment. Swap agreements may be used to create leverage. Each Fund employs leveraged investment techniques to achieve its investment objective.

Liquidity Risk – In certain circumstances, such as the disruption of the orderly markets for the securities or financial instruments in which a Fund invests, a Fund might not be able to dispose of certain holdings quickly or at prices that represent fair market value in the judgment of the Adviser. Additionally, certain counterparties may have the ability to demand repayment at any time, thereby exposing the Fund to the risk that it may be required to liquidate investments at an inopportune time. This may prevent a Fund from limiting losses, realizing gains or from achieving a high correlation or inverse correlation with its underlying index.

9.	NEW ACCOUNTING PRONOUNCEMENTS

In April 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2011-03 “Reconsideration of Effective control for Repurchase Agreements”. The objective of ASU 2011-03 is to improve the accounting for repurchase agreements and other agreements that both entitle and obligate a transferor to repurchase or redeem financial assets before their maturity. Under previous guidance, whether or not to account for a transaction as a sale was based on, in part, if the entity maintained effective control over the transferred financial assets. ASU 2011-03 removes the transferor’s ability criterion from the effective control assessment. This guidance is effective prospectively for interim and annual reporting periods beginning on or after December 15, 2011. At this time, management is evaluating the implications of ASU No. 2011-03 and its impact on the financial statements has not been determined.

In May 2011, the FASB issued ASU No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs”. ASU 2011-04 includes common requirements for measurement of and disclosure about fair value between U.S. GAAP and IFRS. ASU 2011-04 will require reporting entities to disclose the following information for fair value measurements categorized within Level 3 of the fair value hierarchy: quantitative information about the unobservable inputs used in the fair value measurement, the valuation processes used by the reporting entity and a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs and the interrelationships between those unobservable inputs. In addition, ASU 2011-04 will require reporting entities to make disclosures about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011. Management is currently evaluating the implications of ASU No. 2011-04 and its impact on the financial statements.

10.	ADDITIONAL INFORMATION

On November 12, 2010, the Board determined to close the Direxion Daily 2-Year Treasury Bull 3X Shares and the Direxion Daily 2-Year Treasury Bear 3X Shares. The shares of the funds ceased trading and were closed to new investors as of the close of regular trading on November 30, 2010. All Shareholders of record as of December 7, 2010 had their Fund shares redeemed automatically and received cash in an amount equal to the net asset value of their shares as of 4:00 p.m. Eastern Time on December 7, 2010. Payments to shareholders included accrued capital gains and dividends. The net asset value as calculated will reflect the costs of closing the applicable Fund.

160  DIREXION SEMI-ANNUAL REPORT

		Per Share Short
		Term Capital
Funds	NAV Per Share	Gains

Direxion Daily 2-Year Treasury Bull 3X Shares	$41.22813	$0.13217
Direxion Daily 2-Year Treasury Bear 3X Shares	38.02065	—

During the period ended April 30, 2011, shares of Direxion Daily Large Cap Bear 3X Shares, Direxion Daily Mid Cap Bear 3X Shares, Direxion Daily Small Cap Bear 3X Shares, Direxion Daily Developed Markets Bear 3X Shares, Direxion Daily Semiconductor Bear 3X Shares, and Direxion Daily Financial Bear 3X Shares were adjusted to reflect a reverse stock split. The effect of the reverse stock split was to decrease the number of shares outstanding and increase the net asset value. The reverse stock splits have no impact on the net assets of the Fund or the value of a shareholder’s investment in the Fund. A summary of the reverse stock splits is as follows:

				Net Asset	Net Asset	Shares	Shares
	Effective			Value Before	Value	Outstanding	Outstanding
Funds	Date	Rate		Split	After Split	Before Split	After Split
Direxion Daily Large Cap Bear 3X Shares	02/24/2011	1	:5	$7.67	$38.35	25,900,417	5,180,083
Direxion Daily Mid Cap Bear 3X Shares	02/24/2011	1	:5	8.23	41.15	1,374,970	274,994
Direxion Daily Small Cap Bear 3X Shares	02/24/2011	1	:3	14.18	42.54	56,589,380	18,863,127
Direxion Daily Developed Markets Bear 3X Shares	02/24/2011	1	:5	7.27	36.35	1,700,000	340,000
Direxion Daily Semiconductor Bear 3X Shares	02/24/2011	1	:5	11.75	58.75	1,600,001	300,000
Direxion Daily Financial Bear 3X Shares	02/24/2011	1	:5	8.17	40.85	114,772,694	22,954,539

The reverse stock splits had no impact on the net assets of the Funds.

11.	SUBSEQUENT EVENTS

On June 20, 2011, the Funds declared income dividends and capital gain dividend distributions with an ex-date of June 21, 2011 and payable date of June 28, 2011. The income dividends and capital gain dividend distributions per share for each Fund was as follows:

	Per Share	Per Share Short
	Income	Term Capital
Funds	Dividend	Gains
Direxion Airline Shares	$0.13111	$—
Direxion Daily Bric Bull 2X Shares	0.01279	—
Direxion Daily Mid Cap Bull 3X Shares	—	1.54900
Direxion Daily Developed Markets Bull 3X Shares	0.13276	—
Direxion Daily Emerging Markets Bull 3X Shares	0.02642	0.42541
Direxion Daily Latin America Bull 3X Shares	0.02301	—
Direxion Daily Latin America Bear 3X Shares	—	0.23325
Direxion Daily Technology Bull 3X Shares	0.00002	—
Direxion Daily 7-10 Year Treasury Bull 3X Shares	—	0.56000

The Funds have evaluated subsequent events through the issuance of their financial statements and have determined, other than the disclosure(s) stated; there are no other events that impacted the Funds’ financial statements.

DIREXION SEMI-ANNUAL REPORT  161

Direxion Shares ETF Trust
Supplemental Information (Unaudited)

Householding

In an effort to decrease costs, the Funds intend to reduce the number of duplicate prospectuses, Annual and Semi-Annual reports, proxy statements and other similar documents you receive by sending only one copy of each to those addresses shared by two or more accounts and to shareholders we reasonably believe are from the same family or household. Householding begins once you have signed your account application. After such time, if you would like to discontinue householding for your accounts, please call toll-free at (866) 476-7523 to request individual copies of these documents. Once the Funds receive notice to stop householding, we will begin sending individual copies thirty days after receiving your requests. This policy does not apply to account statements.

162  DIREXION SEMI-ANNUAL REPORT

Direxion Shares ETF Trust
Board Review of Investment Advisory Agreement
April 30, 2011

Provided below is a summary of certain of the factors the Board of Trustees (“Board”) of Direxion Shares ETF Trust (“Trust”) considered at its August 18, 2010 Board meeting (“August Meeting”) in approving the Advisory Agreement between Rafferty Asset Management, LLC (“Rafferty”) and the Trust, on behalf of the Direxion Daily 7-10 Year Treasury Bear 1X Shares (formerly the Direxion Daily 5-Year Treasury Bull 3X Shares) and the Direxion Daily 20+ Year Treasury Bear 1X Shares (formerly the Direxion Daily 5-Year Treasury Bear 3X Shares), each a series of the Trust. In addition, provided below is a summary of certain of the factors the Board considered at its November 23, 2010 Board meeting (“November Meeting”) in approving the Advisory Agreement between Rafferty and the Trust on behalf of the Direxion NASDAQ-100® Equal Weighted Index Shares, Direxion NASDAQ Volatility Index Shares, Direxion Wireless Communications Shares, Direxion Daily Dow 30® Bear 1X Shares, Direxion Daily Large Cap Bear 1X Shares, Direxion Daily Small Cap Bear 1X Shares, Direxion Daily Total Market Bear 1X Shares, Direxion Daily Corporate Bond Bear 1X Shares, Direxion Daily Developed Markets Bear 1X Shares, Direxion Daily Emerging Market Bear 1X Shares, Direxion Daily Large Cap Growth Bull 3X Shares, Direxion Daily Large Cap Growth Bear 3X Shares, Direxion Daily Large Cap Value Bull 3X Shares, Direxion Daily Large Cap Value Bear 3X Shares, Direxion Daily Corporate Bond Bull 3X Shares, Direxion Daily Corporate Bond Bear 3X Shares, Direxion Daily High Yield Bull 3X Shares, Direxion Daily High Yield Bear 3X Shares, Direxion Daily Municipal Bond Bull 3X Shares, Direxion Daily Municipal Bond Bear 3X Shares, Direxion Daily TIPs Bull 3X Shares, Direxion Daily TIPs Bear 3X Shares, Direxion Daily Total Bond Market Bull 3X Shares and Direxion Daily Total Bond Market Bear 3X Shares, each a series of the Trust (collectively, the “November Funds”). The series of the Trust referenced above are collectively referred to as the “Funds.”

The Board at the August Meeting and November Meeting did not identify any particular information that was most relevant to its consideration to approve the Advisory Agreements and each Trustee may have afforded different weight to the various factors. In determining whether to approve the Advisory Agreements, the Board considered the best interests of each Fund separately. The Board noted that each Fund had not yet commenced operations at the time the Board considered its respective Advisory Agreement. Accordingly, the Board for each Fund considered primarily the services to be provided by Rafferty, the management fee rates to be paid to Rafferty and the Fund’s estimated expenses.

Nature, Extent and Quality of Services Provided.  The Board at the August Meeting and November Meeting considered the nature, extent and quality of the services to be provided under the Advisory Agreements by Rafferty. The Board noted that Rafferty has provided services to the Trust, Direxion Funds and Direxion Insurance Trust since their respective inceptions and has developed an expertise in managing funds using a leveraged investment strategy. The Board also noted that Rafferty trades efficiently with low commission schedules, which should help improve the Funds’ investment performance results. The Board considered Rafferty’s representations at both the August Meeting and November Meeting that it has the financial resources and appropriate staffing to manage the Funds and to meet its contractual fee waivers and/or expense limitations. The Board also considered that Rafferty utilizes the services of an independent compliance consulting firm and that reports from the chief compliance officer will be provided to the Board at its regularly scheduled quarterly Board meetings. The Board considered that Rafferty will oversee all aspects of the operation of the Funds, including oversight of the Funds’ service providers. Because each Fund had not yet commenced operations at the time the Board considered its respective Advisory Agreement, the Funds did not have any prior performance history. Based on these and other considerations, the Board at both the August Meeting and November Meeting determined that, in the exercise of its business judgment, the nature, extent and quality of the services to be provided by Rafferty to the Funds under their respective Advisory Agreements were fair and reasonable.

Costs of Services Provided to the Funds, Fee Comparisons and Profits Realized.  The Board at both the August Meeting and November Meeting considered the fees to be paid to Rafferty on an annual basis, including contractual fee waivers. In this regard, management at both the August Meeting and November Meeting advised

DIREXION SEMI-ANNUAL REPORT  163

the Board that the advisory fee rates for the Funds are similar to the advisory fee rates for comparable exchange-traded funds managed by other mutual fund sponsors and by Rafferty. In this regard, the Board considered that the fee rates for the Funds that use leverage may be higher than the fee rates for the Funds that do not use leverage due to the additional services Rafferty provides in managing the leveraged Funds. The Board considered that Rafferty agreed to limit the total expenses for the Funds via contractual fee waivers and/or expense limitations. The Board also considered the fees that Rafferty charges for the services that it provides to a pooled trading vehicle for domestic hedge funds. The Board considered the overall profitability of Rafferty’s investment business. Because each Fund had not yet commenced operations at the time the Board considered its respective Advisory Agreement, Rafferty did not have any prior profit data. Based on these considerations, the Board at both the August Meeting and November Meeting determined that, in the exercise of its business judgment, the costs of the services to be provided and the profits to be realized under the respective Advisory Agreements were fair and reasonable.

Other Benefits.  The Board considered Rafferty’s representations at both the August Meeting and November Meeting that it believes that its relationship with the Funds would help to enable Rafferty to attract business to its non-mutual fund account. The Board also considered that Rafferty’s overall business with brokerage firms can help to lower commission rates and provide better execution for Fund portfolio transactions. Based on these and other considerations, the Board determined at both the August Meeting and November Meeting that, in the exercise of its business judgment, any benefits to Rafferty under the respective Advisory Agreements would be fair and reasonable.

Conclusion.  Based on, but not limited to, the above considerations and determinations, the Board determined at both the August Meeting and November Meeting that the respective Advisory Agreements for the Funds were fair and reasonable in light of the services to be performed, fees, expenses and such other matters as the Board considered relevant in the exercise of its business judgment. On this basis, the Board: (1) at its August Meeting unanimously voted in favor of the approval of the Advisory Agreement related to the Direxion Daily 7-10 Year Treasury Bear 1X Shares (formerly the Direxion Daily 5-Year Treasury Bull 3X Shares) and the Direxion Daily 20+ Year Treasury Bear 1X Shares (formerly the Direxion Daily 5-Year Treasury Bear 3X Shares); and (2) at its November Meeting unanimously voted in favor of the approval of the Advisory Agreement related to the November Funds.

164  DIREXION SEMI-ANNUAL REPORT

THIS PAGE INTENTIONALLY LEFT BLANK

DIREXION SEMI-ANNUAL REPORT  165

THIS PAGE INTENTIONALLY LEFT BLANK

166  DIREXION SEMI-ANNUAL REPORT

PRIVACY NOTICE

At the Direxion Shares, we are committed to protecting your privacy. To open and service your Direxion accounts, we collect and maintain certain nonpublic personal information about you, such as your address, phone number, social security number, purchases, sales, account balances, bank account information and other personal financial information. We collect this information from the following sources:

•	Account applications or other forms on which you provide information,
•	Mail, e-mail, the telephone and our website, and
•	Your transactions and account inquiries with us.

We safeguard the personal information that you have entrusted to us in the following ways:

•	As a general policy, only those employees who maintain your account and respond to your requests for additional services have access to your account information.
•	We maintain physical, electronic, and procedural safeguards to insure the security of your personal information and to prevent unauthorized access to your information.

We do not disclose any nonpublic personal information about you or our former shareholders to anyone, except as permitted or required by law. In the course of conducting business and maintaining your account we may share shareholder information, as allowed by law, with our affiliated companies and with other service providers, including financial intermediaries, custodians, transfer agents and marketing consultants. Those companies are contractually bound to use that information only for the services for which we hired them. They are not permitted to use or share our shareholders’ nonpublic personal information for any other purpose. There also may be times when we provide information to federal, state or local authorities as required by law.

In the event that you hold fund shares of Direxion through a financial intermediary, including, but not limited to, a broker-dealer, bank, or trust company, the privacy policy of your financial intermediary would govern how your nonpublic personal information would be shared with nonaffiliated third parties.

For questions about our policy, please contact us at (866) 476-7523.

This page is not a part of the Semi-Annual Report.

DIREXION SEMI-ANNUAL REPORT  167

SEMI-ANNUAL REPORT APRIL 30, 2011

33 Whitehall Street, 10th Floor New York,            New York 10004            www.direxionshares.com

Investment Adviser
Rafferty Asset Management, LLC
33 Whitehall St. 10th Floor
New York, NY 10004

Administrator, Transfer Agent, Custodian & Index Receipt Agent
The Bank of New York Mellon
101 Barclay Street
New York, New York 10286

Independent Registered Public Accounting Firm
Ernst & Young LLP
Times Square
New York, NY 10036

Distributor
Foreside Fund Services, LLC
Three Canal Plaza, Suite 100
Portland, Maine 04101
www.foreside.com

You may obtain a description of the Direxion Shares ETF Trust proxy voting, policies, procedures and information regarding how each Fund voted proxies relating to portfolio securities during the 12-month period ending June 30 (available by August 31) without charge, upon request, by calling 1-866-476-7523 or by accessing the SEC’s website at www.sec.gov. Such reports maybe reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330.

Each Funds’ premium/discount information is available free of charge on the Funds’ website, www.direxionshares.com or by calling 1-866-476-7523.

The Fund files complete schedules of the portfolio holdings with the SEC for the first and third quarters on Form N-Q. The Form N-Q is available without charge, upon request, by calling 1-866-476-7523, or by accessing the SEC’s website, at www.sec.gov. It may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC.

This report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

Item 2. Code of Ethics.
Not Applicable for the semi-annual reporting period.
Item 3. Audit Committee Financial Expert.
Not Applicable for the semi-annual reporting period.
Item 4. Principal Accountant Fees and Services.
Not Applicable for the semi-annual reporting period.
Item 5. Audit Committee of Listed Registrants.
Not Applicable for the semi-annual reporting period.
Item 6. Schedule of Investments.
(a)	Schedule is included as part of the report to shareholders filed under Item 1 of this Form.

(b)	Not Applicable.
Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not Applicable.
Item 8. Portfolio Managers of Closed-End Management Investment Companies.
Not Applicable.
Item 9. Purchases of Equity Securities by Closed-End Management Investment Company & Affiliated Purchasers.
Not Applicable.
Item 10. Submission of Matters to a Vote of Security Holders.
Not Applicable.
Item 11. Controls and Procedures.
(a) The Principal Executive Officer and Principal Financial Officer have evaluated the Registrant’s disclosure controls and procedures within 90 days of the filing date of this report and have concluded that these controls and procedures are effective.
(b) There were no significant changes in the Registrant’s internal controls over financial reporting or in other factors that could significantly affect these controls subsequent to the date of their evaluation.
Item 12. Exhibits.
(a) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the Registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Not applicable at this time.
(b) Certifications for each Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17CFR 270.30a-(a)).

SIGNATURES
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Registrant: Direxion Shares ETF Trust
By: /s/ Daniel O’Neill
Daniel O’Neill, President
Date: June 23, 2011
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.
Registrant: Direxion Shares ETF Trust
By: /s/ Daniel O’Neill
Daniel O’Neill, President
Date: June 23, 2011
By: /s/ Patrick J. Rudnick
Patrick J. Rudnick, Principal Financial Officer
Date: June 23, 2011